     As filed with the Securities and Exchange Commission on April 6, 2011



                                          REGISTRATION STATEMENT NOS. 333-113533
                                                                       811-09215


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-6
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 9


                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 60


              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                           (Exact name of Registrant)
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

            1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910
              (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including area code: 860-308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                           BOSTON, MASSACHUSETTS 02116
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)


[X] on May 1, 2011 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV

                                   PROSPECTUS




                                   MAY 1, 2011


        CORPORATE OWNED FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE

               ISSUED BY: METLIFE INSURANCE COMPANY OF CONNECTICUT

This prospectus describes information you should know before you purchase Corporate Owned Variable Universal Life Insurance IV (the Policy), a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut (We, or the Company). Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy's primary features. SOME POLICY FEATURES MAY NOT BE AVAILABLE IN SOME STATES AND THERE MAY BE VARIATIONS IN YOUR POLICY FROM DESCRIPTIONS CONTAINED IN THIS PROSPECTUS BECAUSE OF DIFFERENCES IN STATE LAW THAT AFFECT THE POLICIES. Please consult your Policy for the provisions that apply in your state. We use certain terms throughout this prospectus, which are defined in APPENDIX A. The language of the Policy itself determines your rights and obligations under the Policy. Please keep this prospectus for future reference.


As a LIFE INSURANCE POLICY, the Policy is a contract between you and the Company. The Policy is designed for corporations and employers to provide insurance protection on the life of Insured employees and to build Contract Value. The Policy has a MINIMUM TARGET PREMIUM OF $100,000 PER CASE. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Named Insured (the "INSURED"). Premium Payments are flexible in both frequency and amount.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Variable life insurance policies are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Replacing any existing life insurance policy with this Policy may not be to your advantage.


You can build Contract Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in Mutual Funds (THE "FUNDS"). A fixed rate option (THE "FIXED ACCOUNT") is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select.



Investment Options that invest in the following Funds are available for all
Policies:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  Invesco V.I. Global Real Estate Fund -- Series I
  Invesco V.I. Government Securities Fund -- Series I
  Invesco V.I. International Growth Fund -- Series I
  Invesco Van Kampen V.I. Comstock Fund -- Series II
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
  Global Thematic Growth Portfolio -- Class B
  Intermediate Bond Portfolio -- Class A
  International Value Portfolio -- Class A
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS I
  VP Ultra(R) Fund
  VP Vista(SM) Fund
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Bond Fund
  American Funds Global Growth Fund
  American Funds Global Small Capitalization Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
  American Funds High-Income Bond Fund
  American Funds International Fund
  American Funds New World Fund(R)
  American Funds U.S. Government/AAA-Rated Securities Fund
DELAWARE VIP(R) TRUST -- STANDARD CLASS
  Delaware VIP(R) Small Cap Value Series
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES
  Appreciation Portfolio
  International Value Portfolio
  Opportunistic Small Cap Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service Class 2
  Equity-Income Portfolio -- Initial Class
  Freedom 2010 Portfolio -- Initial Class
  Freedom 2015 Portfolio -- Initial Class
  Freedom 2020 Portfolio -- Initial Class
  Freedom 2025 Portfolio -- Initial Class
  Freedom 2030 Portfolio -- Initial Class
  Growth & Income Portfolio -- Service Class 2
  High Income Portfolio -- Initial Class
  Index 500 Portfolio -- Initial Class
  Investment Grade Bond Portfolio -- Service Class
  Mid Cap Portfolio -- Service Class 2
  Overseas Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  Mutual Global Discovery Securities Fund -- Class 2
  Templeton Developing Markets Securities Fund -- Class 2
  Templeton Foreign Securities Fund -- Class 2
  Templeton Global Bond Securities Fund -- Class 1
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio
  Global Technology Portfolio
  Janus Aspen Perkins Mid Cap Value Portfolio
  Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class I
  Legg Mason ClearBridge Variable Appreciation Portfolio -- Class I
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I
  Legg Mason ClearBridge Variable Large Cap Growth Portfolio -- Class I

  Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I
  Legg Mason Investment Counsel Variable Social Awareness Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
  Legg Mason Western Asset Variable Global High Yield Bond Portfolio
  Legg Mason Western Asset Variable Strategic Bond Portfolio
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  BlackRock Large Cap Core Portfolio -- Class E
  Clarion Global Real Estate Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Janus Forty Portfolio -- Class A
  Lazard Mid Cap Portfolio -- Class A
  Loomis Sayles Global Markets Portfolio -- Class A
  Lord Abbett Bond Debenture Portfolio -- Class A
  Lord Abbett Mid Cap Value Portfolio -- Class B
  MetLife Aggressive Strategy Portfolio -- Class B
  Morgan Stanley Mid Cap Growth Portfolio -- Class A
  PIMCO Inflation Protected Bond Portfolio -- Class A
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  T. Rowe Price Mid Cap Growth Portfolio -- Class A
METROPOLITAN SERIES FUND, INC.
  Artio International Stock Portfolio -- Class A
  Barclays Capital Aggregate Bond Index Portfolio -- Class A
  BlackRock Aggressive Growth Portfolio -- Class D
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Large Cap Value Portfolio -- Class B
  BlackRock Legacy Large Cap Growth Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Davis Venture Value Portfolio -- Class A
  FI Value Leaders Portfolio -- Class D
  Jennison Growth Portfolio -- Class A
  MetLife Conservative Allocation Portfolio -- Class B
  MetLife Conservative to Moderate Allocation Portfolio -- Class B
  MetLife Mid Cap Stock Index Portfolio -- Class A
  MetLife Moderate Allocation Portfolio -- Class B
  MetLife Moderate to Aggressive Allocation Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Morgan Stanley EAFE(R) Index Portfolio -- Class A
  Oppenheimer Global Equity Portfolio -- Class B
  Russell 2000(R) Index Portfolio -- Class A
  Western Asset Management U.S. Government Portfolio -- Class A
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
  MFS(R) Global Equity Series
  MFS(R) High Income Series
  MFS(R) New Discovery Series
OPPENHEIMER VARIABLE ACCOUNT FUNDS -- NON-SERVICE SHARES
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
  PIMCO All Asset Portfolio
  PIMCO Long-Term U.S. Government Portfolio
  PIMCO Low Duration Portfolio
  PIMCO Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer Emerging Markets VCT Portfolio
  Pioneer Mid Cap Value VCT Portfolio
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT International Value Fund
ROYCE CAPITAL FUND -- INVESTMENT CLASS
  Royce Micro-Cap Portfolio
  Royce Small-Cap Portfolio
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I
  Emerging Markets Debt Portfolio
  Emerging Markets Equity Portfolio





Certain Funds have been subject to a merger or name change. Please see Appendix B -- "Additional Information Regarding Funds" for more information.

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS..........................     3
Policy Summary..........................................................     3
Principal Policy Benefits...............................................     3
Principal Policy Risks..................................................     4
Fund Company Risks......................................................     6
FEE TABLES..............................................................     7
Transaction Fees........................................................     7
Periodic Charges Other Than Fund Operating Expenses.....................     8
Fund Charges and Expenses...............................................    10
DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS..................    15
The Insurance Company...................................................    15
The Separate Account and its Investment Options.........................    15
The Funds...............................................................    15
Voting Rights...........................................................    24
Conflicts of Interest...................................................    25
The Fixed Account.......................................................    25
POLICY CHARGES AND DEDUCTIONS...........................................    25
Charges Against Premium.................................................    26
Charges Against Contract Value..........................................    26
Charges Against the Separate Account....................................    27
Fund Charges............................................................    28
Modification, Reserved Rights and Other Charges.........................    28
POLICY DESCRIPTION......................................................    28
Applying for a Policy...................................................    28
Right to Cancel (free look period)......................................    29
When Coverage Begins....................................................    29
Income Tax Free 'Section 1035' Exchanges................................    29
Ownership/Policy Rights.................................................    29
PREMIUMS................................................................    32
Amount, Frequency and Duration of Premium Payments......................    32
Allocation of Premium Payments..........................................    32
VALUES UNDER YOUR POLICY................................................    33
Contract Value..........................................................    33
Investment Option Valuation.............................................    33
Fixed Account Valuation.................................................    34
Loan Account Valuation..................................................    34
TRANSFER................................................................    35
Transfers of Contract Value.............................................    35
Transfer of Contract Value from the Fixed Account to the Investment
  Options...............................................................    38
Transfer of Contract Value from the Investment Options to the Fixed
  Account...............................................................    38
Dollar-Cost Averaging (DCA Program).....................................    38
Portfolio Rebalancing...................................................    38
DEATH BENEFIT...........................................................    39
Death Benefit Examples .................................................    40
Changing the Death Benefit Option.......................................    41
Paying the Death Benefit and Payment Options ...........................    41
BENEFITS AT MATURITY....................................................    42
OTHER BENEFITS..........................................................    42
Exchange Option.........................................................    42
Insured Term Rider (Supplemental Insurance Benefits)....................    42
Cash Value Enhancement Rider............................................    42
POLICY SURRENDERS.......................................................    43
Full Surrender..........................................................    43
Partial Surrender.......................................................    43
POLICY LOANS............................................................    43
Loan Conditions.........................................................    43
Effects of Loans........................................................    44
LAPSE AND REINSTATEMENT.................................................    44
Lapse...................................................................    44
Grace Period............................................................    45
Reinstatement...........................................................    45
FEDERAL TAX CONSIDERATIONS..............................................    45
Potential Benefits of Life Insurance....................................    46
Tax Status of the Policy................................................    46
Tax Treatment of Policy Benefits........................................    47
OTHER TAX CONSIDERATIONS................................................    49
Insurable Interest......................................................    50
The Company's Income Taxes..............................................    50
Tax Credits and Deductions..............................................    50
Alternative Minimum Tax.................................................    50
DISTRIBUTION & COMPENSATION.............................................    51
Distribution............................................................    51
Compensation............................................................    51
OTHER POLICY INFORMATION................................................    53
Valuation and Payment...................................................    53
Suspension of Valuation and Postponement of Payment.....................    53
Policy Statements.......................................................    53
Limits on Right to Contest and Suicide Exclusion........................    54
Misstatement as to Sex and Age..........................................    54
Policy Changes..........................................................    54
Restrictions on Financial Transactions..................................    54
LEGAL PROCEEDINGS.......................................................    55
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................    55
FINANCIAL STATEMENTS....................................................    55
APPENDIX A: GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS...........   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING FUNDS......................   B-1
APPENDIX C: TARGET PREMIUM PER $1,000 OF STATED AMOUNT..................   C-1
APPENDIX D: CASH VALUE ACCUMULATION TEST FACTORS........................   D-1

                 SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS

--------------------------------------------------------------------------------

This section provides a SUMMARY of the Policy and the principal policy benefits and risks. YOU SHOULD READ THE ENTIRE PROSPECTUS BEFORE PURCHASING THE POLICY. IMPORTANT DETAILS REGARDING THE POLICY ARE CONTAINED IN OTHER SECTIONS OF THIS PROSPECTUS.

                                 POLICY SUMMARY

The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.

                            PRINCIPAL POLICY BENEFITS

     -    Death Benefit

          We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (THE STATED AMOUNT) that you wish to purchase on the Insured. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Contract Value of your Policy (THE MINIMUM AMOUNT INSURED). Generally, the Contract Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

          In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are three Death Benefit options available:

          - OPTION 1 -- LEVEL OPTION: the Death Benefit will be the greater of (i) the Stated Amount or (ii) the Minimum Amount Insured on the Insured's date of death.

          - OPTION 2 -- VARIABLE OPTION: the Death Benefit will be the greater of (i) the Stated Amount plus the Contract Value of the Policy or (ii) the Minimum Amount Insured on the Insured's date of death.

          - OPTION 3 -- ANNUAL INCREASE OPTION: the Death Benefit will be the greater of:

               1. (a) plus (b) where: (a) is the Stated Amount as of the Insured's date of death; and (b) is the greater of zero and the lesser of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less any partial surrenders accumulated at the interest rate shown on the Policy Summary; OR

               2.   the Minimum Amount Insured on the Insured's date of death.

          The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders and Outstanding Loans and charges.

     -    Policy Surrenders (Withdrawals)

          You may withdraw some or all of your money from your Policy.

     -    Policy Loans

          You may borrow against your Policy using your Policy as collateral.

     -    The Investment Options and the Corresponding Funds

          You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Contract Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

     -    The Fixed Account

          You may allocate Premium Payments and transfer Contract Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Contract Value into or out of the Fixed Account are permitted subject to certain restrictions.

     -    Flexible Premium Payments

          After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

     -    Tax-Free Death Benefit


          Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit. In the case of an employer owned policy, certain notice and consent and other requirements must be satisfied to obtain federal income tax-free death benefits.


     -    Right to Cancel Period

          We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten
          (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.

     -    Dollar-Cost Averaging

          Under this program, you invest the same amount of money at regular intervals, so you are buying more units when the market is down and fewer units when the market is high. The potential benefit is to lower your average cost per unit.

     -    Portfolio Rebalancing

          This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to automatically reallocate values in your Policy periodically to help keep your investments properly aligned with your investment strategy.

     -    Exchange Option

          During the first two Policy Years you can transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law).

     -    Personalized Illustrations

          You may request personalized illustrations for the Policy that reflect the Insured's age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Contract Value and Death Benefit can change over time and how the investment performance of the Funds impact the Contract Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Contract Value.

                             PRINCIPAL POLICY RISKS

     -    Poor Fund Performance (Investment Risk)

          The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Contract Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero, even if you send us your Planned Premium Payments (as illustrated). In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

     -    Tax Risks


          We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Contract Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium Payments at any time during certain 7-pay test periods exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals. Finally, tax laws and regulations impacting this Policy and your tax status are always subject to change.


     -    Policy Lapse

          There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

     -    Policy Withdrawal Limitations

          The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Contract Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

     -    Effects of Policy Loans

          A Policy loan, whether or not repaid, will affect your Policy's Contract Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

     -    Credit Risk

          The Death Benefit guarantees, rider guarantees and the Fixed Account obligations depend on the Company's financial ability to fulfill their obligations. You should review the Company's financial statements, which are available upon request and are attached to the Statement of Additional Information.

     -    Increase in Current Fees and Expenses

          Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

     -    Flexible Premium Payments

          Even if you send us your Planned Premium (as illustrated) your Policy may still lapse if poor investment performance and/or certain Policy transactions substantially reduce your Contract Value.

     -    Policy is Not Suited for Short-Term Investment

          We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.

                               FUND COMPANY RISKS

          A comprehensive discussion of the risks of each Fund may be found in each Fund Company's prospectus.

          Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund.

          A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

          There is no assurance that any of the Funds will achieve their stated investment objective.

                                   FEE TABLES

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Maximum Guaranteed Charge, the Current Charge and where the amount of a charge depends on the Insured's characteristics, such as age or rating classification, the charge for a Sample Insured.

                                TRANSACTION FEES



                              WHEN WE DEDUCT
CHARGE                          THE CHARGE                              AMOUNT DEDUCTED(1)

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Front-End Sales Expense  Upon receipt of each     Current Charge:          Applied as a percentage of each
Charges(2)               Premium Payment                                   Premium Payment (See Chart Below)(3)

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       IN ALL POLICY YEARS:  12% OF PREMIUM
                                                                           PAYMENTS UP TO THE TARGET PREMIUM AND
                                                                           8% ON PREMIUM PAYMENTS IN EXCESS OF
                                                                           THE TARGET PREMIUM

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Surrender Charge         When you fully or        Current Charge:          No charge
                         partially surrender
                         your Policy

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       NO CHARGE

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Transfer Charge          When you transfer        Current Charge:          No charge
                         Contract Value among
                         the Investment Options

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       UP TO SIX FREE TRANSFERS A YEAR; $10
                                                                           PER TRANSFER THEREAFTER

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Dollar-Cost Averaging    When you make a          Current Charge:          No charge
(DCA Program)            transfer under the DCA
                         Program

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       UP TO SIX FREE TRANSFERS A YEAR; $10
                                                                           PER TRANSFER THEREAFTER(4)

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Illustrations            When you request an      Current Charge:          No charge
                         illustration after the
                         Policy is issued

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       $15 PER ILLUSTRATION

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



---------
(1) Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates may vary depending on the age, gender, policy duration and the amount of insurance coverage. This rate may not be representative of the charge that a particular policy owner would pay. To obtain information on the rates/charges that would apply to you, please contact your agent or registered representative.
(2) The current and guaranteed charges for the Front-End Sales Expense Charge includes the Premium Tax Charge and the Federal Deferred Acquisition Cost Charge. See "Policy Charges and Deductions" for more information.


                                              SALES EXPENSE CHARGES
                                               ON A CURRENT BASIS
                                  --------------------------------------------
                  POLICY YEARS    UP TO TARGET PREMIUM    ABOVE TARGET PREMIUM
          (3)     ------------    --------------------    --------------------
                    Year 1-2                7%                    2.25%
                    Year 3-7                6%                    2.25%
                    Years 8+              3.5%                    2.25%

---------



(4) For DCA Program purposes only, a transfer consists of all transfers occurring on the same day pursuant to your directions on the DCA authorization form.


The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES



                              WHEN WE DEDUCT
CHARGE                          THE CHARGE                              AMOUNT DEDUCTED(1)

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Cost of Insurance        Monthly on the           Current Charge:          Rates per $1000 of Insurance Risk for
Charge (COI)(1)          Deduction Day                                     First Year of Coverage:
                                                                           Minimum:  $0.012(2)
                                                                           Maximum: $31.940(3)

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF INSURANCE RISK FOR
                                                                           FIRST YEAR OF COVERAGE: MINIMUM:
                                                                           $0.039 (4) MAXIMUM: $31.940(3)

                                                  --------------------------------------------------------------
                                                  Sample Charge for a 47   Rates per $1000 of Insurance Risk for
                                                  year-old non-smoking     First Year of Coverage:
                                                  male (guaranteed issue)  Current:  $0.070
                                                                           Guaranteed: $0.271

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Policy Administrative    Monthly on the           Current Charge:          $5.00
Expense Charges          Deduction Date
                                                  GUARANTEED CHARGE:       $10.00

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Mortality and Expense    Daily from the unloaned  Current Charge:          0.20% on an annual basis of the
Risk (M&E) Charge(5)     portion of the Contract                           amounts in the Investment Options for
                         Value invested in the                             Policy Years 1-25 and 0.05%
                         Separate Account                                  thereafter

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       0.75% ON AN ANNUAL BASIS FOR ALL
                                                                           POLICY YEARS

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Monthly Sales Expense    Monthly for the first    Current Charge:          For Policies issued on or after
Charge                   20 Policy Years and for                           January 1, 2009, the current charge
                         20 Policy Years                                   is $0. For all other Policies, the
                         following an increase                             monthly rate per thousand is equal
                         in the Stated Amount on                           to: $0.10 times the percentage of
                         the Deduction Date from                           initial base Stated Amount. This
                         unloaned portion of the                           monthly rate is applied to the
                         Contract Value                                    greater of (1) and (2) where (1) is
                                                                           equal to 6 times the first year
                                                                           premium, and (2) is equal to the
                                                                           lesser of (a) and (b) where (a) is
                                                                           equal to the initial total Stated
                                                                           Amount and (b) is equal to the
                                                                           product of (i) initial total Death
                                                                           Benefit, and (ii) the target premium
                                                                           factor per thousand (see Appendix C),
                                                                           and (iii) 2%.

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       The monthly rate per thousand is
                                                                           equal to: $0.10 times the percentage
                                                                           of initial base Stated Amount. This
                                                                           monthly rate is applied to the
                                                                           greater of (1) and (2) where (1) is
                                                                           equal to 6 times the first year
                                                                           premium, and (2) is equal to the
                                                                           lesser of (a) and (b) where (a) is
                                                                           equal to the initial total Stated
                                                                           Amount and (b) is equal to the
                                                                           product of (i) initial total Death
                                                                           Benefit, and (ii) the target premium
                                                                           factor per thousand (see Appendix C),
                                                                           and (iii) 2%.

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Net Cost of Policy       In arrears, at the end   Current Charge:          0.60% on an annual basis of the loan
  Loans(6)               of each Policy Year                               amount for the first ten (10) Policy
                         from the Loan Account                             Years, 0.50% for Policy Years eleven
                                                                           (11) through twenty (20), and 0.15%
                                                                           thereafter.
                                                  GUARANTEED CHARGE:       1.00% ON AN ANNUAL BASIS OF THE LOAN
                                                                           AMOUNT FOR ALL POLICY YEARS

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

---------
(1) The current cost of insurance charges shown are for the underwriting and risk class identified in the footnotes below while the Guaranteed charges are based on the 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates listed do not reflect the addition of any "flat extras." Flat extras account for adverse risks that, if applied, would increase the cost-of-insurance rates shown above.
(2)   Sample charge for a 25-year-old female preferred non-smoker.
(3) Sample charge for an 80-year-old male fully underwritten as sub-standard smoker Table 10.
(4)   Sample charge for a 20-year-old female (any underwriting class).
(5) We are waiving the following amounts of the Mortality and Expense Risk Charge on the Subaccounts investing in the following Funds:


METROPOLITAN SERIES FUND, INC.
                                 an amount equal to the fund expenses that are in
MetLife Stock Index Portfolio    excess of 0.265%
                                 0.15% or, if greater, an amount, if any, equal to the
Western Asset Management U.S.    fund expenses that are in excess of 0.68%
  Government Portfolio
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio   0.11%
Harris Oakmark International     an amount equal to the fund expenses that are in
  Portfolio                      excess of 0.90%
Loomis Sayles Global Markets     an amount equal to the fund expenses that are in
  Portfolio                      excess of 0.85%
T . Rowe Price Large Cap Value   an amount equal to the fund expenses that are in
  Portfolio                      excess of 0.87%
Lord Abbett Mid Cap Value        an amount equal to the fund expenses that are in
  Portfolio                      excess of 1.12%
PIMCO Inflation Protected Bond   an amount equal to the fund expenses that are in
  Portfolio                      excess of 0.65%
Third Avenue Small Cap Value     an amount equal to the fund expenses that are in
  Portfolio                      excess of 1.10%



(6) The Policy Loan cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).

                           CHARGES FOR OPTIONAL RIDERS


                              WHEN WE DEDUCT
CHARGE                          THE CHARGE                                AMOUNT DEDUCTED

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Insured Term Rider (2    Monthly on the           Current Charge:          Rates per $1000 of Term Insurance
parts of the charge)     Deduction Day                                     Risk for First Year of Coverage:
(1) Cost of Insurance                                                      Minimum:  $0.012(4)
                                                                           Maximum: $31.940(2)

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF TERM INSURANCE
                                                                           RISK FOR FIRST YEAR OF COVERAGE:
                                                                           MINIMUM:  $0.039(3)
                                                                           MAXIMUM:  31.940(2)

                                                  --------------------------------------------------------------
                                                  Sample Charge for a 47   Rates per $1000 of Term Insurance
                                                  year-old non-smoking     Risk for First Year of Coverage:
                                                  male (guaranteed issue)  Current:  $0.070
                                                                           Guaranteed: $0.271

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
(2) Monthly Sales Load                            Current Charge:          $0.00

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       THE MONTHLY RATE PER THOUSAND IS
                                                                           EQUAL TO $0.10 TIMES THE PERCENTAGE
                                                                           OF INITIAL TERM STATED AMOUNT. THIS
                                                                           MONTHLY RATE IS APPLIED TO THE
                                                                           GREATER OF (1) AND (2) WHERE (1) IS
                                                                           EQUAL TO 6 TIMES THE FIRST YEAR
                                                                           PREMIUM AND (2) IS EQUAL TO THE
                                                                           LESSER OF (A) AND (B) WHERE (A) IS
                                                                           EQUAL TO THE INITIAL TOTAL STATED
                                                                           AMOUNT AND (B) IS EQUAL TO THE
                                                                           PRODUCT OF (I) INITIAL TOTAL DEATH
                                                                           BENEFIT, (II) THE TARGET PREMIUM
                                                                           FACTOR PER THOUSAND (SEE APPENDIX C)
                                                                           AND (III) 2%.

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Cash Value Enhancement   Not applicable           Current Charge:          No Charge
  Rider

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       NO CHARGE

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



---------
(1)   Sample charge for a 25-year-old female preferred non-smoker.
(2) Sample charge for an 80-year-old male fully underwritten as a sub-standard smoker Table 10.
(3)   Sample charge for a 20-year-old female (any underwriting class).

                            FUND CHARGES AND EXPENSES

The next tables describe the Fund fees and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.


The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2010. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2010, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Certain Funds may impose a redemption fee in the future.





MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.10%      1.76%
                                                                          -----      -----





FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL    WAIVER AND/OR     ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING      EXPENSE      OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----                               ----------  ------------  --------  ------------------  ---------  ---------------  ---------

AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
  Invesco V.I. Global Real Estate
     Fund -- Series I............     0.75%          --        0.45%            --            1.20%           --          1.20%
  Invesco V.I. Government
     Securities Fund -- Series
     I...........................     0.46%          --        0.30%            --            0.76%         0.16%         0.60%(1)
  Invesco V.I. International
     Growth Fund -- Series I.....     0.71%          --        0.33%            --            1.04%           --          1.04%
  Invesco Van Kampen V.I.
     Comstock Fund -- Series II..     0.56%        0.25%       0.29%            --            1.10%         0.23%         0.87%(2)
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
  Global Thematic Growth
     Portfolio -- Class B........     0.75%        0.25%       0.24%            --            1.24%           --          1.24%
  Intermediate Bond
     Portfolio -- Class A........     0.45%          --        0.23%            --            0.68%           --          0.68%
  International Value
     Portfolio -- Class A........     0.75%          --        0.10%            --            0.85%           --          0.85%
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. -- CLASS I
  VP Ultra(R) Fund...............     1.00%          --        0.02%            --            1.02%           --          1.02%
  VP Vista(SM) Fund..............     1.00%          --        0.02%            --            1.02%           --          1.02%
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Bond Fund.......     0.37%        0.25%       0.01%            --            0.63%           --          0.63%
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  American Funds Global Small
     Capitalization Fund.........     0.71%        0.25%       0.04%            --            1.00%           --          1.00%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.02%            --            0.54%           --          0.54%
  American Funds High-Income Bond
     Fund........................     0.46%        0.25%       0.02%            --            0.73%           --          0.73%
  American Funds International
     Fund........................     0.49%        0.25%       0.04%            --            0.78%           --          0.78%
  American Funds New World
     Fund(R).....................     0.74%        0.25%       0.06%            --            1.05%           --          1.05%
  American Funds U.S.
     Government/AAA-Rated
     Securities Fund.............     0.34%        0.25%       0.01%            --            0.60%           --          0.60%(3)
DELAWARE VIP(R) TRUST -- STANDARD
  CLASS
  Delaware VIP(R) Small Cap Value
     Series......................     0.73%          --        0.10%            --            0.83%           --          0.83%
DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
  Appreciation Portfolio.........     0.75%          --        0.06%            --            0.81%           --          0.81%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL    WAIVER AND/OR     ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING      EXPENSE      OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----                               ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  International Value Portfolio..     1.00%          --        0.26%            --            1.26%           --          1.26%
  Opportunistic Small Cap
     Portfolio...................     0.75%          --        0.11%            --            0.86%           --          0.86%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class
     2...........................     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Equity-Income Portfolio
     -- Initial Class............     0.46%          --        0.10%            --            0.56%           --          0.56%
  Freedom 2010 Portfolio
     -- Initial Class............       --           --          --           0.57%           0.57%           --          0.57%
  Freedom 2015 Portfolio
     -- Initial Class............       --           --          --           0.57%           0.57%           --          0.57%
  Freedom 2020 Portfolio
     -- Initial Class............       --           --          --           0.62%           0.62%           --          0.62%
  Freedom 2025 Portfolio
     -- Initial Class............       --           --          --           0.64%           0.64%           --          0.64%
  Freedom 2030 Portfolio
     -- Initial Class............       --           --          --           0.66%           0.66%           --          0.66%
  Growth & Income
     Portfolio -- Service Class
     2...........................     0.46%        0.25%       0.13%            --            0.84%           --          0.84%
  High Income
     Portfolio -- Initial Class..     0.57%          --        0.12%            --            0.69%           --          0.69%
  Index 500 Portfolio -- Initial
     Class.......................     0.10%          --          --             --            0.10%           --          0.10%(4)
  Investment Grade Bond
     Portfolio -- Service Class..     0.32%        0.10%       0.11%            --            0.53%           --          0.53%
  Mid Cap Portfolio -- Service
     Class 2.....................     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
  Overseas Portfolio -- Service
     Class 2.....................     0.71%        0.25%       0.15%            --            1.11%           --          1.11%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Small-Mid Cap Growth
     Securities Fund -- Class
     2+..........................     0.51%        0.25%       0.29%          0.01%           1.06%         0.01%         1.05%(5)
  Mutual Global Discovery
     Securities Fund -- Class 2..     0.80%        0.25%       0.20%            --            1.25%           --          1.25%
  Templeton Developing Markets
     Securities Fund -- Class 2..     1.24%        0.25%       0.26%          0.01%           1.76%         0.01%         1.75%(5)
  Templeton Foreign Securities
     Fund -- Class 2.............     0.65%        0.25%       0.14%          0.01%           1.05%         0.01%         1.04%(5)
  Templeton Global Bond
     Securities Fund -- Class 1..     0.46%          --        0.09%            --            0.55%           --          0.55%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.04%            --            0.93%           --          0.93%
  Global Technology Portfolio....     0.64%        0.25%       0.24%            --            1.13%           --          1.13%
  Janus Aspen Perkins Mid Cap
     Value Portfolio.............     0.75%        0.25%       0.27%            --            1.27%           --          1.27%
  Overseas Portfolio.............     0.64%        0.25%       0.04%            --            0.93%           --          0.93%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.04%            --            0.79%           --          0.79%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.03%            --            0.74%           --          0.74%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I........     0.75%          --        0.13%            --            0.88%           --          0.88%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I........     0.75%          --        0.16%            --            0.91%           --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I........     0.65%          --        0.10%            --            0.75%           --          0.75%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.69%          --        0.28%            --            0.97%           --          0.97%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio..............     0.80%          --        0.11%            --            0.91%           --          0.91%
  Legg Mason Western Asset
     Variable Strategic Bond
     Portfolio...................     0.65%          --        0.25%            --            0.90%           --          0.90%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%           --          0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%            --            0.69%           --          0.69%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL    WAIVER AND/OR     ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING      EXPENSE      OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----                               ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%         0.01%         0.84%(6)
  Invesco Small Cap Growth
     Portfolio -- Class A+.......     0.85%          --        0.04%            --            0.89%         0.02%         0.87%(7)
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.04%            --            0.67%           --          0.67%
  Lazard Mid Cap Portfolio
     -- Class A..................     0.69%          --        0.04%            --            0.73%           --          0.73%
  Loomis Sayles Global Markets
     Portfolio -- Class A........     0.69%          --        0.10%            --            0.79%           --          0.79%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.03%            --            0.53%           --          0.53%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.68%        0.25%       0.07%            --            1.00%           --          1.00%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.74%           1.10%         0.01%         1.09%(8)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+.......     0.94%          --        0.18%            --            1.12%           --          1.12%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class A........     0.66%          --        0.14%            --            0.80%         0.02%         0.78%(9)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.02%         0.67%(10)
  Pioneer Strategic Income
     Portfolio -- Class A........     0.59%          --        0.08%            --            0.67%           --          0.67%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%(11)
  T. Rowe Price Mid Cap Growth
     Portfolio -- Class A........     0.75%          --        0.04%            --            0.79%           --          0.79%
  Third Avenue Small Cap Value
     Portfolio -- Class B+.......     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
METROPOLITAN SERIES FUND, INC.
  Artio International Stock
     Portfolio -- Class A........     0.82%          --        0.12%          0.02%           0.96%         0.05%         0.91%(12)
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..     0.25%          --        0.03%            --            0.28%         0.01%         0.27%(13)
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........     0.37%          --        0.03%            --            0.40%         0.03%         0.37%(14)
  BlackRock Large Cap Value
     Portfolio -- Class B........     0.63%        0.25%       0.02%            --            0.90%         0.03%         0.87%(15)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%            --            0.77%         0.02%         0.75%(16)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(17)
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.05%         0.68%(18)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%            --            0.83%           --          0.83%
  Jennison Growth
     Portfolio -- Class A........     0.62%          --        0.02%            --            0.64%         0.07%         0.57%(19)
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.10%        0.25%       0.01%          0.55%           0.91%         0.01%         0.90%(20)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.08%        0.25%       0.02%          0.61%           0.96%           --          0.96%
  MetLife Mid Cap Stock Index
     Portfolio -- Class A........     0.25%          --        0.06%          0.01%           0.32%           --          0.32%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.66%           0.97%           --          0.97%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.71%           1.03%           --          1.03%
  MetLife Stock Index
     Portfolio -- Class A........     0.25%          --        0.02%            --            0.27%         0.01%         0.26%(13)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%            --            0.78%           --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.11%         0.62%(21)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A........     0.30%          --        0.11%          0.01%           0.42%           --          0.42%
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.53%        0.25%       0.08%            --            0.86%           --          0.86%
  Russell 2000(R) Index
     Portfolio -- Class A........     0.25%          --        0.07%          0.01%           0.33%           --          0.33%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.......     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.03%            --            0.50%         0.01%         0.49%(22)
MFS(R) VARIABLE INSURANCE
  TRUST -- INITIAL CLASS
  MFS(R) Global Equity Series....     1.00%          --        0.38%            --            1.38%         0.23%         1.15%(23)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL    WAIVER AND/OR     ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING      EXPENSE      OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----                               ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  MFS(R) High Income Series......     0.70%          --        0.10%            --            0.80%           --          0.80%
  MFS(R) New Discovery Series....     0.90%          --        0.11%            --            1.01%           --          1.01%
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- NON-SERVICE SHARES
  Oppenheimer Main Street Small-
     & Mid-Cap Fund(R)/VA........     0.70%          --        0.15%            --            0.85%         0.05%         0.80%(24)
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  PIMCO All Asset Portfolio......     0.43%          --        0.15%          0.66%           1.24%         0.03%         1.21%(25)
  PIMCO Long-Term U.S. Government
     Portfolio...................     0.48%          --        0.15%            --            0.63%           --          0.63%
  PIMCO Low Duration Portfolio...     0.50%          --        0.15%            --            0.65%           --          0.65%
  PIMCO Total Return Portfolio...     0.50%          --        0.15%            --            0.65%           --          0.65%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Emerging Markets VCT
     Portfolio...................     1.15%        0.25%       0.30%            --            1.70%           --          1.70%
  Pioneer Mid Cap Value VCT
     Portfolio...................     0.65%        0.25%       0.09%            --            0.99%           --          0.99%
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT International Value
     Fund........................     0.70%        0.25%       0.21%            --            1.16%           --          1.16%
ROYCE CAPITAL FUND -- INVESTMENT
  CLASS
  Royce Micro-Cap Portfolio......     1.25%          --        0.07%          0.05%           1.37%           --          1.37%
  Royce Small-Cap Portfolio......     1.00%          --        0.06%            --            1.06%           --          1.06%
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
  Emerging Markets Debt
     Portfolio...................     0.75%          --        0.33%            --            1.08%           --          1.08%
  Emerging Markets Equity
     Portfolio...................     1.22%          --        0.39%            --            1.61%         0.01%         1.60%(26)



---------

+ Not available under all Policies. Availability depends on Policy issue date.


(1) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.60% of average daily net assets.


(2) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.87% of average daily net assets.


(3) The Fund's management fee has been restated to reflect current management fees as reduced in an amendment to the Fund's Investment Advisory and Service Agreement effective January 1, 2011.


(4) Management fees have been reduced to 0.10%, and class expenses are limited to 0.10% (excluding interest, taxes, brokerage commissions, security lending fees, and extraordinary expenses). This expense limit is required by contract and may not be increased without approval of the fund's shareholders and board of trustees.


(5) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.


(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(11) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.


(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.78% for the first $900 million of the Portfolio's average daily net assets, 0.75% for the next $100 million, 0.725% for the next $500 million and 0.70% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.68% for the first $250 million of the Portfolio's average daily net assets, 0.625% for the next $500 million, 0.60% for the next $250 million and 0.55% on amounts over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(18) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(19) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $300 million of the Portfolio's average daily net assets, 0.60% for the next $200 million, 0.55% for the next $500 million, 0.50% for the next $1 billion and 0.47% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(20) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio's Class B shares to 0.35% of average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(21) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(22) Metlife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(23) Effective May 1, 2011, MFS has agreed in writing to reduce its management fee to 0.90% of the fund's average daily net assets annually. In addition, MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that Net Total Annual Operating Expenses do not exceed 1.15% of the fund's average daily net assets annually for Initial Class shares. These written agreements will continue until modified by a vote of the fund's Board of Trustees, but such agreements will continue until at least April 30, 2012.


(24) The Fund's manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80% for Non-Service Shares. This voluntary expense limitation may not be amended or withdrawn until one year after the date of the Fund's prospectus.


(25) PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee to the extent that the underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in underlying PIMCO funds.


(26) The Portfolio's adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) will not exceed 1.60%. The fee waivers and/or expense reimbursements are expected to continue for a period of one year or until such time as the Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.



Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the

Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.





             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS

--------------------------------------------------------------------------------


                              THE INSURANCE COMPANY

METLIFE INSURANCE COMPANY OF CONNECTICUT is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

                 THE SEPARATE ACCOUNT AND ITS INVESTMENT OPTIONS

Under Connecticut law, MetLife Insurance Company of Connecticut sponsors a separate account: the MetLife of CT Fund UL III for Variable Life Insurance ("FUND UL III"). Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium Payments that you and other Policy Owners invest in the Investment Options are deposited in Fund UL III and are held solely for the benefit of those who invest in the Investment Options of Fund UL III and no one else, including our creditors. The assets of Fund UL III are held in our name on behalf of Fund UL III and legally belong to us. The income, gains, and losses are credited to, or charged against the Policies issued from Fund UL III without regard to the income, gains or losses from any other separate account or from any other business of the Company. Finally, the assets of Fund UL III may not be used to pay any liabilities of the Company other than those arising from the Policies.

The MetLife of CT Fund UL III for Variable Life Insurance was established on January 15, 1999 under the laws of Connecticut and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account."

Fund UL III is divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. Fund UL III purchases shares of the Funds at net asset value (i.e., without a sales charge) and receives all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund.

We are obligated to pay the death benefit under the Policies even if that amount exceeds the Policy's Contract Value in Fund UL III. Any such amount that exceeds the Policy's Contract Value in Fund UL III is paid from our general account. Death benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other life insurance policies and annuity contracts where we pay all money we owe under those policies and contracts from our general account. MetLife Insurance Company of Connecticut is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

                                    THE FUNDS

The Funds offered through this Policy are listed below. From time to time we may make new Funds available. Some Funds may not be available in certain states. Each Fund is a portfolio of an open-end, management investment company that is registered under the Investment Company Act of 1940. These Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund will be different from that of the Fund.

We select the Funds offered through this Policy based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Contract Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy Owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Funds.

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR POLICY RESULTING FROM PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocation of Premiums or Contract Value, or both, at any time in our sole discretion.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Funds. These payments may be derived, in whole or in part, from the advisory fees deducted from Fund assets. Policy Owners, through their indirect investment in the Funds, bear the costs of these advisory fees. See the Funds' prospectus for more information. The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.


The Company and/or certain of its affiliated insurance companies have a joint ownership interest in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company.' The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the adviser to the subadvisers.)


Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and

"Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to us or our distributor, MetLife Investors Distribution Company. These payments decrease the Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Distribution and Compensation.")


Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-908-253-1400 OR THROUGH YOUR REGISTERED REPRESENTATIVE. We do not guarantee the investment results of the Funds.





             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
Invesco V.I. Global Real Estate    Seeks total return through          Invesco Advisers, Inc.
  Fund -- Series I                 growth of capital and current       Subadviser: Invesco Asset
                                   income.                             Management Limited
Invesco V.I. Government            Seeks total return, comprised of    Invesco Advisers, Inc.
  Securities Fund -- Series I      current income and capital
                                   appreciation.
Invesco V.I. International         Seeks long-term growth of           Invesco Advisers, Inc.
  Growth Fund -- Series I          capital.
Invesco Van Kampen V.I. Comstock   Seeks capital growth and income     Invesco Advisers, Inc.
  Fund -- Series II                through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
Global Thematic Growth             Seeks long-term growth of           AllianceBernstein L.P.
  Portfolio -- Class B             capital.
Intermediate Bond                  Seeks income and price              AllianceBernstein L.P.
  Portfolio -- Class A             appreciation without assuming
                                   what the Adviser considers undue
                                   risk.
International Value                Seeks long-term growth of           AllianceBernstein L.P.
  Portfolio -- Class A             capital.
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. -- CLASS I
VP Ultra(R) Fund                   Seeks long-term capital growth.     American Century Investment
                                                                       Management, Inc.
VP Vista(SM) Fund                  Seeks long-term capital growth.     American Century Investment
                                                                       Management, Inc.
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Bond Fund           Seeks as high a level of current    Capital Research and Management
                                   income as is consistent with the    Company
                                   preservation of capital.
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Global Small        Seeks long-term growth of           Capital Research and Management
  Capitalization Fund              capital.                            Company

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company
American Funds High-Income Bond    Seeks a high level of current       Capital Research and Management
  Fund                             income. Its secondary investment    Company
                                   objective is capital
                                   appreciation.
American Funds International       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds New World Fund(R)   Seeks long-term capital             Capital Research and Management
                                   appreciation.                       Company
American Funds U.S.                Seeks a high level of current       Capital Research and Management
  Government/AAA-Rated             income consistent with              Company
  Securities Fund                  preservation of capital.
DELAWARE VIP(R)
  TRUST -- STANDARD CLASS
Delaware VIP(R) Small Cap Value    Seeks capital appreciation.         Delaware Management Company
  Series
DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
Appreciation Portfolio             Seeks long-term capital growth      The Dreyfus Corporation
                                   consistent with the preservation    Subadviser: Fayez Sarofim & Co.
                                   of capital. Its secondary goal
                                   is current income.
International Value Portfolio      Seeks long-term capital growth.     The Dreyfus Corporation
Opportunistic Small Cap            Seeks capital growth.               The Dreyfus Corporation
  Portfolio
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks long-term capital             Fidelity Management & Research
  Portfolio -- Service Class 2     appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Equity-Income                      Seeks reasonable income. The        Fidelity Management & Research
  Portfolio -- Initial Class       fund will also consider the         Company
                                   potential for capital               Subadviser: FMR Co., Inc.
                                   appreciation. The fund's goal is
                                   to achieve a yield which exceeds
                                   the composite yield on the
                                   securities comprising the S&P
                                   500(R).
Freedom 2010                       Seeks high total return with a      Strategic Advisers, Inc.
  Portfolio -- Initial Class       secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2015                       Seeks high total return with a      Strategic Advisers, Inc.
  Portfolio -- Initial Class       secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2020                       Seeks high total return with a      Strategic Advisers, Inc.
  Portfolio -- Initial Class       secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Freedom 2025                       Seeks high total return with a      Strategic Advisers, Inc.
  Portfolio -- Initial Class       secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2030                       Seeks high total return with a      Strategic Advisers, Inc.
  Portfolio -- Initial Class       secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Growth & Income                    Seeks high total return through     Fidelity Management & Research
  Portfolio -- Service Class 2     a combination of current income     Company
                                   and capital appreciation.           Subadviser: FMR Co., Inc.
High Income Portfolio -- Initial   Seeks a high level of current       Fidelity Management & Research
  Class                            income, while also considering      Company
                                   growth of capital.                  Subadviser: FMR Co., Inc.
Index 500 Portfolio -- Initial     Seeks investment results that       Fidelity Management & Research
  Class                            correspond to the total return      Company
                                   of common stocks publicly traded    Subadvisers: FMR Co., Inc.;
                                   in the United States, as            Geode Capital Management, LLC
                                   represented by the Standard &
                                   Poor's 500(R) Index (S&P
                                   500(R)).
Investment Grade Bond              Seeks as high a level of current    Fidelity Management & Research
  Portfolio -- Service Class       income as is consistent with the    Company
                                   preservation of capital.            Subadviser: Fidelity Investments
                                                                       Money Management, Inc.
Mid Cap Portfolio -- Service       Seeks long-term growth of           Fidelity Management & Research
  Class 2                          capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
Overseas Portfolio -- Service      Seeks long-term growth of           Fidelity Management & Research
  Class 2                          capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.     Franklin Advisers, Inc.
  Securities Fund -- Class 2+
Mutual Global Discovery            Seeks capital appreciation.         Franklin Mutual Advisers, LLC
  Securities Fund -- Class 2
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund -- Class 2       appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund -- Class 2                                                      LLC
Templeton Global Bond Securities   Seeks high current income,          Franklin Advisers, Inc.
  Fund -- Class 1                  consistent with preservation of
                                   capital, with capital
                                   appreciation as a secondary
                                   consideration.
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
Global Technology Portfolio        Seeks long-term growth of           Janus Capital Management LLC
                                   capital.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Janus Aspen Perkins Mid Cap        Seeks capital appreciation.         Janus Capital Management LLC
  Value Portfolio                                                      Subadviser: Perkins Investment
                                                                       Management LLC
Overseas Portfolio                 Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks a high level of current       Legg Mason Partners Fund
  Equity Income Builder            income. Long-term capital           Advisor, LLC
  Portfolio -- Class I             appreciation is a secondary         Subadviser: ClearBridge
                                   objective.                          Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I             secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Investment Counsel      Seeks capital appreciation and      Legg Mason Partners Fund
  Variable Social Awareness        retention of net investment         Advisor, LLC
  Portfolio                        income.                             Subadviser: Legg Mason
                                                                       Investment Counsel
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset           Seeks to maximize total return,     Legg Mason Partners Fund
  Variable Global High Yield       consistent with the preservation    Advisor, LLC
  Bond Portfolio                   of capital.                         Subadvisers: Western Asset
                                                                       Management Company; Western
                                                                       Asset Management Company Limited
Legg Mason Western Asset           Seeks to maximize total return,     Legg Mason Partners Fund
  Variable Strategic Bond          consistent with the preservation    Advisor, LLC
  Portfolio                        of capital.                         Subadvisers: Western Asset
                                                                       Management Company; Western
                                                                       Asset Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: ING Clarion Real
                                   securities, emphasizing both        Estate Securities LLC
                                   capital appreciation and current
                                   income.
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Invesco Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A+            capital.                            Subadviser: Invesco Advisers,
                                                                       Inc.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Loomis Sayles Global Markets       Seeks high total investment         MetLife Advisers, LLC
  Portfolio -- Class A             return through a combination of     Subadviser: Loomis, Sayles &
                                   capital appreciation and income.    Company, L.P.
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments, primarily      Subadviser: Lord, Abbett & Co.
                                   in equity securities which are      LLC
                                   believed to be undervalued in
                                   the marketplace.
MetLife Aggressive Strategy        Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A+                                                Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley Mid Cap Growth      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Morgan Stanley
                                                                       Investment Management Inc.
PIMCO Inflation Protected Bond     Seeks maximum real return,          MetLife Advisers, LLC
  Portfolio -- Class A             consistent with preservation of     Subadviser: Pacific Investment
                                   capital and prudent investment      Management Company LLC
                                   management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
T. Rowe Price Large Cap Value      Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation by investing in        Subadviser: T. Rowe Price
                                   common stocks believed to be        Associates, Inc.
                                   undervalued. Income is a
                                   secondary objective.
T. Rowe Price Mid Cap Growth       Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: T. Rowe Price
                                                                       Associates, Inc.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B+            appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
METROPOLITAN SERIES FUND, INC.
Artio International Stock          Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Artio Global
                                                                       Management, LLC
Barclays Capital Aggregate Bond    Seeks to equal the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays Capital U.S.        Subadviser: MetLife Investment
                                   Aggregate Bond Index.               Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Large Cap Value          Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders Portfolio         Seeks long-term growth of           MetLife Advisers, LLC
  -- Class D                       capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Conservative Allocation    Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Mid Cap Stock Index        Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's MidCap     Subadviser: MetLife Investment
                                   400(R) Composite Stock Price        Advisors Company, LLC
                                   Index.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley EAFE(R) Index       Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
Russell 2000(R) Index              Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Russell 2000(R) Index.       Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B+            capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.
MFS(R) VARIABLE INSURANCE
  TRUST -- INITIAL CLASS
MFS(R) Global Equity Series        Seeks capital appreciation.         Massachusetts Financial Services
                                                                       Company
MFS(R) High Income Series          Seeks total return with an          Massachusetts Financial Services
                                   emphasis on high current income,    Company
                                   but also considering capital
                                   appreciation.
MFS(R) New Discovery Series        Seeks capital appreciation.         Massachusetts Financial Services
                                                                       Company
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- NON-SERVICE SHARES
Oppenheimer Main Street Small- &   Seeks capital appreciation.         OppenheimerFunds, Inc.
  Mid-Cap Fund(R)/VA
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
PIMCO All Asset Portfolio          Seeks maximum real return           Pacific Investment Management
                                   consistent with preservation of     Company LLC
                                   real capital and prudent            Subadviser: Research Affiliates,
                                   investment management.              LLC
PIMCO Long-Term U.S. Government    Seeks maximum total return,         Pacific Investment Management
  Portfolio                        consistent with preservation of     Company LLC
                                   capital and prudent investment
                                   management.
PIMCO Low Duration Portfolio       Seeks maximum total return,         Pacific Investment Management
                                   consistent with preservation of     Company LLC
                                   capital and prudent investment
                                   management.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
PIMCO Total Return Portfolio       Seeks maximum total return,         Pacific Investment Management
                                   consistent with preservation of     Company LLC
                                   capital and prudent investment
                                   management.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Emerging Markets VCT       Seeks long-term growth of           Pioneer Investment Management,
  Portfolio                        capital.                            Inc.
Pioneer Mid Cap Value VCT          Seeks capital appreciation by       Pioneer Investment Management,
  Portfolio                        investing in a diversified          Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
PUTNAM VARIABLE TRUST -- CLASS
  IB
Putnam VT International Value      Seeks capital growth. Current       Putnam Investment Management,
  Fund                             income is a secondary objective.    LLC
                                                                       Subadviser: The Putnam Advisory
                                                                       Company, LLC
ROYCE CAPITAL FUND -- INVESTMENT
  CLASS
Royce Micro-Cap Portfolio          Seeks long-term growth of           Royce & Associates, LLC
                                   capital.
Royce Small-Cap Portfolio          Seeks long-term growth of           Royce & Associates, LLC
                                   capital.
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
Emerging Markets Debt Portfolio    Seeks high total return by          Morgan Stanley Investment
                                   investing primarily in fixed        Management Inc.
                                   income securities of government
                                   and government-related issuers
                                   and, to a lesser extent, of
                                   corporate issues in emerging
                                   market countries.
Emerging Markets Equity            Seeks long-term capital             Morgan Stanley Investment
  Portfolio                        appreciation by investing           Management Inc.
                                   primarily in growth-oriented        Subadvisers: Morgan Stanley
                                   equity securities of issuers in     Investment Management Company
                                   emerging market countries.          and Morgan Stanley Investment
                                                                       Management Limited



-------


    + Not available under all Policies. Availability depends on Policy issue date.


                                  VOTING RIGHTS

The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Policy Owners may control the outcome of the vote.

Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.

                              CONFLICTS OF INTEREST

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interests of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.

                                THE FIXED ACCOUNT

                      (MAY NOT BE AVAILABLE IN ALL STATES)

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the General Account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

You may allocate some of your Net Premium Payments and transfer some of your Contract Value to the Fixed Account, subject to certain restrictions. (See "Transfers.") We credit the portion of Contract Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.

Under the Fixed Account, which is part of the Company's General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner's Contract Value. The Fixed Account will not share in the investment performance of our General Account but is subject to the claims of our creditors. See the Transfers section for information on restrictions on transfers into and out of the Fixed Account.

                          POLICY CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The SERVICES AND BENEFITS we provide include:

     - the ability for you to make withdrawals and surrenders under the Policies;

     -    the ability for you to obtain a loan under the Policies;

     -    the Death Benefit paid on the death of the Insured;

     - making available a variety of Investment Options and related programs (including dollar-cost averaging and portfolio rebalancing);

     - administration of the various elective options available under the Policies; and

     -    the distribution of various reports to Policy Owners.

The COSTS AND EXPENSES we incur include:

     - expenses associated with underwriting applications and increases in the Stated Amount;

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;

     - sales and marketing expenses including commission payments to your sales agent; and

     -    other costs of doing business.

RISKS we assume include:

     - that the Insured may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and

     - that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

                             CHARGES AGAINST PREMIUM

We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (NET PREMIUM PAYMENT) among the Investment Options and the Fixed Account.

     - FRONT-END SALES EXPENSE CHARGE: We deduct a front-end sales charge from each Premium Payment received. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent. The Sales Expense Charge is summarized in the chart below.

                              SALES EXPENSE CHARGES ON A                      SALES EXPENSE CHARGES ON A
                                     CURRENT BASIS                                 GUARANTEED BASIS
                     --------------------------------------------    --------------------------------------------
     POLICY YEARS    UP TO TARGET PREMIUM    ABOVE TARGET PREMIUM    UP TO TARGET PREMIUM    ABOVE TARGET PREMIUM
     ------------    --------------------    --------------------    --------------------    --------------------
     Years 1 -- 2            7.0%                    2.25%                    12%                     8%
     Years 3 -- 7            6.0%                    2.25%                    12%                     8%
       Years 8+              3.5%                    2.25%                    12%                     8%


Currently, 2.25% of the Sales Expense Charge is designed to compensate the Company for STATE PREMIUM TAXES owed by the Company associated with the receipt of Premium Payments, which cost is borne by the Policy Owner. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction. Likewise, 1.25% of the Sales Expense Charge (up to Target Premium) is designed to compensate us for FEDERAL TAXES (federal deferred acquisition cost charge) associated with the receipt of Premium Payments, which cost is borne by the Policy Owner.

                         CHARGES AGAINST CONTRACT VALUE

MONTHLY DEDUCTION AMOUNT: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option's values attributable to the Policy and the Fixed Account. We deduct the amount on the first day of each Policy Month (the DEDUCTION DATE). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge, (3) Monthly Sales Expense Charge and (4) charges for any Rider. These are described below.

     - COST OF INSURANCE CHARGE: The cost of insurance charge is the primary charge under your Policy for the life insurance protection (Coverage Amount) we provide you. THE COVERAGE AMOUNT IS EQUAL TO THE AMOUNT INSURED LESS THE CONTRACT VALUE. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the amount of life insurance coverage; (2) the Contract Value of your Policy on the date of the deduction; and (3) the current cost per dollar for insurance coverage.

     - There are maximum or GUARANTEED COST OF INSURANCE RATES associated with your Policy that are shown on the Policy Summary page of your Policy. For Policies with an Issue Date before January 1, 2009, the guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which are used for unisex cost of insurance rates. For Policies with an Issue Date on or after January 1, 2009, the guaranteed rates are based on the 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Tables"). Unisex guaranteed cost of insurance rates are based on the 2001 CSO Table weighted 80% male, 20% female. The rates are also based on the age, gender and risk class of the Insured.

     - The CURRENT COST OF INSURANCE RATES are based on the age, risk class and gender (unless unisex rates are required) of the Insured, as well as the method of underwriting we use in connection with processing your application for a Policy (See "Applying for a Policy"). The current rates are less than or equal to the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the initial base Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for Insureds of the same age, sex, duration and rate class.

     - POLICY ADMINISTRATIVE EXPENSE CHARGE: A $5.00 fee. Guaranteed not to exceed $10 per month.

     - MONTHLY SALES EXPENSE CHARGE: Except for Policies issued on or after January 1, 2009, for which the current charge is $0, the current and guaranteed maximum Monthly Sales Expense Charge is a monthly rate per thousand equal to $0.10 times the percentage of initial base Stated Amount. This monthly rate is applied to the greater of (1) and (2) where (1) is equal to 6 times first year premium and (2) is equal to the lesser of (a) and (b) where (a) is equal to the initial total Stated Amount and (b) is equal to the product of (i) initial total Death Benefit, (ii) the target premium factor per thousand (see Appendix C) and (iii) 2%. This charge applies for 20 years from the effective date of the total initial Stated Amount and any increases in coverage. Any increase in coverage after the original issue date will be assessed a charge for 20 years from the effective date of the increase.

     - MONTHLY SALES LOAD (FOR THE INSURED TERM RIDER, IF APPLICABLE): The guaranteed maximum Monthly Sales Load is a monthly rate per thousand equal to $0.10 times the percentage of initial term Stated Amount. This monthly rate is applied to the greater of (1) and (2) where (1) is equal to 6 times first year premium and (2) is equal to the lesser of (a) and (b) where (a) is equal to the initial total Stated Amount and (b) is equal to the product of (i) initial total Death Benefit,
          (ii) the target premium factor per thousand (see Appendix C) and (iii) 2%. This charge applies for 20 years from the effective date of the total initial Stated Amount and any increases in coverage. Any increase in coverage after the original issue date will be assessed a charge for 20 years from the effective date of the increase. The current Monthly Sales Load is $0.

     - CHARGES FOR RIDERS: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

     -    SURRENDER CHARGES: There is no surrender charge.

                      CHARGES AGAINST THE SEPARATE ACCOUNT

             (NOT ASSESSED ON CONTRACT VALUES IN THE FIXED ACCOUNT)

MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge for mortality and expense risks from the assets in the Investment Options. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.

                                                       M&E CHARGE ON A
                     M&E CHARGE ON A CURRENT BASIS    GUARANTEED BASIS
     POLICY YEARS               (ANNUAL)                  (ANNUAL)
     ------------    -----------------------------    ----------------
         1-25                    0.20%                      0.75%
       Years 26+                 0.05%                      0.75%

                                  FUND CHARGES

Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the Separate Account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the "Fee Tables" section in this prospectus and the Fund company prospectuses for information on the Fund charges.

                 MODIFICATION, RESERVED RIGHTS AND OTHER CHARGES

We may offer the Policy in arrangements where an employer or trustee will own a group of Policies on the lives of certain employees, or in other situations where groups of Policies will be purchased at one time. We may modify (increase, decrease or eliminate) the mortality and expense risk charge, front-end sales charges and monthly policy administrative expense charges in such arrangements to reflect the increased or decreased sales expenses, administrative costs and/or mortality and expense risks we expect to incur as a result of sales to a particular group. We will not modify these charges in ways that will be unfairly discriminatory to any person.

We reserve the right to charge for transfers, Dollar Cost Averaging, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.

                               POLICY DESCRIPTION

--------------------------------------------------------------------------------

The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values and other features traditionally associated with life insurance. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to. The Policy is non-participating, which means the Company will not pay dividends on the Policy.

                              APPLYING FOR A POLICY

To purchase a Policy, an APPLICATION on the Insured must be submitted to us with information that includes:

     -    Requested Stated Amount (minimum of $50,000)

     -    Death Benefit Option

     -    Beneficiary

     -    Investment Option selections, and

     -    Rider selections.

Policies generally will be issued only on the life of an Insured between the ages of 20-80. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insured and may require medical examinations and additional information about the proposed Insured before the application is approved. There are three types of underwriting available under the Policy. We decide which type to use based on the total number of eligible possible Insureds within the eligible group for whom a Policy could be purchased and the percentage of those Insureds for whom a Policy is actually purchased. The three types of underwriting are:

     - Guaranteed Issue -- requires the least evidence of insurability and rating classification.

     - Simplified Underwriting -- requires more evidence of insurability and rating classification.

     - Full Underwriting -- requires the most evidence of insurability and rating classification.

An Insured who qualifies for standard or preferred risk classification under full underwriting may pay higher cost of insurance rates if simplified underwriting or guaranteed issue is applied.

A Policy will be issued only after the underwriting process is completed to our satisfaction (ISSUE DATE). The POLICY DATE (shown on the Policy Summary) is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured.

                       RIGHT TO CANCEL (FREE LOOK PERIOD)

An applicant may cancel the Policy by returning it via mail or personal delivery to the Company at our Administrative Office or to the agent who sold the Policy. The Policy must be returned by the latest of

     (1)  10 days after delivery of the Policy to the Policy Owner, or

     (2)  45 days of completion of the Policy application, or

     (3) 10 days after the Notice of Right to Cancel has been mailed or delivered to the Applicant whichever is latest, or

     (4)  later if required by state law.

Depending on state law, we will refund either:

     (1)  All Premium Payments less any Outstanding Loans, or

     (2) The Contract Value of the Policy on the date we received the returned Policy, plus any charges and expenses that were deducted, less any Outstanding Loans.

During the Right to Cancel period, we allocate Net Premium Payments to the BlackRock Money Market Portfolio or equivalent money market portfolio unless you purchase a Policy in a state that permits us to refund Contract Value. If you purchase the Policy in a state that permits us to refund Contract Value, we will invest your Net Premium Payments in the Investment Options you select during the Right to Cancel period.

                              WHEN COVERAGE BEGINS

Except as stated in the Temporary Insurance Agreement, no insurance will take effect prior to the later of the Issue Date or the Policy Date shown on the Policy Summary. Insurance issued will take effect on the later of the Issue Date of the Policy Date shown on the Policy Summary if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

You may request a Policy Date of up to twelve months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a "back-dated policy"). In many but not all cases, a younger Age will result in a smaller Planned Premium and lower cost of insurance charges. However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.

                    INCOME TAX FREE 'SECTION 1035' EXCHANGES

You can generally exchange one life insurance policy for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, you may have to pay federal income tax on the gain and potentially an early withdrawal or other penalty on the exchange. You should not exchange an existing life insurance policy for this one unless you determine, after knowing all the facts and consultation with a tax adviser, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

                             OWNERSHIP/POLICY RIGHTS

The POLICY OWNER is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while the Insured is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

     -    Assigning the Policy

          The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See "Tax Treatment of Policy Benefits." You should consult a tax adviser before assigning the Policy.

     -    Receiving the Maturity Benefit

          If the Insured is living on the Maturity Date, we will pay you the Contract Value of the Policy as of the Maturity Date, less any:

               1.   Outstanding Loan;

               2.   Monthly Deduction Amount due but not paid; and

               3. Amount payable to an assignee under a collateral assignment of the Policy.

          Upon maturity, insurance ends and we have no further obligation under the Policy.

     -    Changing or Revoking a Beneficiary

          The BENEFICIARY is named in the Policy application and is the person who receives the Death Benefit when the Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

          Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while the Insured is living and while your Policy is in force by writing us at our Administrative Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

     -    Decreases in the Stated Amount of Insurance

          You may request a decrease in the Stated Amount after the first Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $50,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

               1.   against the most recent increase in the Stated Amount;

               2. to other increases in the reverse order in which they occurred; and

               3.   to the initial Stated Amount.

          A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income.

          We will send you a supplemental Policy Summary reflecting any change. We reserve the right to limit the number of decreases to the Stated Amount to one each Policy Year.

     -    Changing the Death Benefit Option

          After the first Policy Year, if the Insured is still alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The Stated Amount will be adjusted so the Coverage Amount remains level. There is no other direct consequence of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of the Coverage Amount. The Cost of Insurance Charge, which is based on the Coverage Amount, may be different in the future. The following changes in Death Benefit Options are permissible: Options 1-2, Options 2-1 and Options 3-1.

          If the option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the option change. If the option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change.

          It is not permitted to change from Option 3 to Option 2, from Option 1 to Option 3 and from Option 2 to Option 3.

     - Increases in the Stated Amount (requires additional underwriting approval)

          You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the Insured is age 80. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. We will require you to submit a new application and evidence of insurability. Any increase in Stated Amount (whether from a request by you or from a change in the Death Benefit) will result in overall higher cost of insurance charges and the cost of insurance charges associated with the increase amount may be higher than the cost of insurance charges associated with the original Stated Amount in consideration of the attained age of the Insured at the time the increase is requested. The effective date of any increase in Stated Amount will generally be the Deduction Date next following either the date of a new application or, if different, the date requested by the applicant.

          If you have added the Insured Term Rider to the Policy, and you request an increase in Stated Amount, the increase will be effected by increasing both the Insured Term Rider Stated Amount and the base Policy Stated Amount, so that the ratio of the Insured Term Rider Stated Amount to the base Policy Stated Amount is the same both before and after the increase.

          If you have added the Adjustable Term Insurance Rider to the Policy and you request an increase in Stated Amount, the increase will be effected solely through an increase in the Stated Amount of the Adjustable Term Insurance Rider. The Stated Amount of the base Policy may not be increased.

          This means that an increase in insurance coverage under a Policy with the Adjustable Term Insurance Rider may be less expensive than an equivalent increase in coverage under a Policy with the Insured Term Rider. This is due to the fact that the Monthly Sales Expense Charge will not apply to any portion of the increase under a Policy with the Adjustable Term Insurance Rider since this charge does not currently apply to term insurance coverage. The Monthly Sales Expense Charge would apply to an increase in coverage under a Policy with the Insured Term Rider because some portion of the increase would have to be provided through an increase in the base Policy Stated Amount. In addition, as a result of this increase in base Policy Stated Amount, a higher Front-End Sales Expense Charge will be imposed on a portion of the premium as described in the "Fee Table -- Transaction Fees." Lastly, the current cost of insurance charge for an increase in coverage under the Adjustable Term Insurance Rider is determined differently than for an increase in coverage under the Insured Term Rider. As a result, the current cost of insurance charge under the Adjustable Term Insurance Rider will be higher in some Policy Years, and lower in other Policy Years, than the current cost of insurance charge under the Insured Term Rider.

          We reserve the right to limit the number of increases to the Stated Amount to one each Policy Year.

Written requests for changes should be sent to our Administrative Office. Some of these Policy changes may have tax consequences. You should consult a tax adviser before requesting any of these changes.

                                    PREMIUMS

--------------------------------------------------------------------------------

               AMOUNT, FREQUENCY AND DURATION OF PREMIUM PAYMENTS

The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (PLANNED PREMIUM). The amount of your Premium Payment will vary based on factors including: the age, sex and rating classification of the Insured. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due.

Prior to the Maturity Date, you may request a change in the amount and frequency of your Planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:

     - mailing a check, payable to MetLife Insurance Company of Connecticut, to: MetLife Insurance Company of Connecticut, Specialized Benefit Resources, at our Administrative Office;

     - by direct checking account deductions (you must complete a pre-authorization collection form) (this method of premium payment is not currently available); or

     -    by wire transfer.

If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payment to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

We do not accept Premium Payments made in cash or by money orders. The form in which we receive a Premium Payment may determine how soon subsequent disbursement requests may be fulfilled. See "Other Policy Information -- Payment and Suspension of Valuation."

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a GRACE PERIOD will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any Outstanding Loans. If the required Premium Payment is not paid within 31 days (subject to state law) after the notice is sent, the Policy will lapse.

                         ALLOCATION OF PREMIUM PAYMENTS

During the underwriting period, any Net Premium Payments we receive will be placed in a non-interest bearing account. On the Policy Date we will allocate your Net Premium Payments to the Investment Options and Fixed Account in the percentages you indicate on the application (premium allocation instructions). However, if state law requires us to return Premium Payments if you exercise your right to cancel the Policy during the Right to Cancel period, then, we will allocate your Net Premium Payments to the BlackRock Money Market Portfolio or equivalent money market portfolio from the Policy Date until the end of the Right to Cancel period, and thereafter to the Investment Options and Fixed Account you selected.

Any allocation must be at least 5% and must be a whole percentage. We are not currently enforcing these restrictions but reserve the right to do so in the future.

You may change your Premium Payment allocation instructions upon written request to us (or any other notification we deem satisfactory) at our Administrative Office. Any allocation change will be effective on the date we record the change. Any future Premium Payments will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if it is not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

                            VALUES UNDER YOUR POLICY

--------------------------------------------------------------------------------

                                 CONTRACT VALUE

Each Policy has a CONTRACT VALUE that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Contract Value, which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy's Contract Value is the sum of the values held in the Investment Options, the Fixed Account and the Loan Account. A Policy's Contract Value will change daily, has no guaranteed minimum value and may be more or less than the Premiums paid. We calculate the Policy's Contract Value each day the New York Stock Exchange is open for trading (a VALUATION DATE). The period between successive Valuation Dates is called a VALUATION PERIOD.

The Contract Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make.

                           INVESTMENT OPTION VALUATION

The value of each Investment Option is measured in ACCUMULATION UNITS. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option's Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding NET INVESTMENT FACTOR (see below) for the Valuation Period just ended. For example, to calculate Monday's Valuation Date price, we would multiply Friday's Accumulation Unit Value by Monday's Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.

                                                                            a
We determine the NET INVESTMENT FACTOR for any Valuation Period using    ------    - c
  the following equation:                                                   b


A is:

     1. the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

     2. the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

     3. a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

B is:

     1. the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

     2. the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

C is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option's investment experience. The Separate Account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Net Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Administrative Office.

                             FIXED ACCOUNT VALUATION

The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium Payment allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

     a. Net Premium Payments allocated to the Fixed Account since the preceding day

     b. Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

     c.   Interest credited to the Fixed Account since the preceding day,

     minus:

     d. Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

     e. Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the CONTRACT VALUE) since the preceding day

     f. Any transfer charges that have been deducted from the Fixed Account since the preceding day

     g. Any surrender amounts that have been deducted from the Fixed Account since the preceding day

     h. Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.

                             LOAN ACCOUNT VALUATION

When you borrow money from us using the Policy as collateral for the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata) to the Loan Account as collateral for that loan. Loan amounts will be transferred from the Fixed Account only if insufficient amounts are available in the Investment Options. You may borrow up to 100% of the Policy's Cash Surrender Value. The value in the Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.00%. We charge this interest in arrears at the end of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually. Currently, we credit the value in the Loan Account 4.40% in Policy Years 1-10, 4.50% in Policy Years 11-20, and 4.85% in Policy Years 21 and later.

When we determine a Policy's Contract Value, the value in the Loan Account (i.e., the amount we transferred from the Investment Options and the Fixed Account to secure the loan, adjusted for any repayments or additional Policy loans) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.

                                    TRANSFERS

--------------------------------------------------------------------------------

                           TRANSFERS OF CONTRACT VALUE

Generally, you may transfer Contract Value among the Investment Options. Transfer requests received at our Administrative Office or Andesa Services, Inc. that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET.

Frequent requests from Policy Owners to transfer Contract Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds, that is:


Invesco V.I. Global Real Estate Fund


Invesco V.I. International Growth Fund


AllianceBernstein Global Thematic Growth Portfolio


AllianceBernstein International Value Portfolio


American Funds Bond Fund


American Funds Global Growth Fund


American Funds Global Small Capitalization Fund


American Funds Growth Fund


American Funds Growth-Income Fund


American Funds High-Income Bond Fund


American Funds International Fund


American Funds New World Fund(R)


American Funds U.S. Government/AAA-Rated Securities Fund


Delaware VIP(R) Small Cap Value Series


Dreyfus International Value Portfolio


Dreyfus Opportunistic Small Cap Portfolio


Fidelity(R) VIP High Income Portfolio


Fidelity(R) VIP Overseas Portfolio


Franklin Small-Mid Cap Growth Securities Fund


Mutual Global Discovery Securities Fund


Templeton Developing Markets Securities Fund


Templeton Foreign Securities Fund


Templeton Global Bond Securities Fund

Janus Aspen Global Technology Portfolio


Janus Aspen Overseas Portfolio


Legg Mason Western Asset Variable Global High Yield Bond Portfolio


Legg Mason Western Asset Variable Strategic Bond Portfolio


BlackRock High Yield Portfolio


Clarion Global Real Estate Portfolio


Harris Oakmark International Portfolio


Invesco Small Cap Growth Portfolio


Loomis Sayles Global Markets Portfolio


Lord Abbett Bond Debenture Portfolio


MFS(R) Emerging Markets Equity Portfolio


MFS(R) Research International Portfolio


Pioneer Strategic Income Portfolio


Third Avenue Small Cap Value Portfolio


Artio International Stock Portfolio


Morgan Stanley EAFE(R) Index Portfolio


Oppenheimer Global Equity Portfolio


Russell 2000(R) Index Portfolio


MFS(R) Global Equity Series


MFS(R) High Income Series


MFS(R) New Discovery Series


Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA


Pioneer Emerging Markets VCT Portfolio


Royce Micro-Cap Portfolio


Royce Small-Cap Portfolio


UIF Emerging Markets Debt Portfolio


UIF Emerging Markets Equity Portfolio




(the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. In addition, as described below, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each category of international, small-cap and high-yield Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

American Funds Monitoring Policy. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Funds, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail (and overnight delivery services) and will reject transfer requests requested via facsimile, telephone or Internet. This restriction will apply to all Policies within a 'plan' (i.e. arrangements where an employer or trustee will own a group of Policies on the lives of certain employees or in other instances, where a group of Policies will be purchased at one time) unless the employer, trustee or other administrator has the ability to apply a transfer restriction meeting our requirements to individual Policies. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

          - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

          - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds are generally "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single policy owner). You should read the Fund prospectuses for more details.

We reserve the right to limit the number of free transfers among the Investment Options to six in any Policy Year and to charge a $10 transfer fee for each additional transfer that we allow. We also reserve the right to limit the number of transfers between the Fixed Account and the Separate Account to two in any Policy Year. See below for additional restrictions involving transfers between the Fixed Account and the Separate Account.

   TRANSFER OF CONTRACT VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS

Transfers from the Fixed Account must be made within 30 days after your Policy Anniversary or semi-anniversary. We reserve the right to limit the amount transferred from the Fixed Account to the Investment Options to 25% of the Contract Value in the Fixed Account. We are not currently enforcing these restrictions but reserve the right to do so in the future.

   TRANSFER OF CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT

Transfers to the Fixed Account may not be made prior to the first Policy Anniversary or within 12 months of any prior transfer. We reserve the right to restrict the amount transferred to the Fixed Account to 20% of the portion of the Contract Value attributable to the Investment Options at the end of the prior Valuation Period. We reserve the right to refuse transfers to the Fixed Account if the Fixed Account is greater than or equal to 30% of the Contract Value. We are not currently enforcing these restrictions but reserve the right to do so in the future.

                       DOLLAR-COST AVERAGING (DCA PROGRAM)

You may establish automated transfers of CONTRACT VALUE on a monthly or quarterly basis from any Investment Option to any other available Investment Option by completing our DCA authorization form or through other written request acceptable to us. You must have a minimum of $1000 of CONTRACT VALUE to enroll in the DCA Program. The minimum automated transfer amount is $100.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Policy. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Before transferring any part of the CONTRACT VALUE, you should consider the risks involved in switching between Investment Options available under this Policy. Dollar-Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

The Fixed Account is not eligible for participation in the Dollar-Cost Averaging program.

                              PORTFOLIO REBALANCING

This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to periodically, and automatically, reallocate values in your Policy to return your allocation percentages for the Investment Options to the allocation percentages you originally selected. You may participate in the Portfolio Rebalancing Program by completing our rebalancing form.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The Death Benefit under the Policy is the amount paid to the Beneficiary upon the death of the Insured. The Death Benefit will be the Amount Insured at the time of death minus any unpaid Monthly Deduction Amount, any Outstanding Loans, and any amount payable to an assignee under a collateral assignment of the Policy.

You may elect one of three Death Benefit options. As long as the Policy remains in effect, the Company guarantees that the Death Benefit under any option will be at least the current Stated Amount of the Policy less any Outstanding Loan and unpaid Monthly Deduction Amount. The Amount Insured under any option may vary with the Contract Value of the Policy. Under Option 1 (the "LEVEL OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "MINIMUM AMOUNT INSURED"). Under Option 2 (the "VARIABLE OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3 (the "ANNUAL INCREASE OPTION"), the Amount Insured will be equal to (a) plus
(b) where: (a) is the Stated Amount of the Policy and (b) is the greater of zero and the lesser of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less partial surrenders accumulated at the interest rate shown on the Policy Summary; or if greater, the Minimum Amount Insured.


The Minimum Amount Insured is the amount required to qualify the Policy as a life insurance policy under the current federal tax law. Under that law, the Minimum Amount Insured equals a stated percentage of the Policy's Contract Value determined as of the first day of each Policy Month. The percentages differ according to the attained age of the Insured and the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") irrevocably selected by you at the time of application. (Cash Value Accumulation Test or Guideline Premium Cash Value Corridor Test). The Minimum Amount Insured is set forth in the Policy and may change as federal income tax laws or regulations change. The following is a schedule of the applicable percentages for the Guideline Premium Cash Value Corridor Test. For attained ages not shown, the applicable percentages will decrease by a ratable portion for each full year:


     ATTAINED AGE OF
         INSURED        PERCENTAGE
     ---------------    ----------
           0-40             250
            45              215
            50              185
            55              150
            60              130
            65              120
            70              115
          75-90             105
           95+              101


Federal tax law imposes another cash funding limitation on cash value life insurance policies that may increase the Minimum Amount Insured shown above. This limitation, known as the "guideline premium limitation," generally applies during the early years of variable universal life insurance policies.

In the Cash Value Accumulation Test, the factors at the end of a Policy Year are set forth in APPENDIX D.


The Death Benefit payable upon death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in the effect on the date of the Policy was issued to you.


The investment performance of the Funds, expenses and deduction of charges all impact Contract Value. In some circumstances, the Death Benefit may vary with the amount of the Contract Value. Under Death Benefit Option 1, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in Section 7702 of the Code is greater than the Stated Amount. Under Death Benefit Option 2, the Death Benefit will always vary with the Contract Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Contract Value as of the date of the Insured's death (or if greater, the Minimum Amount Insured as of the date of the Insured's death). Under Death Benefit Option 3, the Death

Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in Section 7702 of the Code is greater than the Stated Amount plus Premium Payments paid, minus partial surrenders, accumulated at the specified interest rate. Finally, if the investment performance of the Funds is too low and the Contract Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium Payments, your Policy may lapse and no coverage will be in effect.

                             DEATH BENEFIT EXAMPLES

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under the various Death Benefit Options. The examples assume an Insured of age 40, a Minimum Amount Insured of 250% of Contract Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no Outstanding Loan.

                         OPTION 1 -- LEVEL DEATH BENEFIT

In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).


EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit in the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.



EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).


                       OPTION 2 -- VARIABLE DEATH BENEFIT

In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Contract Value of the Policy (determined on the date of the Insured's death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).


EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Contract Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.



EXAMPLE TWO. If the Contract Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Contract Value ($50,000 + $60,000 = $110,000).


                       OPTION 3 -- ANNUAL INCREASE OPTION

In the following examples of an Option 3 Annual Increase Option, the Death Benefit is generally equal to the Stated Amount of $50,000 plus Premium Payments paid minus partial surrenders, accumulated at the specified interest rates.


EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($52,650) would be equal to the Stated Amount ($50,000) plus Premium Payments ($2,500) aggregated at 6.00% for one year, unless the Minimum Amount Insured ($25,000) was greater.



EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The Death Benefit would be $100,000 since the Minimum Amount Insured is greater than the Stated Amount plus Premium Payments aggregated at 6.00% for one year ($52,650).

                        CHANGING THE DEATH BENEFIT OPTION

After the first Policy Year, if the Insured is alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The following changes in Death Benefit Options are permissible:

    Option 1 -- 2

    Option 2 -- 1

    Option 3 -- 1

It is not permitted to change from Option 3 to 2, Option 1 to 3, and Option 2 to 3.

If the Option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the Option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the Option change. Such an increase in Stated Amount will not require evidence of insurability. If the Option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change. There are no other direct consequences of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of Net Amount At Risk. The cost of insurance charge which is based on the Net Amount At Risk may be different in the future.

                  PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS




Death Benefits are payable within seven days after we receive satisfactory proof of the Insured's death at our Administrative Office. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Outstanding Loan, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is living when the Insured has died, the Death Benefit will be paid to the Policy Owner, if living, otherwise, the Death Benefit will be paid to the Policy Owner's estate.



Subject to state law, if the Insured commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply (See "Limits on Right to Contest and Suicide Exclusion"). In addition, if the Insured dies during the 61-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due against the Contract Value of the Policy, then the Death Benefit actually paid to the Policy Owner's Beneficiary will be reduced by the amount of the Deduction Amount that is due and unpaid. (See "Contract Value" for effects of partial surrenders on Death Benefits.)



We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest and to which the accountholder has immediate and full access, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is available on request from our Administrative Office. We will pay interest on the proceeds as required by the applicable state law.



We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $50, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.



Unless otherwise requested and subject to state law, the Policy's death proceeds will generally be paid to the beneficiary through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


                              BENEFITS AT MATURITY

--------------------------------------------------------------------------------


If your Policy is in effect on the Maturity Date, we will pay the Policy's Contract Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy. Any payment on the Maturity Date will generally be taxable to the extent of any Policy gain.


                                 OTHER BENEFITS

--------------------------------------------------------------------------------

                                 EXCHANGE OPTION

Once the Policy is in effect, during the first 24 months you may choose to irrevocably transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law). Upon election of this option, no future transfers to the Investment Options will be permitted. All future Premium Payments will be allocated to the Fixed Account. No evidence of insurability is required to exercise this option. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any Outstanding Loan must be repaid before we will make an exchange.

              INSURED TERM RIDER (SUPPLEMENTAL INSURANCE BENEFITS)

You may choose to purchase the Insured Term Rider as an addition to the Policy when you apply for the Policy.

Combining a policy and a rider, sometimes known as "blending," may be more economical than adding another policy or increasing face amount of the base policy. Combining a Policy with an Insured Term Rider may lower costs and may improve accumulated value accrual for the same amount of death benefit. However, in general, your Policy is being used to informally fund certain executive benefits. Adding an Insured Term Rider does not necessarily reduce the cost of offering benefits to your executives. Adding a rider or riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You choose the proportion of your Policy's face amount that is made up of base Policy and Insured Term Rider. You should discuss your insurance needs and financial objectives with your registered representative before purchasing any life insurance product. Your registered representative can provide you with additional illustrations showing the effects of different proportions of Policy and rider coverage to help you make your decision. You should also consider a periodic review of your coverage with your registered representative.

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your policy values would vary over time based on different assumptions.

                          CASH VALUE ENHANCEMENT RIDER

You also may choose to add the Cash Value Enhancement Rider to the Policy. There is no charge for the Rider. The Rider provides a benefit called the Cash Value Enhancement. The Cash Value Enhancement benefit is an amount in addition to the Cash Surrender Value that the Company may pay you if you surrender the Policy during a certain time frame set forth in the Rider. The maximum amount of the benefit for each Policy Year is set forth on a schedule in the Rider, and is a percentage of cumulative premiums paid less partial surrenders. The payment of the benefit is NOT guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions in pricing. The benefit will not be payable if the Policy has been assigned or is being exchanged in connection with a tax-exempt change under Section 1035.

                                POLICY SURRENDERS

--------------------------------------------------------------------------------

You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. (See "Tax Treatment of Policy Benefits.")

                                 FULL SURRENDER

You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary's consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary's consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Administrative Office. The Cash Surrender Value is the Contract Value, minus any Outstanding Loans. We will pay you within seven
(7) days after we receive your request in good order. The Policy will terminate on the date we receive your request in good order.

                                PARTIAL SURRENDER

You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered pro rata from all your selected Investment Options and the Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Contract Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Contract Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within seven days after we receive your request in good order at our Administrative Office.

In addition to reducing the Policy's Contract Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. We will reduce the Stated Amount by the amount necessary to prevent any increase in the Coverage Amount. We may require you to return the Policy to record this reduction.

You may request a partial surrender only after the first Policy Year. While we are not currently enforcing this restriction, we reserve our right to do so in the future.

                                  POLICY LOANS

--------------------------------------------------------------------------------

While the Policy is in force, you may borrow money using the Policy as the sole security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. (See "Federal Tax Considerations.")

                                 LOAN CONDITIONS

     - You may borrow up to 100% of the Policy's Cash Surrender Value as of the date we receive the written loan request in good order. We charge you interest on the amount of the loan.

     - The loan request must be at least $500, except where state law requires a different minimum.

     - To secure the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata by assets) to the Loan Account. Loan amounts will be transferred from the Fixed Account only when insufficient amounts are available in the Investment Options.

     - We charge interest on the outstanding amount of your loan(s), and you must pay this interest in arrears at the end of each Policy Year. The annual effective loan interest rate charged is 5.00%. Interest not paid when due will be added to the amount of the loan. We will transfer an amount equal to the unpaid loan interest from the Investment Options to the Loan Account as security for the loan. If you have an Outstanding Loan and request a second loan, we will add the amount of Outstanding Loan to the loan request.

     - Amounts in the Loan Account are guaranteed to earn interest at a rate of at least 4% per year in arrears. Currently, the annual effective loan interest rate credited is 4.40% in years 1-10, 4.50% in years 11-20 and 4.85% in years 21 and later.

     - We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request at our Administrative Office. We may postpone the payment of the loans under certain conditions.

     - You may repay all or a part of your Outstanding Loans at any time while the Insured is alive by sending the repayment to our Administrative Office.

     - Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a Premium Payment to the Policy.

     - As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Options based on which Investment Option(s) you took the loan from. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account based on the proportion of the Fixed Account value relative to the Policy's Contract Value as of the date we receive the loan request.

     - We will deduct any unpaid loan amount, including interest you owe, from your Contract Value when you surrender the Policy and from the Death Benefit proceeds if they become payable.

     - If any unpaid loan amount, including any interest you owe, equals or exceeds the Contract Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period, subject to state law. (See "Lapse and Reinstatement.")

                                EFFECTS OF LOANS

A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value that was in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. (See "Tax Treatment of Policy Benefits.") You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.

                             LAPSE AND REINSTATEMENT

--------------------------------------------------------------------------------

                                      LAPSE

Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due. Generally, the amount due to keep the Policy in effect will be all Monthly Deduction Amounts past due plus premium at least equal to the following three Monthly Deduction Amounts and the amount to repay or restore any Outstanding Loans.

                                  GRACE PERIOD

After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an Outstanding Loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the Outstanding Loan and not as an additional Premium Payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Contract Value held in our Loan Account to the Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any Outstanding Loan.

                                  REINSTATEMENT

You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

     (1) the Policy was not surrendered for cash and it is before the Maturity Date;

     (2)  you furnish us with acceptable evidence of insurability;

     (3)  you pay all past due Monthly Deduction Amounts;

     (4) you pay Premium Payments equaling the next three Monthly Deduction Amounts (subject to state law); and

     (5)  you pay the amount of any Outstanding Loan.

Upon reinstatement, the Policy's Contract Value, prior to applying any premiums or loan repayments will be the Contract Value at the end of the Grace Period. The effective date of the reinstated policy will be the Deduction Date on or following the date the application for reinstatement is approved by us. Unless it is specified otherwise, all amounts will be allocated based on the Fund allocation factors in effect at the start of the Grace Period.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a modified endowment contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy Owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service ("IRS"). The Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.

IRS Circular 230 Notice: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. You should seek tax advice based on your particular circumstances from an independent tax adviser.

                      POTENTIAL BENEFITS OF LIFE INSURANCE

Life insurance, including the Policy, is a unique financial instrument with a number of potential tax advantages including:

     - INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

     - INCOME TAX-FREE GROWTH OF CONTRACT VALUE (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

     - INCOME TAX-FREE ACCESS TO CONTRACT VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by Sections 7702, 7702A, 817 and 101 of the Internal Revenue Code ("IRC" or the "CODE"). These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

     -    A definition of a life insurance contract.

     -    Diversification requirements for separate account assets.

     - Limitations on policy owner's control over the assets in a separate account.

     - Guidelines to determine the maximum amount of premium that may be paid into a policy.

     -    Limitations on withdrawals from a policy.

     - Qualification testing for all life insurance policies that have cash value features.

                            TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 of the Code. Complying with either the cash value accumulation test or the guideline premium cash value corridor test set forth in IRC Section 7702 will satisfy this definition. Guidance as to how IRC Section 7702 is to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above. The insurance proceeds payable upon death of the insured under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC.

The Separate Account, through the Funds, intends to comply with these requirements. Although the Company does not control the Funds, the Company intends to monitor the investments of the Funds to ensure compliance with the diversification requirements.

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the Separate Account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the Separate Account assets supporting the Policy.

                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1), unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in IRC Section 101 (a)(2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Contract Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, such actions may have federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS (MEC)

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT FOR FEDERAL TAX PURPOSES BUT WHICH FAILS TO SATISFY A 7-PAY TEST AS SET FORTH IN THE IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the Stated Amount of the Policy may cause a retest under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, the Company believes that any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and full surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. However, the foregoing exceptions generally do not apply to a corporate owner of a MEC.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purpose of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a MEC remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the Contract Value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in the section entitled "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a MEC are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a full surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax. Any outstanding loan at the time of an exchange is generally taxable to the extent of policy gain.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.

TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.

INVESTMENT IN THE POLICY

Investment in the policy generally means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split dollar arrangements. Furthermore there have been recent proposals to restrict the tax advantages of corporate owned life insurance that are currently under considerations by Congress. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.

                            OTHER TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.




Under previous law, the estate tax applicable exclusion gradually rose to $3.5 million per person in 2009 and the estate tax was replaced in 2010 with a modified carryover basis for heirs.

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the "2010 Act") have reinstated the estate and generation-skipping transfer taxes through the end of 2012 with lower top rates and larger exemptions.



The 2010 Act raises the applicable exclusion amount to $5,000,000. The top tax rate is set at 3.5%. A special irrevocable election was provided for estates of decedents who died in 2010. These estates may generally choose between the reinstated estate tax and the carryover basis rules which were in effect in 2010.



It is not known if Congress will make the temporary changes of the 2010 Act permanent, enact permanent repeal of the estate and generation-skipping transfer tax or otherwise modify the estate tax or generation-skipping transfer tax rules for years after 2012.



The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


                               INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the Company, to determine the existence of insurable interest in the life of the Insured under applicable state law.

                           THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.

                           TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to policy owners since the Company is the owner of the assets from which the tax benefits are derived.

                             ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.

                           DISTRIBUTION & COMPENSATION

--------------------------------------------------------------------------------

                                  DISTRIBUTION

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Policies (e.g., commissions payable to retail broker-dealers who sell the Policies). MLIDC does not retain any fees under the Policies; however, MLIDC may receive 12b-1 fees from the Funds.


MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved. The Policies are offered on a continuous basis.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the Funds of the American Funds Insurance Series available under the Policy for services it provides in marketing the Fund's shares in connection with the Policy.

                                  COMPENSATION

Broker-dealers having selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. Instead, you indirectly pay for sales and distribution expenses through overall charges and fees assessed under your Policy. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Policy may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or MLIDC may receive from the Funds.

Compensation is a factor in setting pricing under the Policies, and as disclosed in the "Policy Charges and Deductions -- Modifications, Reserved Rights and Other Charges" sub-section of this prospectus, the Company has the ability to customize pricing in relation to the compensation payable to distributors for particular cases and the payments anticipated to be received for providing administrative, marketing and other support and services to the Funds.

We generally pay compensation as a percentage of Premium Payments invested in the Policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the Contract Value. To the extent permitted by FINRA rules and other applicable laws and regulations, MLIDC may pay or allow other promotional incentives or payments in the form of cash or other compensation. The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined above, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. When these additional payments are taken into account, the amount of overall compensation, including both commissions and additional compensation as outlined below, is not expected to exceed 40% of the premium paid in the first Contract Year or 15% of premiums paid in Contract Years 2-4. After Contract Year 4, the maximum compensation will not exceed 10% of premiums paid plus 0.50% of the current Contract Value. The preceding expected maximum overall compensation rates are based on the assumption that the broker-dealers who have selling agreements with MLIDC will have clients that make a certain minimum amount of premium payments over the course of the year. If this assumption proves to be inaccurate, the actual overall compensation rates may be higher than the preceding expected maximum overall compensation rates.

SALE OF VARIABLE LIFE POLICIES BY ENTITIES HAVING OTHER CONTRACTUAL RELATIONSHIPS WITH THE COMPANY. The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which may be offered under the Policies. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, and MetLife Advisers, LLC. MetLife Investment Funds Management LLC and MetLife Advisers LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Policies.

SALE OF VARIABLE LIFE INSURANCE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Policies through retail broker-dealers that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Policies is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Policies; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other product issued by non-affiliates.

MetLife registered representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor in determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

                            OTHER POLICY INFORMATION

--------------------------------------------------------------------------------

                              VALUATION AND PAYMENT

You may send your written requests for payment to our Administrative Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Administrative Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Administrative Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.

               SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT

We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Contract Value in the Separate Account in any case whenever:

     (1) the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

     (2) the SEC has determined that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Contract Value is being withdrawn from the Fixed Account.

We may also withhold payment of proceeds, loan amounts, or surrenders or partial surrender proceeds if any portion of those proceeds would be derived from a Policy Owner's check or pre-authorized checking account deduction that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check or pre-authorized checking account deduction has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

                                POLICY STATEMENTS

We will maintain all records relating to the Separate Account, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

     -    the Contract Value, Stated Amount and Amount Insured;

     -    the date and amount of each Premium Payment;

     -    the date and amount of each Monthly Deduction;

     - the amount of any Outstanding Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;

     -    the date and amount of any partial surrenders;

     -    the annualized cost of any Riders purchased under the Policy; and

     - a reconciliation since the last report of any change in Contract Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.

                LIMITS ON RIGHT TO CONTEST AND SUICIDE EXCLUSION

The Company may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if the Insured commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and
(ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of reinstatement.

                         MISSTATEMENT AS TO SEX AND AGE

If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Administrative Office.

                                 POLICY CHANGES

At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid. As required by law, we will notify you of any Policy changes.

Once the Policy is issued, you may make certain changes. Some of these changes will not require additional underwriting approval; some changes will. Certain requests must be made in writing, as indicated below:

WRITTEN CHANGES REQUIRING UNDERWRITING APPROVAL:

     -    increases in the Stated Amount of insurance

WRITTEN CHANGES NOT REQUIRING UNDERWRITING APPROVAL:

     -    decreases in the Stated Amount of insurance

     -    changing the Death Benefit option

     -    changes to the way your Premiums Payments are allocated

     -    changing the Beneficiary (unless irrevocably named)

Written requests for changes may be sent to the Company at our Administrative Office.

                     RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Policy Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Policy to government regulators.

                                LEGAL PROCEEDINGS

--------------------------------------------------------------------------------

In the ordinary course of business, the Company, similar to other insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect on the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the applicable Policy.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------


The financial statements and financial highlights comprising each of the Investment Options of MetLife of CT Fund UL III for Variable Life Insurance included in this Prospectus, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, MetLife of CT Fund UL III for Variable Life Insurance, are attached to this prospectus. The financial statements of the Company are in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon its ability to meet its obligations under the Policies.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS

ACCUMULATION UNIT -- a standard of measurement used to calculate the value of the Investment Options.


ADMINISTRATIVE OFFICE -- the administrative office of the Company located at MetLife -- Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807, or other location designated by the Company in writing.


AGE -- the Insured's age as of his or her last birthday on the Policy Date.

AMOUNT INSURED -- Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "Minimum Amount Insured"). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3, the Amount Insured will generally be equal to the Stated Amount of the Policy, plus Premium Payments minus any partial surrender accumulated at the interest rate shown on the Policy Summary; or, if greater, the Minimum Amount Insured.

ANDESA SERVICES, INC. -- the third party administrator for this product, located at 3435 Winchester Road, Suite 401, Allentown, PA, 18104-2351.

BENEFICIARY (IES) -- the person(s) named to receive the Death Benefit of this Policy after the death of the Insured.

CASE -- a grouping of one or more Policies connected by a non-arbitrary factor. Every Policy issued will be part of a Case. Each Case will have one Policy Owner.

CASH SURRENDER VALUE -- the Contract Value less any Outstanding Loans.

CODE -- the Internal Revenue Code.

COMPANY (ISSUING COMPANY) -- MetLife Insurance Company of Connecticut

CONTRACT VALUE -- the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value attributable to the Policy.

COST OF INSURANCE CHARGE -- a charge that reflects the anticipated mortality of the Insured.

COVERAGE AMOUNT -- the Amount Insured less the Contract Value.

DEATH BENEFIT -- the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.

DEDUCTION DATE (OR DAY) -- the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy's Contract Value.

FIXED ACCOUNT -- part of the General Account of the Company.

FUND -- see Mutual Fund.

GENERAL ACCOUNT -- an account that consists of the Company's assets other than those held in any separate account.

HOME OFFICE -- the home office of the Company located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

INITIAL PREMIUM PAYMENT -- the first Premium Payment made under the Policy.

INSURANCE COMPANY -- MetLife Insurance Company of Connecticut.

INSURANCE RISK -- is equal to the Coverage Amount.

INSURED -- the person whose life is insured under the Policy.

INVESTMENT OPTIONS -- the segments of the Separate Account to which you may allocate Premium Payments or Contract Value. Each Investment Option invests directly in a corresponding Mutual Fund.

INVESTMENT OPTION DEDUCTION -- the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

ISSUE DATE -- the date on which the Company issues the Policy for delivery to the Policy Owner.

ISSUING COMPANY -- MetLife Insurance Company of Connecticut.

LOAN ACCOUNT -- an account in the Company's General Account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

MATURITY BENEFIT -- an amount equal to the Policy's Contract Value, less any Outstanding Loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if the Insured is living on the Maturity Date.

MATURITY DATE -- the anniversary of the Policy Date on which the Insured is age 100.

MINIMUM AMOUNT INSURED -- the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Contract Value determined as of the first day of the Policy Month and is shown in the Policy Summary.

MONTHLY DEDUCTION AMOUNT -- the amount of charges deducted from the Policy's Contract Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

MUTUAL FUND (OR FUND) -- a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

NET AMOUNT AT RISK (Coverage Amount) -- the Death Benefit minus the Contract Value at the beginning of each Policy Month.

NET PREMIUM PAYMENT -- the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

OUTSTANDING LOAN -- the amount owed the Company as a result of policy loans including both principal and accrued interest.

PLAN EFFECTIVE DATE -- the Policy Date of the first Policy issued for a plan (i.e., an arrangement where an employer or trustee will own a group of Policies on the lives of certain employees, or in other instances, where a group of Policies will be purchased at one time).

PLANNED PREMIUM -- the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.


POLICY -- Corporate Owned Variable Universal Life Insurance IV, a corporate owned variable flexible premium life insurance policy.


POLICY ANNIVERSARY -- an anniversary of the Policy Date.

POLICY DATE -- the date from which we begin charging the Monthly Deduction Amount and used to determine administrative transactions on the Policy (e.g. Deduction Days, Policy Years) -- shown on the Policy Summary.

POLICY MONTH -- twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

POLICY OWNER(S) (YOU, YOUR OR OWNER) -- the person(s) having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY YEARS -- each successive twelve-month period; the first beginning with the Policy Date.

PREMIUM PAYMENT -- the amounts you send us to be applied to your Policy.

RIDERS -- supplemental insurance benefits offered under the Policy.

SEPARATE ACCOUNT -- assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

STATED AMOUNT -- the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

UNDERWRITING PERIOD -- the time period from when we receive a completed application until the Issue Date.

VALUATION DATE -- a day on which the Separate Account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

YOU, YOUR -- the owner(s) of the Policy.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------




                     ADDITIONAL INFORMATION REGARDING FUNDS



Some of the Funds listed below were subject to a name change or merger. The chart below identifies the former name and new name of each of these Funds.



FUND NAME CHANGES



                 FORMER NAME                                          NEW NAME
---------------------------------------------  -----------------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income Portfolio        T. Rowe Price Large Cap Value Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS             OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Small Cap
Fund(R)/VA                                       Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA




FUND MERGERS



The following former Funds were merged with and into the new Funds.



                   FORMER FUND                                           NEW FUND
------------------------------------------------  -----------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO             AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  VARIABLE INSURANCE FUNDS)                         INSURANCE FUNDS)
  Invesco Van Kampen V.I. Government
  Fund -- Series I                                  Invesco V.I. Government Securities Fund -- Series I
METROPOLITAN SERIES FUND, INC.                    MET INVESTORS SERIES TRUST
  MetLife Aggressive Allocation
  Portfolio -- Class B                              MetLife Aggressive Strategy Portfolio -- Class B

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                   TARGET PREMIUM PER $1,000 OF STATED AMOUNT

     AGE                MALE                 FEMALE                UNISEX
     ---             ---------             ---------             ---------
      20              20.75046              17.76811              20.15660
      21              21.43931              18.41151              20.83692
      22              22.15540              19.07822              21.54229
      23              22.89985              19.77061              22.27547
      24              23.67203              20.49002              23.03759
      25              24.47303              21.23587              23.82807
      26              25.30237              22.00956              24.64648
      27              26.15803              22.81058              25.49061
      28              27.04391              23.64019              26.36478
      29              27.96810              24.49974              27.27515
      30              28.93223              25.39050              28.22519
      31              29.93846              26.31420              29.21513
      32              30.98879              27.26929              30.24699
      33              32.08244              28.25862              31.31966
      34              33.21998              29.28066              32.43372
      35              34.40231              30.33542              33.58984
      36              35.62875              31.42269              34.78864
      37              36.89887              32.54581              36.02937
      38              38.21380              33.70666              37.31331
      39              39.57333              34.90869              38.64156
      40              40.98082              36.15456              40.01542
      41              42.43483              37.44393              41.43655
      42              43.93497              38.77792              42.90320
      43              45.47934              40.15795              44.41354
      44              47.06408              41.58437              45.96532
      45              48.68721              43.05748              47.55816
      46              50.35153              44.57635              49.19205
      47              52.05909              46.14015              50.86933
      48              53.82129              47.74978              52.60081
      49              55.65264              49.40329              54.39601
      50              57.55331              51.10045              56.25603
      51              59.52395              52.84293              58.18077
      52              61.56006              54.62786              60.16500
      53              63.65497              56.45561              62.20607
      54              65.80535              58.32662              64.29880
      55              68.00239              60.24140              66.43654
      56              70.24448              62.19765              68.61843
      57              72.53540              64.19326              70.84671
      58              74.89684              66.22932              73.13829
      59              77.34745              68.30904              75.50944
      60              79.88828              70.43886              77.96041
      61              82.50695              72.62267              80.48453
      62              85.18613              74.86294              83.06646

     AGE                MALE                 FEMALE                UNISEX
     ---             ---------             ---------             ---------
      63              87.90817              77.16453              85.69409
      64              90.67166              79.53113              88.36535
      65              93.48089              81.96817              91.08574
      66              96.35338              84.48046              93.86943
      67              99.31975              87.07340              96.74203
      68             102.40600              89.75142              99.72414
      69             105.64164              92.52270             102.84177
      70             109.04977              95.39222             106.11045
      71             112.63969              98.36063             109.53631
      72             116.38886             101.42742             113.10176
      73             120.28963             104.60168             116.80131
      74             124.39784             107.89189             120.67888
      75             128.76831             111.31764             124.77812
      76             133.45523             114.90649             129.14242
      77             138.49658             118.69317             133.80624
      78             143.89584             122.71355             138.77520
      79             149.64681             127.01309             144.04965
      80             155.77273             131.63730             149.65179

                                   APPENDIX D

--------------------------------------------------------------------------------

                      CASH VALUE ACCUMULATION TEST FACTORS

     ATTAINED AGE               MALE                FEMALE               UNISEX
     ------------             --------             --------             --------
          20                  796.856%             902.894%             796.856%
          21                  770.878%             871.381%             770.878%
          22                  745.677%             840.968%             745.677%
          23                  721.181%             811.562%             721.181%
          24                  697.376%             783.122%             697.376%
          25                  674.290%             755.675%             674.290%
          26                  651.938%             729.176%             651.938%
          27                  630.362%             703.635%             630.362%
          28                  609.463%             679.010%             609.463%
          29                  589.127%             655.262%             589.127%
          30                  569.320%             632.357%             569.320%
          31                  550.066%             610.257%             550.066%
          32                  531.358%             588.984%             531.358%
          33                  513.231%             568.474%             513.231%
          34                  495.687%             548.742%             495.687%
          35                  478.726%             529.769%             478.726%
          36                  462.344%             511.538%             462.344%
          37                  446.549%             493.984%             446.549%
          38                  431.325%             477.072%             431.325%
          39                  416.657%             460.756%             416.657%
          40                  402.531%             445.006%             402.531%
          41                  388.928%             429.826%             388.928%
          42                  375.852%             415.200%             375.852%
          43                  363.297%             401.115%             363.297%
          44                  351.258%             387.562%             351.258%
          45                  339.716%             374.532%             339.716%
          46                  328.651%             362.023%             328.651%
          47                  318.032%             350.027%             318.032%
          48                  307.803%             338.525%             307.803%
          49                  297.926%             327.511%             297.926%
          50                  288.403%             316.969%             288.403%
          51                  279.237%             306.875%             279.237%
          52                  270.441%             297.224%             270.441%
          53                  262.012%             287.995%             262.012%
          54                  253.952%             279.168%             253.952%
          55                  246.259%             270.721%             246.259%
          56                  238.921%             262.644%             238.921%
          57                  231.917%             254.922%             231.917%
          58                  225.204%             247.535%             225.204%
          59                  218.752%             240.457%             218.752%
          60                  212.561%             233.663%             212.561%
          61                  206.635%             227.134%             206.635%
          62                  200.988%             220.859%             200.988%

     ATTAINED AGE               MALE                FEMALE               UNISEX
     ------------             --------             --------             --------
          63                  195.616%             214.823%             195.616%
          64                  190.506%             209.017%             190.506%
          65                  185.637%             203.431%             185.637%
          66                  180.985%             198.056%             180.985%
          67                  176.526%             192.887%             176.526%
          68                  172.243%             187.918%             172.243%
          69                  168.122%             183.143%             168.122%
          70                  164.158%             178.556%             164.158%
          71                  160.357%             174.158%             160.357%
          72                  156.733%             169.949%             156.733%
          73                  153.291%             165.919%             153.291%
          74                  150.012%             162.063%             150.012%
          75                  146.885%             158.372%             146.885%
          76                  155.141%             155.141%             155.141%
          77                  152.556%             152.556%             152.556%
          78                  150.067%             150.067%             150.067%
          79                  147.665%             147.665%             147.665%
          80                  145.630%             145.630%             145.630%
          81                  143.404%             143.404%             143.404%
          82                  141.307%             141.307%             141.307%
          83                  139.321%             139.321%             139.321%
          84                  137.428%             137.428%             137.428%
          85                  130.271%             130.271%             130.271%
          86                  128.604%             128.604%             128.604%
          87                  127.012%             127.012%             127.012%
          88                  125.528%             125.528%             125.528%
          89                  124.135%             124.135%             124.135%
          90                  122.791%             122.791%             122.791%
          91                  121.378%             121.378%             121.378%
          92                  119.851%             119.851%             119.851%
          93                  118.274%             118.274%             118.274%
          94                  116.681%             116.681%             116.681%
          95                  115.085%             115.085%             115.085%
          96                  113.438%             113.438%             113.438%
          97                  111.634%             111.634%             111.634%
          98                  109.478%             109.478%             109.478%
          99                  106.779%             106.779%             106.779%

To learn more about the Policy, you should read the Statement of Additional Information (SAI) dated the same date as this prospectus, which is incorporated by reference into this prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to MetLife - Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807 or by calling us at 1-908-253-1400.


To obtain free copies of personalized illustrations of Death Benefits, Cash Surrender Values, and Contract Values please contact your agent or registered representative.

The SAI and additional information about the Registrant can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Securities and Exchange Commission (the "SEC") at 202-942-8090. Reports and other information about the Registrant, including the SAI, are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549.

Investment Company Act File Numbers: 811-09215


Book 92                                                                     5/11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policy Owners of
MetLife of CT Fund UL III for Variable Life Insurance and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund UL III for Variable Life Insurance (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Investment Options listed in Note 2.A as of December 31, 2010, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in
Note 7 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2010, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2011

This page is intentionally left blank.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

                                     ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN AMERICAN CENTURY VP AMERICAN CENTURY VP
                                     INTERMEDIATE BOND INTERNATIONAL VALUE               ULTRA               VISTA
                                     INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION
                                     ----------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                    $ 2,310             $ 7,135            $ 29,390         $ 4,024,294
  Due from MetLife Insurance Company
     of Connecticut                                 --                  --                  --                  --
                                     ----------------- ------------------- ------------------- -------------------
       Total Assets                              2,310               7,135              29,390           4,024,294
                                     ----------------- ------------------- ------------------- -------------------
LIABILITIES:
  Accrued fees                                       3                  10                  27                  --
                                     ----------------- ------------------- ------------------- -------------------
       Total Liabilities                             3                  10                  27                  --
                                     ----------------- ------------------- ------------------- -------------------
NET ASSETS                                     $ 2,307             $ 7,125            $ 29,363         $ 4,024,294
                                     ================= =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                            AMERICAN FUNDS
                                        AMERICAN FUNDS    AMERICAN FUNDS      GLOBAL SMALL    AMERICAN FUNDS
                                                  BOND     GLOBAL GROWTH    CAPITALIZATION            GROWTH
                                     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value                    $ 6,971      $ 14,374,633           $ 1,121      $ 75,200,383
  Due from MetLife Insurance Company
     of Connecticut                                 --                --                --                --
                                     ----------------- ----------------- ----------------- -----------------
       Total Assets                              6,971        14,374,633             1,121        75,200,383
                                     ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                      12                85                 1                87
                                     ----------------- ----------------- ----------------- -----------------
       Total Liabilities                            12                85                 1                87
                                     ----------------- ----------------- ----------------- -----------------
NET ASSETS                                     $ 6,959      $ 14,374,548           $ 1,120      $ 75,200,296
                                     ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                        AMERICAN FUNDS U.S.
   AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS      GOVERNMENT/AAA      DELAWARE VIP
    GROWTH-INCOME  HIGH-INCOME BOND     INTERNATIONAL         NEW WORLD    RATED SECURITIES   SMALL CAP VALUE
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ------------------- -----------------
     $ 20,136,320           $ 2,080      $ 25,599,519       $ 6,574,584           $ 957,143      $ 13,624,819
               --                --                --                --                  --                --
----------------- ----------------- ----------------- ----------------- ------------------- -----------------
       20,136,320             2,080        25,599,519         6,574,584             957,143        13,624,819
----------------- ----------------- ----------------- ----------------- ------------------- -----------------
               41                 1                88                38                  23               143
----------------- ----------------- ----------------- ----------------- ------------------- -----------------
               41                 1                88                38                  23               143
----------------- ----------------- ----------------- ----------------- ------------------- -----------------
     $ 20,136,279           $ 2,079      $ 25,599,431       $ 6,574,546           $ 957,120      $ 13,624,676
================= ================= ================= ================= =================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                                 DREYFUS VIF
                                           DREYFUS VIF         DREYFUS VIF     OPPORTUNISTIC      FIDELITY VIP
                                          APPRECIATION INTERNATIONAL VALUE         SMALL CAP        CONTRAFUND
                                     INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ------------------- ----------------- -----------------
ASSETS:
  Investments at fair value                  $ 750,258               $ 884       $ 1,307,701      $ 31,066,177
  Due from MetLife Insurance Company
     of Connecticut                              2,402                  --                --                --
                                     ----------------- ------------------- ----------------- -----------------
       Total Assets                            752,660                 884         1,307,701        31,066,177
                                     ----------------- ------------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                      84                   1                66                87
                                     ----------------- ------------------- ----------------- -----------------
       Total Liabilities                            84                   1                66                87
                                     ----------------- ------------------- ----------------- -----------------
NET ASSETS                                   $ 752,576               $ 883       $ 1,307,635      $ 31,066,090
                                     ================= =================== ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                             FIDELITY VIP
     FIDELITY VIP      FIDELITY VIP      FIDELITY VIP      FIDELITY VIP  INVESTMENT GRADE
    EQUITY-INCOME      FREEDOM 2030       HIGH INCOME         INDEX 500              BOND FIDELITY VIP MID CAP
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ----------------- --------------------
     $ 11,168,656           $ 1,101           $ 3,130      $ 26,772,705       $ 1,015,889         $ 27,430,855
               --                --                --                --                --                   --
----------------- ----------------- ----------------- ----------------- ----------------- --------------------
       11,168,656             1,101             3,130        26,772,705         1,015,889           27,430,855
----------------- ----------------- ----------------- ----------------- ----------------- --------------------
                2                 2                 3                42                22                   63
----------------- ----------------- ----------------- ----------------- ----------------- --------------------
                2                 2                 3                42                22                   63
----------------- ----------------- ----------------- ----------------- ----------------- --------------------
     $ 11,168,654           $ 1,099           $ 3,127      $ 26,772,663       $ 1,015,867         $ 27,430,792
================= ================= ================= ================= ================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                         FTVIPT FRANKLIN     FTVIPT MUTUAL   FTVIPT TEMPLETON
                                          FIDELITY VIP     SMALL-MID CAP  GLOBAL DISCOVERY DEVELOPING MARKETS
                                              OVERSEAS GROWTH SECURITIES        SECURITIES         SECURITIES
                                     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION
                                     ----------------- ----------------- ----------------- ------------------
ASSETS:
  Investments at fair value                $ 5,650,830       $ 5,765,924           $ 5,983       $ 10,522,078
  Due from MetLife Insurance Company
     of Connecticut                                 --                --                --                 --
                                     ----------------- ----------------- ----------------- ------------------
       Total Assets                          5,650,830         5,765,924             5,983         10,522,078
                                     ----------------- ----------------- ----------------- ------------------
LIABILITIES:
  Accrued fees                                      61                53                 3                 30
                                     ----------------- ----------------- ----------------- ------------------
       Total Liabilities                            61                53                 3                 30
                                     ----------------- ----------------- ----------------- ------------------
NET ASSETS                                 $ 5,650,769       $ 5,765,871           $ 5,980       $ 10,522,048
                                     ================= ================= ================= ==================

The accompanying notes are an integral part of these financial statements.

                    FTVIPT TEMPLETON                         INVESCO V.I.
  FTVIPT TEMPLETON       GLOBAL BOND       INVESCO V.I.     INTERNATIONAL       JANUS ASPEN JANUS ASPEN GLOBAL
FOREIGN SECURITIES        SECURITIES GLOBAL REAL ESTATE            GROWTH        ENTERPRISE         TECHNOLOGY
 INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION
------------------ ----------------- ------------------ ----------------- ----------------- ------------------
      $ 19,835,505      $ 10,962,177        $ 4,706,328      $ 21,646,076       $ 4,118,193        $ 5,467,317
                --                --                 --                --                --                 --
------------------ ----------------- ------------------ ----------------- ----------------- ------------------
        19,835,505        10,962,177          4,706,328        21,646,076         4,118,193          5,467,317
------------------ ----------------- ------------------ ----------------- ----------------- ------------------
                95                23                 96                36                17                 68
------------------ ----------------- ------------------ ----------------- ----------------- ------------------
                95                23                 96                36                17                 68
------------------ ----------------- ------------------ ----------------- ----------------- ------------------
      $ 19,835,410      $ 10,962,154        $ 4,706,232      $ 21,646,040       $ 4,118,176        $ 5,467,249
================== ================= ================== ================= ================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                                                          LMPVET
                                                                                                     CLEARBRIDGE
                                           JANUS ASPEN JANUS ASPEN PERKINS       JANUS ASPEN VARIABLE AGGRESSIVE
                                              OVERSEAS       MID CAP VALUE         WORLDWIDE              GROWTH
                                     INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION
                                     ----------------- ------------------- ----------------- -------------------
ASSETS:
  Investments at fair value               $ 10,665,003        $ 12,037,939       $ 1,028,084         $ 1,722,260
  Due from MetLife Insurance Company
     of Connecticut                                 --                  --                --                  --
                                     ----------------- ------------------- ----------------- -------------------
       Total Assets                         10,665,003          12,037,939         1,028,084           1,722,260
                                     ----------------- ------------------- ----------------- -------------------
LIABILITIES:
  Accrued fees                                      34                  55                59                  32
                                     ----------------- ------------------- ----------------- -------------------
       Total Liabilities                            34                  55                59                  32
                                     ----------------- ------------------- ----------------- -------------------
NET ASSETS                                $ 10,664,969        $ 12,037,884       $ 1,028,025         $ 1,722,228
                                     ================= =================== ================= ===================

The accompanying notes are an integral part of these financial statements.

                                 LMPVET               LMPVET             LMPVET             LMPVET         LMPVET GLOBAL
               LMPVET       CLEARBRIDGE          CLEARBRIDGE        CLEARBRIDGE        CLEARBRIDGE     CURRENTS VARIABLE
          CLEARBRIDGE   VARIABLE EQUITY VARIABLE FUNDAMENTAL VARIABLE LARGE CAP VARIABLE LARGE CAP INTERNATIONAL ALL CAP
VARIABLE APPRECIATION    INCOME BUILDER        ALL CAP VALUE             GROWTH              VALUE           OPPORTUNITY
    INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION     INVESTMENT OPTION
--------------------- ----------------- -------------------- ------------------ ------------------ ---------------------
             $ 15,711         $ 973,149          $ 3,308,274          $ 589,003        $ 4,337,337             $ 580,491
                   --                --                   --                 --                 --                    --
--------------------- ----------------- -------------------- ------------------ ------------------ ---------------------
               15,711           973,149            3,308,274            589,003          4,337,337               580,491
--------------------- ----------------- -------------------- ------------------ ------------------ ---------------------
                   20                23                   30                 25                 40                    35
--------------------- ----------------- -------------------- ------------------ ------------------ ---------------------
                   20                23                   30                 25                 40                    35
--------------------- ----------------- -------------------- ------------------ ------------------ ---------------------
             $ 15,691         $ 973,126          $ 3,308,244          $ 588,978        $ 4,337,297             $ 580,456
===================== ================= ==================== ================== ================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                     LMPVET INVESTMENT        LMPVIT WESTERN    LMPVIT WESTERN
                                      COUNSEL VARIABLE ASSET VARIABLE GLOBAL    ASSET VARIABLE           MFS VIT
                                      SOCIAL AWARENESS       HIGH YIELD BOND    STRATEGIC BOND     NEW DISCOVERY
                                     INVESTMENT OPTION     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- --------------------- ----------------- -----------------
ASSETS:
  Investments at fair value                  $ 512,358           $ 5,944,890       $ 1,249,818          $ 21,142
  Due from MetLife Insurance Company
     of Connecticut                                 --                    --                --                --
                                     ----------------- --------------------- ----------------- -----------------
       Total Assets                            512,358             5,944,890         1,249,818            21,142
                                     ----------------- --------------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                      67                    --                52                 7
                                     ----------------- --------------------- ----------------- -----------------
       Total Liabilities                            67                    --                52                 7
                                     ----------------- --------------------- ----------------- -----------------
NET ASSETS                                   $ 512,291           $ 5,944,890       $ 1,249,766          $ 21,135
                                     ================= ===================== ================= =================

The accompanying notes are an integral part of these financial statements.

                                                              MIST HARRIS
   MIST BLACKROCK    MIST BLACKROCK MIST CLARION GLOBAL           OAKMARK      MIST INVESCO
       HIGH YIELD    LARGE CAP CORE         REAL ESTATE     INTERNATIONAL  SMALL CAP GROWTH  MIST JANUS FORTY
INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ------------------- ----------------- ----------------- -----------------
     $ 25,706,911       $ 9,555,905        $ 14,763,738       $ 8,667,161         $ 182,263      $ 22,164,440
                8                --                  --                --                --                --
----------------- ----------------- ------------------- ----------------- ----------------- -----------------
       25,706,919         9,555,905          14,763,738         8,667,161           182,263        22,164,440
----------------- ----------------- ------------------- ----------------- ----------------- -----------------
               --                41                  73                15                29                51
----------------- ----------------- ------------------- ----------------- ----------------- -----------------
               --                41                  73                15                29                51
----------------- ----------------- ------------------- ----------------- ----------------- -----------------
     $ 25,706,919       $ 9,555,864        $ 14,763,665       $ 8,667,146         $ 182,234      $ 22,164,389
================= ================= =================== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                           MIST LAZARD MIST LOOMIS SAYLES  MIST LORD ABBETT  MIST LORD ABBETT
                                               MID CAP     GLOBAL MARKETS    BOND DEBENTURE GROWTH AND INCOME
                                     INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ------------------ ----------------- -----------------
ASSETS:
  Investments at fair value                $ 1,722,794        $ 4,601,694         $ 753,329       $ 2,518,772
  Due from MetLife Insurance Company
     of Connecticut                                 --                 --                --                --
                                     ----------------- ------------------ ----------------- -----------------
       Total Assets                          1,722,794          4,601,694           753,329         2,518,772
                                     ----------------- ------------------ ----------------- -----------------
LIABILITIES:
  Accrued fees                                      23                 35                43                54
                                     ----------------- ------------------ ----------------- -----------------
       Total Liabilities                            23                 35                43                54
                                     ----------------- ------------------ ----------------- -----------------
NET ASSETS                                 $ 1,722,771        $ 4,601,659         $ 753,286       $ 2,518,718
                                     ================= ================== ================= =================

The accompanying notes are an integral part of these financial statements.

                                                               MIST PIMCO
 MIST LORD ABBETT MIST MFS EMERGING MIST MFS RESEARCH INFLATION PROTECTED                        MIST PIONEER
    MID CAP VALUE    MARKETS EQUITY     INTERNATIONAL                BOND MIST PIONEER FUND  STRATEGIC INCOME
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ------------------- ----------------- -----------------
      $ 7,087,201       $ 6,190,566       $ 3,944,385        $ 15,365,480         $ 783,821       $ 1,363,665
               --                --                --                  --                --                --
----------------- ----------------- ----------------- ------------------- ----------------- -----------------
        7,087,201         6,190,566         3,944,385          15,365,480           783,821         1,363,665
----------------- ----------------- ----------------- ------------------- ----------------- -----------------
               47                71                26                 122                 5                31
----------------- ----------------- ----------------- ------------------- ----------------- -----------------
               47                71                26                 122                 5                31
----------------- ----------------- ----------------- ------------------- ----------------- -----------------
      $ 7,087,154       $ 6,190,495       $ 3,944,359        $ 15,365,358         $ 783,816       $ 1,363,634
================= ================= ================= =================== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                     MIST T. ROWE PRICE MIST THIRD AVENUE           MSF ARTIO     MSF BLACKROCK
                                         MID CAP GROWTH   SMALL CAP VALUE INTERNATIONAL STOCK AGGRESSIVE GROWTH
                                      INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION
                                     ------------------ ----------------- ------------------- -----------------
ASSETS:
  Investments at fair value                 $ 3,949,458       $ 9,656,787            $ 37,931       $ 5,641,835
  Due from MetLife Insurance Company
     of Connecticut                                  --                --                  --                --
                                     ------------------ ----------------- ------------------- -----------------
       Total Assets                           3,949,458         9,656,787              37,931         5,641,835
                                     ------------------ ----------------- ------------------- -----------------
LIABILITIES:
  Accrued fees                                       21                22                  36                34
                                     ------------------ ----------------- ------------------- -----------------
       Total Liabilities                             21                22                  36                34
                                     ------------------ ----------------- ------------------- -----------------
NET ASSETS                                  $ 3,949,437       $ 9,656,765            $ 37,895       $ 5,641,801
                                     ================== ================= =================== =================

The accompanying notes are an integral part of these financial statements.

                                                          MSF BLACKROCK
    MSF BLACKROCK     MSF BLACKROCK     MSF BLACKROCK  LEGACY LARGE CAP     MSF BLACKROCK         MSF DAVIS
      BOND INCOME       DIVERSIFIED   LARGE CAP VALUE            GROWTH      MONEY MARKET     VENTURE VALUE
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      $ 5,166,638         $ 785,180       $ 3,692,297       $ 2,884,911     $ 149,581,266          $ 12,096
               --                --                --                --               300                --
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
        5,166,638           785,180         3,692,297         2,884,911       149,581,566            12,096
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               12                53                 1                71               139                 5
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               12                53                 1                71               139                 5
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      $ 5,166,626         $ 785,127       $ 3,692,296       $ 2,884,840     $ 149,581,427          $ 12,091
================= ================= ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                                                                                     MSF METLIFE
                                          MSF FI VALUE      MSF JENNISON           MSF METLIFE      CONSERVATIVE
                                               LEADERS            GROWTH AGGRESSIVE ALLOCATION        ALLOCATION
                                     INVESTMENT OPTION INVESTMENT OPTION     INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ----------------- --------------------- -----------------
ASSETS:
  Investments at fair value                $ 6,375,125       $ 1,442,038           $ 1,805,153       $ 1,916,654
  Due from MetLife Insurance Company
     of Connecticut                                 --                --                    --                --
                                     ----------------- ----------------- --------------------- -----------------
       Total Assets                          6,375,125         1,442,038             1,805,153         1,916,654
                                     ----------------- ----------------- --------------------- -----------------
LIABILITIES:
  Accrued fees                                      24                31                   103                57
                                     ----------------- ----------------- --------------------- -----------------
       Total Liabilities                            24                31                   103                57
                                     ----------------- ----------------- --------------------- -----------------
NET ASSETS                                 $ 6,375,101       $ 1,442,007           $ 1,805,050       $ 1,916,597
                                     ================= ================= ===================== =================

The accompanying notes are an integral part of these financial statements.

        MSF METLIFE                                                   MSF METLIFE
    CONSERVATIVE TO         MSF METLIFE         MSF METLIFE           MODERATE TO       MSF METLIFE           MSF MFS
MODERATE ALLOCATION MID CAP STOCK INDEX MODERATE ALLOCATION AGGRESSIVE ALLOCATION       STOCK INDEX      TOTAL RETURN
  INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
------------------- ------------------- ------------------- --------------------- ----------------- -----------------
          $ 772,335         $ 2,582,636         $ 6,796,891           $ 2,213,072      $ 34,028,930      $ 26,638,466
                 --                  --                  --                    --                --                --
------------------- ------------------- ------------------- --------------------- ----------------- -----------------
            772,335           2,582,636           6,796,891             2,213,072        34,028,930        26,638,466
------------------- ------------------- ------------------- --------------------- ----------------- -----------------
                109                  60                  42                    36                59                16
------------------- ------------------- ------------------- --------------------- ----------------- -----------------
                109                  60                  42                    36                59                16
------------------- ------------------- ------------------- --------------------- ----------------- -----------------
          $ 772,226         $ 2,582,576         $ 6,796,849           $ 2,213,036      $ 34,028,871      $ 26,638,450
=================== =================== =================== ===================== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                       MSF MORGAN STANLEY   MSF OPPENHEIMER  MSF RUSSELL 2000
                                         MSF MFS VALUE         EAFE INDEX     GLOBAL EQUITY             INDEX
                                     INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ------------------ ----------------- -----------------
ASSETS:
  Investments at fair value               $ 11,313,084           $ 38,825         $ 472,240      $ 20,357,572
  Due from MetLife Insurance Company
     of Connecticut                                 --                 --                --                --
                                     ----------------- ------------------ ----------------- -----------------
       Total Assets                         11,313,084             38,825           472,240        20,357,572
                                     ----------------- ------------------ ----------------- -----------------
LIABILITIES:
  Accrued fees                                      30                 36                40                29
                                     ----------------- ------------------ ----------------- -----------------
       Total Liabilities                            30                 36                40                29
                                     ----------------- ------------------ ----------------- -----------------
NET ASSETS                                $ 11,313,054           $ 38,789         $ 472,200      $ 20,357,543
                                     ================= ================== ================= =================

The accompanying notes are an integral part of these financial statements.

                        MSF WESTERN
MSF T. ROWE PRICE  ASSET MANAGEMENT         PIMCO VIT         PIMCO VIT       PIONEER VCT       PIONEER VCT
 LARGE CAP GROWTH   U.S. GOVERNMENT      LOW DURATION      TOTAL RETURN  EMERGING MARKETS     MID CAP VALUE
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      $ 1,652,314       $ 5,097,464      $ 18,779,416     $ 185,834,858       $ 6,664,217       $ 2,336,947
               --                --                --                --                --                --
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
        1,652,314         5,097,464        18,779,416       185,834,858         6,664,217         2,336,947
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               83                89                47                36                17               108
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               83                89                47                36                17               108
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      $ 1,652,231       $ 5,097,375      $ 18,779,369     $ 185,834,822       $ 6,664,200       $ 2,336,839
================= ================= ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2010

                                             PUTNAM VT                                          UIF EMERGING
                                      MULTI-CAP GROWTH   ROYCE MICRO-CAP   ROYCE SMALL-CAP      MARKETS DEBT
                                     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value                  $ 168,454       $ 4,390,360      $ 11,744,767           $ 6,762
  Due from MetLife Insurance Company
     of Connecticut                                 --                --                --                --
                                     ----------------- ----------------- ----------------- -----------------
       Total Assets                            168,454         4,390,360        11,744,767             6,762
                                     ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                       5                90                40                 6
                                     ----------------- ----------------- ----------------- -----------------
       Total Liabilities                             5                90                40                 6
                                     ----------------- ----------------- ----------------- -----------------
NET ASSETS                                   $ 168,449       $ 4,390,270      $ 11,744,727           $ 6,756
                                     ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                                                           VANGUARD VIF
     UIF EMERGING      VANGUARD VIF      VANGUARD VIF        SHORT-TERM
   MARKETS EQUITY DIVERSIFIED VALUE      EQUITY INDEX  INVESTMENT-GRADE
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- -----------------
     $ 11,932,117         $ 802,449       $ 1,447,768         $ 316,631
               --                --                --                --
----------------- ----------------- ----------------- -----------------
       11,932,117           802,449         1,447,768           316,631
----------------- ----------------- ----------------- -----------------
               --                94                26                51
----------------- ----------------- ----------------- -----------------
               --                94                26                51
----------------- ----------------- ----------------- -----------------
     $ 11,932,117         $ 802,355       $ 1,447,742         $ 316,580
================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

                                           ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN AMERICAN CENTURY VP    AMERICAN CENTURY VP
                                           INTERMEDIATE BOND    INTERNATIONAL VALUE               ULTRA                  VISTA
                                           INVESTMENT OPTION      INVESTMENT OPTION   INVESTMENT OPTION      INVESTMENT OPTION
                                           -------------------- ------------------- ---------------------- ----------------------
INVESTMENT INCOME:
     Dividends                                         $ 110                  $ 200               $ 132                   $ --
                                           -------------------- ------------------- ---------------------- ----------------------
EXPENSES:
     Mortality and expense risk
        charges                                        1,074                      9                  64                  4,858
                                           -------------------- ------------------- ---------------------- ----------------------
           Net investment income (loss)                 (964)                   191                  68                 (4,858)
                                           -------------------- ------------------- ---------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                     --                  --                     --
     Realized gains (losses) on sale of
        investments                                  107,048                     53                 (38)                68,125
                                           -------------------- ------------------- ---------------------- ----------------------
           Net realized gains (losses)               107,048                     53                 (38)                68,125
                                           -------------------- ------------------- ---------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                               (26,029)                   241               3,986                649,559
                                           -------------------- ------------------- ---------------------- ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   81,019                    294               3,948                717,684
                                           -------------------- ------------------- ---------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 80,055                  $ 485             $ 4,016              $ 712,826
                                           ==================== =================== ====================== ======================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.


The accompanying notes are an integral part of these financial statements.

                                       AMERICAN FUNDS
   AMERICAN FUNDS    AMERICAN FUNDS      GLOBAL SMALL    AMERICAN FUNDS       AMERICAN FUNDS           AMERICAN FUNDS
             BOND     GLOBAL GROWTH    CAPITALIZATION            GROWTH        GROWTH-INCOME         HIGH-INCOME BOND
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION (a)
----------------- ----------------- ----------------- -------------------- -------------------- ---------------------
            $ 203         $ 208,434              $ 17         $ 494,962            $ 282,239                    $ 139
----------------- ----------------- ----------------- -------------------- -------------------- ---------------------
               10            37,562                 1           139,775               36,245                        2
----------------- ----------------- ----------------- -------------------- -------------------- ---------------------
              193           170,872                16           355,187              245,994                      137
----------------- ----------------- ----------------- -------------------- -------------------- ---------------------
               --                --                --                --                   --                       --
               51           514,557                37          (346,022)          (1,746,254)                       3
----------------- ----------------- ----------------- -------------------- -------------------- ---------------------
               51           514,557                37          (346,022)          (1,746,254)                       3
----------------- ----------------- ----------------- -------------------- -------------------- ---------------------
               70           934,888               138        11,615,909            3,190,353                       36
----------------- ----------------- ----------------- -------------------- -------------------- ---------------------
              121         1,449,445               175        11,269,887            1,444,099                       39
----------------- ----------------- ----------------- -------------------- -------------------- ---------------------
            $ 314       $ 1,620,317             $ 191      $ 11,625,074          $ 1,690,093                    $ 176
================= ================= ================= ==================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                               AMERICAN FUNDS U.S.
                                              AMERICAN FUNDS    AMERICAN FUNDS      GOVERNMENT/AAA      DELAWARE VIP
                                               INTERNATIONAL         NEW WORLD    RATED SECURITIES   SMALL CAP VALUE
                                           INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION
                                           ----------------- ----------------- ------------------- --------------------
INVESTMENT INCOME:
     Dividends                                     $ 491,360          $ 94,015            $ 17,320          $ 69,966
                                           ----------------- ----------------- ------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                       48,995             8,543               1,739            22,110
                                           ----------------- ----------------- ------------------- --------------------
           Net investment income (loss)              442,365            85,472              15,581            47,856
                                           ----------------- ----------------- ------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                --               4,145                --
     Realized gains (losses) on sale of
        investments                                  546,898           248,765              11,365           (36,978)
                                           ----------------- ----------------- ------------------- --------------------
           Net realized gains (losses)               546,898           248,765              15,510           (36,978)
                                           ----------------- ----------------- ------------------- --------------------
     Change in unrealized gains (losses)
        on investments                               484,785           578,193              12,248         3,294,050
                                           ----------------- ----------------- ------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                1,031,683           826,958              27,758         3,257,072
                                           ----------------- ----------------- ------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 1,474,048         $ 912,430            $ 43,339       $ 3,304,928
                                           ================= ================= =================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.


The accompanying notes are an integral part of these financial statements.

                                                    DREYFUS VIF
      DREYFUS VIF              DREYFUS VIF        OPPORTUNISTIC         FIDELITY VIP         FIDELITY VIP      FIDELITY VIP
     APPRECIATION      INTERNATIONAL VALUE            SMALL CAP           CONTRAFUND        EQUITY-INCOME      FREEDOM 2030
INVESTMENT OPTION    INVESTMENT OPTION (b)    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION INVESTMENT OPTION
-------------------- ------------------------ -------------------- -------------------- ----------------- --------------------
         $ 15,627                      $ 4              $ 7,075            $ 316,572            $ 189,897              $ 21
-------------------- ------------------------ -------------------- -------------------- ----------------- --------------------
            1,640                       --                2,066               64,348               25,953                 1
-------------------- ------------------------ -------------------- -------------------- ----------------- --------------------
           13,987                        4                5,009              252,224              163,944                20
-------------------- ------------------------ -------------------- -------------------- ----------------- --------------------
               --                       --                   --               13,074                   --                 7
          (41,055)                      (1)             (74,775)            (439,560)             350,875               219
-------------------- ------------------------ -------------------- -------------------- ----------------- --------------------
          (41,055)                      (1)             (74,775)            (426,486)             350,875               226
-------------------- ------------------------ -------------------- -------------------- ----------------- --------------------
          125,396                       84              356,722            4,779,958              971,915               (67)
-------------------- ------------------------ -------------------- -------------------- ----------------- --------------------
           84,341                       83              281,947            4,353,472            1,322,790               159
-------------------- ------------------------ -------------------- -------------------- ----------------- --------------------
         $ 98,328                     $ 87            $ 286,956          $ 4,605,696          $ 1,486,734             $ 179
==================== ======================== ==================== ==================== ================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                    FIDELITY VIP
                                                FIDELITY VIP      FIDELITY VIP  INVESTMENT GRADE
                                                 HIGH INCOME         INDEX 500              BOND  FIDELITY VIP MID CAP
                                           INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION     INVESTMENT OPTION
                                           ----------------- ----------------- ----------------- -----------------------
INVESTMENT INCOME:
     Dividends                                         $ 233         $ 483,968          $ 34,523             $ 29,992
                                           ----------------- ----------------- ----------------- -----------------------
EXPENSES:
     Mortality and expense risk
        charges                                            4            37,489             2,058               47,463
                                           ----------------- ----------------- ----------------- -----------------------
           Net investment income (loss)                  229           446,479            32,465              (17,471)
                                           ----------------- ----------------- ----------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --           449,356            11,051               82,942
     Realized gains (losses) on sale of
        investments                                       36           700,386            21,558             (642,182)
                                           ----------------- ----------------- ----------------- -----------------------
           Net realized gains (losses)                    36         1,149,742            32,609             (559,240)
                                           ----------------- ----------------- ----------------- -----------------------
     Change in unrealized gains (losses)
        on investments                                    56         1,819,899             7,840            6,774,074
                                           ----------------- ----------------- ----------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                       92         2,969,641            40,449            6,214,834
                                           ----------------- ----------------- ----------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations                      $ 321       $ 3,416,120          $ 72,914          $ 6,197,363
                                           ================= ================= ================= =======================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.


The accompanying notes are an integral part of these financial statements.

                       FTVIPT FRANKLIN            FTVIPT MUTUAL      FTVIPT TEMPLETON                        FTVIPT TEMPLETON
     FIDELITY VIP        SMALL-MID CAP         GLOBAL DISCOVERY    DEVELOPING MARKETS   FTVIPT TEMPLETON          GLOBAL BOND
         OVERSEAS    GROWTH SECURITIES               SECURITIES            SECURITIES FOREIGN SECURITIES           SECURITIES
INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION (b)     INVESTMENT OPTION  INVESTMENT OPTION    INVESTMENT OPTION
-------------------- -------------------- ------------------------ ------------------ --------------------- -----------------
         $ 60,186                 $ --                     $ --             $ 168,830          $ 347,796            $ 162,338
-------------------- -------------------- ------------------------ ------------------ --------------------- -----------------
           10,973                8,878                        3                19,428             36,492               23,022
-------------------- -------------------- ------------------------ ------------------ --------------------- -----------------
           49,213               (8,878)                      (3)              149,402            311,304              139,316
-------------------- -------------------- ------------------------ ------------------ --------------------- -----------------
            9,976                   --                       --                    --                 --               25,671
         (197,908)             (22,892)                       5               216,221            (74,563)              65,665
-------------------- -------------------- ------------------------ ------------------ --------------------- -----------------
         (187,932)             (22,892)                       5               216,221            (74,563)              91,336
-------------------- -------------------- ------------------------ ------------------ --------------------- -----------------
          770,569            1,214,060                      320             1,316,461          1,211,944            1,045,566
-------------------- -------------------- ------------------------ ------------------ --------------------- -----------------
          582,637            1,191,168                      325             1,532,682          1,137,381            1,136,902
-------------------- -------------------- ------------------------ ------------------ --------------------- -----------------
        $ 631,850          $ 1,182,290                    $ 322           $ 1,682,084        $ 1,448,685          $ 1,276,218
==================== ==================== ======================== ================== ===================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                   INVESCO V.I.
                                                 INVESCO V.I.     INTERNATIONAL          JANUS ASPEN    JANUS ASPEN GLOBAL
                                           GLOBAL REAL ESTATE            GROWTH           ENTERPRISE            TECHNOLOGY
                                            INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                           ------------------ -------------------- -------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                      $ 189,281         $ 446,919                 $ --                  $ --
                                           ------------------ -------------------- -------------------- ---------------------
EXPENSES:
     Mortality and expense risk
        charges                                         5,684            38,727                4,871                 6,474
                                           ------------------ -------------------- -------------------- ---------------------
           Net investment income (loss)               183,597           408,192               (4,871)               (6,474)
                                           ------------------ -------------------- -------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                           --                --                   --                    --
     Realized gains (losses) on sale of
        investments                                   152,668          (646,041)             138,337                91,010
                                           ------------------ -------------------- -------------------- ---------------------
           Net realized gains (losses)                152,668          (646,041)             138,337                91,010
                                           ------------------ -------------------- -------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                                259,981         2,346,513              614,804               973,496
                                           ------------------ -------------------- -------------------- ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   412,649         1,700,472              753,141             1,064,506
                                           ------------------ -------------------- -------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 596,246       $ 2,108,664            $ 748,270           $ 1,058,032
                                           ================== ==================== ==================== =====================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.


The accompanying notes are an integral part of these financial statements.

                                                                     LMPVET                                        LMPVET
                                                                CLEARBRIDGE                   LMPVET          CLEARBRIDGE
      JANUS ASPEN JANUS ASPEN PERKINS       JANUS ASPEN VARIABLE AGGRESSIVE              CLEARBRIDGE      VARIABLE EQUITY
         OVERSEAS       MID CAP VALUE         WORLDWIDE              GROWTH    VARIABLE APPRECIATION       INCOME BUILDER
INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION        INVESTMENT OPTION    INVESTMENT OPTION
----------------- ------------------- ----------------- ---------------------- ------------------------ --------------------
         $ 40,667            $ 55,729           $ 4,557             $ 2,085                    $ 235             $ 36,088
----------------- ------------------- ----------------- ---------------------- ------------------------ --------------------
           11,615              16,573             2,006               2,577                       35                1,782
----------------- ------------------- ----------------- ---------------------- ------------------------ --------------------
           29,052              39,156             2,551                (492)                     200               34,306
----------------- ------------------- ----------------- ---------------------- ------------------------ --------------------
               --                  --                --                  --                       --                   --
          315,573             350,426             6,567              15,929                      (68)             (16,409)
----------------- ------------------- ----------------- ---------------------- ------------------------ --------------------
          315,573             350,426             6,567              15,929                      (68)             (16,409)
----------------- ------------------- ----------------- ---------------------- ------------------------ --------------------
        1,112,133           1,036,254           123,851             283,264                    1,594               87,610
----------------- ------------------- ----------------- ---------------------- ------------------------ --------------------
        1,427,706           1,386,680           130,418             299,193                    1,526               71,201
----------------- ------------------- ----------------- ---------------------- ------------------------ --------------------
      $ 1,456,758         $ 1,425,836         $ 132,969           $ 298,701                  $ 1,726            $ 105,507
================= =================== ================= ====================== ======================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                         LMPVET                LMPVET               LMPVET           LMPVET GLOBAL
                                                    CLEARBRIDGE           CLEARBRIDGE          CLEARBRIDGE       CURRENTS VARIABLE
                                           VARIABLE FUNDAMENTAL    VARIABLE LARGE CAP   VARIABLE LARGE CAP   INTERNATIONAL ALL CAP
                                                  ALL CAP VALUE                GROWTH                VALUE             OPPORTUNITY
                                              INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION       INVESTMENT OPTION
                                           ----------------------- -------------------- -------------------- ----------------------
INVESTMENT INCOME:
     Dividends                                         $ 52,481                 $ 663            $ 120,193                 $ 9,029
                                           ----------------------- -------------------- -------------------- ----------------------
EXPENSES:
     Mortality and expense risk
        charges                                           6,404                 1,196                8,359                   1,211
                                           ----------------------- -------------------- -------------------- ----------------------
           Net investment income (loss)                  46,077                  (533)             111,834                   7,818
                                           ----------------------- -------------------- -------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                             --                    --                   --                      --
     Realized gains (losses) on sale of
        investments                                     (12,624)               17,635               (3,853)                (45,258)
                                           ----------------------- -------------------- -------------------- ----------------------
           Net realized gains (losses)                  (12,624)               17,635               (3,853)                (45,258)
                                           ----------------------- -------------------- -------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                                  434,569                36,801              267,969                  55,269
                                           ----------------------- -------------------- -------------------- ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                     421,945                54,436              264,116                  10,011
                                           ----------------------- -------------------- -------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations                     $ 468,022              $ 53,903            $ 375,950                $ 17,829
                                           ======================= ==================== ==================== ======================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.


The accompanying notes are an integral part of these financial statements.

LMPVET INVESTMENT        LMPVIT WESTERN       LMPVIT WESTERN
 COUNSEL VARIABLE ASSET VARIABLE GLOBAL       ASSET VARIABLE               MFS VIT       MIST BLACKROCK    MIST BLACKROCK
 SOCIAL AWARENESS       HIGH YIELD BOND       STRATEGIC BOND         NEW DISCOVERY           HIGH YIELD    LARGE CAP CORE
INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION INVESTMENT OPTION (b)    INVESTMENT OPTION INVESTMENT OPTION
----------------- ------------------------ ----------------- ------------------------ ----------------- --------------------
          $ 6,602             $ 500,369             $ 34,896                  $ --          $ 1,472,483         $ 115,569
----------------- ------------------------ ----------------- ------------------------ ----------------- --------------------
            1,039                13,964                2,858                     8               14,843            22,840
----------------- ------------------------ ----------------- ------------------------ ----------------- --------------------
            5,563               486,405               32,038                    (8)           1,457,640            92,729
----------------- ------------------------ ----------------- ------------------------ ----------------- --------------------
               --                    --                   --                    --                   --                --
            1,863                (5,195)                  25                    34              335,219           (44,771)
----------------- ------------------------ ----------------- ------------------------ ----------------- --------------------
            1,863                (5,195)                  25                    34              335,219           (44,771)
----------------- ------------------------ ----------------- ------------------------ ----------------- --------------------
           51,036               282,539              123,113                 2,910            1,512,127         1,051,182
----------------- ------------------------ ----------------- ------------------------ ----------------- --------------------
           52,899               277,344              123,138                 2,944            1,847,346         1,006,411
----------------- ------------------------ ----------------- ------------------------ ----------------- --------------------
         $ 58,462             $ 763,749            $ 155,176               $ 2,936          $ 3,304,986       $ 1,099,140
================= ======================== ================= ======================== ================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                        MIST HARRIS
                                           MIST CLARION GLOBAL              OAKMARK      MIST INVESCO
                                                   REAL ESTATE        INTERNATIONAL  SMALL CAP GROWTH     MIST JANUS FORTY
                                             INVESTMENT OPTION    INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION
                                           ---------------------- ----------------- -------------------- -----------------
INVESTMENT INCOME:
     Dividends                                     $ 1,104,008            $ 156,535              $ --            $ 333,271
                                           ---------------------- ----------------- -------------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                         24,524               14,099               328               35,271
                                           ---------------------- ----------------- -------------------- -----------------
           Net investment income (loss)              1,079,484              142,436              (328)             298,000
                                           ---------------------- ----------------- -------------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                            --                   --                --                   --
     Realized gains (losses) on sale of
        investments                                   (940,060)             157,086                60              702,103
                                           ---------------------- ----------------- -------------------- -----------------
           Net realized gains (losses)                (940,060)             157,086                60              702,103
                                           ---------------------- ----------------- -------------------- -----------------
     Change in unrealized gains (losses)
        on investments                               1,874,704              876,133            37,946              821,605
                                           ---------------------- ----------------- -------------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                    934,644            1,033,219            38,006            1,523,708
                                           ---------------------- ----------------- -------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 2,014,128          $ 1,175,655          $ 37,678          $ 1,821,708
                                           ====================== ================= ==================== =================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.


The accompanying notes are an integral part of these financial statements.

      MIST LAZARD MIST LOOMIS SAYLES     MIST LORD ABBETT  MIST LORD ABBETT     MIST LORD ABBETT    MIST MFS EMERGING
          MID CAP     GLOBAL MARKETS       BOND DEBENTURE GROWTH AND INCOME        MID CAP VALUE       MARKETS EQUITY
INVESTMENT OPTION  INVESTMENT OPTION    INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
----------------- --------------------- ----------------- -------------------- -------------------- -----------------
         $ 17,205          $ 131,254             $ 47,220          $ 23,098             $ 36,522             $ 60,891
----------------- --------------------- ----------------- -------------------- -------------------- -----------------
            3,326              9,845                1,535             4,573               12,422               10,709
----------------- --------------------- ----------------- -------------------- -------------------- -----------------
           13,879            121,409               45,685            18,525               24,100               50,182
----------------- --------------------- ----------------- -------------------- -------------------- -----------------
               --                 --                   --                --                   --                   --
           10,683            (10,406)              14,540           (59,686)            (304,639)             131,449
----------------- --------------------- ----------------- -------------------- -------------------- -----------------
           10,683            (10,406)              14,540           (59,686)            (304,639)             131,449
----------------- --------------------- ----------------- -------------------- -------------------- -----------------
          313,181            719,036               29,236           401,530            1,713,817              923,124
----------------- --------------------- ----------------- -------------------- -------------------- -----------------
          323,864            708,630               43,776           341,844            1,409,178            1,054,573
----------------- --------------------- ----------------- -------------------- -------------------- -----------------
        $ 337,743          $ 830,039             $ 89,461         $ 360,369          $ 1,433,278          $ 1,104,755
================= ===================== ================= ==================== ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                         MIST PIMCO
                                           MIST MFS RESEARCH    INFLATION PROTECTED                           MIST PIONEER
                                               INTERNATIONAL                   BOND    MIST PIONEER FUND  STRATEGIC INCOME
                                           INVESTMENT OPTION      INVESTMENT OPTION    INVESTMENT OPTION INVESTMENT OPTION
                                           -------------------- ---------------------- ----------------- --------------------
INVESTMENT INCOME:
     Dividends                                      $ 53,950              $ 369,593             $ 16,383          $ 78,329
                                           -------------------- ---------------------- ----------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                        6,565                 27,293                2,385             2,321
                                           -------------------- ---------------------- ----------------- --------------------
           Net investment income (loss)               47,385                342,300               13,998            76,008
                                           -------------------- ---------------------- ----------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                386,513                   --                --
     Realized gains (losses) on sale of
        investments                                 (139,035)               594,153               63,349            (3,866)
                                           -------------------- ---------------------- ----------------- --------------------
           Net realized gains (losses)              (139,035)               980,666               63,349            (3,866)
                                           -------------------- ---------------------- ----------------- --------------------
     Change in unrealized gains (losses)
        on investments                               442,828               (196,257)              14,651            47,610
                                           -------------------- ---------------------- ----------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  303,793                784,409               78,000            43,744
                                           -------------------- ---------------------- ----------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 351,178            $ 1,126,709             $ 91,998         $ 119,752
                                           ==================== ====================== ================= ====================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.


The accompanying notes are an integral part of these financial statements.

MIST T. ROWE PRICE    MIST THIRD AVENUE                MSF ARTIO        MSF BLACKROCK        MSF BLACKROCK     MSF BLACKROCK
    MID CAP GROWTH      SMALL CAP VALUE      INTERNATIONAL STOCK    AGGRESSIVE GROWTH          BOND INCOME       DIVERSIFIED
 INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION (a)    INVESTMENT OPTION    INVESTMENT OPTION INVESTMENT OPTION
--------------------- -------------------- ------------------------ -------------------- ----------------- --------------------
              $ --            $ 101,474                     $ --                 $ --            $ 158,006          $ 13,659
--------------------- -------------------- ------------------------ -------------------- ----------------- --------------------
             3,689               19,609                       35               11,972               10,415             1,726
--------------------- -------------------- ------------------------ -------------------- ----------------- --------------------
            (3,689)              81,865                      (35)             (11,972)             147,591            11,933
--------------------- -------------------- ------------------------ -------------------- ----------------- --------------------
                --                   --                       --                   --                   --                --
            71,349              (48,860)                      45               52,388               20,608            (3,065)
--------------------- -------------------- ------------------------ -------------------- ----------------- --------------------
            71,349              (48,860)                      45               52,388               20,608            (3,065)
--------------------- -------------------- ------------------------ -------------------- ----------------- --------------------
           569,608            1,623,110                    5,701              729,016              138,779            63,524
--------------------- -------------------- ------------------------ -------------------- ----------------- --------------------
           640,957            1,574,250                    5,746              781,404              159,387            60,459
--------------------- -------------------- ------------------------ -------------------- ----------------- --------------------
         $ 637,268          $ 1,656,115                  $ 5,711            $ 769,432            $ 306,978          $ 72,392
===================== ==================== ======================== ==================== ================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                 MSF BLACKROCK
                                               MSF BLACKROCK  LEGACY LARGE CAP        MSF BLACKROCK                MSF DAVIS
                                             LARGE CAP VALUE            GROWTH         MONEY MARKET            VENTURE VALUE
                                           INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION (a)
                                           ----------------- -------------------- -------------------- ------------------------
INVESTMENT INCOME:
     Dividends                                      $ 25,869           $ 5,261             $ 16,794                     $ --
                                           ----------------- -------------------- -------------------- ------------------------
EXPENSES:
     Mortality and expense risk
        charges                                        4,679             5,332              332,722                        6
                                           ----------------- -------------------- -------------------- ------------------------
           Net investment income (loss)               21,190               (71)            (315,928)                      (6)
                                           ----------------- -------------------- -------------------- ------------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                --                   --                       --
     Realized gains (losses) on sale of
        investments                                   27,889           120,827                   --                        5
                                           ----------------- -------------------- -------------------- ------------------------
           Net realized gains (losses)                27,889           120,827                   --                        5
                                           ----------------- -------------------- -------------------- ------------------------
     Change in unrealized gains (losses)
        on investments                               214,577           330,100                   --                    1,462
                                           ----------------- -------------------- -------------------- ------------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  242,466           450,927                   --                    1,467
                                           ----------------- -------------------- -------------------- ------------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 263,656         $ 450,856           $ (315,928)                 $ 1,461
                                           ================= ==================== ==================== ========================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.


The accompanying notes are an integral part of these financial statements.

                                                                             MSF METLIFE         MSF METLIFE
     MSF FI VALUE             MSF JENNISON              MSF METLIFE         CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE
          LEADERS                   GROWTH    AGGRESSIVE ALLOCATION           ALLOCATION MODERATE ALLOCATION MID CAP STOCK INDEX
INVESTMENT OPTION    INVESTMENT OPTION (a)        INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION
-------------------- ------------------------ ------------------------ ----------------- ------------------- -------------------
         $ 88,765                  $ 8,909                 $ 27,257             $ 54,826            $ 21,501            $ 20,248
-------------------- ------------------------ ------------------------ ----------------- ------------------- -------------------
           12,407                    2,283                    4,761                3,269               1,509               2,989
-------------------- ------------------------ ------------------------ ----------------- ------------------- -------------------
           76,358                    6,626                   22,496               51,557              19,992              17,259
-------------------- ------------------------ ------------------------ ----------------- ------------------- -------------------
               --                       --                       --                   --                  --               2,552
         (313,328)                  (8,961)                (239,800)              30,433               2,308              44,757
-------------------- ------------------------ ------------------------ ----------------- ------------------- -------------------
         (313,328)                  (8,961)                (239,800)              30,433               2,308              47,309
-------------------- ------------------------ ------------------------ ----------------- ------------------- -------------------
        1,009,846                  133,033                  367,115               53,553              47,459             396,939
-------------------- ------------------------ ------------------------ ----------------- ------------------- -------------------
          696,518                  124,072                  127,315               83,986              49,767             444,248
-------------------- ------------------------ ------------------------ ----------------- ------------------- -------------------
        $ 772,876                $ 130,698                $ 149,811            $ 135,543            $ 69,759           $ 461,507
==================== ======================== ======================== ================= =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                         MSF METLIFE
                                                   MSF METLIFE           MODERATE TO       MSF METLIFE              MSF MFS
                                           MODERATE ALLOCATION AGGRESSIVE ALLOCATION       STOCK INDEX         TOTAL RETURN
                                             INVESTMENT OPTION     INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------- --------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                        $ 86,327              $ 44,567         $ 553,092            $ 719,520
                                           ------------------- --------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                         10,221                 4,542            56,432               53,825
                                           ------------------- --------------------- -------------------- --------------------
           Net investment income (loss)                 76,106                40,025           496,660              665,695
                                           ------------------- --------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                            --                    --                --                   --
     Realized gains (losses) on sale of
        investments                                     23,116                23,445           (78,805)            (220,533)
                                           ------------------- --------------------- -------------------- --------------------
           Net realized gains (losses)                  23,116                23,445           (78,805)            (220,533)
                                           ------------------- --------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                                 569,618               205,497         4,072,417            1,921,376
                                           ------------------- --------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                    592,734               228,942         3,993,612            1,700,843
                                           ------------------- --------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                    $ 668,840             $ 268,967       $ 4,490,272          $ 2,366,538
                                           =================== ===================== ==================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                             MSF WESTERN
                     MSF MORGAN STANLEY      MSF OPPENHEIMER  MSF RUSSELL 2000    MSF T. ROWE PRICE     ASSET MANAGEMENT
    MSF MFS VALUE            EAFE INDEX        GLOBAL EQUITY             INDEX     LARGE CAP GROWTH      U.S. GOVERNMENT
INVESTMENT OPTION INVESTMENT OPTION (a)    INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
----------------- ------------------------ ----------------- -------------------- -------------------- -----------------
        $ 135,414                  $ --              $ 4,784         $ 176,251                $ 994            $ 207,505
----------------- ------------------------ ----------------- -------------------- -------------------- -----------------
           14,198                    36                  764            35,760                2,941                3,793
----------------- ------------------------ ----------------- -------------------- -------------------- -----------------
          121,216                   (36)               4,020           140,491               (1,947)             203,712
----------------- ------------------------ ----------------- -------------------- -------------------- -----------------
               --                    --                   --                --                   --               21,875
          163,632                    52                3,422          (135,103)              (7,089)              28,894
----------------- ------------------------ ----------------- -------------------- -------------------- -----------------
          163,632                    52                3,422          (135,103)              (7,089)              50,769
----------------- ------------------------ ----------------- -------------------- -------------------- -----------------
          703,382                 6,596               51,869         4,128,577              241,762              117,363
----------------- ------------------------ ----------------- -------------------- -------------------- -----------------
          867,014                 6,648               55,291         3,993,474              234,673              168,132
----------------- ------------------------ ----------------- -------------------- -------------------- -----------------
        $ 988,230               $ 6,612             $ 59,311       $ 4,133,965            $ 232,726            $ 371,844
================= ======================== ================= ==================== ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                   PIMCO VIT         PIMCO VIT       PIONEER VCT       PIONEER VCT
                                                LOW DURATION      TOTAL RETURN  EMERGING MARKETS     MID CAP VALUE
                                           INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                           ----------------- ----------------- ----------------- --------------------
INVESTMENT INCOME:
     Dividends                                     $ 298,282       $ 4,382,173          $ 19,176          $ 18,279
                                           ----------------- ----------------- ----------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                       37,820           357,300             8,571             4,818
                                           ----------------- ----------------- ----------------- --------------------
           Net investment income (loss)              260,462         4,024,873            10,605            13,461
                                           ----------------- ----------------- ----------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                      60,724         5,430,867                --                --
     Realized gains (losses) on sale of
        investments                                   46,520         2,647,734           266,983           (80,179)
                                           ----------------- ----------------- ----------------- --------------------
           Net realized gains (losses)               107,244         8,078,601           266,983           (80,179)
                                           ----------------- ----------------- ----------------- --------------------
     Change in unrealized gains (losses)
        on investments                               538,193         1,565,490           543,753           407,464
                                           ----------------- ----------------- ----------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  645,437         9,644,091           810,736           327,285
                                           ----------------- ----------------- ----------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 905,899      $ 13,668,964         $ 821,341         $ 340,746
                                           ================= ================= ================= ====================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.


The accompanying notes are an integral part of these financial statements.

        PUTNAM VT                                                 UIF EMERGING         UIF EMERGING      VANGUARD VIF
 MULTI-CAP GROWTH   ROYCE MICRO-CAP   ROYCE SMALL-CAP             MARKETS DEBT       MARKETS EQUITY DIVERSIFIED VALUE
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION (b)    INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- -------------------- ------------------------ ----------------- --------------------
            $ 521          $ 66,443          $ 12,635                     $ --             $ 45,744          $ 17,749
----------------- ----------------- -------------------- ------------------------ ----------------- --------------------
              314             7,042            16,932                        6               21,489             2,604
----------------- ----------------- -------------------- ------------------------ ----------------- --------------------
              207            59,401            (4,297)                      (6)              24,255            15,145
----------------- ----------------- -------------------- ------------------------ ----------------- --------------------
               --                --                --                       --                   --                --
           10,281           168,871           319,585                        6                9,222           (50,023)
----------------- ----------------- -------------------- ------------------------ ----------------- --------------------
           10,281           168,871           319,585                        6                9,222           (50,023)
----------------- ----------------- -------------------- ------------------------ ----------------- --------------------
           16,780           691,691         1,576,780                      316            1,887,461            95,238
----------------- ----------------- -------------------- ------------------------ ----------------- --------------------
           27,061           860,562         1,896,365                      322            1,896,683            45,215
----------------- ----------------- -------------------- ------------------------ ----------------- --------------------
         $ 27,268         $ 919,963       $ 1,892,068                    $ 316          $ 1,920,938          $ 60,360
================= ================= ==================== ======================== ================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                   VANGUARD VIF
                                                                              VANGUARD VIF           SHORT-TERM
                                                                              EQUITY INDEX     INVESTMENT-GRADE
                                                                         INVESTMENT OPTION    INVESTMENT OPTION
                                                                         -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                                                    $ 28,022             $ 10,414
                                                                         -------------------- --------------------
EXPENSES:
     Mortality and expense risk charges                                              4,740                  896
                                                                         -------------------- --------------------
           Net investment income (loss)                                             23,282                9,518
                                                                         -------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                                    15,596                   --
     Realized gains (losses) on sale of investments                                (54,721)              10,968
                                                                         -------------------- --------------------
           Net realized gains (losses)                                             (39,125)              10,968
                                                                         -------------------- --------------------
     Change in unrealized gains (losses) on investments                            193,555              (10,427)
                                                                         -------------------- --------------------
     Net realized and change in unrealized gains (losses) on investments           154,430                  541
                                                                         -------------------- --------------------
     Net increase (decrease) in net assets resulting from operations             $ 177,712             $ 10,059
                                                                         ==================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                            ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                            INTERMEDIATE BOND    INTERNATIONAL VALUE    AMERICAN CENTURY VP ULTRA
                                            INVESTMENT OPTION      INVESTMENT OPTION            INVESTMENT OPTION
                                    ---------------------------- ---------------------- ----------------------------
                                          2010        2009 (a)      2010      2009 (b)       2010             2009
                                    ------------- -------------- ---------- ----------- ----------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $     (964)      $ (1,109)     $ 191        $ 30        $ 68              $ 9
  Net realized gains (losses)          107,048             35         53          17         (38)            (140)
  Change in unrealized gains
     (losses) on investments           (26,029)        26,083        241         500       3,986            6,701
                                    ------------- -------------- ---------- ----------- ----------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  80,055         25,009        485         547       4,016            6,570
                                    ------------- -------------- ---------- ----------- ----------- ----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                880,132            132      1,240         297          --               --
  Net transfers (including
     fixed account)                 (3,781,080)     2,811,485      3,222       1,944          --               --
  Policy charges                        (9,454)        (3,858)      (329)        (92)       (309)            (330)
  Transfers for policy benefits
     and terminations                     (113)            (1)      (188)         (1)         (4)             (12)
                                    ------------- -------------- ---------- ----------- ----------- ----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions          (2,910,515)     2,807,758      3,945       2,148        (313)            (342)
                                    ------------- -------------- ---------- ----------- ----------- ----------------
     Net increase (decrease)
       in net assets                (2,830,460)     2,832,767      4,430       2,695       3,703            6,228
NET ASSETS:
  Beginning of year                  2,832,767             --      2,695          --      25,660           19,432
                                    ------------- -------------- ---------- ----------- ----------- ----------------
  End of year                       $    2,307    $ 2,832,767    $ 7,125     $ 2,695    $ 29,363         $ 25,660
                                    ============= ============== ========== =========== =========== ================

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                     AMERICAN FUNDS GLOBAL
 AMERICAN CENTURY VP VISTA    AMERICAN FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH     SMALL CAPITALIZATION
         INVESTMENT OPTION      INVESTMENT OPTION               INVESTMENT OPTION        INVESTMENT OPTION
----------------------------- ---------------------- ------------------------------- ---------------------
       2010        2009 (a)      2010     2009 (a)           2010            2009       2010       2009
-------------- -------------- ---------- ----------- --------------- --------------- ---------- ----------
   $ (4,858)      $ (3,129)     $ 193        $ 77       $ 170,872       $ 178,105       $ 16      $ 2
     68,125         12,712         51           5         514,557      (1,070,558)        37        8
    649,559        524,450         70         103         934,888       5,297,751        138      331
-------------- -------------- ---------- ----------- --------------- --------------- ----------  -------
    712,826        534,033        314         185       1,620,317       4,405,298        191      341
-------------- -------------- ---------- ----------- --------------- --------------- ----------  -------
         --             --      1,443         341         697,114         128,954         72      457
    483,346      2,312,889      2,898       2,516      (6,161,981)      6,677,427        112       --
    (11,354)        (7,436)      (373)       (101)       (237,491)       (204,889)       (95)     (32)
         (1)            (9)      (263)         (1)       (132,083)     (1,329,628)        (2)      (2)
-------------- -------------- ---------- ----------- --------------- --------------- ----------  -------
    471,991      2,305,444      3,705       2,755      (5,834,441)      5,271,864         87      423
-------------- -------------- ---------- ----------- --------------- --------------- ----------  -------
  1,184,817      2,839,477      4,019       2,940      (4,214,124)      9,677,162        278      764
  2,839,477             --      2,940          --      18,588,672       8,911,510        842       78
-------------- -------------- ---------- ----------- --------------- --------------- ----------  -------
$ 4,024,294    $ 2,839,477    $ 6,959     $ 2,940    $ 14,374,548    $ 18,588,672    $ 1,120    $ 842
============== ============== ========== =========== =============== =============== ========== ========

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                  AMERICAN FUNDS       AMERICAN FUNDS
                                           AMERICAN FUNDS GROWTH                   GROWTH-INCOME     HIGH-INCOME BOND
                                               INVESTMENT OPTION               INVESTMENT OPTION    INVESTMENT OPTION
                                    ------------------------------- ------------------------------- --------------------
                                            2010            2009            2010            2009              2010 (c)
                                    --------------- --------------- --------------- --------------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 355,187       $ 275,616       $ 245,994       $ 296,867                $ 137
  Net realized gains (losses)           (346,022)     (6,218,573)     (1,746,254)     (8,959,627)                   3
  Change in unrealized gains
     (losses) on investments          11,615,909      26,523,734       3,190,353      14,737,513                   36
                                    --------------- --------------- --------------- --------------- --------------------
     Net increase (decrease)
       in net assets resulting
       from operations                11,625,074      20,580,777       1,690,093       6,074,753                  176
                                    --------------- --------------- --------------- --------------- --------------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  707,432       1,094,527         285,463         174,587                  256
  Net transfers (including
     fixed account)                   (6,050,702)      7,897,787      (5,896,563)     (6,758,701)               1,743
  Policy charges                        (873,869)       (944,765)       (357,918)       (414,795)                 (70)
  Transfers for policy benefits
     and terminations                 (1,535,071)     (1,610,007)        (80,605)     (4,807,997)                 (26)
                                    --------------- --------------- --------------- --------------- --------------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            (7,752,210)      6,437,542      (6,049,623)    (11,806,906)               1,903
                                    --------------- --------------- --------------- --------------- --------------------
     Net increase (decrease)
       in net assets                   3,872,864      27,018,319      (4,359,530)     (5,732,153)               2,079
NET ASSETS:
  Beginning of year                   71,327,432      44,309,113      24,495,809      30,227,962                   --
                                    --------------- --------------- --------------- --------------- --------------------
  End of year                       $ 75,200,296    $ 71,327,432    $ 20,136,279    $ 24,495,809              $ 2,079
                                    =============== =============== =============== =============== ====================

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                    AMERICAN FUNDS
AMERICAN FUNDS INTERNATIONAL      AMERICAN FUNDS NEW WORLD    U.S. GOVERNMENT/AAA RATED SECURITIES  DELAWARE VIP SMALL CAP VALUE
           INVESTMENT OPTION             INVESTMENT OPTION                       INVESTMENT OPTION             INVESTMENT OPTION
------------------------------- ----------------------------- ------------------------------------- ------------------------------
        2010            2009           2010           2009         2010                       2009          2010            2009
--------------- --------------- -------------- -------------- ------------ ------------------------ --------------- --------------
   $ 442,365       $ 289,779       $ 85,472       $ 58,478     $ 15,581                    $ 9,907      $ 47,856        $ 71,659
     546,898      (1,768,389)       248,765          2,412       15,510                    (28,449)      (36,978)     (1,009,799)
     484,785       9,875,275        578,193      1,410,822       12,248                     50,441     3,294,050       3,480,272
--------------- --------------- -------------- -------------- ------------ ------------------------ --------------- --------------
   1,474,048       8,396,665        912,430      1,471,712       43,339                     31,899     3,304,928       2,542,132
--------------- --------------- -------------- -------------- ------------ ------------------------ --------------- --------------
          --              --             72            457       94,811                     44,926        54,772         142,997
  (1,074,949)     10,037,257        466,394      3,757,887      389,790                 (6,004,328)      789,001        (904,849)
    (190,350)       (200,523)       (20,818)       (13,263)     (16,543)                    (9,406)     (157,196)       (141,394)
     (37,192)       (257,981)          (392)            (9)        (596)                       995      (720,436)         (6,131)
--------------- --------------- -------------- -------------- ------------ ------------------------ --------------- --------------
  (1,302,491)      9,578,753        445,256      3,745,072      467,462                 (5,967,813)      (33,859)       (909,377)
--------------- --------------- -------------- -------------- ------------ ------------------------ --------------- --------------
     171,557      17,975,418      1,357,686      5,216,784      510,801                 (5,935,914)    3,271,069       1,632,755
  25,427,874       7,452,456      5,216,860             76      446,319                  6,382,233    10,353,607       8,720,852
--------------- --------------- -------------- -------------- ------------ ------------------------ --------------- --------------
$ 25,599,431    $ 25,427,874    $ 6,574,546    $ 5,216,860    $ 957,120                  $ 446,319  $ 13,624,676    $ 10,353,607
=============== =============== ============== ============== ============ ======================== =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                        DREYFUS VIF      DREYFUS VIF OPPORTUNISTIC
                                    DREYFUS VIF APPRECIATION    INTERNATIONAL VALUE                      SMALL CAP
                                           INVESTMENT OPTION      INVESTMENT OPTION              INVESTMENT OPTION
                                    --------------------------- ---------------------- ------------------------------
                                         2010           2009                2010 (d)          2010            2009
                                    ------------ -------------- ---------------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 13,987       $ 20,511                    $ 4        $ 5,009        $ 12,502
  Net realized gains (losses)         (41,055)      (170,453)                    (1)       (74,775)       (200,263)
  Change in unrealized gains
     (losses) on investments          125,396        303,685                     84        356,722         393,755
                                    ------------ -------------- ---------------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 98,328        153,743                     87        286,956         205,994
                                    ------------ -------------- ---------------------- -------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 7,572         13,120                     98          1,135          11,468
  Net transfers (including
     fixed account)                   (84,504)      (494,658)                   735         73,074        (125,741)
  Policy charges                      (14,010)       (22,439)                   (28)       (16,250)        (16,706)
  Transfers for policy benefits
     and terminations                (184,798)       (23,721)                    (9)       (33,092)         (4,937)
                                    ------------ -------------- ---------------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions           (275,740)      (527,698)                   796         24,867        (135,916)
                                    ------------ -------------- ---------------------- -------------- ---------------
     Net increase (decrease)
       in net assets                 (177,412)      (373,955)                   883        311,823          70,078
NET ASSETS:
  Beginning of year                   929,988      1,303,943                     --        995,812         925,734
                                    ------------ -------------- ---------------------- -------------- ---------------
  End of year                       $ 752,576      $ 929,988                  $ 883    $ 1,307,635       $ 995,812
                                    ============ ============== ====================== ============== ===============

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

     FIDELITY VIP CONTRAFUND      FIDELITY VIP EQUITY-INCOME    FIDELITY VIP FREEDOM 2030    FIDELITY VIP HIGH INCOME
           INVESTMENT OPTION               INVESTMENT OPTION            INVESTMENT OPTION           INVESTMENT OPTION
------------------------------- ------------------------------- ---------------------------- ---------------------------
        2010            2009            2010            2009       2010              2009       2010             2009
--------------- --------------- --------------- --------------- ---------- ----------------- ---------- ----------------
   $ 252,224       $ 311,604       $ 163,944       $ 178,194       $ 20             $ (88)     $ 229            $ (54)
    (426,486)     (2,665,084)        350,875         434,046        226          (166,713)        36           12,035
   4,779,958      10,820,102         971,915       3,817,874        (67)          156,371         56          220,544
--------------- --------------- --------------- --------------- ---------- ----------------- ---------- ----------------
   4,605,696       8,466,622       1,486,734       4,430,114        179           (10,430)       321          232,525
--------------- --------------- --------------- --------------- ---------- ----------------- ---------- ----------------
     933,489         419,409             249              --         90               571        610              141
  (8,184,950)     11,809,672        (768,777)      6,090,603     (1,137)       (3,324,121)     1,180       (4,032,244)
    (399,909)       (419,386)        (94,769)       (111,796)       (40)           (1,098)      (160)          (1,221)
    (386,787)       (508,740)        (24,860)         (3,940)        (2)               (7)      (110)              (3)
--------------- --------------- --------------- --------------- ---------- ----------------- ---------- ----------------
  (8,038,157)     11,300,955        (888,157)      5,974,867     (1,089)       (3,324,655)     1,520       (4,033,327)
--------------- --------------- --------------- --------------- ---------- ----------------- ---------- ----------------
  (3,432,461)     19,767,577         598,577      10,404,981       (910)       (3,335,085)     1,841       (3,800,802)
  34,498,551      14,730,974      10,570,077         165,096      2,009         3,337,094      1,286        3,802,088
--------------- --------------- --------------- --------------- ---------- ----------------- ---------- ----------------
$ 31,066,090    $ 34,498,551    $ 11,168,654    $ 10,570,077    $ 1,099           $ 2,009    $ 3,127          $ 1,286
=============== =============== =============== =============== ========== ================= ========== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                  FIDELITY VIP
                                          FIDELITY VIP INDEX 500          INVESTMENT GRADE BOND            FIDELITY VIP MID CAP
                                               INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                    ------------------------------- ---------------------------- -------------------------------
                                            2010            2009           2010          2009            2010            2009
                                    --------------- --------------- -------------- ------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 446,479       $ 499,021       $ 32,465         $ (54)      $ (17,471)       $ 51,816
  Net realized gains (losses)          1,149,742         530,049         32,609         7,098        (559,240)     (7,278,061)
  Change in unrealized gains
     (losses) on investments           1,819,899       4,527,164          7,840            (3)      6,774,074      15,270,167
                                    --------------- --------------- -------------- ------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 3,416,120       5,556,234         72,914         7,041       6,197,363       8,043,922
                                    --------------- --------------- -------------- ------------- --------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                   88,589             139             36           228         462,645         587,171
  Net transfers (including
     fixed account)                     (792,187)      3,443,437        951,240        (5,761)     (2,799,769)     (7,669,763)
  Policy charges                         (94,311)        (82,248)        (8,606)       (1,257)       (427,113)       (467,151)
  Transfers for policy benefits
     and terminations                       (206)         13,961             (3)           (1)       (716,137)     (2,984,396)
                                    --------------- --------------- -------------- ------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              (798,115)      3,375,289        942,667        (6,791)     (3,480,374)    (10,534,139)
                                    --------------- --------------- -------------- ------------- --------------- ---------------
     Net increase (decrease)
       in net assets                   2,618,005       8,931,523      1,015,581           250       2,716,989      (2,490,217)
NET ASSETS:
  Beginning of year                   24,154,658      15,223,135            286            36      24,713,803      27,204,020
                                    --------------- --------------- -------------- ------------- --------------- ---------------
  End of year                       $ 26,772,663    $ 24,154,658    $ 1,015,867         $ 286    $ 27,430,792    $ 24,713,803
                                    =============== =============== ============== ============= =============== ===============


(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                       FTVIPT
                                                                MUTUAL GLOBAL
                               FTVIPT FRANKLIN SMALL-MID            DISCOVERY                 FTVIPT TEMPLETON
     FIDELITY VIP OVERSEAS         CAP GROWTH SECURITIES           SECURITIES    DEVELOPING MARKETS SECURITIES
         INVESTMENT OPTION             INVESTMENT OPTION    INVESTMENT OPTION                INVESTMENT OPTION
----------------------------- ----------------------------- -------------------- --------------------------------
       2010           2009           2010           2009              2010 (D)           2010             2009
-------------- -------------- -------------- -------------- -------------------- --------------- ----------------
   $ 49,213       $ 85,937       $ (8,878)      $ (8,223)                $ (3)      $ 149,402        $ 249,735
   (187,932)    (5,064,727)       (22,892)    (1,282,789)                   5         216,221       (3,961,943)
    770,569      6,345,897      1,214,060      2,984,078                  320       1,316,461        6,500,076
-------------- -------------- -------------- -------------- -------------------- --------------- ----------------
    631,850      1,367,107      1,182,290      1,693,066                  322       1,682,084        2,787,868
-------------- -------------- -------------- -------------- -------------------- --------------- ----------------
        191          3,290        131,799         58,863                   --          77,028          129,565
   (508,325)    (4,821,958)      (167,678)    (2,169,893)               5,681      (1,481,274)       1,535,940
   (118,015)      (123,717)       (77,152)       (82,211)                 (23)       (152,446)         (93,744)
    (34,422)    (1,601,717)      (140,029)       (38,120)                  --         (29,411)         (48,159)
-------------- -------------- -------------- -------------- -------------------- --------------- ----------------
   (660,571)    (6,544,102)      (253,060)    (2,231,361)               5,658      (1,586,103)       1,523,602
-------------- -------------- -------------- -------------- -------------------- --------------- ----------------
    (28,721)    (5,176,995)       929,230       (538,295)               5,980          95,981        4,311,470
  5,679,490     10,856,485      4,836,641      5,374,936                   --      10,426,067        6,114,597
-------------- -------------- -------------- -------------- -------------------- --------------- ----------------
$ 5,650,769    $ 5,679,490    $ 5,765,871    $ 4,836,641              $ 5,980    $ 10,522,048     $ 10,426,067
============== ============== ============== ============== ==================== =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                FTVIPT TEMPLETON               FTVIPT TEMPLETON
                                              FOREIGN SECURITIES         GLOBAL BOND SECURITIES    INVESCO V.I. GLOBAL REAL ESTATE
                                               INVESTMENT OPTION              INVESTMENT OPTION                  INVESTMENT OPTION
                                    ------------------------------- ------------------------------ --------------------------------
                                            2010            2009            2010           2009           2010                2009
                                    --------------- --------------- --------------- -------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 311,304       $ 446,762       $ 139,316      $ 941,749      $ 183,597            $ (3,859)
  Net realized gains (losses)            (74,563)       (491,544)         91,336        137,587        152,668              33,988
  Change in unrealized gains
     (losses) on investments           1,211,944       5,346,542       1,045,566        106,361        259,981             803,242
                                    --------------- --------------- --------------- -------------- -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 1,448,685       5,301,760       1,276,218      1,185,697        596,246             833,371
                                    --------------- --------------- --------------- -------------- -------------- -----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  389,495         713,015          72,831          6,430            331                 457
  Net transfers (including
     fixed account)                     (199,770)      1,237,378       1,679,718     (3,731,564)       752,038           2,547,110
  Policy charges                        (219,535)       (226,237)       (108,092)      (114,701)       (13,903)             (9,428)
  Transfers for policy benefits
     and terminations                   (394,963)       (481,194)        (28,045)       (10,286)           (52)                (23)
                                    --------------- --------------- --------------- -------------- -------------- -----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              (424,773)      1,242,962       1,616,412     (3,850,121)       738,414           2,538,116
                                    --------------- --------------- --------------- -------------- -------------- -----------------
     Net increase (decrease)
       in net assets                   1,023,912       6,544,722       2,892,630     (2,664,424)     1,334,660           3,371,487
NET ASSETS:
  Beginning of year                   18,811,498      12,266,776       8,069,524     10,733,948      3,371,572                  85
                                    --------------- --------------- --------------- -------------- -------------- -----------------
  End of year                       $ 19,835,410    $ 18,811,498    $ 10,962,154    $ 8,069,524    $ 4,706,232         $ 3,371,572
                                    =============== =============== =============== ============== ============== =================

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

  INVESCO V.I. INTERNATIONAL
                 GROWTH FUND    JANUS ASPEN ENTERPRISE PORTFOLIO    JANUS ASPEN GLOBAL TECHNOLOGY           JANUS ASPEN OVERSEAS
           INVESTMENT OPTION                   INVESTMENT OPTION                INVESTMENT OPTION              INVESTMENT OPTION
------------------------------- ----------------------------------- -------------------------------- ------------------------------
        2010            2009           2010                 2009           2010              2009            2010           2009
--------------- --------------- -------------- -------------------- -------------- ----------------- --------------- --------------
   $ 408,192       $ 272,266       $ (4,871)            $ (3,237)      $ (6,474)         $ (1,412)       $ 29,052        $ 9,319
    (646,041)     (6,354,807)       138,337              112,923         91,010           (95,231)        315,573        417,925
   2,346,513      13,832,970        614,804              761,625        973,496           356,657       1,112,133      1,592,811
--------------- --------------- -------------- -------------------- -------------- ----------------- --------------- --------------
   2,108,664       7,750,429        748,270              871,311      1,058,032           260,014       1,456,758      2,020,055
--------------- --------------- -------------- -------------------- -------------- ----------------- --------------- --------------
     138,922          97,153             --                   --        297,206             9,570              72            457
  (4,645,166)     (6,720,293)       561,194             (672,689)     2,629,172           764,243       4,561,066     (1,527,672)
    (182,448)       (381,252)       (11,348)              (8,343)       (40,280)          (11,027)        (47,753)       (18,338)
    (151,986)     (5,844,780)            (4)                 (15)       (17,791)             (355)             --            (37)
--------------- --------------- -------------- -------------------- -------------- ----------------- --------------- --------------
  (4,840,678)    (12,849,172)       549,842             (681,047)     2,868,307           762,431       4,513,385     (1,545,590)
--------------- --------------- -------------- -------------------- -------------- ----------------- --------------- --------------
  (2,732,014)     (5,098,743)     1,298,112              190,264      3,926,339         1,022,445       5,970,143        474,465
  24,378,054      29,476,797      2,820,064            2,629,800      1,540,910           518,465       4,694,826      4,220,361
--------------- --------------- -------------- -------------------- -------------- ----------------- --------------- --------------
$ 21,646,040    $ 24,378,054    $ 4,118,176          $ 2,820,064    $ 5,467,249       $ 1,540,910    $ 10,664,969    $ 4,694,826
=============== =============== ============== ==================== ============== ================= =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                                                LMPVET CLEARBRIDGE
                                    JANUS ASPEN PERKINS MID CAP VALUE  JANUS ASPEN WORLDWIDE PORTFOLIO  VARIABLE AGGRESSIVE GROWTH
                                                    INVESTMENT OPTION                INVESTMENT OPTION           INVESTMENT OPTION
                                    ---------------------------------- ------------------------------- ---------------------------
                                              2010               2009         2010             2009         2010           2009
                                    ----------------- ---------------- -------------- ---------------- ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

  Net investment income (loss)            $ 39,156           $ 22,120      $ 2,551          $ 8,352       $ (492)      $ (1,779)
  Net realized gains (losses)              350,426            171,533        6,567         (169,848)      15,929       (477,245)
  Change in unrealized gains
     (losses) on investments             1,036,254          3,070,509      123,851          491,711      283,264        742,985
                                    ----------------- ---------------- -------------- ---------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   1,425,836          3,264,162      132,969          330,215      298,701        263,961
                                    ----------------- ---------------- -------------- ---------------- ------------ --------------
POLICY TRANSACTIONS:
    Premium payments received
       from policy owners                       --                 --      101,537              605      177,184         58,777
  Net transfers (including
     fixed account)                     (1,330,401)        (2,641,656)     (80,458)        (361,821)     225,076       (511,859)
  Policy charges                           (61,223)           (83,350)     (14,008)         (18,880)     (24,964)       (22,180)
  Transfers for policy benefits
     and terminations                      (26,250)             7,827      (22,110)         (28,043)          --       (291,640)
                                    ----------------- ---------------- -------------- ---------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              (1,417,874)        (2,717,179)     (15,039)        (408,139)     377,296       (766,902)
                                    ----------------- ---------------- -------------- ---------------- ------------ --------------
     Net increase (decrease)
         in net assets                       7,962            546,983      117,930          (77,924)     675,997       (502,941)
NET ASSETS:
  Beginning of year                     12,029,922         11,482,939      910,095          988,019    1,046,231      1,549,172
                                    ----------------- ---------------- -------------- ---------------- ------------ --------------
  End of year                         $ 12,037,884       $ 12,029,922  $ 1,028,025        $ 910,095  $ 1,722,228    $ 1,046,231
                                    ================= ================ ============== ================ ============ ==============

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

   LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE                    LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE
VARIABLE APPRECIATION    VARIABLE EQUITY INCOME BUILDER    VARIABLE FUNDAMENTAL ALL CAP VALUE    VARIABLE LARGE CAP GROWTH
    INVESTMENT OPTION                 INVESTMENT OPTION                     INVESTMENT OPTION            INVESTMENT OPTION
------------------------ --------------------------------- ------------------------------------- ----------------------------
    2010         2009         2010                 2009           2010                   2009         2010            2009
----------- ------------ ------------ -------------------- -------------- ---------------------- ------------ ---------------
   $ 200        $ 238     $ 34,306             $ 24,563       $ 46,077               $ 31,654       $ (533)          $ 742
     (68)         (95)     (16,409)            (165,147)       (12,624)              (649,072)      17,635        (262,102)
   1,594        2,391       87,610              302,044        434,569              1,141,019       36,801         476,367
----------- ------------ ------------ -------------------- -------------- ---------------------- ------------ ---------------
   1,726        2,534      105,507              161,460        468,022                523,601       53,903         215,007
----------- ------------ ------------ -------------------- -------------- ---------------------- ------------ ---------------
      --           --          219                1,022          3,146                  4,705        2,318          19,376
     111           --       14,981             (217,351)      (276,599)               615,175     (147,062)       (486,883)
    (228)        (188)     (10,406)             (12,523)       (47,756)               (34,558)      (8,081)        (10,013)
      (2)          (7)         (16)                 (20)       (40,346)                  (202)    (129,181)        (11,409)
----------- ------------ ------------ -------------------- -------------- ---------------------- ------------ ---------------
    (119)        (195)       4,778             (228,872)      (361,555)               585,120     (282,006)       (488,929)
----------- ------------ ------------ -------------------- -------------- ---------------------- ------------ ---------------
   1,607        2,339      110,285              (67,412)       106,467              1,108,721     (228,103)       (273,922)
  14,084       11,745      862,841              930,253      3,201,777              2,093,056      817,081       1,091,003
----------- ------------ ------------ -------------------- -------------- ---------------------- ------------ ---------------
$ 15,691     $ 14,084    $ 973,126            $ 862,841    $ 3,308,244            $ 3,201,777    $ 588,978       $ 817,081
=========== ============ ============ ==================== ============== ====================== ============ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                  LMPVET GLOBAL CURRENTS
                                            LMPVET CLEARBRIDGE    VARIABLE INTERNATIONAL                    LMPVET INVESTMENT
                                      VARIABLE LARGE CAP VALUE       ALL CAP OPPORTUNITY    COUNSEL VARIABLE SOCIAL AWARENESS
                                             INVESTMENT OPTION         INVESTMENT OPTION                    INVESTMENT OPTION
                                    ----------------------------- ------------------------- ------------------------------------
                                           2010           2009         2010         2009         2010                    2009
                                    -------------- -------------- ------------ ------------ ------------ -----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 111,834       $ 48,234      $ 7,818      $ 4,605      $ 5,563                 $ 5,723
  Net realized gains (losses)            (3,853)      (498,005)     (45,258)    (163,793)       1,863                (171,530)
  Change in unrealized gains
     (losses) on investments            267,969      1,040,135       55,269      300,551       51,036                 243,064
                                    -------------- -------------- ------------ ------------ ------------ -----------------------
     Net increase (decrease)
       in net assets resulting
       from operations                  375,950        590,364       17,829      141,363       58,462                  77,257
                                    -------------- -------------- ------------ ------------ ------------ -----------------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 257,657         52,700           --           --          270                     882
  Net transfers (including
     fixed account)                     434,610        347,983          (88)     (62,923)     (23,839)               (369,405)
  Policy charges                        (54,885)       (53,054)      (6,375)      (6,736)      (8,622)                 (7,559)
  Transfers for policy benefits
     and terminations                  (144,194)      (311,853)          (9)         (14)          --                  (9,956)
                                    -------------- -------------- ------------ ------------ ------------ -----------------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              493,188         35,776       (6,472)     (69,673)     (32,191)               (386,038)
                                    -------------- -------------- ------------ ------------ ------------ -----------------------
     Net increase (decrease)
       in net assets                    869,138        626,140       11,357       71,690       26,271                (308,781)
NET ASSETS:
  Beginning of year                   3,468,159      2,842,019      569,099      497,409      486,020                 794,801
                                    -------------- -------------- ------------ ------------ ------------ -----------------------
  End of year                       $ 4,337,297    $ 3,468,159    $ 580,456    $ 569,099    $ 512,291               $ 486,020
                                    ============== ============== ============ ============ ============ =======================

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

           LMPVIT WESTERN ASSET          LMPVIT WESTERN ASSET              MFS VIT
VARIABLE GLOBAL HIGH YIELD BOND       VARIABLE STRATEGIC BOND        NEW DISCOVERY       MIST BLACKROCK HIGH YIELD
              INVESTMENT OPTION             INVESTMENT OPTION    INVESTMENT OPTION               INVESTMENT OPTION
---------------------------------- ----------------------------- -------------------- -------------------------------
       2010                2009           2010           2009              2010 (d)           2010            2009
-------------- ------------------- -------------- -------------- -------------------- --------------- ---------------
  $ 486,405           $ 455,946       $ 32,038       $ 58,122                 $ (8)    $ 1,457,640       $ 874,099
     (5,195)           (625,281)            25        (22,884)                  34         335,219        (389,204)
    282,539           1,926,355        123,113        184,217                2,910       1,512,127       5,334,607
-------------- ------------------- -------------- -------------- -------------------- --------------- ---------------
    763,749           1,757,020        155,176        219,455                2,936       3,304,986       5,819,502
-------------- ------------------- -------------- -------------- -------------------- --------------- ---------------
         36                 228             --             --                   --         493,696         439,785
         --            (502,991)      (325,248)       203,309               18,678       3,474,359       4,108,140
    (50,879)            (63,754)       (16,147)       (14,717)                 (74)       (166,628)       (145,177)
    (14,042)             (5,660)            (5)           (13)                (405)       (134,388)       (398,420)
-------------- ------------------- -------------- -------------- -------------------- --------------- ---------------
    (64,885)           (572,177)      (341,400)       188,579               18,199       3,667,039       4,004,328
-------------- ------------------- -------------- -------------- -------------------- --------------- ---------------
    698,864           1,184,843       (186,224)       408,034               21,135       6,972,025       9,823,830
  5,246,026           4,061,183      1,435,990      1,027,956                   --      18,734,894       8,911,064
-------------- ------------------- -------------- -------------- -------------------- --------------- ---------------
$ 5,944,890         $ 5,246,026    $ 1,249,766    $ 1,435,990             $ 21,135    $ 25,706,919    $ 18,734,894
============== =================== ============== ============== ==================== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                                            MIST HARRIS OAKMARK
                                    MIST BLACKROCK LARGE CAP CORE  MIST CLARION GLOBAL REAL ESTATE                INTERNATIONAL
                                                INVESTMENT OPTION                INVESTMENT OPTION            INVESTMENT OPTION
                                    ------------------------------ --------------------------------- -----------------------------
                                           2010              2009          2010               2009          2010           2009
                                    -------------- --------------- --------------- ----------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 92,729          $ 53,676   $ 1,079,484          $ 361,613     $ 142,436      $ 527,776
  Net realized gains (losses)           (44,771)         (815,801)     (940,060)        (4,962,691)      157,086     (9,719,164)
  Change in unrealized gains
     (losses) on investments          1,051,182         2,439,992     1,874,704          7,791,921       876,133     11,486,483
                                    -------------- --------------- --------------- ----------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                1,099,140         1,677,867     2,014,128          3,190,843     1,175,655      2,295,095
                                    -------------- --------------- --------------- ----------------- -------------- --------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                      --                --       212,905            388,643       212,167         45,319
  Net transfers (including
     fixed account)                    (987,187)        1,819,642       274,271         (3,474,694)      (20,757)    (6,387,196)
  Policy charges                        (83,785)         (102,547)     (127,105)          (129,208)      (70,219)      (127,510)
  Transfers for policy benefits
     and terminations                   (21,113)           (8,248)      (20,922)          (242,513)      (47,649)       (31,595)
                                    -------------- --------------- --------------- ----------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions           (1,092,085)        1,708,847       339,149         (3,457,772)       73,542     (6,500,982)
                                    -------------- --------------- --------------- ----------------- -------------- --------------
     Net increase (decrease)
       in net assets                      7,055         3,386,714     2,353,277           (266,929)    1,249,197     (4,205,887)
NET ASSETS:
  Beginning of year                   9,548,809         6,162,095    12,410,388         12,677,317     7,417,949     11,623,836
                                    -------------- --------------- --------------- ----------------- -------------- --------------
  End of year                       $ 9,555,864       $ 9,548,809  $ 14,763,665       $ 12,410,388   $ 8,667,146    $ 7,417,949
                                    ============== =============== =============== ================= ============== ==============

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST INVESCO SMALL CAP GROWTH                MIST JANUS FORTY           MIST LAZARD MID CAP    MIST LOOMIS SAYLES GLOBAL MARKETS
            INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION                    INVESTMENT OPTION
-------------------------------- ------------------------------- ----------------------------- ------------------------------------
     2010                2009            2010            2009           2010           2009           2010                  2009
------------ ------------------- --------------- --------------- -------------- -------------- -------------- ---------------------
   $ (328)             $ (285)      $ 298,000       $ (30,726)      $ 13,879       $ 17,381      $ 121,409              $ 66,748
       60             (26,026)        702,103      (1,395,238)        10,683       (614,445)       (10,406)             (905,129)
   37,946              67,922         821,605       7,383,589        313,181      1,007,518        719,036             1,897,288
------------ ------------------- --------------- --------------- -------------- -------------- -------------- ---------------------
   37,678              41,611       1,821,708       5,957,625        337,743        410,454        830,039             1,058,907
------------ ------------------- --------------- --------------- -------------- -------------- -------------- ---------------------
       --                  --         446,076         104,254         33,038         44,525          3,759                   894
    7,581             (42,347)      1,106,662     (10,413,001)      (234,358)      (888,421)        55,175            (1,264,129)
   (1,523)             (1,645)       (180,599)       (176,561)       (25,574)       (23,405)       (37,166)              (52,157)
  (11,116)               (402)       (106,947)       (588,037)            --            (13)        (9,644)               (4,095)
------------ ------------------- --------------- --------------- -------------- -------------- -------------- ---------------------
   (5,058)            (44,394)      1,265,192     (11,073,345)      (226,894)      (867,314)        12,124            (1,319,487)
------------ ------------------- --------------- --------------- -------------- -------------- -------------- ---------------------
   32,620              (2,783)      3,086,900      (5,115,720)       110,849       (456,860)       842,163              (260,580)
  149,614             152,397      19,077,489      24,193,209      1,611,922      2,068,782      3,759,496             4,020,076
------------ ------------------- --------------- --------------- -------------- -------------- -------------- ---------------------
$ 182,234           $ 149,614    $ 22,164,389    $ 19,077,489    $ 1,722,771    $ 1,611,922    $ 4,601,659           $ 3,759,496
============ =================== =============== =============== ============== ============== ============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                 MIST LORD ABBETT
                                    MIST LORD ABBETT BOND DEBENTURE             GROWTH AND INCOME    MIST LORD ABBETT MID CAP VALUE
                                                  INVESTMENT OPTION             INVESTMENT OPTION                 INVESTMENT OPTION
                                    ---------------------------------- ----------------------------- -------------------------------
                                           2010                2009           2010           2009           2010               2009
                                    -------------- ------------------- -------------- -------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 45,685           $ 142,250       $ 18,525       $ 42,025       $ 24,100           $ 94,554
  Net realized gains (losses)            14,540               2,003        (59,686)      (944,009)      (304,639)        (1,192,879)
  Change in unrealized gains
     (losses) on investments             29,236             412,454        401,530      1,175,922      1,713,817          2,338,859
                                    -------------- ------------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   89,461             556,707        360,369        273,938      1,433,278          1,240,534
                                    -------------- ------------------- -------------- -------------- -------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                   1,472             445,609            325          3,524         51,489            171,094
  Net transfers (including
     fixed account)                     (19,977)         (1,889,634)         7,391       (978,161)        38,599           (269,208)
  Policy charges                        (11,022)            (22,365)       (27,599)       (32,054)       (98,722)           (76,247)
  Transfers for policy benefits
     and terminations                   (19,485)                (12)       (30,171)      (150,352)       (74,186)            (6,023)
                                    -------------- ------------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              (49,012)         (1,466,402)       (50,054)    (1,157,043)       (82,820)          (180,384)
                                    -------------- ------------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets                     40,449            (909,695)       310,315       (883,105)     1,350,458          1,060,150
NET ASSETS:
  Beginning of year                     712,837           1,622,532      2,208,403      3,091,508      5,736,696          4,676,546
                                    -------------- ------------------- -------------- -------------- -------------- ----------------
  End of year                         $ 753,286           $ 712,837    $ 2,518,718    $ 2,208,403    $ 7,087,154        $ 5,736,696
                                    ============== =================== ============== ============== ============== ================

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                    MIST MFS                        MIST MFS                      MIST PIMCO
     EMERGING MARKETS EQUITY          RESEARCH INTERNATIONAL        INFLATION PROTECTED BOND         MIST PIONEER FUND
           INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION         INVESTMENT OPTION
------------------------------- ------------------------------- ------------------------------- -------------------------
       2010             2009           2010             2009            2010            2009         2010         2009
-------------- ---------------- -------------- ---------------- --------------- --------------- ------------ ------------
   $ 50,182         $ 74,848       $ 47,385         $ 92,824       $ 342,300     $ 1,179,284     $ 13,998       $ (812)
    131,449         (849,531)      (139,035)        (744,325)        980,666        (735,563)      63,349       28,459
    923,124        3,063,047        442,828        1,458,364        (196,257)      3,094,830       14,651      119,749
-------------- ---------------- -------------- ---------------- --------------- --------------- ------------ ------------
  1,104,755        2,288,364        351,178          806,863       1,126,709       3,538,551       91,998      147,396
-------------- ---------------- -------------- ---------------- --------------- --------------- ------------ ------------
    455,300          306,056          8,937            4,721         507,320         272,368           --           --
   (259,860)        (618,544)       339,339          (18,143)     (2,903,331)     (7,864,316)     (14,265)     580,349
    (88,864)         (77,348)      (120,744)        (103,378)       (145,256)       (315,678)     (17,711)      (7,424)
    (59,166)          (5,728)      (111,191)         (97,156)       (446,541)    (11,881,769)          --          (10)
-------------- ---------------- -------------- ---------------- --------------- --------------- ------------ ------------
     47,410         (395,564)       116,341         (213,956)     (2,987,808)    (19,789,395)     (31,976)     572,915
-------------- ---------------- -------------- ---------------- --------------- --------------- ------------ ------------
  1,152,165        1,892,800        467,519          592,907      (1,861,099)    (16,250,844)      60,022      720,311
  5,038,330        3,145,530      3,476,840        2,883,933      17,226,457      33,477,301      723,794        3,483
-------------- ---------------- -------------- ---------------- --------------- --------------- ------------ ------------
$ 6,190,495      $ 5,038,330    $ 3,944,359      $ 3,476,840    $ 15,365,358    $ 17,226,457    $ 783,816    $ 723,794
============== ================ ============== ================ =============== =============== ============ ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                                                 MIST THIRD AVENUE
                                    MIST PIONEER STRATEGIC INCOME    MIST T. ROWE PRICE MID CAP GROWTH             SMALL CAP VALUE
                                                INVESTMENT OPTION                    INVESTMENT OPTION           INVESTMENT OPTION
                                    -------------------------------- ---------------------------------- ---------------------------
                                           2010              2009           2010                  2009         2010           2009
                                    -------------- ----------------- -------------- ------------------- -------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 76,008              $ 62       $ (3,689)             $ (1,531)    $ 81,865       $ 79,973
  Net realized gains (losses)            (3,866)               --         71,349               (37,560)     (48,860)    (1,587,605)
  Change in unrealized gains
     (losses) on investments             47,610               265        569,608               269,607    1,623,110      3,505,830
                                    -------------- ----------------- -------------- ------------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                  119,752               327        637,268               230,516    1,656,115      1,998,198
                                    -------------- ----------------- -------------- ------------------- -------------- ------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  14,477               342        293,209                    --      327,234        286,962
  Net transfers (including
     fixed account)                   1,237,908                --      1,431,069               894,176   (1,209,060)    (2,812,233)
  Policy charges                         (9,864)              (32)       (22,475)              (11,436)    (112,931)      (154,222)
  Transfers for policy benefits
     and terminations                        (5)               (2)           (13)                   (8)     (44,613)       (18,202)
                                    -------------- ----------------- -------------- ------------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            1,242,516               308      1,701,790               882,732   (1,039,370)    (2,697,695)
                                    -------------- ----------------- -------------- ------------------- -------------- ------------
     Net increase (decrease)
       in net assets                  1,362,268               635      2,339,058             1,113,248      616,745       (699,497)
NET ASSETS:
  Beginning of year                       1,366               731      1,610,379               497,131    9,040,020      9,739,517
                                    -------------- ----------------- -------------- ------------------- -------------- ------------
  End of year                       $ 1,363,634           $ 1,366    $ 3,949,437           $ 1,610,379  $ 9,656,765    $ 9,040,020
                                    ============== ================= ============== =================== ============== ============

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

          MSF ARTIO
INTERNATIONAL STOCK    MSF BLACKROCK AGGRESSIVE GROWTH     MSF BLACKROCK BOND INCOME    MSF BLACKROCK DIVERSIFIED
  INVESTMENT OPTION                  INVESTMENT OPTION             INVESTMENT OPTION            INVESTMENT OPTION
---------------------- ---------------------------------- ----------------------------- ----------------------------
            2010 (c)          2010                2009           2010           2009         2010            2009
---------------------- -------------- ------------------- -------------- -------------- ------------ ---------------
              $ (35)     $ (11,972)           $ (5,787)     $ 147,591      $ 283,913     $ 11,933        $ 19,965
                 45         52,388            (566,453)        20,608        (26,974)      (3,065)        (47,777)
              5,701        729,016           2,031,666        138,779        124,906       63,524         104,936
---------------------- -------------- ------------------- -------------- -------------- ------------ ---------------
              5,711        769,432           1,459,426        306,978        381,845       72,392          77,124
---------------------- -------------- ------------------- -------------- -------------- ------------ ---------------
                 --        184,844              57,559        276,048         27,959           --          13,138
             32,783        206,833            (508,335)       513,433       (701,409)      68,910         139,472
               (596)       (92,209)            (75,110)       (53,179)       (72,469)      (9,896)         (6,601)
                 (3)       (65,178)             (5,141)      (133,525)      (230,935)     (16,161)           (543)
---------------------- -------------- ------------------- -------------- -------------- ------------ ---------------
             32,184        234,290            (531,027)       602,777       (976,854)      42,853         145,466
---------------------- -------------- ------------------- -------------- -------------- ------------ ---------------
             37,895      1,003,722             928,399        909,755       (595,009)     115,245         222,590
                 --      4,638,079           3,709,680      4,256,871      4,851,880      669,882         447,292
---------------------- -------------- ------------------- -------------- -------------- ------------ ---------------
           $ 37,895    $ 5,641,801         $ 4,638,079    $ 5,166,626    $ 4,256,871    $ 785,127       $ 669,882
====================== ============== =================== ============== ============== ============ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                 MSF BLACKROCK                 MSF BLACKROCK
                                               LARGE CAP VALUE       LEGACY LARGE CAP GROWTH        MSF BLACKROCK MONEY MARKET
                                             INVESTMENT OPTION             INVESTMENT OPTION                 INVESTMENT OPTION
                                    ----------------------------- ----------------------------- ---------------------------------
                                           2010           2009           2010        2009 (e)            2010             2009
                                    -------------- -------------- -------------- -------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 21,190       $ 24,186          $ (71)      $ (3,022)      $ (315,928)       $ 401,657
  Net realized gains (losses)            27,889        111,569        120,827         19,293               --               --
  Change in unrealized gains
     (losses) on investments            214,577        192,670        330,100        508,152               --               --
                                    -------------- -------------- -------------- -------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  263,656        328,425        450,856        524,423         (315,928)         401,657
                                    -------------- -------------- -------------- -------------- ---------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                     195             --        164,494         13,891        1,203,582        4,739,972
  Net transfers (including
     fixed account)                     595,004     (2,628,494)       (43,329)     1,860,096         (170,643)      33,842,601
  Policy charges                        (10,984)        (9,426)       (28,993)       (17,098)      (2,746,648)      (3,156,515)
  Transfers for policy benefits
     and terminations                       (18)            (8)       (39,504)             4       (2,856,481)     (40,023,388)
                                    -------------- -------------- -------------- -------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              584,197     (2,637,928)        52,668      1,856,893       (4,570,190)      (4,597,330)
                                    -------------- -------------- -------------- -------------- ---------------- ----------------
     Net increase (decrease)
       in net assets                    847,853     (2,309,503)       503,524      2,381,316       (4,886,118)      (4,195,673)
NET ASSETS:
  Beginning of year                   2,844,443      5,153,946      2,381,316             --      154,467,545      158,663,218
                                    -------------- -------------- -------------- -------------- ---------------- ----------------
  End of year                       $ 3,692,296    $ 2,844,443    $ 2,884,840    $ 2,381,316    $ 149,581,427    $ 154,467,545
                                    ============== ============== ============== ============== ================ ================

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

        MSF DAVIS                                       MSF JENNISON                   MSF METLIFE                   MSF METLIFE
    VENTURE VALUE          MSF FI VALUE LEADERS               GROWTH         AGGRESSIVE ALLOCATION       CONSERVATIVE ALLOCATION
INVESTMENT OPTION             INVESTMENT OPTION    INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
-------------------- ----------------------------- -------------------- ----------------------------- -----------------------------
          2010 (c)          2010           2009              2010 (c)          2010           2009           2010           2009
-------------------- -------------- -------------- -------------------- -------------- -------------- -------------- --------------
             $ (6)      $ 76,358      $ 128,069              $ 6,626       $ 22,496       $ 33,917       $ 51,557       $ 25,727
                5       (313,328)    (2,179,893)              (8,961)      (239,800)    (1,003,431)        30,433        (48,262)
            1,462      1,009,846      3,082,889              133,033        367,115      1,443,645         53,553        211,612
-------------------- -------------- -------------- -------------------- -------------- -------------- -------------- --------------
            1,461        772,876      1,031,065              130,698        149,811        474,131        135,543        189,077
-------------------- -------------- -------------- -------------------- -------------- -------------- -------------- --------------
            3,178        220,855        260,907                   --        365,190        288,001        196,664         54,458
            7,509       (319,779)    (1,009,198)           1,320,752     (1,298,315)    (1,262,976)       536,787     (1,360,567)
              (56)      (101,747)       (99,765)              (9,440)       (38,096)       (54,211)       (21,624)       (19,361)
               (1)      (105,389)      (105,735)                  (3)          (873)        (6,131)        (1,861)        (2,978)
-------------------- -------------- -------------- -------------------- -------------- -------------- -------------- --------------
           10,630       (306,060)      (953,791)           1,311,309       (972,094)    (1,035,317)       709,966     (1,328,448)
-------------------- -------------- -------------- -------------------- -------------- -------------- -------------- --------------
           12,091        466,816         77,274            1,442,007       (822,283)      (561,186)       845,509     (1,139,371)
               --      5,908,285      5,831,011                   --      2,627,333      3,188,519      1,071,088      2,210,459
-------------------- -------------- -------------- -------------------- -------------- -------------- -------------- --------------
         $ 12,091    $ 6,375,101    $ 5,908,285          $ 1,442,007    $ 1,805,050    $ 2,627,333    $ 1,916,597    $ 1,071,088
==================== ============== ============== ==================== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                            MSF METLIFE                  MSF METLIFE                   MSF METLIFE
                                    CONSERVATIVE TO MODERATE ALLOCATION          MID CAP STOCK INDEX           MODERATE ALLOCATION
                                                      INVESTMENT OPTION            INVESTMENT OPTION             INVESTMENT OPTION
                                    ------------------------------------- ----------------------------- ---------------------------
                                         2010                      2009          2010           2009           2010           2009
                                    ------------ ------------------------ -------------- -------------- -------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 19,992                  $ 14,828      $ 17,259       $ 12,385       $ 76,106       $ 65,353
  Net realized gains (losses)           2,308                  (467,178)       47,309         33,353         23,116        (75,927)
  Change in unrealized gains
     (losses) on investments           47,459                   574,973       396,939        387,878        569,618        739,513
                                    ------------ ------------------------ -------------- -------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                 69,759                   122,623       461,507        433,616        668,840        728,939
                                    ------------ ------------------------ -------------- -------------- -------------- ------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                14,784                     2,568         3,949            685        838,488         71,234
  Net transfers (including
     fixed account)                   105,026                (1,851,247)      402,332      1,130,677      2,097,976      1,416,519
  Policy charges                       (8,351)                   (9,750)       (7,173)        (3,579)       (51,032)       (37,653)
  Transfers for policy benefits
     and terminations                    (848)                 (102,455)           (9)           202         (7,425)        (6,409)
                                    ------------ ------------------------ -------------- -------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            110,611                (1,960,884)      399,099      1,127,985      2,878,007      1,443,691
                                    ------------ ------------------------ -------------- -------------- -------------- ------------
     Net increase (decrease)
       in net assets                  180,370                (1,838,261)      860,606      1,561,601      3,546,847      2,172,630
NET ASSETS:
  Beginning of year                   591,856                 2,430,117     1,721,970        160,369      3,250,002      1,077,372
                                    ------------ ------------------------ -------------- -------------- -------------- ------------
  End of year                       $ 772,226                 $ 591,856   $ 2,582,576    $ 1,721,970    $ 6,796,849    $ 3,250,002
                                    ============ ======================== ============== ============== ============== ============

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                      MSF METLIFE                     MSF METLIFE
MODERATE TO AGGRESSIVE ALLOCATION                     STOCK INDEX            MSF MFS TOTAL RETURN                  MSF MFS VALUE
                INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
------------------------------------ ------------------------------- ------------------------------- -----------------------------
       2010                  2009            2010            2009            2010            2009            2010           2009
-------------- --------------------- --------------- --------------- --------------- --------------- --------------- -------------
   $ 40,025              $ 28,034       $ 496,660       $ 424,390       $ 665,695     $ 1,021,781       $ 121,216       $ (9,803)
     23,445               (21,133)        (78,805)    (10,495,455)       (220,533)     (2,134,710)        163,632        (14,418)
    205,497               430,396       4,072,417      16,833,583       1,921,376       5,428,714         703,382      1,590,873
-------------- --------------------- --------------- --------------- --------------- --------------- --------------- -------------
    268,967               437,297       4,490,272       6,762,518       2,366,538       4,315,785         988,230      1,566,652
-------------- --------------------- --------------- --------------- --------------- --------------- --------------- -------------
     87,794                14,096         737,779         561,130         363,458       1,136,283           6,454             --
    (16,158)              719,821         604,640        (368,673)      1,145,149      (7,570,387)      1,876,895      6,903,495
    (28,094)              (24,912)       (577,305)       (511,375)       (480,185)       (559,953)        (33,968)       (23,952)
     (3,066)                 (937)     (1,165,927)     (4,232,911)       (111,456)       (510,123)            (11)           (11)
-------------- --------------------- --------------- --------------- --------------- --------------- --------------- -------------
     40,476               708,068        (400,813)     (4,551,829)        916,966      (7,504,180)      1,849,370      6,879,532
-------------- --------------------- --------------- --------------- --------------- --------------- --------------- -------------
    309,443             1,145,365       4,089,459       2,210,689       3,283,504      (3,188,395)      2,837,600      8,446,184
  1,903,593               758,228      29,939,412      27,728,723      23,354,946      26,543,341       8,475,454         29,270
-------------- --------------------- --------------- --------------- --------------- --------------- --------------- -------------
$ 2,213,036           $ 1,903,593    $ 34,028,871    $ 29,939,412    $ 26,638,450    $ 23,354,946    $ 11,313,054    $ 8,475,454
============== ===================== =============== =============== =============== =============== =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                  MSF
                                       MORGAN STANLEY
                                           EAFE INDEX    MSF OPPENHEIMER GLOBAL EQUITY          MSF RUSSELL 2000 INDEX
                                    INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                    -------------------- -------------------------------- -------------------------------
                                              2010 (c)        2010                2009            2010            2009
                                    -------------------- ------------ ------------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                  $ (36)     $ 4,020             $ 5,271       $ 140,491       $ 256,104
  Net realized gains (losses)                      52        3,422            (176,478)       (135,103)     (1,947,551)
  Change in unrealized gains
     (losses) on investments                    6,596       51,869             244,621       4,128,577       5,268,479
                                    -------------------- ------------ ------------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                          6,612       59,311              73,414       4,133,965       3,577,032
                                    -------------------- ------------ ------------------- --------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                            --          619                 146         228,653          95,861
  Net transfers (including
     fixed account)                            32,784      115,338            (245,125)      3,318,449      (1,767,587)
  Policy charges                                 (604)      (6,002)             (4,380)       (230,475)       (268,171)
  Transfers for policy benefits
     and terminations                              (3)        (113)               (626)       (365,833)       (913,872)
                                    -------------------- ------------ ------------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions                     32,177      109,842            (249,985)      2,950,794      (2,853,769)
                                    -------------------- ------------ ------------------- --------------- ---------------
     Net increase (decrease)
       in net assets                           38,789      169,153            (176,571)      7,084,759         723,263
NET ASSETS:
  Beginning of year                                --      303,047             479,618      13,272,784      12,549,521
                                    -------------------- ------------ ------------------- --------------- ---------------
  End of year                                $ 38,789    $ 472,200           $ 303,047    $ 20,357,543    $ 13,272,784
                                    ==================== ============ =================== =============== ===============

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                    MSF WESTERN ASSET MANAGEMENT
MSF T. ROWE PRICE LARGE CAP GROWTH               U.S. GOVERNMENT          PIMCO VIT LOW DURATION            PIMCO VIT TOTAL RETURN
                 INVESTMENT OPTION             INVESTMENT OPTION               INVESTMENT OPTION                 INVESTMENT OPTION
----------------------------------- ------------------------------- ------------------------------- -------------------------------
       2010                   2009         2010             2009            2010            2009             2010             2009
-------------- -------------------- -------------- ---------------- --------------- --------------- ---------------- --------------
   $ (1,947)               $ 1,745    $ 203,712        $ 359,415       $ 260,462       $ 595,106      $ 4,024,873      $ 7,538,409
     (7,089)              (371,662)      50,769         (110,866)        107,244         733,188        8,078,601        6,816,695
    241,762                821,325      117,363           57,443         538,193         877,836        1,565,490        5,070,096
-------------- -------------------- -------------- ---------------- --------------- --------------- ---------------- --------------
    232,726                451,408      371,844          305,992         905,899       2,206,130       13,668,964       19,425,200
-------------- -------------------- -------------- ---------------- --------------- --------------- ---------------- --------------
         --                  4,886      127,685           43,195          65,274           9,994        1,754,009          910,402
     26,641               (493,780)      56,384           24,488       1,446,978      (6,891,733)       1,105,696       34,122,416
    (18,672)               (18,926)    (176,847)        (249,511)       (230,453)       (279,794)      (2,641,170)      (2,454,862)
    (14,948)               (31,823)  (2,966,413)      (9,565,338)       (148,253)       (201,520)      (1,745,448)     (20,151,712)
-------------- -------------------- -------------- ---------------- --------------- --------------- ---------------- --------------
     (6,979)              (539,643)  (2,959,191)      (9,747,166)      1,133,546      (7,363,053)      (1,526,913)      12,426,244
-------------- -------------------- -------------- ---------------- --------------- --------------- ---------------- --------------
    225,747                (88,235)  (2,587,347)      (9,441,174)      2,039,445      (5,156,923)      12,142,051       31,851,444
  1,426,484              1,514,719    7,684,722       17,125,896      16,739,924      21,896,847      173,692,771      141,841,327
-------------- -------------------- -------------- ---------------- --------------- --------------- ---------------- --------------
$ 1,652,231            $ 1,426,484  $ 5,097,375      $ 7,684,722    $ 18,779,369    $ 16,739,924    $ 185,834,822    $ 173,692,771
============== ==================== ============== ================ =============== =============== ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                    PIONEER VCT EMERGING MARKETS     PIONEER VCT MID CAP VALUE    PUTNAM VT MULTI-CAP GROWTH
                                               INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
                                    ------------------------------- ----------------------------- -----------------------------
                                           2010             2009           2010           2009         2010          2009 (f)
                                    -------------- ---------------- -------------- -------------- ------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 10,605         $ 26,322       $ 13,461       $ 17,165        $ 207            $ 283
  Net realized gains (losses)           266,983           61,512        (80,179)      (700,410)      10,281            5,796
  Change in unrealized gains
     (losses) on investments            543,753        1,874,277        407,464      1,030,144       16,780           38,396
                                    -------------- ---------------- -------------- -------------- ------------ ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  821,341        1,962,111        340,746        346,899       27,268           44,475
                                    -------------- ---------------- -------------- -------------- ------------ ----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  24,614            6,650        217,978         78,204           49               43
  Net transfers (including
     fixed account)                     811,105       (1,635,457)      (135,691)      (169,066)     (13,970)         113,238
  Policy charges                        (24,203)         (15,500)       (32,596)       (33,544)      (1,406)          (1,220)
  Transfers for policy benefits
     and terminations                        --              (33)       (25,903)      (314,253)         (15)             (13)
                                    -------------- ---------------- -------------- -------------- ------------ ----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              811,516       (1,644,340)        23,788       (438,659)     (15,342)         112,048
                                    -------------- ---------------- -------------- -------------- ------------ ----------------
     Net increase (decrease)
       in net assets                  1,632,857          317,771        364,534        (91,760)      11,926          156,523
NET ASSETS:
  Beginning of year                   5,031,343        4,713,572      1,972,305      2,064,065      156,523               --
                                    -------------- ---------------- -------------- -------------- ------------ ----------------
  End of year                       $ 6,664,200      $ 5,031,343    $ 2,336,839    $ 1,972,305    $ 168,449        $ 156,523
                                    ============== ================ ============== ============== ============ ================

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                   UIF EMERGING
           ROYCE MICRO-CAP                 ROYCE SMALL-CAP         MARKETS DEBT    UIF EMERGING MARKETS EQUITY
         INVESTMENT OPTION               INVESTMENT OPTION    INVESTMENT OPTION              INVESTMENT OPTION
----------------------------- ------------------------------- -------------------- ------------------------------
       2010           2009            2010            2009              2010 (d)           2010        2009 (b)
-------------- -------------- --------------- --------------- -------------------- --------------- --------------
   $ 59,401       $ (4,000)       $ (4,297)      $ (13,787)                $ (6)       $ 24,255       $ (1,139)
    168,871       (214,894)        319,585        (210,913)                   6           9,222             (9)
    691,691      1,195,998       1,576,780       2,794,881                  316       1,887,461         21,564
-------------- -------------- --------------- --------------- -------------------- --------------- --------------
    919,963        977,104       1,892,068       2,570,181                  316       1,920,938         20,416
-------------- -------------- --------------- --------------- -------------------- --------------- --------------
     57,564         18,720          62,793          30,279                   --              --             --
    888,229        994,687        (126,334)       (259,792)               6,557       4,504,220      5,594,728
    (84,754)       (48,253)        (84,173)        (66,711)                (116)        (77,585)        (4,245)
     (3,406)      (242,123)        (11,408)          5,960                   (1)        (26,353)            (2)
-------------- -------------- --------------- --------------- -------------------- --------------- --------------
    857,633        723,031        (159,122)       (290,264)               6,440       4,400,282      5,590,481
-------------- -------------- --------------- --------------- -------------------- --------------- --------------
  1,777,596      1,700,135       1,732,946       2,279,917                6,756       6,321,220      5,610,897
  2,612,674        912,539      10,011,781       7,731,864                   --       5,610,897             --
-------------- -------------- --------------- --------------- -------------------- --------------- --------------
$ 4,390,270    $ 2,612,674    $ 11,744,727    $ 10,011,781              $ 6,756    $ 11,932,117    $ 5,610,897
============== ============== =============== =============== ==================== =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                 VANGUARD VIF                   VANGUARD VIF
                                VANGUARD VIF DIVERSIFIED VALUE                   EQUITY INDEX    SHORT-TERM INVESTMENT-GRADE
                                             INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                --------------------------------- ------------------------------ ------------------------------
                                       2010               2009             2010          2009           2010            2009
                                -------------- ------------------ ---------------- ------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                     $    15,145    $       265,742       $   23,282    $   262,468   $    9,518   $       8,455
  Net realized gains (losses)       (50,023)        (3,353,782)         (39,125)    (3,563,148)      10,968          (3,205)
  Change in unrealized gains
     (losses) on investments         95,238          3,361,754          193,555      3,937,293      (10,427)         19,809
                                -------------- ------------------ ---------------- ------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               60,360            273,714          177,712        636,613       10,059          25,059
                                -------------- ------------------ ---------------- ------------- -------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  --                 --               --             --           --              --
  Net transfers (including
     fixed account)                  30,631         (5,639,549)         (27,845)    (8,267,161)      54,104          53,463
  Policy charges                     (7,570)           (68,287)         (13,800)      (106,600)      (2,715)         (2,572)
  Transfers for policy benefits
     and terminations                    (7)            (2,656)              (3)        (3,344)          (3)         (1,048)
                                -------------- ------------------ ---------------- ------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions      23,054         (5,710,492)         (41,648)    (8,377,105)      51,386          49,843
                                -------------- ------------------ ---------------- ------------- -------------- ---------------
     Net increase (decrease)
       in net assets                 83,414         (5,436,778)         136,064     (7,740,492)      61,445          74,902
NET ASSETS:
  Beginning of year                 718,941          6,155,719        1,311,678      9,052,170      255,135         180,233
                                -------------- ------------------ ---------------- ------------- -------------- ---------------
  End of year                   $   802,355    $       718,941    $   1,447,742    $ 1,311,678    $ 316,580     $   255,135
                                ============== ================== ================ ============= ============== ===============


(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Fund UL III for Variable Life Insurance (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on January 15, 1999 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein") American Century Variable Portfolios, Inc. ("American Century VP")
American Funds Insurance Series ("American Funds")
Delaware VIP Trust ("Delaware VIP")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco
V.I.")+
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
MFS Variable Insurance Trust ("MFS VIT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc. ("MSF")*
Oppenheimer Variable Account Funds ("Oppenheimer VA")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Putnam Variable Trust ("Putnam VT")
Royce Capital Fund ("Royce")
The Universal Institutional Funds, Inc. ("UIF")
Vanguard Variable Insurance Fund ("Vanguard VIF")

+Formerly named AIM Variable Insurance Funds ("AIM V.I.")
*See Note 5 for discussion of additional information on related party transactions.

NAME CHANGES:

The following portfolios were affected by a trust name change during the year ended December 31, 2010:

FORMER NAME                        NEW NAME
---------------------------------- --------------------------------------
AIM V.I. Global Real Estate Fund   Invesco V.I. Global Real Estate Fund
AIM V.I. International Growth Fund Invesco V.I. International Growth Fund

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

REORGANIZATIONS:

During the year ended December 31, 2010, all the portfolios of the Van Kampen Life Investment Trust ("Van Kampen LIT") were reorganized into portfolios of Invesco V.I.. As a result of the reorganization, the following name changes occurred:

FORMER TRUST                        NEW TRUST
----------------------------------  --------------------------------------------
Van Kampen LIT Comstock Portfolio   Invesco V.I. Van Kampen Comstock Portfolio
Van Kampen LIT Government Portfolio Invesco V.I. Van Kampen Government Portfolio

The assets of each of the Investment Options of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF INVESTMENT OPTIONS

A. Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more

Investment Options in accordance with the selection made by the policy owner. The following Investment Options had net assets as of December 31, 2010:

AllianceBernstein Intermediate Bond Investment
Option
AllianceBernstein International Value Investment
Option
American Century VP Ultra Investment Option
American Century VP Vista Investment Option
American Funds Bond Investment Option
American Funds Global Growth Investment Option
American Funds Global Small Capitalization
Investment Option
American Funds Growth Investment Option
American Funds Growth-Income Investment Option
American Funds High-Income Bond Investment
Option**
American Funds International Investment Option
American Funds New World Investment Option
American Funds U.S. Government/AAA Rated
Securities Investment Option
Delaware VIP Small Cap Value Investment Option
Dreyfus VIF Appreciation Investment Option
Dreyfus VIF International Value Investment Option**
Dreyfus VIF Opportunistic Small Cap Investment
Option
Fidelity VIP Contrafund Investment Option*
Fidelity VIP Equity-Income Investment Option
Fidelity VIP Freedom 2030 Investment Option
Fidelity VIP High Income Investment Option
Fidelity VIP Index 500 Investment Option
Fidelity VIP Investment Grade Bond Investment
Option
Fidelity VIP Mid Cap Investment Option
Fidelity VIP Overseas Investment Option
FTVIPT Franklin Small-Mid Cap Growth Securities
Investment Option
FTVIPT Mutual Global Discovery Securities
Investment Option**
FTVIPT Templeton Developing Markets Securities
Investment Option
FTVIPT Templeton Foreign Securities Investment
Option
FTVIPT Templeton Global Bond Securities Investment
Option
Invesco V.I. Global Real Estate Investment Option
Invesco V.I. International Growth Investment Option
Janus Aspen Enterprise Investment Option
Janus Aspen Global Technology Investment Option
Janus Aspen Overseas Investment Option
Janus Aspen Perkins Mid Cap Value Investment Option
Janus Aspen Worldwide Investment Option
LMPVET ClearBridge Variable Aggressive Growth
Investment Option
LMPVET ClearBridge Variable Appreciation
Investment Option
LMPVET ClearBridge Variable Equity Income Builder
Investment Option
LMPVET ClearBridge Variable Fundamental All Cap
Value Investment Option
LMPVET ClearBridge Variable Large Cap Growth
Investment Option

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT OPTIONS -- (CONTINUED)

LMPVET ClearBridge Variable Large Cap Value
Investment Option
LMPVET Global Currents Variable International All
Cap Opportunity Investment Option
LMPVET Investment Counsel Variable Social
Awareness Investment Option
LMPVIT Western Asset Variable Global High Yield
Bond Investment Option
LMPVIT Western Asset Variable Strategic Bond
Investment Option
MFS VIT New Discovery Investment Option**
MIST BlackRock High Yield Investment Option
MIST BlackRock Large Cap Core Investment Option
MIST Clarion Global Real Estate Investment Option
MIST Harris Oakmark International Investment Option
MIST Invesco Small Cap Growth Investment Option
MIST Janus Forty Investment Option
MIST Lazard Mid Cap Investment Option
MIST Loomis Sayles Global Markets Investment
Option
MIST Lord Abbett Bond Debenture Investment Option
MIST Lord Abbett Growth and Income Investment
Option
MIST Lord Abbett Mid Cap Value Investment Option
MIST MFS Emerging Markets Equity Investment
Option
MIST MFS Research International Investment Option
MIST PIMCO Inflation Protected Bond Investment
Option
MIST Pioneer Fund Investment Option
MIST Pioneer Strategic Income Investment Option
MIST T. Rowe Price Mid Cap Growth Investment Option
MIST Third Avenue Small Cap Value Investment Option
MSF Artio International Stock Investment Option**
MSF BlackRock Aggressive Growth Investment Option
MSF BlackRock Bond Income Investment Option
MSF BlackRock Diversified Investment Option
MSF BlackRock Large Cap Value Investment Option
MSF BlackRock Legacy Large Cap Growth Investment Option
MSF BlackRock Money Market Investment Option
MSF Davis Venture Value Investment Option**
MSF FI Value Leaders Investment Option
MSF Jennison Growth Investment Option**
MSF MetLife Aggressive Allocation Investment Option
MSF MetLife Conservative Allocation Investment Option
MSF MetLife Conservative to Moderate Allocation Investment Option
MSF MetLife Mid Cap Stock Index Investment Option
MSF MetLife Moderate Allocation Investment Option
MSF MetLife Moderate to Aggressive Allocation Investment Option
MSF MetLife Stock Index Investment Option
MSF MFS Total Return Investment Option
MSF MFS Value Investment Option
MSF Morgan Stanley EAFE Index Investment Option**
MSF Oppenheimer Global Equity Investment Option
MSF Russell 2000 Index Investment Option
MSF T. Rowe Price Large Cap Growth Investment Option
MSF Western Asset Management U.S. Government Investment Option
PIMCO VIT Low Duration Investment Option
PIMCO VIT Total Return Investment Option
Pioneer VCT Emerging Markets Investment Option
Pioneer VCT Mid Cap Value Investment Option
Putnam VT Multi-Cap Growth Investment Option
Royce Micro-Cap Investment Option
Royce Small-Cap Investment Option
UIF Emerging Markets Debt Investment Option**
UIF Emerging Markets Equity Investment Option
Vanguard VIF Diversified Value Investment Option
Vanguard VIF Equity Index Investment Option
Vanguard VIF Short-Term Investment-Grade Investment Option

* This Investment Option invests in two or more share classes with the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

** This Investment Option began operations during the year ended December 31, 2010.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT OPTIONS -- (CONCLUDED)

B. The following Investment Options had no net assets as of December 31, 2010:

AllianceBernstein Global Thematic Growth Investment
Option
Fidelity VIP Freedom 2010 Investment Option
Fidelity VIP Freedom 2015 Investment Option
Fidelity VIP Freedom 2020 Investment Option
Fidelity VIP Freedom 2025 Investment Option
Fidelity VIP Growth & Income Investment Option
Invesco V.I. Comstock Investment Option
Invesco V.I. Government Investment Option
MFS VIT Global Equity Investment Option
MFS VIT High Income Investment Option
MIST Morgan Stanley Mid Cap Growth Investment
Option
MSF Barclays Capital Aggregate Bond Index
Investment Option
Oppenheimer VA Main Street Small Cap Investment
Option
PIMCO VIT Long-Term U.S. Government Investment
Option
Putnam VT International Value Investment Option
Vanguard VIF Mid-Cap Index Investment Option
Vanguard VIF Small Company Growth Investment
Option
Vanguard VIF Total Stock Market Index Investment
Option

3. PORTFOLIO CHANGES

The following Investment Options ceased operations during the year ended December 31, 2010:

Janus Aspen Global Life Sciences Investment Option
MSF FI Mid Cap Opportunities Investment Option

The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2010:

NAME CHANGES:

FORMER NAME                                       NEW NAME
------------------------------------------------- -------------------------------------------------
(Dreyfus VIF) Developing Leaders Portfolio        (Dreyfus VIF) Opportunistic Small Cap Portfolio
(LMPVET) ClearBridge Variable Fundamental Value   (LMPVET) ClearBridge Variable Fundamental All Cap
  Portfolio                                         Value Portfolio
(LMPVET) ClearBridge Variable Investors Portfolio (LMPVET) ClearBridge Variable Large Cap Value
                                                    Portfolio
(MIST) Met/AIM Small Cap Growth Portfolio         (MIST) Invesco Small Cap Growth Portfolio
(MIST) Van Kampen Mid Cap Growth Portfolio        (MIST) Morgan Stanley Mid Cap Growth Portfolio
Putnam VT International Growth and Income Fund    Putnam VT International Value Fund
Putnam VT New Opportunities Fund                  Putnam VT Multi-Cap Growth Fund

MERGERS:

FORMER PORTFOLIO                         NEW PORTFOLIO
---------------------------------------- ----------------------------------------------
(MSF) FI Mid Cap Opportunities Portfolio (MIST) Morgan Stanley Mid Cap Growth Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Investment Options' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Options.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Each Investment Option invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

PREMIUM PAYMENTS
The Company deducts a sales charge and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. The federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as payments received from policy owners on the statements of changes in net assets of the applicable Investment Options and are credited as accumulation units.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Options within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Options.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charge paid to the Company, is an asset-based charge assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Investment Options:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies. In addition, the charge compensates the Company for the risk that the investor may live longer than estimates and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the range of effective annual rates for the charge for the year ended December 31, 2010:

-------------------------- -------------
Mortality and Expense Risk 0.05% - 0.50%

The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

Policy charges are assessed on a monthly basis through the redemption of units. These charges generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. An administrative charge of $5 is assessed monthly. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Options.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


6. STATEMENTS OF INVESTMENTS

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                             SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          --------- ------------- ------------- --------------
AllianceBernstein Intermediate Bond Investment Option           186         2,256       881,220      3,792,741
AllianceBernstein International Value Investment Option         479         6,395         5,043            898
American Century VP Ultra Investment Option                   3,133        28,504           135            366
American Century VP Vista Investment Option                 246,285     2,850,284       854,422        387,325
American Funds Bond Investment Option                           660         6,799         5,129          1,222
American Funds Global Growth Investment Option              669,210    12,479,525     2,204,041      7,867,579
American Funds Global Small Capitalization
  Investment Option                                              52           643           200             96
American Funds Growth Investment Option                   1,383,886    66,770,563     8,215,954     15,613,033
American Funds Growth-Income Investment Option              587,922    20,303,724     6,068,151     11,871,749
American Funds High-Income Bond Investment Option (a)           188         2,045         2,182            140
American Funds International Investment Option            1,423,777    19,246,162     2,299,110      3,159,267
American Funds New World Investment Option                  284,737     4,585,564     1,528,217        997,477
American Funds U.S. Government/AAA Rated Securities
  Investment Option                                          76,633       949,863     1,022,205        535,019
Delaware VIP Small Cap Value Investment Option              426,308    11,657,883     2,282,473      2,268,458
Dreyfus VIF Appreciation Investment Option                   21,170       728,568       229,283        493,370
Dreyfus VIF International Value Investment Option (b)            79           800           854             54
Dreyfus VIF Opportunistic Small Cap Investment Option        42,749     1,313,588       278,522        248,610
Fidelity VIP Contrafund Investment Option                 1,314,346    27,431,991    40,429,849     48,202,701
Fidelity VIP Equity-Income Investment Option                587,206     6,463,333       191,338        915,549
Fidelity VIP Freedom 2030 Investment Option                     108           845           117          1,178
Fidelity VIP High Income Investment Option                      562         2,963         2,218            466
Fidelity VIP Index 500 Investment Option                    202,226    20,464,712     4,123,382      4,025,658
Fidelity VIP Investment Grade Bond Investment Option         79,803     1,008,052     1,553,431        567,241
Fidelity VIP Mid Cap Investment Option                      853,746    24,338,352     6,602,516     10,017,469
Fidelity VIP Overseas Investment Option                     340,002     5,679,101       928,305      1,529,689
FTVIPT Franklin Small-Mid Cap Growth Securities
  Investment Option                                         267,809     4,863,483     1,436,852      1,698,841
FTVIPT Mutual Global Discovery Securities
  Investment Option (b)                                         288         5,663         5,812            153
FTVIPT Templeton Developing Markets Securities
  Investment Option                                         931,158     8,718,952     3,045,693      4,482,435
FTVIPT Templeton Foreign Securities Investment Option     1,388,069    18,319,919     3,338,030      3,451,541
FTVIPT Templeton Global Bond Securities Investment Option   549,758     9,558,186     2,588,689        807,351
Invesco V.I. Global Real Estate Investment Option           346,563     3,643,108     1,746,536        824,507
Invesco V.I. International Growth Investment Option         754,482    20,610,689     2,256,702      6,689,283
Janus Aspen Enterprise Investment Option                    109,731     2,610,895     1,035,680        490,727
Janus Aspen Global Technology Investment Option             965,957     4,409,572     4,167,669      1,305,807
Janus Aspen Overseas Investment Option                      190,311     7,836,733     5,546,721      1,004,318
Janus Aspen Perkins Mid Cap Value Investment Option         764,799     9,519,775     2,053,378      3,432,122
Janus Aspen Worldwide Investment Option                      34,499       913,057       232,145        244,601
LMPVET ClearBridge Variable Aggressive Growth
  Investment Option                                         105,466     1,423,711       621,258        244,473
LMPVET ClearBridge Variable Appreciation
  Investment Option                                             670        17,950           336            270
LMPVET ClearBridge Variable Equity Income Builder
  Investment Option                                          97,217     1,194,883        90,400         51,310
LMPVET ClearBridge Variable Fundamental All Cap Value
  Investment Option                                         168,103     2,986,101       655,218        970,762
LMPET ClearBridge Variable Large Cap Growth
  Investment Option                                          36,448       514,943        48,161        330,729
LMPVET ClearBridge Variable Large Cap Value
  Investment Option                                         328,586     4,096,645     1,384,633        779,633

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                         FOR THE YEAR ENDED
                                                        AS OF DECEMBER 31, 2010           DECEMBER 31, 2010
                                                        ----------------------- ----------------------------
                                                                                   COST OF      PROCEEDS
                                                        SHARES     COST ($)     PURCHASES ($) FROM SALES ($)
                                                        --------- ------------- ------------- --------------
LMPVET Global Currents Variable International All Cap
  Opportunity Investment Option                            90,985    910,627          61,970         60,662
LMPVET Investment Counsel Variable Social Awareness
  Investment Option                                        20,998    471,851         170,655        197,231
LMPVIT Western Asset Variable Global High Yield Bond
  Investment Option                                       753,471   6,443,362        500,388         78,904
LMPVIT Western Asset Variable Strategic Bond Investment
  Option                                                  130,597   1,238,420        102,125        411,480
MFS VIT New Discovery Investment Option (b)                 1,155      18,232         19,031            833
MIST BlackRock High Yield Investment Option             2,954,817  22,179,237      8,263,487      3,138,835
MIST BlackRock Large Cap Core Investment Option         1,104,729   9,266,747        149,778      1,149,140
MIST Clarion Global Real Estate Investment Option       1,443,180  16,837,389      4,468,339      3,049,713
MIST Harris Oakmark International Investment Option       628,966   6,912,800      1,554,495      1,338,629
MIST Invesco Small Cap Growth Investment Option            12,844    150,700          28,593         34,004
MIST Janus Forty Investment Option                        317,224  17,525,355      5,765,441      4,202,308
MIST Lazard Mid Cap Investment Option                     150,857   1,471,396        486,493        699,529
MIST Loomis Sayles Global Markets Investment Option       388,656   4,555,098        214,141         80,598
MIST Lord Abbett Bond Debenture Investment Option          58,037    668,573         160,350        163,715
MIST Lord Abbett Growth and Income Investment Option      115,170   2,994,204        140,264        171,836
MIST Lord Abbett Mid Cap Value Investment Option          447,424   7,356,624      1,266,249      1,325,045
MIST MFS Emerging Markets Equity Investment Option        531,835   5,008,847      1,996,496      1,898,857
MIST MFS Research International Investment Option         386,704   3,955,763        965,513        801,766
MIST PIMCO Inflation Protected Bond Investment Option   1,344,311  14,494,743      7,237,932      9,496,971
MIST Pioneer Fund Investment Option                        55,393    650,884       1,301,747      1,319,764
MIST Pioneer Strategic Income Investment Option           122,301   1,315,883      1,634,581        316,027
MIST T. Rowe Price Mid Cap Growth Investment Option       398,935   3,358,385      3,032,630      1,334,534
MIST Third Avenue Small Cap Value Investment Option       644,215   8,639,491      1,517,541      2,475,060
MSF Artio International Stock Investment Option (a)         3,801      32,229         32,783            599
MSF BlackRock Aggressive Growth Investment Option         211,225   4,970,107      1,905,870      1,683,603
MSF BlackRock Bond Income Investment Option                47,689   5,019,037      1,677,964        927,599
MSF BlackRock Diversified Investment Option                49,916    772,611         156,405        101,613
MSF BlackRock Large Cap Value Investment Option           362,701   3,063,566        945,385        340,034
MSF BlackRock Legacy Large Cap Growth Investment Option   105,097   2,046,660        607,496        554,871
MSF BlackRock Money Market Investment Option            1,495,813 149,581,266     41,186,035     46,072,357
MSF Davis Venture Value Investment Option (a)                 387      10,634         10,686             56
MSF FI Value Leaders Investment Option                     45,057   6,589,784      1,659,321      1,889,033
MSF Jennison Growth Investment Option (a)                 119,078   1,309,005      1,516,734        198,768
MSF MetLife Aggressive Allocation Investment Option       169,022   1,730,310        628,296      1,577,904
MSF MetLife Conservative Allocation Investment Option     167,539   1,727,285      1,061,530        299,992
MSF MetLife Conservative to Moderate Allocation
  Investment Option                                        68,469    728,621         224,149         93,522
MSF MetLife Mid Cap Stock Index Investment Option         186,203   1,788,548        635,540        216,578
MSF MetLife Moderate Allocation Investment Option         612,332   5,855,681      3,181,936        227,826
MSF MetLife Moderate to Aggressive Allocation
  Investment Option                                       202,848   1,907,907        693,447        612,973
MSF MetLife Stock Index Investment Option               1,145,370  30,828,379      8,633,542      8,537,705
MSF MFS Total Return Investment Option                    206,388  27,033,720      4,174,761      2,592,084
MSF MFS Value Investment Option                           919,015   9,028,274      3,353,097      1,382,555
MSF Morgan Stanley EAFE Index Investment Option (a)         3,249      32,229         32,783            607
MSF Oppenheimer Global Equity Investment Option            30,745    414,927         235,162        121,272
MSF Russell 2000 Index Investment Option                1,527,200  17,981,203      6,757,356      3,666,213
MSF T. Rowe Price Large Cap Growth Investment Option      110,301   1,522,382        129,027        137,900
MSF Western Asset Management U.S. Government
  Investment Option                                       418,855   5,017,325      1,793,831      4,527,412
PIMCO VIT Low Duration Investment Option                1,798,794  18,097,635      2,883,720      1,429,012

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                  FOR THE YEAR ENDED
                                                 AS OF DECEMBER 31, 2010           DECEMBER 31, 2010
                                                 ----------------------- ----------------------------
                                                                            COST OF      PROCEEDS
                                                 SHARES      COST ($)    PURCHASES ($) FROM SALES ($)
                                                 ---------- ------------ ------------- --------------
PIMCO VIT Total Return Investment Option         16,772,099 179,264,599    53,213,051     45,284,224
Pioneer VCT Emerging Markets Investment Option     214,698    4,150,940     1,634,390        812,289
Pioneer VCT Mid Cap Value Investment Option        138,856    2,303,847       658,749        621,470
Putnam VT Multi-Cap Growth Investment Option          8,278    113,278         26,235         41,411
Royce Micro-Cap Investment Option                  360,456    3,386,912     2,246,792      1,329,759
Royce Small-Cap Investment Option                 1,123,901   8,561,435     1,715,102      1,878,567
UIF Emerging Markets Debt Investment Option (b)        831        6,446         6,557            117
UIF Emerging Markets Equity Investment Option      775,820   10,023,092     4,551,359        126,861
Vanguard VIF Diversified Value Investment Option    65,081     879,210        249,037        210,829
Vanguard VIF Equity Index Investment Option         61,581    1,419,788       399,287        402,096
Vanguard VIF Short-Term Investment-Grade
  Investment Option                                 28,863     313,685        422,392        361,496

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS

The Company sells a number of variable life products which have unique combinations of features and fees that are charged against the policy owner's cash value balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for the respective stated periods in the five years ended December 31, 2010:

                                          AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                   ------------------------ ---------- --------------------------------------------------
                                                 UNIT VALUE            INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                  LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- ------------- ---------- ------------- ---------------- -------------------
AllianceBernstein             2010      1,692         1.362      2,307          0.02             0.20             8.96
  Intermediate Bond           2009  2,266,161         1.250  2,832,767            --             0.20            18.26
  Investment Option
  (Commenced 4/28/2008 and
  began transactions in 2009)
AllianceBernstein             2010      3,887         1.832      7,125          3.92             0.20             4.39
  International Value         2009      1,535         1.755      2,695          2.13             0.20            34.38
  Investment Option
  (Commenced 11/10/2008 and
  began transactions in 2009)
American Century VP Ultra     2010     27,329         1.074     29,363          0.50             0.25            15.73
  Investment Option           2009     27,655         0.928     25,660          0.28             0.25            34.10
                              2008     28,094 0.692 - 0.694     19,432            --      0.20 - 0.25 (41.63) - (41.60)
                              2007  3,035,357         1.189  3,608,158            --             0.20            20.83
                              2006  4,421,032         0.984  4,351,308            --             0.20            (3.53)
American Century VP Vista     2010  2,875,000         1.400  4,024,294            --             0.15            23.67
  Investment Option           2009  2,509,247         1.132  2,839,477            --             0.15            22.38
  (Commenced 4/28/2008 and
  began transactions in 2009)
American Funds Bond           2010      3,574         1.947      6,959          3.53             0.20             6.28
  Investment Option           2009      1,604         1.832      2,940          4.68             0.20            12.39
  (Commenced 4/28/2008 and
  began transactions in 2009)
American Funds Global Growth  2010  7,204,721 1.976 - 2.003 14,374,548          1.30      0.20 - 0.35    11.39 - 11.53
  Investment Option           2009 10,376,523 1.760 - 1.796 18,588,672          1.65      0.20 - 0.45    41.59 - 41.98
                              2008  7,065,283 1.243 - 1.265  8,911,510          1.86      0.20 - 0.45 (38.65) - (38.50)
                              2007  7,358,469 2.026 - 2.057 15,120,620          2.45      0.20 - 0.45    14.33 - 14.66
                              2006 11,866,818 1.772 - 1.794 21,279,370          0.84      0.20 - 0.45    19.89 - 20.25
American Funds Global Small   2010        309         3.621      1,120          1.81             0.20            22.17
  Capitalization              2009        284         2.964        842          0.34             0.20            61.00
  Investment Option           2008         42         1.841         78            --             0.20           (48.96)
  (Commenced 4/28/2008)
American Funds Growth         2010 49,440,369 1.501 - 1.535 75,200,296          0.72      0.10 - 0.35    18.28 - 18.53
  Investment Option           2009 55,535,367 1.259 - 1.295 71,327,432          0.65      0.10 - 0.45    38.81 - 39.25
                              2008 47,998,514 0.907 - 0.930 44,309,113          0.81      0.10 - 0.45 (44.25) - (44.01)
                              2007 44,052,481 1.627 - 1.661 72,796,608          0.72      0.10 - 0.45    11.90 - 12.23
                              2006 52,552,658 1.454 - 1.480 77,475,135          0.83      0.10 - 0.45     9.74 - 10.12

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------- ------------------------------------------------
                                                 UNIT VALUE              INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                 LOWEST TO       NET       INCOME        LOWEST TO         LOWEST TO
                                      UNITS     HIGHEST ($)   ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ------------- ---------- ------------- ---------------- -----------------
American Funds Growth-Income    2010 14,573,200 1.374 - 1.393 20,136,279     1.44        0.10 - 0.25       11.17 - 11.35
  Investment Option             2009 19,692,268 1.216 - 1.251 24,495,809     1.40        0.10 - 0.25       30.61 - 31.13
                                2008 31,862,852 0.931 - 0.954 30,227,962     1.70        0.10 - 0.45    (38.14) - (37.93)
                                2007 33,211,875 1.505 - 1.537 50,781,342     1.78        0.10 - 0.45         4.59 - 4.91
                                2006 28,115,420 1.439 - 1.465 41,046,264     1.52        0.10 - 0.45       14.66 - 15.08
American Funds High-Income      2010       902         2.304       2,079     9.72              0.20               14.86
  Bond Investment Option
  (Commenced 4/28/2008 and
  began transactions in 2010)
American Funds International    2010  9,087,493 2.801 - 2.859 25,599,431     2.09        0.10 - 0.25         6.95 - 7.12
  Investment Option             2009  9,653,479 2.619 - 2.669 25,427,874     1.75        0.10 - 0.25       42.72 - 42.88
  (Commenced 4/28/2008)         2008  4,061,111        1.835   7,452,456     2.03              0.25             (39.30)
American Funds New World        2010  2,014,393 3.227 - 3.265  6,574,546     1.68        0.15 - 0.25       17.56 - 17.70
  Investment Option             2009  1,881,543 2.745 - 2.774  5,216,860     1.76        0.15 - 0.25       49.27 - 49.46
  (Commenced 4/28/2008)         2008         41        1.847          76     1.80              0.20             (40.03)
American Funds                  2010   470,546         2.034    957,120      1.99              0.20                5.55
  U.S. Government/AAA           2009   231,569  1.927 - 1.940   446,319      2.21        0.15 - 0.20         2.28 - 2.37
  Rated Securities              2008  3,367,712        1.895   6,382,233     2.14              0.15                6.51
  Investment Option
  (Commenced 4/28/2008)
Delaware VIP Small Cap Value    2010  4,551,375 2.359 - 3.140 13,624,676     0.61        0.10 - 0.35       31.79 - 32.09
  Investment Option             2009  4,526,992 1.790 - 2.379 10,353,607     1.01        0.10 - 0.45       31.22 - 31.68
                                2008  5,026,214 1.389 - 1.808  8,720,852     0.73        0.10 - 0.45    (30.17) - (29.92)
                                2007  5,507,665 1.982 - 2.584 13,710,484     0.39        0.10 - 0.45     (12.96) - (6.78)
                                2006  3,803,732 2.650 - 2.772 10,532,970     0.24        0.20 - 0.45       15.67 - 15.93
Dreyfus VIF Appreciation        2010   613,581  1.204 - 1.253   752,576      2.10        0.20 - 0.25       14.95 - 15.11
  Investment Option             2009   877,951  1.046 - 1.090   929,988      2.58        0.20 - 0.25       22.33 - 22.34
                                2008  1,510,930 0.855 - 0.891  1,303,943     2.20        0.20 - 0.45    (29.89) - (29.73)
                                2007  3,282,756 1.217 - 1.268  4,064,972     2.51        0.20 - 0.45         6.67 - 6.94
                                2006 22,045,488 1.138 - 1.187 26,028,032     0.36        0.20 - 0.45       15.96 - 16.24
Dreyfus VIF International Value 2010       644         1.371        883      0.58              0.20                4.26
  Investment Option
  (Commenced 11/10/2008 and
  began transactions in 2010)
Dreyfus VIF Opportunistic       2010  1,182,857 1.069 - 1.403  1,307,635     0.71        0.20 - 0.25       30.75 - 30.84
  Small Cap Investment Option   2009  1,180,640 0.817 - 1.073   995,812      1.66        0.20 - 0.25       25.79 - 25.89
                                2008  1,392,016 0.649 - 0.853   925,734      1.02        0.20 - 0.45    (37.83) - (37.71)
                                2007  1,986,984 1.043 - 1.371  2,151,392     0.43        0.20 - 0.45    (11.49) - (11.23)
                                2006 12,612,359 1.175 - 1.545 14,949,610     0.48        0.15 - 0.45         3.32 - 3.62
Fidelity VIP Contrafund         2010 21,364,970 1.360 - 1.740 31,066,090     1.04        0.10 - 0.35       16.53 - 16.94
  Investment Option             2009 27,814,855 1.163 - 1.490 34,498,551     1.39        0.10 - 0.45       34.90 - 35.39
                                2008 16,077,399 0.859 - 1.096 14,730,974     0.40        0.15 - 0.45    (42.95) - (42.66)
                                2007 38,504,226 1.498 - 1.916 63,733,020     0.85        0.15 - 0.45       16.76 - 17.37
                                2006 36,318,016 1.277 - 1.636 51,544,470     1.13        0.15 - 0.45        2.73 - 11.29

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                    ------------------------- ---------- ------------------------------------------------
                                                UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                LOWEST TO        NET       INCOME        LOWEST TO         LOWEST TO
                                     UNITS     HIGHEST ($)    ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ---------- -------------- ---------- ------------- ---------------- -----------------
Fidelity VIP Equity-Income     2010  3,051,263 3.660 - 3.693  11,168,654     1.83        0.20 - 0.25       14.84 - 14.94
  Investment Option            2009  3,316,905        3.187   10,570,077     2.34              0.25               29.87
  (Commenced 4/28/2008)        2008     67,288        2.454     165,096      3.03              0.25             (40.62)
Fidelity VIP Freedom 2030      2010       831         1.320        1,099     2.08              0.20               15.89
  Investment Option            2009      1,762 1.139 - 1.142       2,009     0.05        0.15 - 0.20       31.37 - 31.42
  (Commenced 4/28/2008)        2008  3,841,489 0.867 - 0.869   3,337,094     5.00        0.15 - 0.20    (35.55) - (35.52)
Fidelity VIP High Income       2010      1,369        2.282        3,127     9.46              0.20               13.59
  Investment Option            2009       640  2.009 - 2.024       1,286     0.09        0.15 - 0.20       43.71 - 43.75
  (Commenced 4/28/2008)        2008  2,699,652        1.408    3,802,088    11.67              0.15             (25.56)
Fidelity VIP Index 500         2010 16,492,581 1.617 - 1.624  26,772,663     1.95        0.15 - 0.20       14.76 - 14.85
  Investment Option            2009 17,087,590 1.409 - 1.414  24,154,658     2.56        0.15 - 0.20       26.37 - 26.48
  (Commenced 4/28/2008)        2008 13,613,641        1.118   15,223,135     3.06              0.15             (34.21)
Fidelity VIP Investment        2010   737,971         1.377    1,015,867     3.34              0.20                7.49
  Grade Bond                   2009       222         1.281         286      0.04              0.20               15.41
  Investment Option            2008        32         1.110          36        --              0.20              (3.66)
  (Commenced 4/28/2008)
Fidelity VIP Mid Cap           2010 10,461,439 2.538 - 2.630  27,430,792     0.12        0.10 - 0.35       28.12 - 28.41
  Investment Option            2009 12,091,966 1.981 - 2.050  24,713,803     0.42        0.10 - 0.45       39.11 - 39.59
                               2008 18,563,022 1.442 - 1.470  27,204,020     0.24        0.10 - 0.45    (39.87) - (39.66)
                               2007 26,880,959 2.398 - 2.439  65,397,498     0.46        0.10 - 0.45        5.39 - 15.10
                               2006 22,673,521 2.089 - 2.119  47,982,767     0.11        0.20 - 0.45       11.89 - 12.18
Fidelity VIP Overseas          2010  3,937,686 1.431 - 1.436   5,650,769     1.13        0.20 - 0.25       12.59 - 12.63
  Investment Option            2009  4,456,063 1.271 - 1.279   5,679,490     1.61        0.15 - 0.20       25.84 - 26.01
                               2008 10,717,927 1.000 - 1.015  10,856,485     1.67        0.15 - 0.45    (44.23) - (44.02)
                               2007 17,230,885 1.793 - 1.813  31,198,169     2.91        0.15 - 0.45       16.50 - 16.89
                               2006 12,909,259 1.539 - 1.551  20,005,505     0.62        0.15 - 0.45       17.21 - 17.59
FTVIPT Franklin Small-Mid      2010  5,368,311 1.010 - 1.354   5,765,871       --        0.10 - 0.25       27.35 - 27.50
  Cap Growth Securities        2009  5,692,791 0.793 - 1.062   4,836,641       --        0.10 - 0.25       43.14 - 43.35
  Investment Option            2008  9,154,154 0.544 - 0.741   5,374,936       --        0.10 - 0.45    (42.80) - (42.51)
                               2007 11,243,155 0.951 - 1.289  11,368,038       --        0.10 - 0.45       10.84 - 11.12
                               2006 14,001,194 0.858 - 1.160  13,388,225       --        0.10 - 0.45         8.20 - 8.61
FTVIPT Mutual Global           2010      3,292        1.817        5,980       --              0.20               11.75
  Discovery Securities
  Investment Option
  (Commenced 11/10/2008 and
  began transactions in 2010)
FTVIPT Templeton               2010  2,841,412 3.690 - 3.704  10,522,048     1.76        0.20 - 0.25       17.29 - 17.36
  Developing Markets           2009  3,303,926 3.104 - 3.156  10,426,067     4.53        0.20 - 0.45       71.78 - 72.27
  Securities Investment Option 2008  3,337,465 1.807 - 1.838   6,114,597     2.70        0.15 - 0.45    (52.91) - (52.76)
                               2007 12,114,462 3.837 - 3.891  47,052,033     2.09        0.15 - 0.45       28.20 - 28.59
                               2006 12,009,404 2.993 - 3.026  36,284,418     1.19        0.15 - 0.45       27.52 - 27.90

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------- ------------------------------------------------
                                                   UNIT VALUE              INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                   LOWEST TO       NET       INCOME        LOWEST TO         LOWEST TO
                                        UNITS     HIGHEST ($)   ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------- ------------- ---------- ------------- ---------------- -----------------
FTVIPT Templeton                  2010 11,816,253 1.657 - 1.686 19,835,410     1.91        0.15 - 0.35         8.02 - 8.22
  Foreign Securities              2009 12,124,687 1.522 - 1.558 18,811,498     3.02        0.15 - 0.45       36.50 - 36.91
  Investment Option               2008 10,823,356 1.115 - 1.138 12,266,776     2.43        0.15 - 0.45    (40.66) - (40.48)
                                  2007  9,672,670 1.879 - 1.918 18,433,195     1.39        0.10 - 0.45       14.92 - 15.33
                                  2006 16,746,659 1.635 - 1.663 27,755,812     1.31        0.10 - 0.45       20.93 - 21.39
FTVIPT Templeton Global Bond      2010  5,355,288 2.044 - 2.051 10,962,154     1.63        0.20 - 0.25       14.38 - 14.45
  Securities Investment Option    2009  4,511,787 1.767 - 1.792  8,069,524    13.56        0.20 - 0.45       18.51 - 18.75
                                  2008  7,124,126 1.491 - 1.509 10,733,948     4.99        0.20 - 0.45         5.97 - 6.27
                                  2007  7,255,328 1.407 - 1.420 10,291,912     2.71        0.20 - 0.45       10.79 - 11.04
                                  2006  3,352,892 1.270 - 1.279  4,284,829     2.75        0.20 - 0.45       12.59 - 12.89
Invesco V.I. Global Real Estate   2010  1,986,828 2.349 - 2.369  4,706,232     5.05        0.15 - 0.25       17.22 - 17.34
  Investment Option               2009  1,670,231 2.004 - 2.019  3,371,572       --        0.15 - 0.25       31.24 - 31.33
  (Commenced 4/28/2008)           2008         55        1.532          85     9.43              0.20             (45.65)
Invesco V.I. International Growth 2010 13,628,267 1.584 - 1.597 21,646,040     2.27        0.10 - 0.25       12.58 - 12.74
  Investment Option               2009 17,277,737 1.407 - 1.417 24,378,054     1.19        0.10 - 0.25       34.90 - 35.08
                                  2008 28,202,476 1.043 - 1.049 29,476,797     0.58        0.10 - 0.25    (40.50) - (40.40)
                                  2007 31,575,777 1.753 - 1.760 55,455,360     0.67        0.10 - 0.25        4.02 - 14.53
                                  2006 10,023,431 1.527 - 1.535 15,370,810     1.89        0.15 - 0.45       16.64 - 27.96
Janus Aspen Enterprise            2010   874,863         4.707   4,118,176       --              0.15               25.32
  Investment Option               2009   750,846         3.756   2,820,064       --              0.15               44.24
  (Commenced 4/28/2008)           2008  1,009,867        2.604   2,629,800     0.10              0.15             (44.19)
Janus Aspen Global Technology     2010  7,497,336 0.576 - 1.087  5,467,249       --        0.10 - 0.25       23.98 - 24.23
  Investment Option               2009  3,303,156 0.464 - 0.467  1,540,910       --        0.20 - 0.25       56.23 - 56.71
                                  2008  1,740,453 0.292 - 0.298   518,465      0.08        0.20 - 0.45    (44.17) - (44.07)
                                  2007  3,054,504 0.523 - 0.533  1,627,175     0.29        0.20 - 0.45       21.06 - 21.51
                                  2006  3,710,951 0.432 - 0.439  1,628,030       --        0.20 - 0.45         7.37 - 7.60
Janus Aspen Overseas              2010  1,372,128 7.725 - 7.791 10,664,969     0.59        0.15 - 0.25       24.72 - 24.84
  Investment Option               2009   752,604  6.194 - 6.241  4,694,826     0.41        0.15 - 0.25       78.60 - 78.77
  (Commenced 4/28/2008)           2008  1,209,049 3.479 - 3.491  4,220,361       --        0.15 - 0.20    (52.74) - (52.72)
Janus Aspen Perkins               2010  5,818,949 2.061 - 2.077 12,037,884     0.51        0.10 - 0.20       15.14 - 15.26
  Mid Cap Value                   2009  6,696,673 1.790 - 1.802 12,029,922     0.34        0.10 - 0.20       32.59 - 32.79
  Investment Option               2008  8,482,829 1.350 - 1.357 11,482,939     1.19        0.10 - 0.20    (28.51) - (28.46)
  (Commenced 4/28/2008)
Janus Aspen Worldwide             2010  1,473,457 0.695 - 0.699  1,028,025     0.49        0.20 - 0.25       15.26 - 15.35
  Investment Option               2009  1,502,827 0.603 - 0.606   910,095      1.08        0.20 - 0.25       37.05 - 37.10
                                  2008  2,237,940 0.440 - 0.442   988,019      0.95        0.20 - 0.25    (45.00) - (44.96)
                                  2007  2,894,674 0.800 - 0.803  2,320,697     0.55        0.20 - 0.25         9.10 - 9.14
                                  2006  2,979,742 0.733 - 0.736  2,189,434     1.63        0.20 - 0.25       17.37 - 17.76
LMPVET ClearBridge Variable       2010  1,169,545 1.466 - 1.473  1,722,228     0.16        0.20 - 0.25       24.66 - 24.72
  Aggressive Growth               2009   886,193  1.176 - 1.181  1,046,231       --        0.20 - 0.25       34.25 - 34.36
  Investment Option               2008  1,762,052 0.863 - 0.879  1,549,172       --        0.20 - 0.45    (40.69) - (40.53)
                                  2007  3,940,586 1.455 - 1.478  5,824,755       --        0.20 - 0.45         1.04 - 1.30
                                  2006  4,486,576 1.440 - 1.459  6,545,324       --        0.20 - 0.45         8.27 - 8.58

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                           AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                   ------------------------- ---------- ------------------------------------------------
                                               UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                               LOWEST TO       NET        INCOME        LOWEST TO         LOWEST TO
                                    UNITS     HIGHEST ($)    ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- -------------- ---------- ------------- ---------------- -----------------
LMPVET ClearBridge            2010     12,768 1.229 - 1.232      15,691     1.63        0.20 - 0.25       12.34 - 12.41
  Variable Appreciation       2009    12,876         1.094      14,084      2.18              0.25               21.83
  Investment Option           2008    13,080         0.898      11,745      0.71              0.25             (29.46)
  (Commenced 3/14/2005 and    2007    33,763         1.273      42,989      1.01              0.25              (2.60)
  began transactions in 2007)
LMPVET ClearBridge Variable   2010   730,587  1.331 - 1.345    973,126      4.09        0.20 - 0.25       11.99 - 12.04
  Equity Income Builder       2009   725,743  1.188 - 1.201    862,841      3.28        0.20 - 0.25       22.60 - 22.68
  Investment Option           2008   959,821  0.969 - 0.979    930,253      1.02        0.20 - 0.25    (35.21) - (35.14)
  (Commenced 4/30/2007)       2007  1,111,215 1.494 - 1.511   1,663,124     1.23        0.20 - 0.25         1.00 - 1.01
LMPVET ClearBridge Variable   2010  2,043,961 1.612 - 1.619   3,308,244     1.68        0.20 - 0.25              16.31
  Fundamental All Cap Value   2009  2,301,724 1.386 - 1.392   3,201,777     1.71        0.20 - 0.25       29.05 - 29.13
  Investment Option           2008  1,942,530 1.059 - 1.078   2,093,056     1.47        0.20 - 0.45    (36.85) - (36.70)
                              2007  2,763,338 1.677 - 1.703   4,704,384     0.84        0.20 - 0.45         0.84 - 1.07
                              2006  2,932,147 1.663 - 1.685   4,938,969     1.58        0.20 - 0.45       16.29 - 16.53
LMPVET ClearBridge Variable   2010   640,814  0.912 - 1.111    588,978      0.11        0.20 - 0.25         9.57 - 9.62
  Large Cap Growth            2009   976,867  0.832 - 1.042    817,081      0.33        0.20 - 0.45       41.65 - 42.02
  Investment Option           2008  1,861,758 0.586 - 0.714   1,091,003     0.08        0.20 - 0.45    (37.58) - (37.39)
                              2007  7,945,620 0.936 - 1.141   8,324,580     0.04        0.20 - 0.45         4.86 - 5.06
                              2006  7,480,827 0.891 - 1.086   7,378,268     0.14        0.20 - 0.45         4.08 - 4.45
LMPVET ClearBridge Variable   2010  3,106,336 1.352 - 1.491   4,337,297     3.11        0.20 - 0.25         9.21 - 9.23
  Large Cap Value             2009  2,708,403 1.238 - 1.365   3,468,159     1.99        0.20 - 0.25       24.20 - 24.30
  Investment Option           2008  2,722,073 0.879 - 1.099   2,842,019     1.06        0.15 - 0.45    (35.93) - (35.70)
                              2007  4,491,288 1.551 - 1.712   7,237,196     1.23        0.20 - 0.45         3.44 - 3.75
                              2006  4,952,272 1.318 - 1.652   7,668,605     0.71        0.15 - 0.45       17.72 - 18.10
LMPVET Global Currents        2010   760,890  0.641 - 0.842    580,456      1.73        0.20 - 0.25         3.44 - 3.55
  Variable International      2009   773,330  0.619 - 0.814    569,099      1.14        0.20 - 0.25       28.19 - 28.42
  All Cap Opportunity         2008   879,779  0.482 - 0.635    497,409      2.03        0.20 - 0.45    (43.67) - (43.51)
  Investment Option           2007   974,576  0.854 - 1.124    987,995      0.88        0.20 - 0.45         5.84 - 6.09
                              2006  1,007,220 0.805 - 1.060    962,972      5.36        0.20 - 0.45       25.30 - 25.59
LMPVET Investment Counsel     2010   475,419  1.077 - 1.123    512,291      1.27        0.20 - 0.25       11.85 - 11.95
  Variable Social Awareness   2009   504,837  0.962 - 1.004    486,020      1.45        0.20 - 0.25       22.55 - 22.59
  Investment Option           2008  1,012,274 0.785 - 0.819    794,801      1.35        0.20 - 0.25    (25.41) - (25.38)
                              2007  2,019,567 1.052 - 1.098   2,124,902     1.40        0.20 - 0.25       10.69 - 10.74
                              2006  2,235,404 0.950 - 0.992   2,125,871     0.52        0.20 - 0.45         7.23 - 7.47
LMPVIT Western Asset Variable 2010  4,275,102 1.391 - 1.395   5,944,890     8.95        0.20 - 0.25       14.67 - 14.72
  Global High Yield Bond      2009  4,324,597 1.213 - 1.216   5,246,026    11.40        0.20 - 0.25       55.12 - 55.30
  Investment Option           2008  5,194,758 0.782 - 0.783   4,061,183     5.87        0.20 - 0.25    (31.01) - (30.98)
  (Commenced 3/14/2005 and    2007 13,822,106 1.133 - 1.135  15,660,036     6.68              0.25              (0.35)
  began transactions in 2006) 2006 17,593,279 1.137 - 1.138  19,995,699     5.93        0.20 - 0.25         6.95 - 7.47
LMPVIT Western Asset          2010   692,816  1.794 - 1.858   1,249,766     2.53        0.20 - 0.25       11.52 - 11.64
  Variable Strategic Bond     2009   889,180  1.607 - 1.666   1,435,990     5.36        0.20 - 0.25       21.52 - 21.56
  Investment Option           2008   773,685  1.322 - 1.371   1,027,956     2.88        0.20 - 0.45    (17.37) - (17.17)
                              2007  3,108,745 1.596 - 1.657   4,977,502     4.68        0.20 - 0.45         1.50 - 1.79
                              2006  2,971,179 1.568 - 1.628   4,679,187     4.17        0.20 - 0.45         4.56 - 4.85

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------- ------------------------------------------------
                                                 UNIT VALUE              INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                 LOWEST TO       NET       INCOME        LOWEST TO         LOWEST TO
                                      UNITS     HIGHEST ($)   ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ------------- ---------- ------------- ---------------- -----------------
MFS VIT New Discovery           2010    16,381         1.290      21,135       --              0.20               36.08
  Investment Option
  (Commenced 11/10/2008 and
  began transactions in 2010)
MIST BlackRock High Yield       2010 11,234,671 2.185 - 2.393 25,706,919     6.60      (0.01) - 0.14       15.94 - 16.13
  Investment Option             2009  9,532,003 1.851 - 2.064 18,734,894     5.71        0.01 - 0.34       46.73 - 47.27
  (Commenced 4/30/2007)         2008  6,458,444 1.280 - 1.404  8,911,064     7.51        0.01 - 0.34    (24.45) - (24.20)
                                2007 10,497,224 1.689 - 1.855 18,755,613       --        0.04 - 0.34      (1.94) - (1.69)
MIST BlackRock Large Cap Core   2010  9,846,995 0.770 - 0.976  9,555,864     1.25        0.20 - 0.25       12.31 - 12.41
  Investment Option             2009 11,114,377 0.685 - 0.869  9,548,809     0.98        0.25 - 0.45       18.88 - 18.92
  (Commenced 5/1/2006)          2008  8,592,239 0.576 - 0.731  6,162,095     0.65        0.20 - 0.45    (37.57) - (37.39)
                                2007  8,260,595 0.912 - 1.169  9,442,669     0.20        0.20 - 0.45         0.70 - 5.36
                                2006   904,781  0.866 - 1.101   843,908        --        0.20 - 0.45         6.69 - 6.91
MIST Clarion Global Real Estate 2010  5,943,976 2.110 - 2.861 14,763,665     8.33        0.10 - 0.35       15.87 - 16.18
  Investment Option             2009  5,730,394 1.821 - 2.465 12,410,388     3.59        0.10 - 0.45       34.54 - 34.98
  (Commenced 5/1/2006)          2008  7,852,558 1.373 - 1.828 12,677,317     2.32        0.10 - 0.45    (41.82) - (41.63)
                                2007 13,852,231 2.353 - 3.134 40,027,803     1.21        0.10 - 0.45    (17.27) - (14.93)
                                2006 19,986,349 2.766 - 3.685 70,872,479       --        0.15 - 0.45       22.64 - 22.88
MIST Harris Oakmark             2010  6,021,081 1.300 - 1.620  8,667,146     2.06        0.15 - 0.25       16.38 - 16.46
  International                 2009  5,974,481 1.117 - 1.397  7,417,949     6.28        0.10 - 0.25       55.12 - 55.39
  Investment Option             2008 14,631,922 0.720 - 0.899 11,623,836     2.00        0.10 - 0.45    (40.97) - (40.82)
  (Commenced 5/1/2006)          2007 17,975,691 1.217 - 1.519 23,644,971     0.62        0.09 - 0.44      (7.55) - (1.02)
                                2006  9,827,544 1.230 - 1.269 12,284,727       --        0.16 - 0.41       11.00 - 11.31
MIST Invesco Small Cap Growth   2010   118,587  1.534 - 1.538   182,234        --        0.20 - 0.25       26.15 - 26.27
  Investment Option             2009   122,868  1.216 - 1.218   149,614        --        0.20 - 0.25       33.85 - 33.92
  (Commenced 5/1/2006)          2008   167,590  0.908 - 0.910   152,397        --        0.20 - 0.25    (38.77) - (38.72)
                                2007   308,441         1.485    457,898        --              0.20               11.24
                                2006   183,500         1.335    245,021        --              0.20                8.27
MIST Janus Forty                2010 20,074,904 0.747 - 1.354 22,164,389     1.73        0.15 - 0.35         9.30 - 9.55
  Investment Option             2009 18,380,985 0.683 - 1.236 19,077,489       --        0.15 - 0.45       42.48 - 42.89
  (Commenced 5/1/2006)          2008 32,714,712 0.478 - 0.865 24,193,209     5.78        0.15 - 0.45    (42.09) - (41.91)
                                2007 16,611,592 0.823 - 1.344 15,475,331     0.15        0.20 - 0.45       29.89 - 30.23
                                2006 17,823,011 0.632 - 1.032 12,662,276       --        0.20 - 0.45         3.25 - 3.44
MIST Lazard Mid Cap             2010   983,124  1.704 - 2.137  1,722,771     1.06        0.20 - 0.25       22.96 - 23.03
  Investment Option             2009  1,142,320 1.385 - 1.738  1,611,922     1.43        0.20 - 0.25       36.85 - 36.86
  (Commenced 4/28/2008)         2008  1,992,839 1.012 - 1.270  2,068,782       --        0.20 - 0.45    (36.18) - (36.16)
MIST Loomis Sayles Global       2010  2,788,525 1.650 - 1.655  4,601,659     3.27        0.20 - 0.25       22.13 - 22.14
  Markets Investment Option     2009  2,781,628 1.351 - 1.355  3,759,496     2.31        0.20 - 0.25       40.58 - 40.71
  (Commenced 4/30/2007)         2008  4,183,257 0.961 - 0.963  4,020,076     6.40        0.20 - 0.25    (39.25) - (39.20)
                                2007  6,255,239 1.582 - 1.584  9,893,649       --        0.20 - 0.25       20.55 - 20.58
MIST Lord Abbett Bond           2010   382,147  1.931 - 2.212   753,286      6.37        0.20 - 0.25       12.86 - 12.99
  Debenture Investment Option   2009   409,494  1.709 - 1.960   712,837      8.84        0.20 - 0.25       36.78 - 36.83
  (Commenced 5/1/2006)          2008  1,287,676 1.249 - 1.433  1,622,532     5.00        0.20 - 0.45    (18.76) - (18.58)
                                2007  1,307,048 1.534 - 1.760  2,030,107     8.65        0.20 - 0.45         6.39 - 6.68
                                2006  4,172,978 1.438 - 1.652  6,714,424       --        0.20 - 0.45         5.58 - 5.76

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ------------------------------------------------
                                                UNIT VALUE              INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                LOWEST TO       NET       INCOME        LOWEST TO         LOWEST TO
                                     UNITS     HIGHEST ($)   ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ---------- ------------- ---------- ------------- ---------------- -----------------
MIST Lord Abbett Growth and    2010  2,097,757 1.196 - 1.201  2,518,718     1.02        0.20 - 0.25       16.80 - 16.83
  Income Investment Option     2009  2,147,980 1.008 - 1.028  2,208,403     2.19        0.20 - 0.45       17.76 - 18.16
  (Commenced 5/1/2006)         2008  3,552,707 0.856 - 0.873  3,091,508     1.59        0.15 - 0.45    (36.59) - (36.46)
                               2007 10,589,983 1.350 - 1.374 14,525,509     0.64        0.15 - 0.45         3.29 - 3.62
                               2006  5,631,229 1.307 - 1.326  7,463,346       --        0.15 - 0.45         8.29 - 8.96
MIST Lord Abbett Mid Cap Value 2010  6,748,844 1.048 - 1.050  7,087,154     0.59        0.20 - 0.25       25.21 - 25.30
  Income Investment Option     2009  6,843,520 0.837 - 0.838  5,736,696     2.14        0.20 - 0.25       26.20 - 26.24
  (Commenced 5/1/2006)         2008  7,045,343 0.659 - 0.666  4,676,546     0.66        0.10 - 0.45    (39.09) - (38.79)
                               2007 28,966,786 1.082 - 1.088 31,478,015     0.31        0.10 - 0.45       (9.56) - 0.46
                               2006  8,861,872        1.082   9,591,911       --        0.15 - 0.20        1.41 - 15.35
MIST MFS Emerging Markets      2010  3,027,112 1.889 - 2.590  6,190,495     1.21        0.20 - 0.25       23.69 - 23.71
  Equity Investment Option     2009  3,093,070 1.527 - 2.094  5,038,330     1.96        0.20 - 0.25       68.73 - 68.92
  (Commenced 4/30/2007)        2008  3,253,402 0.904 - 1.241  3,145,530     1.56        0.20 - 0.45    (55.60) - (55.47)
                               2007  3,320,809 2.030 - 2.788  7,219,917       --        0.20 - 0.45       26.23 - 26.40
MIST MFS Research              2010  2,697,454 1.455 - 1.462  3,944,359     1.65        0.20 - 0.25       11.07 - 11.18
  International                2009  2,643,562 1.310 - 1.315  3,476,840     3.40        0.20 - 0.25       31.24 - 31.26
  Investment Option            2008  2,879,109 0.998 - 1.002  2,883,933     1.99        0.20 - 0.25    (42.51) - (42.48)
  (Commenced 4/30/2007)        2007  4,572,964 1.713 - 1.742  7,961,575       --        0.20 - 0.45         5.29 - 5.51
MIST PIMCO Inflation Protected 2010  9,998,970 1.517 - 1.546 15,365,358     2.44        0.10 - 0.35         7.67 - 7.89
  Bond Investment Option       2009 12,081,160 1.400 - 1.433 17,226,457     5.99        0.10 - 0.45       17.85 - 18.23
  (Commenced 4/30/2007)        2008 27,784,418 1.188 - 1.212 33,477,301     4.10        0.10 - 0.45      (7.26) - (6.98)
                               2007 24,800,396 1.278 - 1.299 32,067,720       --        0.10 - 0.45         7.12 - 7.36
MIST Pioneer Fund              2010   737,980  1.060 - 1.069   783,816      1.41        0.20 - 0.25       15.94 - 15.97
  Investment Option            2009   790,518  0.914 - 0.922   723,794      0.02        0.20 - 0.25       23.59 - 23.68
  (Commenced 5/1/2006)         2008      4,666        0.746       3,483     1.29              0.25             (33.03)
                               2007     47,835        1.114      53,277     0.61              0.25                4.80
                               2006   118,220         1.063    125,707        --              0.25               11.66
MIST Pioneer Strategic Income  2010   641,547  2.126 - 2.159  1,363,634     6.72        0.20 - 0.25       11.92 - 11.95
  Investment Option            2009       711  1.899 - 1.929      1,366     5.55        0.20 - 0.25       32.76 - 32.89
  (Commenced 5/1/2006 and)     2008       503  1.429 - 1.453       731        --        0.20 - 0.25            (10.97)
  began transactions in 2008)
MIST T. Rowe Price Mid Cap     2010  3,260,105        1.211   3,949,437       --              0.20               27.74
  Growth Investment Option     2009  1,699,076        0.948   1,610,379       --              0.20               45.62
  (Commenced 4/28/2008)        2008   763,466         0.651    497,131        --              0.20             (37.36)
MIST Third Avenue Small Cap    2010  4,411,948 2.184 - 2.195  9,656,765     1.19        0.20 - 0.25       19.61 - 19.68
  Value Investment Option      2009  4,940,545 1.826 - 1.834  9,040,020     1.17        0.20 - 0.25       26.10 - 26.13
  (Commenced 4/30/2007)        2008  6,715,573 1.426 - 1.454  9,739,517     0.87        0.20 - 0.45    (30.13) - (29.93)
                               2007 12,584,212 1.952 - 2.075 26,073,461       --        0.10 - 0.45      (9.33) - (9.12)
MSF Artio International Stock  2010    24,971         1.518      37,895       --              0.20                7.05
  Investment Option
  (Commenced 4/28/2008 and
  began transactions in 2010)

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                    ------------------------------------- ------------------------------------------------
                                                 UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                 LOWEST TO        NET       INCOME        LOWEST TO         LOWEST TO
                                       UNITS    HIGHEST ($)    ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ------------- ----------- ------------- ---------------- -----------------
MSF BlackRock Aggressive       2010   7,093,972 0.668 - 1.035   5,641,801       --        0.20 - 0.25       14.87 - 14.97
  Growth Investment Option     2009   6,778,241 0.581 - 0.901   4,638,079     0.06        0.20 - 0.25       48.93 - 48.97
  (Commenced 5/1/2006)         2008   8,374,562 0.390 - 0.605   3,709,680       --        0.20 - 0.45    (46.00) - (45.83)
                               2007  11,829,117 0.720 - 1.118   9,301,631       --        0.20 - 0.45       19.96 - 20.20
                               2006  11,629,711 0.599 - 0.931   7,614,677       --        0.20 - 0.45      (1.71) - (1.48)
MSF BlackRock Bond Income      2010   3,386,772 1.524 - 1.531   5,166,626     3.60        0.20 - 0.25         8.09 - 8.12
  Investment Option            2009   3,014,799 1.410 - 1.416   4,256,871     6.75        0.20 - 0.25         9.22 - 9.26
  (Commenced 5/1/2006)         2008   3,751,486 1.272 - 1.296   4,851,880     6.22        0.20 - 0.45      (3.85) - (3.64)
                               2007   7,807,685 1.323 - 1.345  10,493,386     3.21        0.20 - 0.45         5.84 - 6.09
                               2006   7,023,508 1.250 - 1.268   8,901,373       --        0.20 - 0.45         4.69 - 4.88
MSF BlackRock Diversified      2010     647,025 1.146 - 1.246     785,127     1.85        0.20 - 0.25         9.39 - 9.46
  Investment Option            2009     605,158 1.047 - 1.139     669,882     4.64        0.20 - 0.25       16.94 - 16.98
  (Commenced 4/30/2007)        2008     478,320 0.895 - 0.974     447,292     3.01        0.20 - 0.45    (25.14) - (24.92)
                               2007   2,962,202 1.192 - 1.298   3,809,622       --        0.20 - 0.45         1.11 - 1.27
MSF BlackRock Large Cap Value  2010   3,001,173 1.225 - 1.230   3,692,296     0.83        0.15 - 0.20         8.70 - 8.75
  Investment Option            2009   2,514,588        1.131    2,844,443     1.21              0.15               10.88
  (Commenced 4/28/2008)        2008   5,052,364        1.020    5,153,946       --              0.15             (31.19)
MSF BlackRock Legacy           2010   3,590,400 0.711 - 0.920   2,884,840     0.22        0.20 - 0.25       19.48 - 19.70
  Large Cap Growth             2009   3,503,546 0.594 - 0.770   2,381,316       --        0.20 - 0.25       30.51 - 30.55
  Investment Option
  (Commenced 5/4/2009)
MSF BlackRock Money Market     2010 115,841,769 1.186 - 1.316 149,581,427     0.01        0.10 - 0.35      (0.34) - (0.08)
  Investment Option            2009 119,127,805 1.190 - 1.319 154,467,545     0.44        0.15 - 0.45       (0.08) - 0.25
  (Commenced 5/1/2006)         2008 122,609,331 1.208 - 1.317 158,663,216     2.84        0.15 - 0.45         2.46 - 2.72
                               2007 143,562,404 1.176 - 1.284 181,026,556     4.93        0.15 - 0.45         4.56 - 4.91
                               2006  97,923,083 1.121 - 1.225 117,915,490     3.27        0.15 - 0.45         2.09 - 3.20
MSF Davis Venture Value        2010       2,901        4.167       12,091       --              0.20               11.78
  Investment Option
  (Commenced 4/28/2008 and
  began transactions in 2010)
MSF FI Value Leaders           2010   5,091,658 1.224 - 1.319   6,375,101     1.54        0.20 - 0.25       14.10 - 14.29
  Investment Option            2009   5,406,736 1.071 - 1.156   5,908,285     2.73        0.20 - 0.45       21.20 - 21.43
  (Commenced 5/1/2006)         2008   6,493,412 0.882 - 0.952   5,831,011     1.90        0.20 - 0.45    (39.31) - (39.13)
                               2007  11,271,223 1.449 - 1.565  17,016,803     0.78        0.20 - 0.45         3.64 - 3.87
                               2006  12,362,958 1.395 - 1.507  17,812,997       --        0.20 - 0.45         3.34 - 3.56
MSF Jennison Growth            2010   1,031,991        1.397    1,442,007     0.64              0.20               11.40
  Investment Option
  (Commenced 4/28/2008 and
  began transactions in 2010)
MSF MetLife Aggressive         2010   1,517,348 1.187 - 1.190   1,805,050     1.19        0.20 - 0.25       15.35 - 15.42
  Allocation Investment Option 2009   2,549,249 1.029 - 1.033   2,627,333     1.82        0.15 - 0.25       31.17 - 31.26
  (Commenced 5/1/2006)         2008   4,057,308 0.784 - 0.787   3,188,519     0.45        0.15 - 0.25    (40.61) - (40.54)
                               2007   5,146,617 1.320 - 1.324   6,807,549     0.06        0.15 - 0.25         3.04 - 3.12
                               2006   1,049,578 1.281 - 1.284   1,346,705       --        0.15 - 0.25        6.92 - 13.83

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                    ------------------------- ---------- ------------------------------------------------
                                                UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                LOWEST TO        NET       INCOME        LOWEST TO         LOWEST TO
                                     UNITS     HIGHEST ($)    ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ---------- -------------- ---------- ------------- ---------------- -----------------
MSF MetLife Conservative       2010  1,462,237 1.308 - 1.312   1,916,597     3.65        0.20 - 0.25         9.73 - 9.88
  Allocation Investment Option 2009   897,775  1.192 - 1.197   1,071,088     2.98        0.15 - 0.25       20.24 - 20.30
  (Commenced 5/1/2006)         2008  2,225,945 0.991 - 0.995   2,210,459     1.17        0.15 - 0.25    (14.64) - (14.52)
                               2007  1,759,746 1.161 - 1.164   2,042,991       --        0.15 - 0.25         5.35 - 5.43
                               2006  4,478,240 1.102 - 1.104   4,942,263       --        0.15 - 0.25         2.23 - 5.44
MSF MetLife Conservative       2010   598,406  1.289 - 1.293    772,226      3.31        0.20 - 0.25       11.22 - 11.37
  to Moderate Allocation       2009   510,449  1.159 - 1.164    591,856      2.90        0.15 - 0.25       23.38 - 23.44
  Investment Option            2008  2,580,385 0.939 - 0.943   2,430,117     1.10        0.15 - 0.25    (21.82) - (21.68)
  (Commenced 5/1/2006)         2007  6,733,031 1.201 - 1.204   8,101,928       --        0.15 - 0.25         4.52 - 4.60
                               2006  9,068,317 1.149 - 1.151  10,432,225       --        0.15 - 0.25         5.60 - 7.57
MSF MetLife Mid Cap Stock      2010  1,267,607 2.027 - 2.038   2,582,576     1.02        0.15 - 0.20       26.06 - 26.11
  Index Investment Option      2009  1,065,555 1.608 - 1.616   1,721,970     1.35        0.15 - 0.20       36.73 - 36.83
  (Commenced 4/28/2008)        2008   135,743  1.176 - 1.181    160,369        --        0.15 - 0.20    (35.51) - (35.49)
MSF MetLife Moderate           2010  5,366,631 1.265 - 1.268   6,796,849     1.98        0.20 - 0.25       12.91 - 12.95
  Allocation Investment Option 2009  2,899,665 1.120 - 1.123   3,250,002     2.90        0.20 - 0.25       26.13 - 26.32
  (Commenced 5/1/2006)         2008  1,212,413 0.888 - 0.891   1,077,372     0.90        0.15 - 0.25    (28.82) - (28.72)
                               2007 10,244,446 1.247 - 1.250  12,802,528     0.01        0.15 - 0.25         4.09 - 4.17
                               2006  1,965,704 1.198 - 1.200   2,356,862       --        0.15 - 0.25         5.09 - 9.69
MSF MetLife Moderate to        2010  1,826,496 1.210 - 1.214   2,213,036     2.31        0.20 - 0.25       14.37 - 14.53
  Aggressive Allocation        2009  1,798,633 1.058 - 1.060   1,903,593     2.26        0.20 - 0.25       28.80 - 28.87
  Investment Option            2008   922,423  0.821 - 0.823    758,228      0.82        0.20 - 0.25    (35.30) - (35.25)
  (Commenced 5/1/2006)         2007  1,458,090 1.269 - 1.271   1,850,573     0.03        0.20 - 0.25         3.59 - 3.67
                               2006   426,130  1.225 - 1.226    522,088        --        0.20 - 0.25        4.26 - 11.15
MSF MetLife Stock Index        2010 21,757,388 1.558 - 1.577  34,028,871     1.77        0.08 - 0.23       14.56 - 14.69
  Investment Option            2009 21,950,152 1.360 - 1.370  29,939,412     1.91        0.13 - 0.23       25.93 - 26.04
  (Commenced 4/30/2007)        2008 25,571,690 1.066 - 1.087  27,728,723     2.00        0.13 - 0.43    (37.37) - (37.17)
                               2007 44,521,122 1.702 - 1.730  76,908,937       --        0.13 - 0.43      (0.82) - (0.63)
MSF MFS Total Return           2010 15,551,878 1.455 - 1.746  26,638,450     2.88        0.10 - 0.25         9.60 - 9.73
  Investment Option            2009 14,788,424 1.569 - 1.593  23,354,946     4.32        0.20 - 0.25       18.09 - 18.15
  (Commenced 5/1/2006)         2008 19,827,755 1.117 - 1.349  26,543,341     3.07        0.15 - 0.45    (22.65) - (22.43)
                               2007 21,883,376 1.713 - 1.741  37,563,528     1.86        0.20 - 0.45         3.76 - 3.94
                               2006 27,516,843 1.385 - 1.676  45,429,214       --        0.15 - 0.45         7.70 - 7.95
MSF MFS Value                  2010  7,593,296 1.486 - 1.815  11,313,054     1.43        0.15 - 0.25       11.15 - 11.31
  Investment Option            2009  6,342,711 1.335 - 1.633   8,475,454       --        0.15 - 0.25       20.52 - 20.60
  (Commenced 4/28/2008)        2008     21,597        1.355       29,270       --              0.25             (29.57)
MSF Morgan Stanley EAFE        2010     25,177        1.541       38,789       --              0.20                7.99
  Index Investment Option
  (Commenced 4/28/2008 and
  began transactions in 2010)
MSF Oppenheimer Global         2010   329,921  1.427 - 1.431    472,200      1.25        0.20 - 0.25       15.64 - 15.68
  Equity Investment Option     2009   244,968  1.220 - 1.237    303,047      2.20        0.20 - 0.25       39.27 - 39.46
  (Commenced 5/1/2006)         2008   540,918  0.885 - 0.887    479,618      2.51        0.20 - 0.25    (40.68) - (40.67)
                               2007   735,889         1.495    1,099,890     0.92              0.20                6.10
                               2006   861,392  1.407 - 1.409   1,213,985       --        0.19 - 0.24         6.42 - 6.43

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                  ------------------------------------- ------------------------------------------------
                                               UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                               LOWEST TO        NET       INCOME        LOWEST TO         LOWEST TO
                                     UNITS    HIGHEST ($)    ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ----------- ------------- ----------- ------------- ---------------- -----------------
MSF Russell 2000 Index       2010  11,745,494 1.483 - 1.995  20,357,543     1.04        0.10 - 0.35       26.50 - 26.84
  Investment Option          2009   9,761,406 1.171 - 1.576  13,272,784     2.15        0.15 - 0.45       25.43 - 25.83
  (Commenced 4/30/2007)      2008  11,704,787 0.931 - 1.254  12,549,521     1.13        0.15 - 0.45    (33.75) - (33.55)
                             2007  18,889,259 1.401 - 1.889  28,667,494       --        0.15 - 0.45      (7.19) - (6.98)
MSF T. Rowe Price Large Cap  2010   1,580,977 1.040 - 1.045   1,652,231     0.07        0.20 - 0.25       16.46 - 16.50
  Growth Investment Option   2009   1,590,178 0.893 - 0.897   1,426,484     0.33        0.20 - 0.25       42.65 - 42.83
  (Commenced 5/1/2006)       2008   2,410,322 0.626 - 0.628   1,514,719     0.30        0.20 - 0.25    (42.17) - (42.14)
                             2007   2,806,657 1.068 - 1.086   3,046,813     0.13        0.20 - 0.45         8.65 - 8.93
                             2006   3,400,165 0.983 - 0.997   3,388,151       --        0.20 - 0.45         8.02 - 8.13
MSF Western Asset Management 2010   2,916,768 1.746 - 1.751   5,097,375     3.41        0.05 - 0.10         5.67 - 5.75
  U.S. Government            2009   4,652,479 1.651 - 1.657   7,684,722     3.86        0.05 - 0.10         4.28 - 4.30
  Investment Option          2008  10,816,523 1.412 - 1.589  17,125,896     4.46        0.05 - 0.30      (0.64) - (0.35)
  (Commenced 5/1/2006)       2007  15,127,042 1.417 - 1.597  23,801,308     2.48        0.05 - 0.30         4.04 - 4.81
                             2006  12,848,012 1.510 - 1.532  19,580,486       --        0.05 - 0.30         4.28 - 4.46
PIMCO VIT Low Duration       2010  13,996,846 1.338 - 1.342  18,779,369     1.62        0.20 - 0.25         5.02 - 5.09
  Investment Option          2009  13,107,557 1.274 - 1.277  16,739,924     3.64        0.20 - 0.25       13.04 - 13.11
                             2008  19,396,515 1.116 - 1.132  21,896,847     4.10        0.15 - 0.45      (0.89) - (0.61)
                             2007  15,490,403 1.126 - 1.139  17,613,225     4.76        0.15 - 0.45         6.83 - 7.25
                             2006  31,275,170 1.054 - 1.062  33,159,562     4.31        0.15 - 0.45         2.12 - 3.82
PIMCO VIT Total Return       2010  99,258,002 1.825 - 1.876 185,834,822     2.42        0.10 - 0.35         7.73 - 7.97
  Investment Option          2009 100,124,315 1.694 - 1.739 173,692,771     5.18        0.10 - 0.45       13.48 - 13.96
                             2008  93,071,668 1.499 - 1.528 141,841,327     4.46        0.10 - 0.45         4.31 - 4.69
                             2007  96,209,141 1.437 - 1.461 140,174,998     4.80        0.10 - 0.45         8.29 - 8.61
                             2006 104,174,251 1.327 - 1.346 139,900,539     4.41        0.10 - 0.45         3.35 - 3.73
Pioneer VCT Emerging Markets 2010   1,540,411 4.310 - 4.327   6,664,200     0.34        0.15 - 0.20       15.36 - 15.45
  Investment Option          2009   1,342,316 3.736 - 3.748   5,031,343     0.85        0.15 - 0.20       73.69 - 73.76
  (Commenced 4/28/2008)      2008   2,185,039 2.151 - 2.157   4,713,572       --        0.15 - 0.20    (55.17) - (55.16)
Pioneer VCT Mid Cap Value    2010   1,366,320 1.692 - 1.715   2,336,839     0.90        0.20 - 0.35       17.42 - 17.63
  Investment Option          2009   1,357,659 1.429 - 1.458   1,972,305     1.28        0.20 - 0.45       24.69 - 25.04
                             2008   1,775,315 1.146 - 1.170   2,064,065     0.85        0.15 - 0.45    (34.06) - (33.86)
                             2007   2,792,781 1.738 - 1.764   4,920,894     0.75        0.20 - 0.45         4.83 - 5.13
                             2006   3,764,070 1.658 - 1.682   6,309,057       --        0.15 - 0.45       11.80 - 12.13
Putnam VT Multi-Cap Growth   2010    177,018  0.947 - 0.952    168,449      0.34        0.20 - 0.25       19.27 - 19.30
  Investment Option          2009     196,248 0.794 - 0.798     156,523     0.38        0.20 - 0.25              33.00
  (Commenced 2/16/2009)
Royce Micro-Cap              2010   2,469,394 1.773 - 1.778   4,390,270     1.89        0.20 - 0.25       29.61 - 29.69
  Investment Option          2009   1,906,024 1.368 - 1.371   2,612,674       --        0.20 - 0.25       57.77 - 57.79
                             2008   1,050,038 0.867 - 0.871     912,539     0.73        0.15 - 0.25    (43.44) - (43.33)
                             2007   4,128,060 1.535 - 1.537   6,343,196     0.72        0.15 - 0.20         3.78 - 3.79
                             2006   3,688,500 1.479 - 1.481   5,460,139     0.28        0.15 - 0.20       14.10 - 20.83
Royce Small-Cap              2010   7,811,677 1.496 - 1.505  11,744,727     0.12        0.15 - 0.25       20.26 - 20.40
  Investment Option          2009   8,011,958 1.244 - 1.250  10,011,781       --        0.15 - 0.25       34.78 - 34.99
                             2008   8,351,658 0.916 - 0.926   7,731,864     1.27        0.15 - 0.45    (27.47) - (27.32)
                             2007   4,791,185 1.270 - 1.272   6,094,441     0.05        0.20 - 0.25      (2.38) - (2.30)
                             2006   4,407,807 1.301 - 1.302   5,740,708     0.09        0.20 - 0.25        1.80 - 15.32

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                            AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ------------------------------------------------
                                                 UNIT VALUE              INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                 LOWEST TO       NET       INCOME        LOWEST TO         LOWEST TO
                                     UNITS      HIGHEST ($)   ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ---------- ------------- ---------- ------------- ---------------- -----------------
UIF Emerging Markets Debt      2010      2,557         2.642       6,756       --              0.20                9.54
  Investment Option
  (Commenced 11/10/2008 and
  began transactions in 2010)
UIF Emerging Markets Equity    2010  5,701,882         2.093  11,932,117     0.53              0.25               18.72
  Investment Option            2009  3,183,329         1.763   5,610,897       --              0.25               69.52
  (Commenced 11/10/2008 and
  began transactions in 2009)
Vanguard VIF Diversified Value 2010   512,623          1.565     802,355      2.38              0.35                8.91
  Investment Option            2009   500,448  1.428 - 1.446     718,941      8.62       0.25 - 0.45       26.37 - 26.62
                               2008  5,394,944 1.130 - 1.142   6,155,719      3.78       0.25 - 0.45    (36.41) - (36.31)
                               2007 10,524,214 1.777 - 1.793  18,862,855      1.87       0.25 - 0.45         3.43 - 3.70
                               2006 11,261,851 1.718 - 1.732  19,471,816      0.02       0.20 - 0.45       11.67 - 18.32
Vanguard VIF Equity Index      2010  1,054,675         1.373   1,447,742      2.07              0.35               14.51
  Investment Option            2009  1,094,224 1.191 - 1.206   1,311,678      5.45       0.25 - 0.45       25.90 - 26.15
                               2008  9,473,287 0.946 - 0.956   9,052,170      0.47       0.25 - 0.45    (37.23) - (37.11)
                               2007 17,278,773 1.507 - 1.520  26,263,243      1.56       0.25 - 0.45         4.87 - 5.12
                               2006 19,303,659 1.437 - 1.449  27,917,369      0.01       0.20 - 0.45        9.77 - 15.24
Vanguard VIF Short-Term        2010   239,843          1.320     316,580      3.27              0.35                4.85
  Investment-Grade             2009   202,670  1.251 - 1.259     255,135      4.37              0.35       13.32 - 13.42
  Investment Option            2008   163,308          1.104     180,233      5.61              0.45               (3.83)
                               2007   198,302          1.148     227,710      0.89              0.45                5.51
                               2006      1,973         1.088       2,147      2.08              0.45                4.41

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Investment Option invests. The investment income ratio is calculated as a weighted average ratio since the Investment Option may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized policy expenses of each of the applicable Investment Options, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Investment Option.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                    ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                    INTERMEDIATE BOND    INTERNATIONAL VALUE AMERICAN CENTURY VP ULTRA
                                    INVESTMENT OPTION      INVESTMENT OPTION          INVESTMENT OPTION
                               ----------------------- --------------------- --------------------------
                                     2010     2009 (a)     2010     2009 (b)       2010          2009
                               ----------- ----------- --------- ----------- ------------ -------------
Units beginning of year         2,266,161         --      1,535         --       27,655        28,094
Units issued and transferred
  from other funding options      686,118  2,269,256      2,674      1,593           --            --
Units redeemed and transferred
  to other funding options     (2,950,587)    (3,095)      (322)       (58)        (326)         (439)
                               ----------- ----------- --------- ----------- ------------ ------------
Units end of year                   1,692  2,266,161      3,887      1,535       27,329        27,655
                               =========== =========== ========= =========== ============ ============

                                            AMERICAN FUNDS
                               GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH  AMERICAN FUNDS GROWTH-INCOME
                                         INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
                               --------------------------- ----------------------------- -----------------------------
                                    2010            2009            2010          2009          2010            2009
                               ---------- ---------------- --------------- ------------ ------------- ----------------
Units beginning of year           284              42        55,535,367     47,998,514    19,692,268    31,862,852
Units issued and transferred
  from other funding options       55             256         7,007,509     27,425,022     4,357,007     6,694,448
Units redeemed and transferred
  to other funding options        (30)            (14)      (13,102,507)   (19,888,169)   (9,476,075)  (18,865,032)
                               ---------- ---------------- --------------- ------------ ------------- ----------------
Units end of year                 309             284        49,440,369     55,535,367    14,573,200    19,692,268
                               ---------- ---------------- --------------- ------------ ------------- ----------------

                               AMERICAN FUNDS U.S. GOVERNMENT/
                                          AAA RATED SECURITIES DELAWARE VIP SMALL CAP VALUE       DREYFUS VIF APPRECIATION
                                             INVESTMENT OPTION            INVESTMENT OPTION              INVESTMENT OPTION
                               ------------------------------- ---------------------------- ------------------------------
                                       2010           2009            2010            2009       2010              2009
                               ------------- ----------------- ------------ ---------------- ---------- ------------------
Units beginning of year             231,569      3,367,712       4,526,992     5,026,214       877,951        1,510,930
Units issued and transferred
  from other funding options        500,265        408,081         930,323       707,149       177,773          200,261
Units redeemed and transferred
  to other funding options         (261,288)    (3,544,224)       (905,940)   (1,206,371)     (442,143)        (833,240)
                               ------------- ----------------- ------------ ---------------- ---------- ------------------
Units end of year                   470,546        231,569       4,551,375     4,526,992       613,581          877,951
                               ============= ================= ============ ================ ========== ==================

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.

AMERICAN CENTURY VP VISTA     AMERICAN FUNDS BOND   AMERICAN FUNDS GLOBAL GROWTH
        INVESTMENT OPTION       INVESTMENT OPTION              INVESTMENT OPTION
------------------------- ----------------------- ------------------------------
     2010        2009 (a)      2010      2009 (a)         2010           2009
---------- -------------- ---------- ------------ ------------- ----------------
 2,509,247          --        1,604          --     10,376,523      7,065,283
   694,845   2,886,427        2,377       1,661      1,348,031      6,395,789
 (329,092)    (377,180)        (407)        (57)    (4,519,833)    (3,084,549)
---------- -------------- ---------- ------------ ------------- ----------------
 2,875,000   2,509,247        3,574       1,604      7,204,721     10,376,523
========== ============== ========== ============ ============= ================

AMERICAN FUNDS
   HIGH-INCOME
          BOND
    INVESTMENT  AMERICAN FUNDS INTERNATIONAL AMERICAN FUNDS NEW WORLD
        OPTION             INVESTMENT OPTION        INVESTMENT OPTION
--------------- ---------------------------- ------------------------
       2010 (c)       2010              2009         2010       2009
--------------- ----------- ---------------- ------------- -----------
         --      9,653,479      4,061,111      1,881,543          41
        946        683,360      9,239,642        492,637   2,046,195
        (44)    (1,249,346)    (3,647,274)      (359,787)   (164,693)
--------------- ----------- ---------------- ------------- -----------
        902      9,087,493      9,653,479      2,014,393   1,881,543
=============== =========== ================ ============= ===========



  DREYFUS VIF
INTERNATIONAL
        VALUE              DREYFUS VIF
   INVESTMENT  OPPORTUNISTIC SMALL CAP    FIDELITY VIP CONTRAFUND
       OPTION        INVESTMENT OPTION          INVESTMENT OPTION
------------- ------------------------ --------------------------
    2010 (d)      2010         2009          2010        2009
------------- ---------- ------------- ------------ -------------
        --    1,180,640     1,392,016   27,814,855    16,077,399
       673      290,785       234,176    3,892,385    18,348,472
       (29)    (288,568)     (445,552) (10,342,270)   (6,611,016)
------------- ---------- ------------- ------------ -------------
       644    1,182,857     1,180,640   21,364,970    27,814,855
============= ========== ============= ============ =============

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                               FIDELITY VIP EQUITY-INCOME FIDELITY VIP FREEDOM 2030 FIDELITY VIP HIGH INCOME
                                        INVESTMENT OPTION         INVESTMENT OPTION         INVESTMENT OPTION
                               -------------------------- ------------------------- ------------------------
                                     2010           2009        2010         2009         2010        2009
                               ----------- -------------- ----------- ------------- ---------- -------------
Units beginning of year         3,316,905       67,288        1,762      3,841,489        640     2,699,652
Units issued and transferred
  from other funding options          648    3,967,573           71         66,388        863        46,088
Units redeemed and transferred
  to other funding options       (266,290)    (717,956)      (1,002)    (3,906,115)      (134)   (2,745,100)
                               ----------- -------------- ----------- ------------- ---------- -------------
Units end of year               3,051,263    3,316,905          831          1,762      1,369           640
                               =========== ============== =========== ============= ========== =============

                                                                                               FTVIPT
                                                                                        MUTUAL GLOBAL
                                                                                            DISCOVERY
                                                                        FTVIPT FRANKLIN    SECURITIES
                               FIDELITY VIP OVERSEAS    SMALL-MID CAP GROWTH SECURITIES    INVESTMENT
                                   INVESTMENT OPTION                  INVESTMENT OPTION        OPTION
                               ------------------------ ------------------------------- --------------
                                      2010        2009          2010             2009         2010 (d)
                               ----------- ------------ ------------- ----------------- --------------
Units beginning of year         4,456,063  10,717,927      5,692,791       9,154,154               --
Units issued and transferred
  from other funding options      892,933   3,030,277      1,749,909       1,746,136            3,378
Units redeemed and transferred
  to other funding options     (1,411,310) (9,292,141)    (2,074,389)     (5,207,499)             (86)
                               ----------- ------------ ------------- ----------------- --------------
Units end of year               3,937,686   4,456,063      5,368,311       5,692,791            3,292
                               =========== ============ ============= ================= ==============

                               INVESCO V.I. GLOBAL REAL ESTATE INVESCO V.I. INTERNATIONAL GROWTH JANUS ASPEN ENTERPRISE
                                             INVESTMENT OPTION                 INVESTMENT OPTION      INVESTMENT OPTION
                               ------------------------------- --------------------------------- ----------------------
                                     2010            2009             2010               2009       2010       2009
                               ----------- ------------------- ------------- ------------------- --------- ------------
Units beginning of year         1,670,231             55         17,277,737    28,202,476         750,846   1,009,867
Units issued and transferred
  from other funding options      734,008      2,136,689          1,316,201     7,722,185         250,752     288,705
Units redeemed and transferred
  to other funding options       (417,411)      (466,513)        (4,965,671)  (18,646,924)       (126,735)   (547,726)
                               ----------- ------------------- ------------- ------------------- --------- ------------
Units end of year               1,986,828      1,670,231         13,628,267    17,277,737         874,863     750,846
                               =========== =================== ============= =================== ========= ============

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.

                                   FIDELITY VIP
   FIDELITY VIP INDEX 500 INVESTMENT GRADE BOND    FIDELITY VIP MID CAP
        INVESTMENT OPTION     INVESTMENT OPTION       INVESTMENT OPTION
------------------------- --------------------- ------------------------
       2010        2009        2010      2009         2010          2009
----------- ------------- ---------- ---------- ----------- ------------
17,087,590    13,613,641        222         32  12,091,966   18,563,022
 2,172,941     6,529,891  1,154,268    323,484   3,455,800    4,356,116
(2,767,950)   (3,055,942)  (416,519)  (323,294) (5,086,327) (10,827,172)
----------- ------------- ---------- ---------- ----------- ------------
16,492,581    17,087,590    737,971        222  10,461,439   12,091,966
=========== ============= ========== ========== =========== ============

             FTVIPT TEMPLETON        FTVIPT TEMPLETON       FTVIPT TEMPLETON
DEVELOPING MARKETS SECURITIES      FOREIGN SECURITIES  GLOBAL BOND SECURITIES
            INVESTMENT OPTION       INVESTMENT OPTION       INVESTMENT OPTION
----------------------------- ----------------------- -----------------------
      2010            2009         2010         2009      2010        2009
----------- ----------------- ----------- ----------- ---------- ------------
 3,303,926      3,337,465     12,124,687  10,823,356  4,511,787    7,124,126
   973,170      2,819,106      2,330,119   5,578,370  1,327,074      983,658
(1,435,684)    (2,852,645)    (2,638,553) (4,277,039)  (483,573)  (3,595,997)
----------- ----------------- ----------- ----------- ---------- ------------
 2,841,412      3,303,926     11,816,253  12,124,687  5,355,288    4,511,787
=========== ================= =========== =========== ========== ============

                                                                JANUS ASPEN
JANUS ASPEN GLOBAL TECHNOLOGY   JANUS ASPEN OVERSEAS   PERKINS MID CAP VALUE
            INVESTMENT OPTION      INVESTMENT OPTION       INVESTMENT OPTION
----------------------------- ---------------------- -----------------------
       2010           2009        2010       2009         2010        2009
------------ ---------------- ---------- ----------- ----------- -----------
  3,303,156     1,740,453       752,604  1,209,049    6,696,673   8,482,829
  6,430,680     2,610,602       770,369    263,466    1,053,955     998,233
 (2,236,500)   (1,047,899)     (150,845)  (719,911)  (1,931,679) (2,784,389)
------------ ---------------- ---------- ----------- ----------- -----------
  7,497,336     3,303,156     1,372,128    752,604    5,818,949   6,696,673
============ ================ ========== =========== =========== ===========

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                  LMPVET CLEARBRIDGE       LMPVET CLEARBRIDGE
                                 JANUS ASPEN WORLDWIDE    VARIABLE AGGRESSIVE GROWTH    VARIABLE APPRECIATION
                                     INVESTMENT OPTION             INVESTMENT OPTION        INVESTMENT OPTION
                               -------------------------- ----------------------------- ------------------------
                                    2010          2009         2010             2009      2010           2009
                               ------------ ------------- ------------ ---------------- --------- --------------
Units beginning of year        1,502,827     2,237,940      886,193        1,762,052    12,876         13,080
Units issued and transferred
  from other funding options     371,163       735,949      486,716          425,319        96             --
Units redeemed and transferred
  to other funding options      (400,533)   (1,471,062)    (203,364)      (1,301,178)     (204)          (204)
                               ------------ ------------- ------------ ---------------- --------- --------------
Units end of year              1,473,457     1,502,827    1,169,545          886,193    12,768         12,876
                               ============ ============= ============ ================ ========= ==============

                                                           LMPVET GLOBAL CURRENTS
                                     LMPVET CLEARBRIDGE    VARIABLE INTERNATIONAL    LMPVET INVESTMENT COUNSEL
                               VARIABLE LARGE CAP VALUE       ALL CAP OPPORTUNITY    VARIABLE SOCIAL AWARENESS
                                      INVESTMENT OPTION         INVESTMENT OPTION            INVESTMENT OPTION
                               --------------------------- ------------------------- ----------------------------
                                    2010           2009       2010           2009        2010             2009
                               ------------ -------------- ---------- -------------- ----------- ----------------
Units beginning of year        2,708,403      2,722,073    773,330        879,779     504,837        1,012,274
Units issued and transferred
  from other funding options   1,068,961      1,625,009     81,150        149,046     168,866          254,592
Units redeemed and transferred
  to other funding options      (671,028)    (1,638,679)   (93,590)      (255,495)   (198,284)        (762,029)
                               ------------ -------------- ---------- -------------- ----------- ----------------
Units end of year              3,106,336      2,708,403    760,890        773,330     475,419          504,837
                               ============ ============== ========== ============== =========== ================

                               MIST BLACKROCK HIGH YIELD    MIST BLACKROCK LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE
                                       INVESTMENT OPTION                INVESTMENT OPTION                  INVESTMENT OPTION
                               ---------------------------- -------------------------------- ----------------------------------
                                     2010           2009          2010               2009          2010                 2009
                               ------------- -------------- ------------- ------------------ ------------- --------------------
Units beginning of year         9,532,003      6,458,444    11,114,377          8,592,239     5,730,394            7,852,558
Units issued and transferred
  from other funding options    3,294,726      6,006,495        55,591          5,541,323     1,610,072            1,574,287
Units redeemed and transferred
  to other funding options     (1,592,058)    (2,932,936)   (1,322,973)        (3,019,185)   (1,396,490)          (3,696,451)
                               ------------- -------------- ------------- ------------------ ------------- --------------------
Units end of year              11,234,671      9,532,003     9,846,995         11,114,377     5,943,976            5,730,394
                               ============= ============== ============= ================== ============= ====================

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.

            LMPVET CLEARBRIDGE    LMPVET CLEARBRIDGE VARIABLE           LMPVET CLEARBRIDGE
VARIABLE EQUITY INCOME BUILDER      FUNDAMENTAL ALL CAP VALUE    VARIABLE LARGE CAP GROWTH
             INVESTMENT OPTION              INVESTMENT OPTION            INVESTMENT OPTION
--------------------------------- ------------------------------ ----------------------------
   2010                   2009         2010              2009        2010             2009
---------- ---------------------- ------------ ----------------- ----------- ----------------
725,743                959,821    2,301,724         1,942,530     976,867        1,861,758
 45,433                 34,810      430,352         1,580,048      60,138          428,200
(40,589)              (268,888)    (688,115)       (1,220,854)   (396,191)      (1,313,091)
---------- ---------------------- ------------ ----------------- ----------- ----------------
730,587                725,743    2,043,961         2,301,724     640,814          976,867
========== ====================== ============ ================= =========== ================

                                                                    MFS VIT
           LMPVIT WESTERN ASSET       LMPVIT WESTERN ASSET    NEW DISCOVERY
VARIABLE GLOBAL HIGH YIELD BOND    VARIABLE STRATEGIC BOND       INVESTMENT
              INVESTMENT OPTION          INVESTMENT OPTION           OPTION
---------------------------------- -------------------------- ----------------
     2010                  2009        2010           2009          2010 (d)
------------ --------------------- ----------- -------------- ----------------
4,324,597             5,194,758     889,180        773,685               --
       26               424,105      38,984        231,216           16,814
  (49,521)           (1,294,266)   (235,348)      (115,721)            (433)
------------ --------------------- ----------- -------------- ----------------
4,275,102             4,324,597     692,816        889,180           16,381
============ ===================== =========== ============== ================

              MIST HARRIS
    OAKMARK INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH             MIST JANUS FORTY
        INVESTMENT OPTION                INVESTMENT OPTION            INVESTMENT OPTION
---------------------------- -------------------------------- ----------------------------
      2010           2009       2010                  2009          2010           2009
------------- -------------- ---------- --------------------- ------------- --------------
 5,974,481     14,631,922    122,868               167,590    18,380,985     32,714,712
 1,122,755      4,387,989     21,956                38,159     6,299,773      4,101,316
(1,076,155)   (13,045,430)   (26,237)              (82,881)   (4,605,854)   (18,435,043)
------------- -------------- ---------- --------------------- ------------- --------------
 6,021,081      5,974,481    118,587               122,868    20,074,904     18,380,985
============= ============== ========== ===================== ============= ==============

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                       MIST LOOMIS SAYLES     MIST LORD ABBETT
                                MIST LAZARD MID CAP        GLOBAL MARKETS       BOND DEBENTURE
                                  INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                               ---------------------- ---------------------- --------------------
                                   2010        2009      2010        2009      2010       2009
                               ---------- ----------- ---------- ----------- -------- -----------
Units beginning of year        1,142,320   1,992,839  2,781,628   4,183,257  409,494   1,287,676
Units issued and transferred
  from other funding options     326,324     477,667     57,864      36,384   61,417     448,846
Units redeemed and transferred
  to other funding options      (485,520) (1,328,186)   (50,967) (1,438,013) (88,764) (1,327,028)
                               ---------- ----------- ---------- ----------- -------- -----------
Units end of year                983,124   1,142,320  2,788,525   2,781,628  382,147     409,494
                               ========== =========== ========== =========== ======== ===========

                                              MIST MFS                MIST PIMCO
                                RESEARCH INTERNATIONAL  INFLATION PROTECTED BOND     MIST PIONEER FUND
                                     INVESTMENT OPTION         INVESTMENT OPTION     INVESTMENT OPTION
                               ----------------------- ------------------------- ----------------------
                                    2010         2009        2010          2009        2010      2009
                               ---------- ------------ ----------- ------------- ----------- ----------
Units beginning of year        2,643,562   2,879,109   12,081,160   27,784,418      790,518      4,666
Units issued and transferred
  from other funding options     691,589   1,303,985    4,583,713   17,561,253    1,377,288  1,303,886
Units redeemed and transferred
  to other funding options      (637,697) (1,539,532)  (6,665,903) (33,264,511)  (1,429,826)  (518,034)
                               ---------- ------------ ----------- ------------- ----------- ----------
Units end of year              2,697,454   2,643,562    9,998,970   12,081,160      737,980    790,518
                               ========== ============ =========== ============= =========== ==========

                                   MSF ARTIO
                               INTERNATIONAL
                                       STOCK           MSF BLACKROCK
                                  INVESTMENT       AGGRESSIVE GROWTH MSF BLACKROCK BOND INCOME
                                      OPTION       INVESTMENT OPTION         INVESTMENT OPTION
                               ------------- ----------------------- -------------------------
                                     2010 (c)      2010        2009         2010         2009
                               ------------- ----------- ----------- ----------- -------------
Units beginning of year                  --   6,778,241   8,374,562   3,014,799    3,751,486
Units issued and transferred
  from other funding options         25,399   3,007,126   1,662,766   1,005,262      499,069
Units redeemed and transferred
  to other funding options             (428) (2,691,395) (3,259,087)   (633,289)  (1,235,756)
                               ------------- ----------- ----------- ----------- -------------
Units end of year                    24,971   7,093,972   6,778,241   3,386,772    3,014,799
                               ============= =========== =========== =========== =============

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.

    MIST LORD ABBETT        MIST LORD ABBETT                  MIST MFS
   GROWTH AND INCOME           MID CAP VALUE   EMERGING MARKETS EQUITY
   INVESTMENT OPTION       INVESTMENT OPTION         INVESTMENT OPTION
---------------------- ----------------------- ------------------------
    2010       2009        2010        2009        2010        2009
---------- ----------- ----------- ----------- ----------- ------------
2,147,980   3,552,707   6,843,520   7,045,343   3,093,070    3,253,402
  112,771     168,332   1,587,449   2,231,463   1,159,853    2,157,762
 (162,994) (1,573,059) (1,682,125) (2,433,286) (1,225,811)  (2,318,094)
---------- ----------- ----------- ----------- ----------- ------------
2,097,757   2,147,980   6,748,844   6,843,520   3,027,112    3,093,070
========== =========== =========== =========== =========== ============

                                  MIST T. ROWE PRICE      MIST THIRD AVENUE
MIST PIONEER STRATEGIC INCOME         MID CAP GROWTH        SMALL CAP VALUE
            INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION
----------------------------- ---------------------- -----------------------
       2010            2009         2010      2009         2010        2009
------------- --------------- ----------- ---------- ----------- -----------
        711        503         1,699,076    763,466   4,940,545   6,715,573
    795,708        227         2,894,084  1,164,519     859,581   1,481,152
   (154,872)       (19)       (1,333,055)  (228,909) (1,388,178) (3,256,180)
------------- --------------- ----------- ---------- ----------- -----------
    641,547        711         3,260,105  1,699,076   4,411,948   4,940,545
============= =============== =========== ========== =========== ===========

                                                                  MSF BLACKROCK
MSF BLACKROCK DIVERSIFIED MSF BLACKROCK LARGE CAP VALUE LEGACY LARGE CAP GROWTH
        INVESTMENT OPTION             INVESTMENT OPTION       INVESTMENT OPTION
------------------------- ----------------------------- -----------------------
      2010          2009          2010           2009        2010      2009 (e)
----------- ------------- ------------- --------------- ---------- ------------
   605,158     478,320       2,514,588    5,052,364     3,503,546           --
   134,917     244,861         794,193      900,309       858,509    3,805,300
   (93,050)   (118,023)       (307,608)  (3,438,085)     (771,655)    (301,754)
----------- ------------- ------------- --------------- ---------- ------------
   647,025     605,158       3,001,173    2,514,588     3,590,400    3,503,546
=========== ============= ============= =============== ========== ============

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                              MSF DAVIS                          MSF JENNISON
                                         MSF BLACKROCK    VENTURE VALUE                                GROWTH
                                          MONEY MARKET       INVESTMENT    MSF FI VALUE LEADERS    INVESTMENT
                                     INVESTMENT OPTION           OPTION       INVESTMENT OPTION        OPTION
                               -------------------------- -------------- ----------------------- --------------
                                     2010          2009         2010 (c)       2010        2009        2010 (c)
                               ------------ ------------- -------------- ----------- ----------- --------------
Units beginning of year        119,127,805   122,609,331             --   5,406,736   6,493,412            --
Units issued and transferred
  from other funding options    38,698,307   106,619,588          2,916   1,629,312   3,176,783     1,193,837
Units redeemed and transferred
  to other funding options     (41,984,343) (110,101,114)           (15) (1,944,390) (4,263,459)     (161,846)
                               ------------ ------------- -------------- ----------- ----------- --------------
Units end of year              115,841,769   119,127,805          2,901   5,091,658   5,406,736     1,031,991
                               ============ ============= ============== =========== =========== ==============

                                        MSF METLIFE           MSF METLIFE                       MSF METLIFE
                                MID CAP STOCK INDEX   MODERATE ALLOCATION MODERATE TO AGGRESSIVE ALLOCATION
                                  INVESTMENT OPTION     INVESTMENT OPTION                 INVESTMENT OPTION
                               --------------------- ---------------------- ---------------------------------
                                   2010       2009      2010        2009          2010              2009
                               ---------- ---------- ---------- ----------- ------------- -------------------
Units beginning of year        1,065,555    135,743  2,899,665   1,212,413    1,798,633          922,423
Units issued and transferred
  from other funding options     332,022    950,101  2,668,721   2,250,086      608,195        1,211,507
Units redeemed and transferred
  to other funding options      (129,970)   (20,289)  (201,755)   (562,834)    (580,332)        (335,297)
                               ---------- ---------- ---------- ----------- ------------- -------------------
Units end of year              1,267,607  1,065,555  5,366,631   2,899,665    1,826,496        1,798,633
                               ========== ========== ========== =========== ============= ===================

                                          MSF
                               MORGAN STANLEY
                                   EAFE INDEX
                                   INVESTMENT  MSF OPPENHEIMER GLOBAL EQUITY   MSF RUSSELL 2000 INDEX
                                       OPTION              INVESTMENT OPTION        INVESTMENT OPTION
                               --------------- ----------------------------- ------------------------
                                     2010 (c)          2010         2009           2010        2009
                               --------------- -------------- -------------- ----------- ------------
Units beginning of year                    --       244,968         540,918   9,761,406   11,704,787
Units issued and transferred
  from other funding options           25,608       177,551         125,203   4,876,974    4,742,370
Units redeemed and transferred
  to other funding options               (431)      (92,598)       (421,153) (2,892,886)  (6,685,751)
                               --------------- -------------- -------------- ----------- ------------
Units end of year                      25,177       329,921         244,968  11,745,494    9,761,406
                               =============== ============== ============== =========== ============

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.

            MSF METLIFE                MSF METLIFE    MSF METLIFE CONSERVATIVE
  AGGRESSIVE ALLOCATION    CONSERVATIVE ALLOCATION      TO MODERATE ALLOCATION
      INVESTMENT OPTION          INVESTMENT OPTION           INVESTMENT OPTION
-------------------------- -------------------------- ---------------------------
       2010          2009         2010          2009       2010             2009
------------ ------------- ------------ ------------- ---------- ----------------
2,549,249     4,057,308      897,775     2,225,945    510,449        2,580,385
 (751,671)      750,796      810,186       991,740    163,829          117,117
 (280,230)   (2,258,855)    (245,724)   (2,319,910)   (75,872)      (2,187,053)
------------ ------------- ------------ ------------- ---------- ----------------
1,517,348     2,549,249    1,462,237       897,775    598,406          510,449
============ ============= ============ ============= ========== ================

  MSF METLIFE STOCK INDEX        MSF MFS TOTAL RETURN              MSF MFS VALUE
        INVESTMENT OPTION           INVESTMENT OPTION          INVESTMENT OPTION
---------------------------- --------------------------- --------------------------
        2010           2009          2010          2009          2010         2009
------------- -------------- ------------- ------------- ------------- ------------
21,950,152     25,571,690    14,788,424    19,827,755     6,342,711       21,597
 7,217,923     18,650,478     2,548,581     3,195,563     2,306,165    6,861,171
(7,410,687)   (22,272,016)   (1,785,127)   (8,234,894)   (1,055,580)    (540,057)
------------- -------------- ------------- ------------- ------------- ------------
21,757,388     21,950,152    15,551,878    14,788,424     7,593,296    6,342,711
============= ============== ============= ============= ============= ============

      MSF T. ROWE PRICE             MSF WESTERN ASSET
       LARGE CAP GROWTH    MANAGEMENT U.S. GOVERNMENT      PIMCO VIT LOW DURATION
      INVESTMENT OPTION             INVESTMENT OPTION           INVESTMENT OPTION
-------------------------- ----------------------------- ---------------------------
       2010          2009          2010            2009          2010          2009
------------ ------------- ------------- --------------- ------------- -------------
1,590,178     2,410,322     4,652,479      10,816,523    13,107,557    19,396,515
  139,658       358,222     1,002,557       1,585,461     1,964,214     2,098,307
 (148,859)   (1,178,366)   (2,738,268)     (7,749,505)   (1,074,925)   (8,387,265)
------------ ------------- ------------- --------------- ------------- -------------
1,580,977     1,590,178     2,916,768       4,652,479    13,996,846    13,107,557
============ ============= ============= =============== ============= =============

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                 PIMCO VIT TOTAL RETURN  PIONEER VCT EMERGING MARKETS PIONEER VCT MID CAP VALUE
                                      INVESTMENT OPTION             INVESTMENT OPTION         INVESTMENT OPTION
                               ------------------------- ---------------------------- -------------------------
                                   2010         2009         2010       2009            2010        2009
                               ------------ ------------ ------------ --------------- ----------- -------------
Units beginning of year        100,124,315   93,071,668    1,342,316    2,185,039      1,357,659    1,775,315
Units issued and transferred
  from other funding options    28,081,093   51,810,856      413,685      274,783        436,284      606,141
Units redeemed and transferred
  to other funding options     (28,947,406) (44,758,209)    (215,590)  (1,117,506)      (427,623)  (1,023,797)
                               ------------ ------------ ------------ --------------- ----------- -------------
Units end of year               99,258,002  100,124,315    1,540,411    1,342,316      1,366,320    1,357,659
                               ============ ============ ============ =============== =========== =============

                               UIF EMERGING
                               MARKETS DEBT
                                 INVESTMENT    UIF EMERGING MARKETS EQUITY VANGUARD VIF DIVERSIFIED VALUE
                                     OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                               -------------- ---------------------------- ------------------------------
                                    2010 (d)        2010         2009 (b)        2010           2009
                               -------------- ------------ --------------- ------------ -----------------
Units beginning of year                  --     3,183,329             --       500,448     5,394,944
Units issued and transferred
  from other funding options          2,601     2,573,282      3,185,746       160,453       200,753
Units redeemed and transferred
  to other funding options              (44)      (54,729)        (2,417)     (148,278)   (5,095,249)
                               -------------- ------------ --------------- ------------ -----------------
Units end of year                     2,557     5,701,882      3,183,329       512,623       500,448
                               ============== ============ =============== ============ =================

(a) Commenced on April 28, 2008 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2009.

(c) Commenced on April 28, 2008 and began transactions in 2010.

(d) Commenced on November 10, 2008 and began transactions in 2010.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period February 16, 2009 to December 31, 2009.

PUTNAM VT MULTI-CAP GROWTH       ROYCE MICRO-CAP         ROYCE SMALL-CAP
         INVESTMENT OPTION     INVESTMENT OPTION       INVESTMENT OPTION
-------------------------- ---------------------- ------------------------
   2010      2009 (f)       2010       2009        2010        2009
------------ ------------- ---------- ----------- ----------- ------------
    196,248         --     1,906,024   1,050,038   8,011,958    8,351,658
     30,414    251,847     1,553,095   2,279,833   1,366,147    2,485,244
    (49,644)   (55,599)     (989,725) (1,423,847) (1,566,428)  (2,824,944)
------------ ------------- ---------- ----------- ----------- ------------
    177,018    196,248     2,469,394   1,906,024   7,811,677    8,011,958
============ ============= ========== =========== =========== ============

                                         VANGUARD VIF
VANGUARD VIF EQUITY INDEX SHORT-TERM INVESTMENT-GRADE
        INVESTMENT OPTION           INVESTMENT OPTION
------------------------- ---------------------------
    2010           2009        2010           2009
---------- -------------- ----------- ---------------
1,094,224     9,473,287      202,670        163,308
  295,787       989,306      316,636        255,107
 (335,336)   (9,368,369)    (279,463)      (215,745)
---------- -------------- ----------- ---------------
1,054,675     1,094,224      239,843        202,670
========== ============== =========== ===============

This page is intentionally left blank.

            CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE POLICY
          CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000 POLICY
               CORPORATE OWNED VARIABLE UNIVERSAL LIFE III POLICY
                             CORPORATE SELECT POLICY
           CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV POLICY

                  PART B - STATEMENT OF ADDITIONAL INFORMATION
                                      (SAI)

                                      DATED


                                   MAY 1, 2011


                                       FOR

              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                                  (REGISTRANT)

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (DEPOSITOR)


This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies and MetLife Insurance Company of Connecticut. You should read this SAI in conjunction with the prospectuses dated May 1, 2011 for the Corporate Owned Variable Universal Life Insurance Policies ("the Policies"). The defined terms used in this SAI are as defined in the prospectus.



Copies of the prospectuses may be obtained by writing to MetLife-Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807, or by calling 1-908-253-1400 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                                   ITEM
                                                                                   ----
GENERAL INFORMATION AND HISTORY.................................................     3
  The Depositor.................................................................     3
  State Regulation..............................................................     3
  The Registrant................................................................     3
  Registration Statement........................................................     3
  The Custodian.................................................................     3
UNDERWRITING AND DISTRIBUTION AGREEMENTS........................................     3
  Distribution and Principal Underwriting Agreement.............................     3
  Compensation..................................................................     4
VALUATION OF ASSETS.............................................................     4
  Investment Options............................................................     4
  The Contract Value............................................................     4
  Accumulation Unit Value.......................................................     5
CALCULATION OF MONEY MARKET YIELD...............................................     5
ADDITIONAL INFORMATION ABOUT POLICY CHARGES.....................................     5
  Special Purchase Plans........................................................     5
  Underwriting Procedures.......................................................     6
  Increases and Decreases in Stated Amount......................................     6
ADDITIONAL FEDERAL TAX CONSIDERATIONS...........................................     6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................     6
FINANCIAL STATEMENTS............................................................     7

                         GENERAL INFORMATION AND HISTORY

THE DEPOSITOR. MetLife Insurance Company of Connecticut, (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910, and its telephone number is (860) 656-3000.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its affiliates and subsidiaries, is a leading provider of insurance and other financial services to a broad spectrum of individual and institutional customers.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE REGISTRANT. MetLife Insurance Company of Connecticut sponsors a separate account: The MetLife of CT Fund UL III for Variable Life Insurance (Fund UL
III). Fund UL III was established under the laws of Connecticut on January 15, 1999. Fund UL III is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "a separate account." Separate accounts are primarily designed to keep policy assets separate from other company assets.

REGISTRATION STATEMENT. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.

                    UNDERWRITING AND DISTRIBUTION AGREEMENTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Information about the distribution of the Policies is contained in the prospectus (see "Distribution & Compensation"). Additional information is provided below.

MetLife Investors Distribution Company ("MLIDC") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA").

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years.

                         MLIDC UNDERWRITING COMMISSIONS

                                        UNDERWRITING COMMISSIONS PAID TO MLIDC   AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                BY THE COMPANY                        RETAINED BY MLIDC
----                                    --------------------------------------   ----------------------------------
2010..................................                $2,036,855                                 $0
2009..................................                $1,838,506                                 $0
2008..................................                $4,476,418                                 $0


The Policies are offered on a continuous basis. MLIDC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. We intend to offer the Policy in all jurisdictions where we are licensed to do business and where the Policy is approved.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and MLIDC from the Funds.

                               VALUATION OF ASSETS

INVESTMENT OPTIONS. The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to
(a) minus (b), divided by (c) where:

               (a) = investment income plus capital gains and losses (whether realized or unrealized);

               (b) = any deduction for applicable taxes (presently zero); and

               (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Investment Option for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV x Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee x (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Investment Option for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Investment Option will be lower than the yield for the corresponding Fund. The yields on amounts held in the Investment Option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Investment Option is affected by changes in interest rates on money market securities, average portfolio maturity of the Fund, the types and qualities of portfolio securities held by the Fund, and the Fund's operating expenses. Yields on amounts held in the Investment Option may also be presented for periods other than a 7-day period.

                   ADDITIONAL INFORMATION ABOUT POLICY CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Policy (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other contracts we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Policy's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Policy has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender and risk class.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. After the first Policy Year, You may request in writing to change the Stated Amount. When your Stated Amount changes, your policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Contract may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable and that an insurable interest continues to exist. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

When we increase the Stated Amount we issue an additional insurance segment. Each insurance segment has its own issue age, risk class and in certain instances, charges. After an increase in Stated Amount, different cost of insurance rates may apply to different segments of Stated Amount. If this happens we will attribute your Cash Value proportionately to each segment to compute our insurance risk and to calculate the cost of insurance charge. In addition, premiums received after an increase in Stated Amount has been effective will not be added together with premium received before the requested increase for purposes of determining the Sales Expense Charge.

                      ADDITIONAL FEDERAL TAX CONSIDERATIONS

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the Fund may fail the diversification requirements of Section 817(h) of the Code, which could have adverse tax consequences for variable policy contract owners, including losing the benefit of tax deferral.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                              FINANCIAL STATEMENTS

The financial statements of MetLife Insurance Company of Connecticut follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Policy and should not be considered as bearing on the investment performance of the Separate Account.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2010. Our audits also included the financial statement schedules listed in the Index to the Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 23, 2011

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2010       2009
                                                                --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $44,132 and $42,435,
     respectively)............................................  $ 44,924   $ 41,275
  Equity securities available-for-sale, at estimated fair
     value (cost: $427 and $494, respectively)................       405        459
  Other securities, at estimated fair value...................     2,247        938
  Mortgage loans (net of valuation allowances of $87 and $77, respectively; includes $6,840 and $0, respectively, at
     estimated fair value relating to variable interest
     entities)................................................    12,730      4,748
  Policy loans................................................     1,190      1,189
  Real estate and real estate joint ventures..................       501        445
  Other limited partnership interests.........................     1,538      1,236
  Short-term investments, principally at estimated fair
     value....................................................     1,235      1,775
  Other invested assets, principally at estimated fair value..     1,716      1,498
                                                                --------   --------
     Total investments........................................    66,486     53,563
Cash and cash equivalents, principally at estimated fair
  value.......................................................     1,928      2,574
Accrued investment income (includes $31 and $0, respectively,
  relating to variable interest entities).....................       559        516
Premiums, reinsurance and other receivables...................    17,008     13,444
Deferred policy acquisition costs and value of business
  acquired....................................................     5,099      5,244
Current income tax recoverable................................        38         --
Deferred income tax assets....................................       356      1,147
Goodwill......................................................       953        953
Other assets..................................................       839        799
Separate account assets.......................................    61,619     49,449
                                                                --------   --------
     Total assets.............................................  $154,885   $127,689
                                                                ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits........................................  $ 23,198   $ 21,621
Policyholder account balances.................................    39,291     37,442
Other policy-related balances.................................     2,652      2,297
Payables for collateral under securities loaned and other
  transactions................................................     8,103      7,169
Long-term debt (includes $6,773 and $0, respectively, at
  estimated fair value relating to variable interest
  entities)...................................................     7,568        950
Current income tax payable....................................        --         23
Other liabilities (includes $31 and $0, respectively, relating
  to variable interest entities)..............................     4,503      2,177
Separate account liabilities..................................    61,619     49,449
                                                                --------   --------
     Total liabilities........................................   146,934    121,128
                                                                --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2010 and 2009..................................        86         86
Additional paid-in capital....................................     6,719      6,719
Retained earnings.............................................       934        541
Accumulated other comprehensive income (loss).................       212       (785)
                                                                --------   --------
     Total stockholders' equity...............................     7,951      6,561
                                                                --------   --------
     Total liabilities and stockholders' equity...............  $154,885   $127,689
                                                                ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                            2010      2009     2008
                                                           ------   -------   ------
REVENUES
Premiums.................................................  $1,067   $ 1,312   $  634
Universal life and investment-type product policy fees...   1,639     1,380    1,378
Net investment income....................................   3,157     2,335    2,494
Other revenues...........................................     503       598      230
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................    (103)     (552)    (401)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive income
     (loss)..............................................      53       165       --
  Other net investment gains (losses)....................     200      (448)     (44)
                                                           ------   -------   ------
     Total net investment gains (losses).................     150      (835)    (445)
  Net derivative gains (losses)..........................      58    (1,031)     994
                                                           ------   -------   ------
       Total revenues....................................   6,574     3,759    5,285
                                                           ------   -------   ------
EXPENSES
Policyholder benefits and claims.........................   1,905     2,065    1,446
Interest credited to policyholder account balances.......   1,271     1,301    1,130
Other expenses...........................................   2,321     1,207    1,933
                                                           ------   -------   ------
       Total expenses....................................   5,497     4,573    4,509
                                                           ------   -------   ------
Income (loss) before provision for income tax............   1,077      (814)     776
Provision for income tax expense (benefit)...............     320      (368)     203
                                                           ------   -------   ------
Net income (loss)........................................  $  757   $  (446)  $  573
                                                           ======   =======   ======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                      ----------------------------------------
                                                                            NET                      FOREIGN
                                                ADDITIONAL              UNREALIZED    OTHER-THAN-    CURRENCY
                                        COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY   TRANSLATION   TOTAL
                                         STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  ADJUSTMENTS   EQUITY
                                        ------  ----------  --------  --------------  -----------  -----------  -------
Balance at December 31, 2007..........    $86     $6,719      $ 892       $  (361)        $ --        $  12     $ 7,348
Dividend paid to MetLife..............                         (500)                                               (500)
Comprehensive income (loss):
  Net income..........................                          573                                                 573
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                         21                                    21
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                     (2,342)                               (2,342)
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                 (166)       (166)
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                           (2,487)
                                                                                                                -------
  Comprehensive income (loss).........                                                                           (1,914)
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2008..........     86      6,719        965        (2,682)          --         (154)      4,934
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................                           22                        (22)                      --
Comprehensive income (loss):
  Net loss............................                         (446)                                               (446)
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (14)                                  (14)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      2,103          (61)                   2,042
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                   45          45
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                            2,073
                                                                                                                -------
  Comprehensive income (loss).........                                                                            1,627
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2009..........     86      6,719        541          (593)         (83)        (109)      6,561
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................     --         --        (34)           23           11           --          --
                                          ---     ------      -----       -------         ----        -----     -------
Balance at January 1, 2010............     86      6,719        507          (570)         (72)        (109)      6,561
Dividend paid to MetLife..............                         (330)                                               (330)
Comprehensive income (loss):
  Net income..........................                          757                                                 757
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (70)                                  (70)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      1,028           21                    1,049
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                  (16)        (16)
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                              963
                                                                                                                -------
  Comprehensive income (loss).........                                                                            1,720
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2010..........    $86     $6,719      $ 934       $   388         $(51)       $(125)    $ 7,951
                                          ===     ======      =====       =======         ====        =====     =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                               2010       2009       2008
                                                             --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)..........................................  $    757   $   (446)  $    573
Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:
  Depreciation and amortization expenses...................        41         29         29
  Amortization of premiums and accretion of discounts
     associated with investments, net......................      (259)      (198)       (18)
  (Gains) losses on investments and derivatives and from
     sales of businesses, net..............................      (300)     1,866       (546)
  Undistributed equity earnings of real estate joint
     ventures and other limited partnership interests......      (130)        98         97
  Interest credited to policyholder account balances.......     1,271      1,301      1,130
  Universal life and investment-type product policy fees...    (1,639)    (1,380)    (1,378)
  Change in other securities...............................    (1,199)      (597)      (218)
  Change in accrued investment income......................        31        (29)       150
  Change in premiums, reinsurance and other receivables....    (3,284)    (2,307)    (2,561)
  Change in deferred policy acquisition costs, net.........      (138)      (559)       330
  Change in income tax recoverable (payable)...............       208       (303)       262
  Change in other assets...................................     1,041        449        598
  Change in insurance-related liabilities and policy-
     related balances......................................     1,952      1,648        997
  Change in other liabilities..............................     2,072       (166)     1,176
  Other, net...............................................        94         32         38
                                                             --------   --------   --------
Net cash provided by (used in) operating activities........       518       (562)       659
                                                             --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.............................    17,748     13,076     20,183
     Equity securities.....................................       131        141        126
     Mortgage loans........................................       964        444        522
     Real estate and real estate joint ventures............        18          4         15
     Other limited partnership interests...................       123        142        203
  Purchases of:
     Fixed maturity securities.............................   (19,342)   (16,192)   (14,027)
     Equity securities.....................................       (39)       (74)       (65)
     Mortgage loans........................................    (1,468)      (783)      (621)
     Real estate and real estate joint ventures............      (117)       (31)      (102)
     Other limited partnership interests...................      (363)      (203)      (458)
  Cash received in connection with freestanding
     derivatives...........................................        97        239        142
  Cash paid in connection with freestanding derivatives....      (155)      (449)      (228)
  Net change in policy loans...............................        (1)         3       (279)
  Net change in short-term investments.....................       554      1,445     (1,887)
  Net change in other invested assets......................      (194)        16        531
  Other, net...............................................        --         (2)        --
                                                             --------   --------   --------
Net cash (used in) provided by investing activities........    (2,044)    (2,224)     4,055
                                                             --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..............................................    24,910     20,783      7,146
     Withdrawals...........................................   (23,700)   (20,067)    (5,307)
  Net change in payables for collateral under securities
     loaned and other transactions.........................       934       (702)    (2,600)
  Net change in short-term debt............................        --       (300)       300
  Long-term debt issued -- affiliated......................        --         --        750
  Long-term debt repaid -- affiliated......................      (878)        --       (435)
  Debt issuance costs......................................        --         --         (8)
  Financing element on certain derivative instruments......       (44)       (53)       (46)
  Dividends on common stock................................      (330)        --       (500)
                                                             --------   --------   --------
Net cash provided by (used in) financing activities........       892       (339)      (700)
                                                             --------   --------   --------
Effect of change in foreign currency exchange rates on cash
  and cash equivalents balances............................       (12)        43       (132)
                                                             --------   --------   --------
Change in cash and cash equivalents........................      (646)    (3,082)     3,882
Cash and cash equivalents, beginning of year...............     2,574      5,656      1,774
                                                             --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.....................  $  1,928   $  2,574   $  5,656
                                                             ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Net cash paid (received) during the year for:
     Interest..............................................  $    479   $     73   $     64
                                                             ========   ========   ========
     Income tax............................................  $    122   $    (63)  $    (48)
                                                             ========   ========   ========
  Non-cash transactions during the year:
     Real estate and real estate joint ventures acquired in
       satisfaction of debt................................  $     28   $     --   $     --
                                                             ========   ========   ========
     Long-term debt issued in exchange for certain other
       invested assets.....................................  $     45   $     --   $     --
                                                             ========   ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. See "-- Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2010 presentation. Such reclassifications include:

     - Reclassification from other net investment gains (losses) of ($1,031) million and $994 million to net derivative gains (losses) in the consolidated statements of operations for the years ended December 31, 2009 and 2008, respectively; and

     - Reclassification from net change in other invested assets of $239 million and $142 million to cash received in connection with freestanding derivatives and ($449) million and ($228) million to cash paid in connection with freestanding derivatives, all within cash flows from investing activities, in the consolidated statements of cash flows for the years ended December 31, 2009 and 2008, respectively.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. It requires that fair value be a market-based

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value of an asset, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     In addition, the Company elected the fair value option ("FVO") for certain of its financial instruments to better match measurement of assets and liabilities in the consolidated statements of operations.

  Investments

     The accounting policies for the Company's principal investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale." An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and ABS; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "-- Adoption of New Accounting Pronouncements -- Financial Instruments." The guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income
     (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings. The Company does not make any adjustments for subsequent recoveries in value.

          Prior to the adoption of the OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities under the OTTI guidance are as follows:

          (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for United States ("U.S.") and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company has invested in certain structured transactions that are VIEs. These structured transactions include asset-backed securitizations, hybrid securities, real estate joint ventures, other limited partnership interests and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

          Other Securities. Other securities are stated at estimated fair value. Other securities include securities for which the FVO has been elected ("FVO Securities"). FVO Securities include certain fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products. FVO Securities also include contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in policyholder account balances through interest credited to policyholder account balances. Changes in estimated fair value of other securities subsequent to purchase are included in net investment income. Interest and dividends related to other securities are included in net investment income.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, generally cash, in an amount at least equal to 102% of the estimated fair value

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into two portfolio segments: (1) commercial, and (2) agricultural.

               Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

               Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years, or more, of historical experience, in these evaluations. These evaluations are revised as conditions change and new information becomes available.

               All commercial and agricultural loans are monitored on an ongoing basis for potential credit losses. For commercial loans, these ongoing reviews may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

               For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the commercial loan portfolio and are routinely updated.

               For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. Loan-to-value ratios compare the amount of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan amount is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan amount. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

               Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") that were consolidated by the Company on January 1, 2010 upon the adoption of new guidance. The Company elected FVO for these commercial mortgage loans, and thus they are stated at estimated fair value with changes in estimated fair value subsequent to consolidation recognized in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is available and the contractual right exists to receive such financial information on a timely basis. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, tax credit partnerships, leveraged leases and investments in insurance enterprise joint ventures. Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for under the equity method.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are also accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and ABS, certain structured investment transactions, and other securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

     For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at December 31, 2010 and $2 million at December 31, 2009.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $131 million and $102 million at December 31, 2010 and 2009, respectively. Accumulated amortization of capitalized software was $67 million and $42 million at December 31, 2010 and 2009, respectively. Related amortization expense was $25 million, $16 million and $15 million for the years ended December 31, 2010, 2009 and 2008, respectively.

  Deferred Policy Acquisition Costs ("DAC") and Value of Business Acquired ("VOBA")

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's segments.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple approach. When further corroboration is required the Company uses a discounted cash flow approach. For reporting units which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

     The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

     The Company applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     During the 2010 impairment tests of goodwill, the Company concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 6 for further consideration of goodwill impairment testing during 2010.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefits ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins for non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guaranteed minimum benefits may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk and variations in actuarial assumptions regarding

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). The value of these embedded derivatives is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 12%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policy-Related Balances

     Other policy-related balances include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (see Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments which are directed by contractholders but do not meet one or more of the other above criteria are included in other securities.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     Effective December 31, 2010, the Company adopted new guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements. Certain additional disclosures will be required for reporting periods ending March 31, 2011 and certain disclosures relating to troubled debt restructurings have been deferred indefinitely.

     Effective July 1, 2010, the Company adopted new guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2010, the Company adopted new guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

     As a result of the adoption of this guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity CMBS. The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6,769 million of commercial mortgage loans and $6,717 million of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

     Also effective January 1, 2010, the Company adopted new guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million -- U.S. corporate securities and $13 million -- CMBS.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required retrospective application of presentation requirements of noncontrolling interest, did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2010, the Company adopted new guidance that requires new disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's nonperformance risk in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $59 million ($38 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's nonperformance risk adjustment in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. The Company provided all of the material disclosures in Note 4.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - Effective September 30, 2008, the Company adopted guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

     - Effective December 31, 2009, the Company adopted guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

     Effective January 1, 2008, the Company prospectively adopted guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In December 2010, the Financial Accounting Standards Board ("FASB") issued new guidance addressing when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure (Accounting Standards Update ("ASU") 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations). Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The guidance is effective for fiscal years beginning on or after December 15, 2010. The Company will apply the guidance prospectively on its accounting for future acquisitions and does not expect the adoption of this guidance to have a material impact on the Company's consolidated financial statements.

     In December 2010, the FASB issued new guidance regarding goodwill impairment testing (ASU 2010-28, Intangibles -- Goodwill and Other (Topic 350):
When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts). This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

     In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) effective for the first quarter of 2012. This guidance clarifies the costs that should be deferred by insurance entities when issuing and renewing insurance contracts. The guidance also specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In April 2010, the FASB issued new guidance regarding accounting for investment funds determined to be VIEs (ASU 2010-15, How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments). Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a VIE, unless the separate account contractholder is a related party. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2010
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $14,860    $  816     $  302     $--    $15,374     34.2%
Foreign corporate securities.........     8,095       502        127      --      8,470     18.8
U.S. Treasury and agency securities..     7,665       143        132      --      7,676     17.1
RMBS.................................     6,803       203        218      79      6,709     14.9
CMBS.................................     2,203       113         39      --      2,277      5.1
ABS..................................     1,927        44         95       7      1,869      4.2
State and political subdivision
  securities.........................     1,755        22        131      --      1,646      3.7
Foreign government securities........       824        81          2      --        903      2.0
                                        -------    ------     ------     ---    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $44,132    $1,924     $1,046     $86    $44,924    100.0%
                                        =======    ======     ======     ===    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   306    $    9     $   47     $--    $   268     66.2%
Common stock.........................       121        17          1      --        137     33.8
                                        -------    ------     ------     ---    -------    -----
  Total equity securities (3)........   $   427    $   26     $   48     $--    $   405    100.0%
                                        =======    ======     ======     ===    =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                           DECEMBER 31, 2009
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $15,598    $  441     $  639    $  2    $15,398     37.3%
Foreign corporate securities.........     7,292       307        255       6      7,338     17.8
U.S. Treasury and agency securities..     6,503        35        281      --      6,257     15.2
RMBS.................................     6,183       153        402      82      5,852     14.2
CMBS.................................     2,808        43        216      18      2,617      6.3
ABS..................................     2,152        33        163      33      1,989      4.8
State and political subdivision
  securities.........................     1,291        12        124      --      1,179      2.8
Foreign government securities........       608        46          9      --        645      1.6
                                        -------    ------     ------    ----    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $42,435    $1,070     $2,089    $141    $41,275    100.0%
                                        =======    ======     ======    ====    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   351    $   10     $   55    $ --    $   306     66.7%
Common stock.........................       143        11          1      --        153     33.3
                                        -------    ------     ------    ----    -------    -----
  Total equity securities (3)........   $   494    $   21     $   56    $ --    $   459    100.0%
                                        =======    ======     ======    ====    =======    =====



--------

   (1) Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more debt-like characteristics. The Company classifies perpetual securities with an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more equity-like characteristics, as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2010        2009
                              CLASSIFICATION                                ---------   ---------
-------------------------------------------------------------------------   ESTIMATED   ESTIMATED
  CONSOLIDATED BALANCE                                                         FAIR        FAIR
         SHEETS               SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         Non-U.S. financial
Equity securities         preferred stock        institutions                  $202        $237
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                  $ 35        $ 43
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                  $450        $580
Fixed maturity            U.S. corporate         U.S. financial
  securities              securities             institutions                  $ 10        $ 17


--------

   (2) The Company's holdings in redeemable preferred stock with stated maturity dates, commonly referred to as "capital securities", were primarily issued by U.S. financial institutions and have cumulative interest deferral features. The Company held $645 million and $513 million at estimated fair value of such securities at December 31, 2010 and 2009, respectively, which are included in the U.S. and foreign corporate securities sectors within fixed maturity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities were $100 million and $82 million at estimated fair value at December 31, 2010 and 2009, respectively.

     The Company held foreign currency derivatives with notional amounts of $807 million and $855 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2010 and 2009, respectively.

     The below investment grade and non-income producing amounts presented below are based on rating agency designations and equivalent designations of the National Association of Insurance Commissioners ("NAIC"), with the exception of certain structured securities described below held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary. Non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, CMBS and all other ABS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, are presented based on final ratings from the revised NAIC rating methodologies which became effective December 31, 2009 for non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, and December 31, 2010 for CMBS and the remaining ABS (which may not correspond to rating agency designations). All NAIC designation (e.g., NAIC 1 -- 6) amounts and percentages presented herein are based on the revised NAIC methodologies. All rating agency designation (e.g., Aaa/AAA) amounts and percentages presented herein are based on rating agency designations without adjustment for the revised NAIC methodologies described above. Rating agency designations are based on availability of applicable ratings from rating agencies on the NAIC acceptable rating organization list, including Moody's Investors Service ("Moody's"), S&P and Fitch Ratings ("Fitch").

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Below investment grade or non-rated fixed maturity securities:
  Estimated fair value..........................................  $4,027   $3,866
  Net unrealized gain (loss)....................................  $ (125)  $ (467)
Non-income producing fixed maturity securities:
  Estimated fair value..........................................  $   36   $   67
  Net unrealized gain (loss)....................................  $    2   $    2


     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $7.7 billion and $6.3 billion at December 31, 2010 and 2009, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below present for all corporate fixed maturity securities holdings, corporate securities by sector, U.S. corporate securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


by major industry types, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by sector:
  Foreign corporate fixed maturity securities (1)..   $ 8,470     35.5%   $ 7,338     32.3%
U.S. corporate fixed maturity securities -- by
  industry:
  Consumer.........................................     3,893     16.3      3,507     15.4
  Utility..........................................     3,379     14.2      3,328     14.6
  Industrial.......................................     3,282     13.7      3,047     13.4
  Finance..........................................     2,569     10.8      3,145     13.8
  Communications...................................     1,444      6.1      1,669      7.4
  Other............................................       807      3.4        702      3.1
                                                      -------    -----    -------    -----
     Total.........................................   $23,844    100.0%   $22,736    100.0%
                                                      =======    =====    =======    =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity securities.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2010                      2009
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........    $  252        0.4%        $  204        0.4%
  Holdings in ten issuers with the largest
     exposures...............................    $1,683        2.5%        $1,695        3.2%

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Pass-through securities..........................    $3,466     51.7%    $2,206     37.7%
  Collateralized mortgage obligations..............     3,243     48.3      3,646     62.3
                                                       ------    -----     ------    -----
     Total RMBS....................................    $6,709    100.0%    $5,852    100.0%
                                                       ======    =====     ======    =====
By risk profile:
  Agency...........................................    $5,080     75.7%    $4,095     70.0%
  Prime............................................     1,023     15.3      1,118     19.1
  Alternative residential mortgage loans...........       606      9.0        639     10.9
                                                       ------    -----     ------    -----
     Total RMBS....................................    $6,709    100.0%    $5,852    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA..............................    $5,254     78.3%    $4,347     74.3%
                                                       ======    =====     ======    =====
Portion rated NAIC 1...............................    $5,618     83.7%    $4,835     82.6%
                                                       ======    =====     ======    =====



     Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities. Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most creditworthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2004 & Prior.......................................     $  9       1.5%     $ 15       2.3%
2005...............................................      302      49.8       336      52.6
2006...............................................       88      14.6        83      13.0
2007...............................................      207      34.1       205      32.1
2008 to 2010.......................................       --        --        --        --
                                                        ----     -----      ----     -----
  Total............................................     $606     100.0%     $639     100.0%
                                                        ====     =====      ====     =====




                                                                DECEMBER 31,
                                                     ---------------------------------
                                                           2010              2009
                                                     ---------------   ---------------
                                                               % OF              % OF
                                                     AMOUNT    TOTAL   AMOUNT    TOTAL
                                                     ------   ------   ------   ------
                                                               (IN MILLIONS)
Net unrealized gain (loss).........................   $(141)            $(235)
Rated Aa/AA or better..............................              1.5%              2.3%
Rated NAIC 1.......................................             14.9%             16.6%
Distribution of holdings -- at estimated fair
  value -- by collateral type:
  Fixed rate mortgage loans collateral.............             96.1%             95.6%
  Hybrid adjustable rate mortgage loans
     collateral....................................              3.9               4.4
                                                               -----             -----
     Total Alt-A RMBS..............................            100.0%            100.0%
                                                               =====             =====



     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $2.3 billion and $2.6 billion at estimated fair value at December 31, 2010 and 2009, respectively. The Company had no exposure to CMBS index securities at December 31, 2010 or 2009. The Company held commercial real estate collateralized debt obligations securities of $85 million and $70 million at estimated fair value at December 31, 2010 and 2009, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................    $  947     41.6%    $1,202     45.9%
2004...............................................       442     19.4        512     19.6
2005...............................................       431     18.9        472     18.0
2006...............................................       442     19.4        407     15.6
2007...............................................        15      0.7         24      0.9
2008 to 2010.......................................        --       --         --       --
                                                       ------    -----     ------    -----
  Total............................................    $2,277    100.0%    $2,617    100.0%
                                                       ======    =====     ======    =====




                                                                  DECEMBER 31,
                                                        -------------------------------
                                                             2010             2009
                                                        --------------   --------------
                                                                  % OF             % OF
                                                        AMOUNT   TOTAL   AMOUNT   TOTAL
                                                        ------   -----   ------   -----
                                                                  (IN MILLIONS)
Net unrealized gain (loss)............................    $74             $(191)
Rated Aaa/AAA.........................................             88%              83%
Rated NAIC 1..........................................             95%              93%


     The portion rated Aaa/AAA at December 31, 2010 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P, Fitch and Realpoint, LLC. The portion rated Aaa/AAA at December 31, 2009 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P and Fitch.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $1.9 billion and $2.0 billion at estimated fair value at December 31, 2010 and 2009, respectively. The Company's ABS are diversified both by collateral type and by issuer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the collateral type and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By collateral type:
  Credit card loans................................    $  753     40.3%    $  920     46.3%
  RMBS backed by sub-prime mortgage loans..........       247     13.2        247     12.4
  Student loans....................................       174      9.3        158      7.9
  Automobile loans.................................        98      5.3        205     10.3
  Other loans......................................       597     31.9        459     23.1
                                                       ------    -----     ------    -----
     Total.........................................    $1,869    100.0%    $1,989    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA..............................    $1,251     66.9%    $1,292     65.0%
                                                       ======    =====     ======    =====
Portion rated NAIC 1...............................    $1,699     90.9%    $1,767     88.8%
                                                       ======    =====     ======    =====



     Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity or 1% of total investments at December 31, 2010 and 2009.

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2010                    2009
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................   $ 1,874     $ 1,889     $ 1,023     $ 1,029
Due after one year through five years..........     9,340       9,672       9,048       9,202
Due after five years through ten years.........     7,829       8,333       7,882       7,980
Due after ten years............................    14,156      14,175      13,339      12,606
                                                  -------     -------     -------     -------
  Subtotal.....................................    33,199      34,069      31,292      30,817
RMBS, CMBS and ABS.............................    10,933      10,855      11,143      10,458
                                                  -------     -------     -------     -------
     Total fixed maturity securities...........   $44,132     $44,924     $42,435     $41,275
                                                  =======     =======     =======     =======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                            2010     2009      2008
                                                           -----   -------   -------
                                                                 (IN MILLIONS)
Fixed maturity securities................................  $ 878   $(1,019)  $(4,755)
Fixed maturity securities with noncredit OTTI losses in
  accumulated other comprehensive income (loss)..........    (86)     (141)       --
                                                           -----   -------   -------
  Total fixed maturity securities........................    792    (1,160)   (4,755)
Equity securities........................................    (21)      (35)     (199)
Derivatives..............................................   (109)       (4)       12
Short-term investments...................................     (2)      (10)     (100)
Other....................................................     (3)       (3)       (3)
                                                           -----   -------   -------
     Subtotal............................................    657    (1,212)   (5,045)
                                                           -----   -------   -------
Amounts allocated from:
  Insurance liability loss recognition...................    (33)       --        --
  DAC and VOBA related to noncredit OTTI losses
     recognized in accumulated other comprehensive income
     (loss)..............................................      5        12        --
  DAC and VOBA...........................................   (126)      151       916
                                                           -----   -------   -------
     Subtotal............................................   (154)      163       916
Deferred income tax benefit (expense) related to
  noncredit OTTI losses recognized in accumulated other
  comprehensive income (loss)............................     30        46        --
Deferred income tax benefit (expense)....................   (196)      327     1,447
                                                           -----   -------   -------
Net unrealized investment gains (losses).................  $ 337   $  (676)  $(2,682)
                                                           =====   =======   =======



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above of ($86) million at December 31, 2010, includes ($141) million recognized prior to January 1, 2010, ($53) million (($44) million, net of DAC) of noncredit OTTI losses recognized in the year ended December 31, 2010, $16 million transferred to retained earnings in connection with the adoption of guidance related to the consolidation of VIEs (see Note 1) for the year ended December 31, 2010, $28 million related to securities sold during the year ended December 31, 2010 for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income
(loss) and $64 million of subsequent increases in estimated fair value during the year ended December 31, 2010 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above, of ($141) million at December 31, 2009, includes ($36) million related to the transition adjustment recorded in 2009 upon the adoption of guidance on the recognition and presentation of OTTI, ($165) million

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(($148) million, net of DAC) of noncredit OTTI losses recognized in the year ended December 31, 2009 (as more fully described in Note 1), $6 million related to securities sold during the year ended December 31, 2009 for which a noncredit OTTI loss was previously recognized in accumulated comprehensive income (loss) and $54 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     The changes in net unrealized investment gains (losses) were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                            2010      2009      2008
                                                           ------   -------   -------
                                                                  (IN MILLIONS)
Balance, beginning of period.............................  $ (676)  $(2,682)  $  (361)
Cumulative effect of change in accounting principles, net
  of income tax..........................................      34       (22)       --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized...................................      39      (105)       --
Unrealized investment gains (losses) during the year.....   1,778     3,974    (4,396)
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition............     (33)       --        --
  DAC and VOBA related to noncredit OTTI losses
     recognized in accumulated other comprehensive income
     (loss)..............................................      (7)       10        --
  DAC and VOBA...........................................    (277)     (765)      823
  Deferred income tax benefit (expense) related to
     noncredit OTTI losses recognized in accumulated
     other comprehensive income (loss)...................     (11)       34        --
  Deferred income tax benefit (expense)..................    (510)   (1,120)    1,252
                                                           ------   -------   -------
Balance, end of period...................................  $  337   $  (676)  $(2,682)
                                                           ======   =======   =======
Change in net unrealized investment gains (losses).......  $1,013   $ 2,006   $(2,321)
                                                           ======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2010
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $1,956       $ 56        $1,800       $246       $ 3,756      $  302
Foreign corporate securities.......        727         24           816        103         1,543         127
U.S. Treasury and agency
  securities.......................      2,857        113            85         19         2,942         132
RMBS...............................      2,228         59         1,368        238         3,596         297
CMBS...............................         68          1           237         38           305          39
ABS................................        245          5           590         97           835         102
State and political subdivision
  securities.......................        716         36           352         95         1,068         131
Foreign government securities......         49          1             9          1            58           2
                                        ------       ----        ------       ----       -------      ------
  Total fixed maturity securities..     $8,846       $295        $5,257       $837       $14,103      $1,132
                                        ======       ====        ======       ====       =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   26       $  5        $  187       $ 42       $   213      $   47
Common stock.......................          9          1            --         --             9           1
                                        ------       ----        ------       ----       -------      ------
  Total equity securities..........     $   35       $  6        $  187       $ 42       $   222      $   48
                                        ======       ====        ======       ====       =======      ======
Total number of securities in an
  unrealized loss position.........        759                      637
                                        ======                   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $2,164       $ 87       $ 4,314      $  554      $ 6,478      $  641
Foreign corporate securities.......        759         27         1,488         234        2,247         261
U.S. Treasury and agency
  securities.......................      5,265        271            26          10        5,291         281
RMBS...............................        703         12         1,910         472        2,613         484
CMBS...............................        334          3         1,054         231        1,388         234
ABS................................        125         11           821         185          946         196
State and political subdivision
  securities.......................        413         16           433         108          846         124
Foreign government securities......        132          4            25           5          157           9
                                        ------       ----       -------      ------      -------      ------
  Total fixed maturity securities..     $9,895       $431       $10,071      $1,799      $19,966      $2,230
                                        ======       ====       =======      ======      =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   21       $  9       $   198      $   46      $   219      $   55
Common stock.......................          3          1             3          --            6           1
                                        ------       ----       -------      ------      -------      ------
  Total equity securities..........     $   24       $ 10       $   201      $   46      $   225      $   56
                                        ======       ====       =======      ======      =======      ======
Total number of securities in an
  unrealized loss position.........        708                    1,236
                                        ======                  =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2010
                                        ----------------------------------------------------------------
                                          COST OR AMORTIZED     GROSS UNREALIZED
                                                COST                  LOSS          NUMBER OF SECURITIES
                                        --------------------   ------------------   --------------------
                                        LESS THAN     20% OR   LESS THAN   20% OR   LESS THAN     20% OR
                                           20%         MORE       20%       MORE       20%         MORE
                                        ---------     ------   ---------   ------   ---------     ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..................   $ 8,882      $  439      $268      $109       686           43
Six months or greater but less than
  nine months.........................       152          40         6        13        30           10
Nine months or greater but less than
  twelve months.......................        48          25         2        11        11            3
Twelve months or greater..............     4,768         881       450       273       475          101
                                         -------      ------      ----      ----
  Total...............................   $13,850      $1,385      $726      $406
                                         =======      ======      ====      ====
Percentage of amortized cost..........                               5%       29%
                                                                  ====      ====
EQUITY SECURITIES:
Less than six months..................   $    31      $   30      $  4      $  7         8           12
Six months or greater but less than
  nine months.........................        --           3        --         1        --            1
Nine months or greater but less than
  twelve months.......................         5           7        --         2         1            1
Twelve months or greater..............       150          44        18        16        12            5
                                         -------      ------      ----      ----
  Total...............................   $   186      $   84      $ 22      $ 26
                                         =======      ======      ====      ====
Percentage of cost....................                              12%       31%
                                                                  ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2009
                                      ------------------------------------------------------------------
                                        COST OR AMORTIZED      GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                      --------------------   --------------------   --------------------
                                      LESS THAN     20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                         20%         MORE       20%         MORE       20%         MORE
                                      ---------     ------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................   $ 8,310      $  790     $  173      $  199      609           74
Six months or greater but less than
  nine months.......................     1,084         132        114          37       33           24
Nine months or greater but less than
  twelve months.....................       694         362         74         102       30           29
Twelve months or greater............     8,478       2,346        737         794      867          260
                                       -------      ------     ------      ------
  Total.............................   $18,566      $3,630     $1,098      $1,132
                                       =======      ======     ======      ======
Percentage of amortized cost........                                6%         31%
                                                               ======      ======
EQUITY SECURITIES:
Less than six months................   $     3      $    9     $   --      $    3        7            3
Six months or greater but less than
  nine months.......................        --          --         --          --       --           --
Nine months or greater but less than
  twelve months.....................        10          20          1           8        2            3
Twelve months or greater............       161          78         21          23       17            6
                                       -------      ------     ------      ------
  Total.............................   $   174      $  107     $   22      $   34
                                       =======      ======     ======      ======
Percentage of cost..................                               13%         32%
                                                               ======      ======



     Equity securities with a gross unrealized loss of 20% or more for twelve months or greater decreased from $23 million at December 31, 2009 to $16 million at December 31, 2010. As shown in the section "-- Evaluating Temporarily Impaired Available-for-Sale Securities" below, all $16 million of equity securities with a gross unrealized loss of 20% or more for twelve months or greater at December 31, 2010 were financial services industry investment grade non-redeemable preferred stock, of which 56% were rated A or better.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss) of $1.2 billion and $2.3 billion at December 31, 2010 and 2009, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                      DECEMBER 31,
                                                                     -------------
                                                                      2010    2009
                                                                     -----   -----
SECTOR:
  U.S. corporate securities........................................    26%     28%
  RMBS.............................................................    25      21
  U.S. Treasury and agency securities..............................    11      12
  State and political subdivision securities.......................    11       5
  Foreign corporate securities.....................................    11      11
  ABS..............................................................     9       9
  CMBS.............................................................     3      10
  Other............................................................     4       4
                                                                      ---     ---
     Total.........................................................   100%    100%
                                                                      ===     ===
INDUSTRY:
  Mortgage-backed..................................................    28%     31%
  Finance..........................................................    19      22
  U.S. Treasury and agency securities..............................    11      12
  State and political subdivision securities.......................    11       5
  Asset-backed.....................................................     9       9
  Consumer.........................................................     5       6
  Utility..........................................................     3       4
  Communications...................................................     2       3
  Industrial.......................................................     1       2
  Transportation...................................................     1       1
  Other............................................................    10       5
                                                                      ---     ---
     Total.........................................................   100%    100%
                                                                      ===     ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities, each with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                   DECEMBER 31,
                                            ---------------------------------------------------------
                                                        2010                          2009
                                            ---------------------------   ---------------------------
                                            FIXED MATURITY     EQUITY     FIXED MATURITY     EQUITY
                                              SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                            --------------   ----------   --------------   ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities......................         15             --             33             --
Total gross unrealized loss...............       $210            $--           $510            $--
Percentage of total gross unrealized
  loss....................................         19%            --%            23%            --%


     Fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $300 million during the year ended December 31, 2010. The cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2010, was primarily attributable to a decrease in interest rates and narrowing of credit spreads. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities and other available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2010:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                       -------------------------------------------------------------------------------------------
                                             ALL TYPES OF                                 INVESTMENT GRADE
                          ALL EQUITY        NON-REDEEMABLE       -----------------------------------------------------------------
                          SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                          ----------   -----------------------   ----------------------------   ----------------------------------
                             GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                          UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL    RATED OR
                             LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES    BETTER
                          ----------   ----------   ----------   ----------   ---------------   ----------   ----------   --------
                                                                        (IN MILLIONS)
Less than six months...       $ 7          $ 6           86%         $ 2             33%            $ 2          100%        100%
Six months or greater
  but less than twelve
  months...............         3            3          100%           3            100%              3          100%         67%
Twelve months or
  greater..............        16           16          100%          16            100%             16          100%         56%
                              ---          ---                       ---                            ---
All equity securities
  with a gross
  unrealized loss of
  20% or more..........       $26          $25           96%         $21             84%            $21          100%         62%
                              ===          ===                       ===                            ===



     In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those companies in the financial services industry. The Company

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

     Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional OTTIs may be incurred in upcoming quarters.

  NET INVESTMENT GAINS (LOSSES)

     See "-- Evaluating Available-for-Sale Securities for Other-Than-Temporary Impairment" for a discussion of changes in guidance adopted April 1, 2009 that impacted how fixed maturity security OTTI losses that are charged to earnings are measured.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----     -----     -----
                                                                   (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized...............................  $(103)    $(552)    $(401)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive income (loss)..........     53       165        --
                                                             -----     -----     -----
  Net OTTI losses on fixed maturity securities recognized
     in earnings...........................................    (50)     (387)     (401)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals.........................................    123      (115)     (255)
                                                             -----     -----     -----
     Total gains (losses) on fixed maturity securities.....     73      (502)     (656)
                                                             -----     -----     -----
Other net investment gains (losses):
  Equity securities........................................     28      (119)      (60)
  Mortgage loans...........................................    (18)      (32)      (44)
  Real estate and real estate joint ventures...............    (21)      (61)       (1)
  Other limited partnership interests......................    (13)      (72)       (9)
  Other investment portfolio gains (losses)................     10         4        14
                                                             -----     -----     -----
     Subtotal -- investment portfolio gains (losses).......     59      (782)     (756)
                                                             -----     -----     -----
FVO consolidated securitization entities:
  Commercial mortgage loans................................    758        --        --
  Long-term debt -- related to commercial mortgage loans...   (734)       --        --
Other gains (losses).......................................     67       (53)      311
                                                             -----     -----     -----
     Subtotal FVO consolidated securitization entities and
       other gains (losses)................................     91       (53)      311
                                                             -----     -----     -----
       Total net investment gains (losses).................  $ 150     $(835)    $(445)
                                                             =====     =====     =====



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

     Gains (losses) from foreign currency transactions included within net investment gains (losses) and primarily included in other gains (losses) in the table above were $78 million, ($45) million and $330 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                 YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,
                                --------------------------    -------------------------    ----------------------------
                                  2010     2009      2008     2010       2009      2008      2010      2009       2008
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
                                 FIXED MATURITY SECURITIES        EQUITY SECURITIES                    TOTAL
                                --------------------------    -------------------------    ----------------------------
                                                               (IN MILLIONS)
Proceeds......................  $12,434   $8,766   $11,450    $109      $ 113      $ 76    $12,543    $8,879    $11,526
                                =======   ======   =======    ====      =====      ====    =======    ======    =======
Gross investment gains........  $   244   $  180   $   126    $ 31      $   6      $ 15    $   275    $  186    $   141
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Gross investment losses.......     (121)    (295)     (381)     (1)       (28)      (25)      (122)     (323)      (406)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Total OTTI losses recognized
  in earnings:
  Credit-related..............      (47)    (348)     (366)     --         --        --        (47)     (348)      (366)
  Other (1)...................       (3)     (39)      (35)     (2)       (97)      (50)        (5)     (136)       (85)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
     Total OTTI losses
       recognized in
       earnings...............      (50)    (387)     (401)     (2)       (97)      (50)       (52)     (484)      (451)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Net investment gains
  (losses)....................  $    73   $ (502)  $  (656)   $ 28      $(119)     $(60)   $   101    $ (621)   $  (716)
                                =======   ======   =======    ====      =====      ====    =======    ======    =======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Sector:
U.S. and foreign corporate securities -- by industry:
  Consumer..................................................   $10      $ 53      $ 35
  Finance...................................................     7        84       225
  Communications............................................     4        88        21
  Utility...................................................     2         6        --
  Industrial................................................    --        18        --
  Other industries..........................................    --        --        40
                                                               ---      ----      ----
     Total U.S. and foreign corporate securities............    23       249       321
  RMBS......................................................    17        24        --
  CMBS......................................................     8        69        65
  ABS.......................................................     2        45        15
                                                               ---      ----      ----
     Total..................................................   $50      $387      $401
                                                               ===      ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Sector:
  Common stock..............................................   $ 2       $ 5       $12
  Non-redeemable preferred stock............................    --        92        38
                                                               ---       ---       ---
  Total.....................................................   $ 2       $97       $50
                                                               ===       ===       ===
Industry:
  Financial services industry:
     Perpetual hybrid securities............................   $--       $72       $ 9
     Common and remaining non-redeemable preferred stock....    --         3        34
                                                               ---       ---       ---
       Total financial services industry....................    --        75        43
  Other industries..........................................     2        22         7
                                                               ---       ---       ---
  Total.....................................................   $ 2       $97       $50
                                                               ===       ===       ===



  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at the respective time period, for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2010               2009
                                                              -----               ----
                                                                    (IN MILLIONS)
Balance, at January 1,......................................  $ 213               $ --
Credit loss component of OTTI loss not reclassified to other comprehensive income (loss) in the cumulative effect
  transition adjustment.....................................     --                 92
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired.....................     11                 97
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.........................     10                 43
Reductions:
  Due to sales (maturities, pay downs or prepayments) during the period of securities previously credit loss OTTI
     impaired...............................................    (67)               (18)
  Due to securities de-recognized in connection with the
     adoption of new guidance related to the consolidation
     of VIEs................................................   (100)                --
  Due to securities impaired to net present value of
     expected future cash flows.............................     (1)                --
  Due to increases in cash flows -- accretion of previous
     credit loss OTTI.......................................     (3)                (1)
                                                              -----               ----
Balance, at December 31,....................................  $  63               $213
                                                              =====               ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2010     2009     2008
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Investment income:
Fixed maturity securities.................................  $2,120   $2,094   $2,455
Equity securities.........................................      16       27       44
Other securities -- FVO general account securities........      --       --        2
Mortgage loans............................................     301      239      255
Policy loans..............................................      67       80       64
Real estate and real estate joint ventures................     (24)    (120)      11
Other limited partnership interests.......................     190       17      (69)
Cash, cash equivalents and short-term investments.........       9       16       67
International joint ventures..............................      (6)      (4)      (4)
Other.....................................................       3       (2)      (3)
                                                            ------   ------   ------
  Subtotal................................................   2,676    2,347    2,822
Less: Investment expenses.................................      97      109      307
                                                            ------   ------   ------
  Subtotal, net...........................................   2,579    2,238    2,515
                                                            ------   ------   ------
Other securities -- FVO contractholder-directed unit-
  linked investments......................................     167       97      (21)
FVO consolidated securitization entities -- Commercial
  mortgage loans..........................................     411       --       --
                                                            ------   ------   ------
  Subtotal................................................     578       97      (21)
                                                            ------   ------   ------
     Net investment income................................  $3,157   $2,335   $2,494
                                                            ======   ======   ======



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     Affiliated investment expenses, included in the table above, were $56 million, $47 million and $32 million for the years ended December 31, 2010, 2009 and 2008, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral, generally cash, in an amount equal to 102% of the estimated fair value of the securities loaned, which is obtained at the inception of a loan and maintained at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control. These transactions are treated as financing arrangements and the associated liability is recorded at the amount of the cash received.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Securities on loan:
  Amortized cost................................................  $6,992   $6,173
  Estimated fair value..........................................  $7,054   $6,051
Aging of cash collateral liability:
  Open (1)......................................................  $1,292   $1,325
  Less than thirty days.........................................   3,297    3,342
  Thirty days or greater but less than sixty days...............   1,221    1,323
  Sixty days or greater but less than ninety days...............     326       --
  Ninety days or greater........................................   1,002      234
                                                                  ------   ------
     Total cash collateral liability............................  $7,138   $6,224
                                                                  ======   ======
Reinvestment portfolio -- estimated fair value..................  $6,916   $5,686
                                                                  ======   ======



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2010 was $1.3 billion, of which $1.2 billion were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan were primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, U.S. corporate, U.S. Treasury and agency and ABS).

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity securities and at carrying value for mortgage loans.

                                                                      DECEMBER 31,
                                                                    ---------------
                                                                     2010     2009
                                                                    ------   ------
                                                                     (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1).........................................   $ 55     $ 21
Invested assets pledged as collateral:
  Funding agreements -- FHLB of Boston (2)........................    211      419
  Funding agreements -- Farmer Mac (3)............................    231       --
  Derivative transactions (4).....................................     83       18
                                                                     ----     ----
  Total invested assets on deposit and pledged as collateral......   $580     $458
                                                                     ====     ====



--------

   (1) The Company has investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (2) The Company has pledged fixed maturity securities in support of its funding agreements with the Federal Home Loan Bank of Boston ("FHLB of Boston"). The nature of these Federal Home Loan Bank arrangements is described in Note 7.

   (3) The Company has pledged certain agricultural mortgage loans in connection with funding agreements issued to certain special purpose entities ("SPEs") that have issued securities guaranteed by the Federal Agricultural Mortgage Corporation ("Farmer Mac"). The nature of these Farmer Mac arrangements is described in Note 7.

   (4) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

     See also "-- Securities Lending" for the amount of the Company's cash received from and due back to counterparties pursuant to the Company's securities lending program. See "-- Variable Interest Entities" for assets of certain CSEs that can only be used to settle liabilities of such entities.

  OTHER SECURITIES

     The tables below present certain information about the Company's securities for which the FVO has been elected:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                    2010    2009
                                                                   ------   ----
                                                                   (IN MILLIONS)
FVO general account securities...................................  $    7   $  7
FVO contractholder-directed unit-linked investments..............   2,240    931
                                                                   ------   ----
  Total other securities -- at estimated fair value..............  $2,247   $938
                                                                   ======   ====




                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2010      2009      2008
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
FVO general account securities:
  Net investment income....................................  $ --       $--      $  2
  Changes in estimated fair value included in net
     investment income.....................................  $ --       $ 1      $ (2)
FVO contractholder-directed unit-linked investments:
  Net investment income....................................  $167       $97      $(21)
  Changes in estimated fair value included in net
     investment income.....................................  $121       $89      $(19)


     See Note 1 for discussion of FVO contractholder-directed unit-linked investments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOANS

     Mortgage loans are summarized as follows at:

                                                                 DECEMBER 31,
                                                     -----------------------------------
                                                           2010               2009
                                                     ----------------   ----------------
                                                     CARRYING    % OF   CARRYING    % OF
                                                       VALUE    TOTAL     VALUE    TOTAL
                                                     --------   -----   --------   -----
                                                                  (IN MILLIONS)
Mortgage loans:
  Commercial mortgage loans........................   $ 4,635    36.4%   $3,620     76.2%
  Agricultural mortgage loans......................     1,342    10.6     1,204     25.4
  Residential mortgage loans.......................        --      --         1       --
                                                      -------   -----    ------    -----
     Subtotal......................................     5,977    47.0%    4,825    101.6%
  Valuation allowances.............................       (87)   (0.7)      (77)    (1.6)
                                                      -------   -----    ------    -----
     Subtotal mortgage loans, net..................     5,890    46.3     4,748    100.0
  Commercial mortgage loans held by consolidated
     securitization entities -- FVO................     6,840    53.7        --       --
                                                      -------   -----    ------    -----
Total mortgage loans, net..........................   $12,730   100.0%   $4,748    100.0%
                                                      =======   =====    ======    =====



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above. The carrying value of such loans were $199 million and $200 million at December 31, 2010 and 2009, respectively.

     Concentration of Credit Risk -- The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The Company's commercial and agricultural mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's commercial and agricultural mortgage loans located in California, New York and Texas were 28%, 13% and 6%, respectively, of total mortgage loans (excluding commercial mortgage loans held by CSEs) at December 31, 2010. Additionally, the Company manages risk when originating commercial and agricultural mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                          DECEMBER 31,
                               -----------------------------------------------------------------
                                2010     2009     2010     2009    2010   2009    2010     2009
                               ------   ------   ------   ------   ----   ----   ------   ------
                                  COMMERCIAL       AGRICULTURAL    RESIDENTIAL        TOTAL
                               ---------------   ---------------   -----------   ---------------
                                                         (IN MILLIONS)
Mortgage loans:
  Evaluated individually for
     credit losses...........  $   23   $   23   $   --   $   --   $ --   $ --   $   23   $   23
  Evaluated collectively for
     credit losses...........   4,612    3,597    1,342    1,204     --      1    5,954    4,802
                               ------   ------   ------   ------   ----   ----   ------   ------
     Total mortgage loans....   4,635    3,620    1,342    1,204     --      1    5,977    4,825
                               ------   ------   ------   ------   ----   ----   ------   ------
Valuation allowances:
  Specific credit losses.....      23       23       --       --     --     --       23       23
  Non-specifically identified
     credit losses...........      61       51        3        3     --     --       64       54
                               ------   ------   ------   ------   ----   ----   ------   ------
     Total valuation
       allowances............      84       74        3        3     --     --       87       77
                               ------   ------   ------   ------   ----   ----   ------   ------
Mortgage loans, net of
  valuation allowance........  $4,551   $3,546   $1,339   $1,201   $ --   $  1   $5,890   $4,748
                               ======   ======   ======   ======   ====   ====   ======   ======



     The following tables present the changes in the valuation allowance, by portfolio segment:

                                                             MORTGAGE LOAN VALUATION
                                                                    ALLOWANCES
                                                        ---------------------------------
                                                        COMMERCIAL   AGRICULTURAL   TOTAL
                                                        ----------   ------------   -----
                                                                  (IN MILLIONS)
Balance at January 1, 2008............................     $  7           $ 1        $  8
  Provision (release).................................       74             1          75
  Charge-offs, net of recoveries......................      (37)           --         (37)
                                                           ----           ---        ----
Balance at December 31, 2008..........................       44             2          46
  Provision (release).................................       35             1          36
  Charge-offs, net of recoveries......................       (5)           --          (5)
                                                           ----           ---        ----
Balance at December 31, 2009..........................       74             3          77
  Provision (release).................................       16            --          16
  Charge-offs, net of recoveries......................       (6)           --          (6)
                                                           ----           ---        ----
Balance at December 31, 2010..........................     $ 84           $ 3        $ 87
                                                           ====           ===        ====



     Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value: Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                             DECEMBER 31, 2010
                           ------------------------------------------------------------------------------------
                                             RECORDED INVESTMENT
                           -------------------------------------------------------
                              DEBT SERVICE COVERAGE RATIOS
                           ---------------------------------                           ESTIMATED
                           > 1.20X   1.00X - 1.20X   < 1.00X    TOTAL   % OF TOTAL     FAIR VALUE    % OF TOTAL
                           -------   -------------   -------   ------   ----------   -------------   ----------
                                          (IN MILLIONS)                              (IN MILLIONS)
Loan-to-value ratios:
Less than 65%............   $2,051        $ 11         $ 34    $2,096       45.2%        $2,196          47.1%
65% to 75%...............      824          99          148     1,071       23.1          1,099          23.6
76% to 80%...............      301          29            7       337        7.3            347           7.4
Greater than 80%.........      828         163          140     1,131       24.4          1,018          21.9
                            ------        ----         ----    ------      -----         ------         -----
  Total..................   $4,004        $302         $329    $4,635      100.0%        $4,660         100.0%
                            ======        ====         ====    ======      =====         ======         =====



     Agricultural Mortgage Loans -- by Credit Quality Indicator: The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, was at:

                                                                  DECEMBER 31, 2010
                                                          --------------------------------
                                                             AGRICULTURAL MORTGAGE LOANS
                                                          --------------------------------
                                                          RECORDED INVESTMENT   % OF TOTAL
                                                          -------------------   ----------
                                                             (IN MILLIONS)
Loan-to-value ratios:
Less than 65%...........................................         $1,289             96.0%
65% to 75%..............................................             53              4.0
                                                                 ------            -----
  Total.................................................         $1,342            100.0%
                                                                 ======            =====



     Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio with approximately 99% of all mortgage loans classified as performing.

     Past Due. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days past due; and agricultural mortgage loans -- 90 days past due. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, was $0 and $7 million for commercial and agricultural mortgage loans, respectively, at December 31, 2010; and for all mortgage loans was $7 million and $10 million at December 31, 2010 and 2009, respectively.

     Accrual Status. Past Due 90 Days or More and Still Accruing Interest. The Company had no recorded investment in mortgage loans, prior to valuation allowances, that were past due 90 days or more and still accruing interest at December 31, 2010 and $4 million at December 31, 2009.

     Accrual Status. Mortgage Loans in Nonaccrual Status. The recorded investment in mortgage loans, prior to valuation allowances, that were in nonaccrual status was $1 million and $6 million for commercial and agricultural mortgage loans, respectively, at December 31, 2010. The Company had no loans 90 days or more past due that were in nonaccrual status at December 31, 2009.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Impaired Mortgage Loans. The unpaid principal balance, recorded investment, valuation allowances and carrying value, net of valuation allowances, for impaired mortgage loans, by portfolio segment, at December 31, 2010 and for all impaired mortgage loans at December 31, 2009, were as follows at:

                                                               IMPAIRED MORTGAGE LOANS
                           ----------------------------------------------------------------------------------------------
                                                                                 LOANS WITHOUT
                                  LOANS WITH A VALUATION ALLOWANCE           A VALUATION ALLOWANCE    ALL IMPAIRED LOANS
                           ----------------------------------------------   ----------------------   --------------------
                             UNPAID                                           UNPAID                   UNPAID
                           PRINCIPAL    RECORDED     VALUATION   CARRYING   PRINCIPAL    RECORDED    PRINCIPAL   CARRYING
                            BALANCE    INVESTMENT   ALLOWANCES     VALUE     BALANCE    INVESTMENT    BALANCE      VALUE
                           ---------   ----------   ----------   --------   ---------   ----------   ---------   --------
                                                                    (IN MILLIONS)
AT DECEMBER 31, 2010:
Commercial mortgage
  loans..................     $23          $23          $23         $--        $--          $--         $23         $--
Agricultural mortgage
  loans..................      --           --           --          --          7            7           7           7
                              ---          ---          ---         ---        ---          ---         ---         ---
  Total..................     $23          $23          $23         $--        $ 7          $ 7         $30         $ 7
                              ===          ===          ===         ===        ===          ===         ===         ===
TOTAL MORTGAGE LOANS AT
  DECEMBER 31, 2009......     $24          $24          $24         $--        $12          $12         $36         $12
                              ===          ===          ===         ===        ===          ===         ===         ===



     Unpaid principal balance is generally prior to any charge-off.

     The average investment in impaired mortgage loans, and the related interest income, by portfolio segment, for the year ended December 31, 2010 and for all mortgage loans for the years ended December 31, 2009 and 2008, respectively, was:

                                                             IMPAIRED MORTGAGE LOANS
                                                 -----------------------------------------------
                                                 AVERAGE INVESTMENT   INTEREST INCOME RECOGNIZED
                                                 ------------------   --------------------------
                                                                      CASH BASIS   ACCRUAL BASIS
                                                                      ----------   -------------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Commercial mortgage loans......................          $45              $ 2           $--
Agricultural mortgage loans....................           13               --            --
                                                         ---              ---           ---
  Total........................................          $58              $ 2           $--
                                                         ===              ===           ===
FOR THE YEAR ENDED DECEMBER 31, 2009...........          $32              $ 2           $--
                                                         ===              ===           ===
FOR THE YEAR ENDED DECEMBER 31, 2008...........          $42              $ 1           $ 1
                                                         ===              ===           ===



  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate investments by type consisted of the following:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Traditional.........................................    $105      21.0%    $ 82      18.4%
Real estate joint ventures and funds................     368      73.4      363      81.6
                                                        ----     -----     ----     -----
  Real estate and real estate joint ventures........     473      94.4      445     100.0
                                                        ----     -----     ----     -----
Foreclosed..........................................      28       5.6       --        --
                                                        ----     -----     ----     -----
  Total real estate and real estate joint ventures..    $501     100.0%    $445     100.0%
                                                        ====     =====     ====     =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and, to a much lesser extent, joint ventures with interests in single property income-producing real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

     Commercial and agricultural properties acquired through foreclosure were $28 million for the year ended December 31, 2010. There were no properties acquired through foreclosure for the year ended December 31, 2009. After the Company acquires properties through foreclosure, it evaluates whether the property is appropriate for retention in its traditional real estate portfolio. Foreclosed real estate held at December 31, 2010 includes those properties the Company has not selected for retention in its traditional real estate portfolio and which do not meet the criteria to be classified as held-for-sale.

     The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $22 million and $18 million at December 31, 2010 and 2009, respectively. Related depreciation expense on traditional wholly-owned real estate was $4 million, $3 million and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     Impairments recognized on real estate and real estate joint ventures were $20 million and $61 million for the years ended December 31, 2010, and 2009, respectively. There were no impairments on real estate and real estate joint ventures for the year ended December 31, 2008. There were no real estate held-for-sale at December 31, 2010, 2009 or 2008. The carrying value of non-income producing real estate was $5 million, $1 million and $1 million at December 31, 2010, 2009 and 2008, respectively.

     The Company diversifies its real estate investments by both geographic region and property type to reduce risk of concentration. The Company's real estate investments are primarily located in the United States and, at December 31, 2010, 25%, 23% and 19% were located in Georgia, California, and New York, respectively.

     The Company's real estate investments by property type are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Office..............................................    $253      50.4%    $127      28.6%
Real estate private equity funds....................     122      24.4       96      21.6
Apartments..........................................      32       6.4       72      16.2
Industrial..........................................      16       3.2       25       5.6
Land................................................      14       2.8       43       9.6
Retail..............................................       9       1.8       16       3.6
Agriculture.........................................      --        --       11       2.5
Other...............................................      55      11.0       55      12.3
                                                        ----     -----     ----     -----
  Total real estate and real estate joint ventures..    $501     100.0%    $445     100.0%
                                                        ====     =====     ====     =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.5 billion and $1.2 billion at December 31, 2010 and 2009, respectively. Included within other limited partnership interests were $380 million and $335 million at December 31, 2010 and 2009, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $11 million, $66 million and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

  COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

     The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.8 billion as of December 31, 2010. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.0 billion as of December 31, 2010. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

     As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2010, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

     As of, and for the year ended December 31, 2010, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $134.3 billion and $100.3 billion as of December 31, 2010 and 2009, respectively. Aggregate total liabilities of these entities totaled $12.7 billion and $9.2 billion as of December 31, 2010 and 2009, respectively. Aggregate net income (loss) of these entities totaled $14.0 billion, $13.4 billion and ($14.5) billion for the years ended December 31, 2010, 2009 and 2008, respectively. Aggregate net income
(loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Freestanding derivatives with positive fair values..   $1,520     88.6%   $1,470     98.1%
Tax credit partnerships.............................       92      5.3         2      0.1
Leveraged leases, net of non-recourse debt..........       56      3.3        --       --
Joint venture investments...........................       46      2.7        26      1.8
Other...............................................        2      0.1        --       --
                                                       ------    -----    ------    -----
  Total.............................................   $1,716    100.0%   $1,498    100.0%
                                                       ======    =====    ======    =====



     See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. See the following section "Leveraged Leases" for the composition of leveraged leases. Joint venture investments are accounted for under the equity method and represent the Company's investment in insurance underwriting joint ventures in China.

  Leveraged Leases

     Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                            DECEMBER 31, 2010
                                                            -----------------
                                                              (IN MILLIONS)
Rental receivables, net...................................         $ 92
Estimated residual values.................................           14
                                                                   ----
  Subtotal................................................          106
Unearned income...........................................          (50)
                                                                   ----
  Investment in leveraged leases..........................         $ 56
                                                                   ====



     The Company did not have any investments in leveraged leases at December 31, 2009.

     The rental receivables set forth above are generally due in periodic installments. The payment periods were 22 years. For rental receivables, the Company's primary credit quality indicator is whether the rental receivable is performing or non-performing. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. The determination of performing or non-performing status is assessed monthly. As of December 31, 2010, all of the rental receivables were performing.

     The Company's deferred income tax liability related to leveraged leases was $4 million at December 31, 2010.

     There was no net investment income recognized on leverage leases for the year ended December 31, 2010.

  SHORT-TERM INVESTMENTS

     The carrying value of short-term investments, which includes investments with remaining maturities of one year or less, but greater than three months, at the time of purchase was $1.2 billion and $1.8 billion at December 31,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2010 and 2009, respectively. The Company is exposed to concentrations of credit risk related to securities of the U.S. government and certain U.S. government agencies included within short-term investments, which were $935 million and $1.5 billion at December 31, 2010 and 2009, respectively.

  CASH EQUIVALENTS

     The carrying value of cash equivalents, which includes investments with an original or remaining maturity of three months or less, at the time of purchase was $1.8 billion and $2.4 billion at December 31, 2010 and 2009, respectively. The Company is exposed to concentrations of credit risk related to securities of the U.S. government and certain U.S. government agencies included within cash equivalents, which were $1.3 billion and $1.5 billion at December 31, 2010 and 2009, respectively.

  VARIABLE INTEREST ENTITIES

     The Company holds investments in certain entities that are VIEs.

     In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, consistent with the new guidance described in Note 1, is deemed to be the primary beneficiary or consolidator of the entity. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment. Upon the adoption of new guidance effective January 1, 2010, the Company consolidated former QSPEs that are structured as CMBS. At December 31, 2010, these entities held total assets of $6,871 million, consisting of $6,840 million of commercial mortgage loans and $31 million of accrued investment income. These entities had total liabilities of $6,804 million, consisting of $6,773 million of long-term debt and $31 million of other liabilities. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company or any of its subsidiaries or affiliates liable for any principal or interest shortfalls, should any arise. The Company's exposure is limited to that of its remaining investment in the former QSPEs of $64 million at estimated fair value at December 31, 2010. The long-term debt referred to above bears interest at primarily fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis and is expected to be repaid over the next 7 years. Interest expense related to these obligations, included in other expenses, was $402 million for the year ended December 31, 2010.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                                   DECEMBER 31,
                                                  ---------------------------------------------
                                                           2010                    2009
                                                  ---------------------   ---------------------
                                                               MAXIMUM                 MAXIMUM
                                                  CARRYING    EXPOSURE    CARRYING    EXPOSURE
                                                   AMOUNT    TO LOSS(1)    AMOUNT    TO LOSS(1)
                                                  --------   ----------   --------   ----------
                                                                  (IN MILLIONS)
Fixed maturity securities available-for-sale:
  RMBS (2)......................................   $ 6,709     $ 6,709     $   --      $   --
  CMBS (2)......................................     2,277       2,277         --          --
  ABS (2).......................................     1,869       1,869         --          --
  Foreign corporate securities..................       348         348        304         304
  U.S. corporate securities.....................       336         336        247         247
Other limited partnership interests.............     1,192       1,992        838       1,273
Real estate joint ventures......................        10          35         32          39
                                                   -------     -------     ------      ------
     Total......................................   $12,741     $13,566     $1,421      $1,863
                                                   =======     =======     ======      ======



--------

   (1) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (2) As discussed in Note 1, the Company adopted new guidance effective January 1, 2010 which eliminated the concept of a QSPE. As a result, the Company concluded it held variable interests in RMBS, CMBS and ABS. For these interests, the Company's involvement is limited to that of a passive investor.

     As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2010, 2009 and 2008.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2010 and 2009, the Company held $63 million and $285 million, respectively, in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income (loss) from these investments was ($2) million, $2 million and $10 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates..............................................  $582      $717      $ 27
Amortized cost of invested assets transferred to
  affiliates..............................................  $533      $769      $ 23
Net investment gains (losses) recognized on invested
  assets transferred to affiliates........................  $ 49      $(52)     $  4
Estimated fair value of assets transferred from
  affiliates..............................................  $ 46      $143      $230


     During the year ended December 31, 2009, the Company loaned $200 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which is included in mortgage loans. The carrying value of these loans was $199 million and $200 million at December 31, 2010 and 2009, respectively. Loans of $140 million bear interest at 7.26% and are due in quarterly principal and interest payments of $3 million through January 2020. Loans of $60 million bear interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from this investment was $14 million and less than $1 million for the years ended December 31, 2010 and 2009, respectively.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

     See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

     See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                              DECEMBER 31,
                                                      ------------------------------------------------------------
                                                                   2010                           2009
                                                      -----------------------------  -----------------------------
                                                                   ESTIMATED FAIR                 ESTIMATED FAIR
                                                                     VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                    NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  --------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                              (IN MILLIONS)
Interest rate       Interest rate swaps.............   $ 9,102  $  658      $252      $ 5,261  $  534      $179
                    Interest rate floors............     7,986     127        62        7,986      78        34
                    Interest rate caps..............     7,158      29         1        4,003      15        --
                    Interest rate futures...........     1,966       5         7          835       2         1
                    Interest rate forwards..........       695      --        71           --      --        --
Foreign currency    Foreign currency swaps..........     2,561     585        68        2,678     689        93
                    Foreign currency forwards.......       151       4         1           79       3        --
Credit              Credit default swaps............     1,324      15        22          966      12        31
                    Credit forwards.................        --      --        --           90      --         3
Equity market       Equity futures..................        93      --        --           81       1        --
                    Equity options..................       733      77        --          775     112        --
                    Variance swaps..................     1,081      20         8        1,081      24         6
                                                       -------  ------      ----      -------  ------      ----
                      Total.........................   $32,850  $1,520      $492      $23,835  $1,470      $347
                                                       =======  ======      ====      =======  ======      ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2010:

                                                               REMAINING LIFE
                                   ---------------------------------------------------------------------
                                                 AFTER ONE YEAR   AFTER FIVE YEARS
                                   ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                       LESS           YEARS             YEARS          YEARS      TOTAL
                                   -----------   --------------   ----------------   ---------   -------
                                                               (IN MILLIONS)
Interest rate swaps..............     $1,007         $ 2,340           $2,450          $3,305    $ 9,102
Interest rate floors.............         --           4,468            3,518              --      7,986
Interest rate caps...............      1,750           4,830              578              --      7,158
Interest rate futures............      1,966              --               --              --      1,966
Interest rate forwards...........         75             585               35              --        695
Foreign currency swaps...........        925           1,039              328             269      2,561
Foreign currency forwards........        151              --               --              --        151
Credit default swaps.............         --           1,324               --              --      1,324
Credit forwards..................         --              --               --              --         --
Equity futures...................         93              --               --              --         93
Equity options...................        127             606               --              --        733
Variance swaps...................         --             519              562              --      1,081
                                      ------         -------           ------          ------    -------
  Total..........................     $6,094         $15,711           $7,471          $3,574    $32,850
                                      ======         =======           ======          ======    =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

     Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

     Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     The Company writes covered call options on its portfolio of U.S. Treasuries as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options. The Company utilizes covered call options in non-qualifying hedging relationships.

     The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

     Swap spreadlocks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spreadlocks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. The Company utilizes swap spreadlocks in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2010                              2009
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                            FAIR VALUE                        FAIR VALUE
DERIVATIVES DESIGNATED AS HEDGING           NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Fair Value Hedges:
  Foreign currency swaps..................   $  787     $334        $ 18       $  850     $370        $15
  Interest rate swaps.....................      193       11          15          220       11          2
                                             ------     ----        ----       ------     ----        ---
     Subtotal.............................      980      345          33        1,070      381         17
                                             ------     ----        ----       ------     ----        ---
Cash Flow Hedges:
  Foreign currency swaps..................      295       15          11          166       15          7
  Interest rate swaps.....................      575        1          45           --       --         --
  Interest rate forwards..................      695       --          71           --       --         --
  Credit forwards.........................       --       --          --           90       --          3
                                             ------     ----        ----       ------     ----        ---
     Subtotal.............................    1,565       16         127          256       15         10
                                             ------     ----        ----       ------     ----        ---
       Total Qualifying Hedges............   $2,545     $361        $160       $1,326     $396        $27
                                             ======     ====        ====       ======     ====        ===



     The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                                    DECEMBER 31,
                                         -----------------------------------------------------------------
                                                       2010                              2009
                                         -------------------------------   -------------------------------
                                                          ESTIMATED                         ESTIMATED
                                                         FAIR VALUE                        FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT        NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS         AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
---------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                   (IN MILLIONS)
Interest rate swaps....................   $ 8,334   $  646       $192       $ 5,041   $  523       $177
Interest rate floors...................     7,986      127         62         7,986       78         34
Interest rate caps.....................     7,158       29          1         4,003       15         --
Interest rate futures..................     1,966        5          7           835        2          1
Foreign currency swaps.................     1,479      236         39         1,662      304         71
Foreign currency forwards..............       151        4          1            79        3         --
Credit default swaps...................     1,324       15         22           966       12         31
Equity futures.........................        93       --         --            81        1         --
Equity options.........................       733       77         --           775      112         --
Variance swaps.........................     1,081       20          8         1,081       24          6
                                          -------   ------       ----       -------   ------       ----
  Total non-designated or non-
     qualifying derivatives............   $30,305   $1,159       $332       $22,509   $1,074       $320
                                          =======   ======       ====       =======   ======       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET DERIVATIVE GAINS (LOSSES)

     The components of net derivative gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                             2010       2009      2008
                                                             ----     -------     ----
                                                                   (IN MILLIONS)
Derivatives and hedging gains (losses) (1).................  $(74)    $  (717)    $558
Embedded derivatives.......................................   132        (314)     436
                                                             ----     -------     ----
  Total net derivative gains (losses)......................  $ 58     $(1,031)    $994
                                                             ====     =======     ====



--------

   (1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedge relationships, which are not presented elsewhere in this note.

     The following table presents the settlement payments recorded in income for the:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Qualifying hedges:
  Net investment income.....................................   $ 2       $(1)      $(2)
  Interest credited to policyholder account balances........    37        40         6
Non-qualifying hedges:
  Net derivative gains (losses).............................     6        (8)       43
                                                               ---       ---       ---
     Total..................................................   $45       $31       $47
                                                               ===       ===       ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table represents the amount of such net derivative gains (losses) recognized for the years ended December 31, 2010, 2009 and 2008:

                                                                  NET DERIVATIVE                        INEFFECTIVENESS
                                                                  GAINS (LOSSES)  NET DERIVATIVE GAINS   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE           HEDGED ITEMS IN FAIR VALUE      RECOGNIZED     (LOSSES) RECOGNIZED   NET DERIVATIVE
HEDGING RELATIONSHIPS                 HEDGING RELATIONSHIPS      FOR DERIVATIVES    FOR HEDGED ITEMS     GAINS (LOSSES)
-----------------------------     -----------------------------  ---------------  --------------------  ---------------
                                                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps:              Fixed maturity securities....        $ (1)              $   1               $ --
                                  Policyholder account balances
                                  (1)..........................         (13)                  8                 (5)
Foreign currency swaps:           Foreign-denominated
                                  policyholder account balances
                                  (2)..........................         (38)                 14                (24)
                                                                       ----               -----               ----
  Total........................................................        $(52)              $  23               $(29)
                                                                       ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:              Fixed maturity securities....        $  6               $  (6)              $ --
                                  Policyholder account balances
                                  (1)..........................          (8)                  4                 (4)
Foreign currency swaps:           Foreign-denominated
                                  policyholder account balances
                                  (2)..........................         111                (117)                (6)
                                                                       ----               -----               ----
  Total........................................................        $109               $(119)              $(10)
                                                                       ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2008...........................        $(87)              $  86               $ (1)
                                                                       ====               =====               ====



--------

   (1) Fixed rate liabilities

   (2) Fixed rate or floating rate liabilities

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments;
(iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (iv) interest rate swaps to convert floating rate investments to fixed rate investments.

     For the year ended December 31, 2010, the Company recognized ($1) million of net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. For the years ended December 31, 2009 and 2008, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2010 related to such discontinued cash flow hedges was insignificant and for the years ended December 31, 2009 and 2008, there were no amounts reclassified into net derivative gains (losses). At December 31, 2010 and 2009, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and one year, respectively. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the year ended December 31, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----      ----      ----
                                                                   (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at
  January 1,...............................................  $  (1)     $ 20      $(13)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......   (107)      (44)        9
Amounts reclassified to net derivative gains (losses)......     (1)       23        24
                                                             -----      ----      ----
Accumulated other comprehensive income (loss), balance at
  December 31,.............................................  $(109)     $ (1)     $ 20
                                                             =====      ====      ====



     At December 31, 2010, $2 million of deferred net gains on derivatives in accumulated other comprehensive income (loss) was expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity for the years ended December 31, 2010, 2009 and 2008:

                                  AMOUNT OF GAINS             AMOUNT AND LOCATION
                                 (LOSSES) DEFERRED             OF GAINS (LOSSES)              AMOUNT AND LOCATION
                                IN ACCUMULATED OTHER           RECLASSIFIED FROM               OF GAINS (LOSSES)
DERIVATIVES IN CASH FLOW        COMPREHENSIVE INCOME    ACCUMULATED OTHER COMPREHENSIVE   RECOGNIZED IN INCOME (LOSS)
HEDGING RELATIONSHIPS          (LOSS) ON DERIVATIVES   INCOME (LOSS) INTO INCOME (LOSS)          ON DERIVATIVES
-----------------------------  ---------------------   --------------------------------   ---------------------------
                                                                                            (INEFFECTIVE PORTION AND
                                                                                              AMOUNT EXCLUDED FROM
                                (EFFECTIVE PORTION)           (EFFECTIVE PORTION)            EFFECTIVENESS TESTING)
                               ---------------------   --------------------------------   ---------------------------
                                                                NET DERIVATIVE                   NET DERIVATIVE
                                                                GAINS (LOSSES)                   GAINS (LOSSES)
                                                       --------------------------------   ---------------------------
                                                                                (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
  Interest rate swaps........          $ (44)                        $ --                             $--
  Foreign currency swaps.....             (6)                          (3)                             --
  Interest rate forwards.....            (71)                           4                              (1)
  Credit forwards............             14                           --                              --
                                       -----                         ----                             ---
     Total...................          $(107)                        $  1                             $(1)
                                       =====                         ====                             ===
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps.....          $ (58)                        $(36)                            $--
  Interest rate forwards.....             17                           13                              --
  Credit forwards............             (3)                          --                              --
                                       -----                         ----                             ---
     Total...................          $ (44)                        $(23)                            $--
                                       =====                         ====                             ===
FOR THE YEAR ENDED DECEMBER 31, 2008:
  Foreign currency swaps.....          $   9                         $(24)                            $--
                                       =====                         ====                             ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spreadlocks to economically hedge invested assets against the risk of changes in credit spreads; (vi) credit default swaps to synthetically create investments; (vii) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates; (viii) basis swaps to better match the cash flows of assets and related liabilities; (ix) inflation swaps to reduce risk generated from inflation-indexed liabilities; (x) covered call options for income generation; and (xi) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                                   NET            NET
                                                               DERIVATIVE     INVESTMENT
                                                             GAINS (LOSSES)    INCOME(1)
                                                             --------------   ----------
                                                                    (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps........................................       $  51           $--
Interest rate floors.......................................          20            --
Interest rate caps.........................................          (9)           --
Interest rate futures......................................         (22)           --
Equity futures.............................................         (12)           --
Foreign currency swaps.....................................         (31)           --
Foreign currency forwards..................................           2            --
Equity options.............................................         (30)           (7)
Interest rate options......................................          (3)           --
Interest rate forwards.....................................           1            --
Variance swaps.............................................          (6)           --
Credit default swaps.......................................          --            --
                                                                  -----           ---
  Total....................................................       $ (39)          $(7)
                                                                  =====           ===
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps........................................       $(149)          $--
Interest rate floors.......................................        (265)           --
Interest rate caps.........................................           4            --
Interest rate futures......................................         (37)           --
Equity futures.............................................         (71)           --
Foreign currency swaps.....................................          (3)           --
Foreign currency forwards..................................          (4)           --
Equity options.............................................        (121)           (1)
Variance swaps.............................................         (40)           --
Credit default swaps.......................................         (50)           --
                                                                  -----           ---
  Total....................................................       $(736)          $(1)
                                                                  =====           ===
FOR THE YEAR ENDED DECEMBER 31, 2008.......................       $ 514           $--
                                                                  =====           ===



--------

   (1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


risk, assuming the value of all referenced credit obligations is zero, was $912 million and $477 million at December 31, 2010 and 2009, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2010 and 2009, the Company would have received $13 million and $8 million, respectively, to terminate all of these contracts.

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2010 and 2009:

                                                                         DECEMBER 31,
                                      ----------------------------------------------------------------------------------
                                                        2010                                      2009
                                      ----------------------------------------  ----------------------------------------
                                                      MAXIMUM                                   MAXIMUM
                                       ESTIMATED      AMOUNT                     ESTIMATED      AMOUNT
                                      FAIR VALUE     OF FUTURE      WEIGHTED    FAIR VALUE     OF FUTURE      WEIGHTED
RATING AGENCY DESIGNATION OF           OF CREDIT  PAYMENTS UNDER     AVERAGE     OF CREDIT  PAYMENTS UNDER     AVERAGE
REFERENCED                              DEFAULT   CREDIT DEFAULT    YEARS TO      DEFAULT   CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                   SWAPS       SWAPS (2)    MATURITY (3)     SWAPS       SWAPS (2)    MATURITY (3)
------------------------------------  ----------  --------------  ------------  ----------  --------------  ------------
                                                                         (IN MILLIONS)
Aaa/Aa/A
Single name credit default swaps
  (corporate).......................      $ 1          $ 45            3.6          $ 1          $ 25            4.0
Credit default swaps referencing
  indices...........................       11           679            3.7            7           437            3.5
                                          ---          ----                         ---          ----
  Subtotal..........................       12           724            3.7            8           462            3.5
                                          ---          ----                         ---          ----
Baa
Single name credit default swaps
  (corporate).......................       --             5            3.0           --             5            4.0
Credit default swaps referencing
  indices...........................        1           183            5.0           --            10            5.0
                                          ---          ----                         ---          ----
  Subtotal..........................        1           188            5.0           --            15            4.7
                                          ---          ----                         ---          ----
     Total..........................      $13          $912            4.0          $ 8          $477            3.5
                                          ===          ====                         ===          ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2010 and 2009, the Company was obligated to return cash collateral under its control of $965 million and $945 million, respectively. This unrestricted

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2010 and 2009, the Company had also accepted collateral consisting of various securities with a fair market value of $3 million and $88 million, respectively, which were held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2010, none of the collateral had been sold or repledged.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                                     ESTIMATED FAIR VALUE           FAIR VALUE OF INCREMENTAL
                                                   OF COLLATERAL PROVIDED:          COLLATERAL PROVIDED UPON:
                                                   -----------------------   --------------------------------------
                                                                                              DOWNGRADE IN THE
                                                                             ONE NOTCH     COMPANY'S CREDIT RATING
                                                                             DOWNGRADE    TO A LEVEL THAT TRIGGERS
                                   ESTIMATED                                   IN THE          FULL OVERNIGHT
                               FAIR VALUE (1) OF                             COMPANY'S      COLLATERALIZATION OR
                              DERIVATIVES IN NET        FIXED MATURITY         CREDIT            TERMINATION
                              LIABILITY POSITION        SECURITIES(2)          RATING    OF THE DERIVATIVE POSITION
                              ------------------   -----------------------   ---------   --------------------------
                                                                  (IN MILLIONS)
DECEMBER 31, 2010...........          $96                    $58                $11                  $62
DECEMBER 31, 2009...........          $42                    $--                $ 8                  $42


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2010 and 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2010 was $196 million. At December 31, 2010, the Company provided securities collateral of $58 million in connection with these derivatives. In the unlikely event that both:
(i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


position at December 31, 2010 would be $138 million. This amount does not consider gross derivative assets of $100 million for which the Company has the contractual right of offset.

     The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2010 and 2009, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2010 and 2009, the Company provided cash collateral for exchange-traded futures of $25 million and $18 million, respectively, which is included in premiums, reinsurance and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and ceded reinsurance written on a funds withheld basis.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits...............................  $936     $724
  Options embedded in debt or equity securities...................    (2)      (5)
                                                                    ----     ----
     Net embedded derivatives within asset host contracts.........  $934     $719
                                                                    ====     ====
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits..............................  $254     $290
  Other...........................................................     5      (11)
                                                                    ----     ----
     Net embedded derivatives within liability host contracts.....  $259     $279
                                                                    ====     ====



     The following table presents changes in estimated fair value related to embedded derivatives:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Net derivative gains (losses) (1), (2)......................  $132   $(314)  $436


--------

   (1) The valuation of direct guaranteed minimum benefits includes an adjustment for nonperformance risk. Included in net derivative gains (losses), in connection with this adjustment, were gains (losses) of ($153) million, ($567) million and $738 million, for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. Included in net derivatives gains (losses), in connection with this adjustment, were gains (losses) of $210 million, $816 million and ($1,145) million, for the years ended December 31, 2010, 2009 and 2008, respectively. The net derivative gains (losses) for the year ended December 31, 2010 included a gain of $191 million relating to a refinement for estimating nonperformance risk in fair value measurements implemented at June 30, 2010. See Note 4.

   (2) See Note 8 for discussion of affiliated net derivative gains (losses) included in the table above.

4.  FAIR VALUE

     Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                DECEMBER 31, 2010
                                        -----------------------------------------------------------------
                                           FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                        -----------------------------------------------------
                                         QUOTED PRICES IN
                                        ACTIVE MARKETS FOR                        SIGNIFICANT     TOTAL
                                         IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE   ESTIMATED
                                          AND LIABILITIES    OBSERVABLE INPUTS      INPUTS         FAIR
                                             (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      VALUE
                                        ------------------   -----------------   ------------   ---------
                                                                  (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities...........        $   --              $ 13,864          $1,510       $ 15,374
  Foreign corporate securities........            --                 7,590             880          8,470
  U.S. Treasury and agency
     securities.......................         4,616                 3,026              34          7,676
  RMBS................................            --                 6,674              35          6,709
  CMBS................................            --                 2,147             130          2,277
  ABS.................................            --                 1,301             568          1,869
  State and political subdivision
     securities.......................            --                 1,614              32          1,646
  Foreign government securities.......            --                   889              14            903
                                              ------              --------          ------       --------
     Total fixed maturity securities..         4,616                37,105           3,203         44,924
                                              ------              --------          ------       --------
Equity securities:
  Non-redeemable preferred stock......            --                    54             214            268
  Common stock........................            43                    72              22            137
                                              ------              --------          ------       --------
     Total equity securities..........            43                   126             236            405
                                              ------              --------          ------       --------
Other securities:
  FVO general account securities......            --                     7              --              7
  FVO contractholder-directed unit-
     linked investments...............         2,240                    --              --          2,240
                                              ------              --------          ------       --------
     Total other securities...........         2,240                     7              --          2,247
                                              ------              --------          ------       --------
Short-term investments (1)............           390                   584             173          1,147
Mortgage loans held by consolidated
  securitization entities.............            --                 6,840              --          6,840
Derivative assets: (2)
  Interest rate contracts.............             5                   804              10            819
  Foreign currency contracts..........            --                   589              --            589
  Credit contracts....................            --                     3              12             15
  Equity market contracts.............            --                    77              20             97
                                              ------              --------          ------       --------
     Total derivative assets..........             5                 1,473              42          1,520
                                              ------              --------          ------       --------
Net embedded derivatives within asset
  host contracts (3)..................            --                    --             936            936
Separate account assets (4)...........            76                61,410             133         61,619
                                              ------              --------          ------       --------
       Total assets...................        $7,370              $107,545          $4,723       $119,638
                                              ======              ========          ======       ========
LIABILITIES
Derivative liabilities: (2)
  Interest rate contracts.............        $    7              $    315          $   71       $    393
  Foreign currency contracts..........            --                    69              --             69
  Credit contracts....................            --                    21               1             22
  Equity market contracts.............            --                    --               8              8
                                              ------              --------          ------       --------
     Total derivative liabilities.....             7                   405              80            492
                                              ------              --------          ------       --------
Net embedded derivatives within
  liability host contracts (3)........            --                    --             259            259
Long-term debt of consolidated
  securitization entities.............            --                 6,773              --          6,773
                                              ------              --------          ------       --------
     Total liabilities................        $    7              $  7,178          $  339       $  7,524
                                              ======              ========          ======       ========



     See "-- Variable Interest Entities" in Note 2 for discussion of CSEs included in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2009
                                      -----------------------------------------------------------------
                                         FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                      -----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR                        SIGNIFICANT     TOTAL
                                       IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE   ESTIMATED
                                        AND LIABILITIES    OBSERVABLE INPUTS      INPUTS         FAIR
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      VALUE
                                      ------------------   -----------------   ------------   ---------
                                                                (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.........        $   --              $13,793           $1,605       $15,398
  Foreign corporate securities......            --                6,344              994         7,338
  U.S. Treasury and agency
     securities.....................         3,972                2,252               33         6,257
  RMBS..............................            --                5,827               25         5,852
  CMBS..............................            --                2,572               45         2,617
  ABS...............................            --                1,452              537         1,989
  State and political subdivision
     securities.....................            --                1,147               32         1,179
  Foreign government securities.....            --                  629               16           645
                                            ------              -------           ------       -------
     Total fixed maturity
       securities...................         3,972               34,016            3,287        41,275
                                            ------              -------           ------       -------
Equity securities:
  Non-redeemable preferred stock....            --                   48              258           306
  Common stock......................            72                   70               11           153
                                            ------              -------           ------       -------
     Total equity securities........            72                  118              269           459
                                            ------              -------           ------       -------
Other securities....................           931                    7               --           938
Short-term investments (1)..........         1,057                  703                8         1,768
Derivative assets (2)...............             3                1,410               57         1,470
Net embedded derivatives within
  asset host contracts (3)..........            --                   --              724           724
Separate account assets (4).........            69               49,227              153        49,449
                                            ------              -------           ------       -------
     Total assets...................        $6,104              $85,481           $4,498       $96,083
                                            ======              =======           ======       =======
LIABILITIES
Derivative liabilities (2)..........        $    1              $   336           $   10       $   347
Net embedded derivatives within
  liability host contracts (3)......            --                   --              279           279
                                            ------              -------           ------       -------
     Total liabilities..............        $    1              $   336           $  289       $   626
                                            ======              =======           ======       =======



--------

   (1) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

   (2) Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

   (3) Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented in the consolidated balance sheets within policyholder account balances and other liabilities. At December 31, 2010, fixed maturity securities and equity securities also included embedded derivatives of $3 million and ($5) million, respectively. At December 31, 2009, fixed maturity securities and equity securities included embedded derivatives of $0 and ($5) million, respectively.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     When available, the estimated fair value of the Company's fixed maturity, equity and other securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Mortgage Loans

     Mortgage loans presented in the tables above consist of commercial mortgage loans held by CSEs for which the Company has elected the FVO and which are carried at estimated fair value. As discussed in Note 1, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company adopted new guidance effective January 1, 2010 and consolidated certain securitization entities that hold commercial mortgage loans. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

     Embedded derivatives principally include certain direct and ceded variable annuity guarantees, and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the consolidated financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances in the consolidated balance sheets.

     The fair value of these guarantees is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates, currency exchange rates and observable and estimated implied volatilities.

     The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs. Both of these adjustments are captured as components of the spread which, when combined with the risk free rate, is used to discount the cash flows of the liability for purposes of determining its fair value.

     The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described above to an affiliated reinsurance company that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     As part of its regular review of critical accounting estimates, the Company periodically assesses inputs for estimating nonperformance risk (commonly referred to as "own credit") in fair value measurements. During the second quarter of 2010, the Company completed a study that aggregated and evaluated data, including historical recovery rates of insurance companies, as well as policyholder behavior observed over the past two years as the recent financial crisis evolved. As a result, at the end of the second quarter of 2010, the Company refined the way in which it incorporates expected recovery rates into the nonperformance risk adjustment for purposes of estimating the fair value of investment-type contracts and embedded derivatives within insurance contracts. The Company

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


recognized a gain of $60 million, net of DAC and income tax, relating to implementing the refinement at June 30, 2010.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "-- Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Separate Account Assets

     Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Long-term Debt of CSEs

     The Company has elected the FVO for the long-term debt of CSEs, which are carried at estimated fair value. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

     A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

     The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

     While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect our own assumptions about what factors market participants would use in pricing these investments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     These securities are comprised of U.S. Treasury securities, exchange traded common stock, exchange traded registered mutual fund interests included in other securities and short-term money market securities, including U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. Contractholder-directed unit-linked investments reported within other securities include certain registered mutual fund interests priced using daily NAV provided by the fund managers.

  Derivative Assets and Derivative Liabilities

     These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Separate Account Assets

     These assets are comprised of securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and certain exchange-traded derivatives, including financial futures. Valuation is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Other securities and short-term investments within this level are of a similar nature and class to the Level 2 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

          U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using a discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

          Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

          U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

          Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

          Common and non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  Mortgage Loans Held by CSEs

     These commercial mortgage loans are principally valued using the market approach. The principal market for these commercial loan portfolios is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Derivative Assets and Derivative Liabilities

     This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

  Interest rate contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, London Inter-Bank Offer Rate ("LIBOR") basis curves, and repurchase rates.

     Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

  Foreign currency contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates, and cross currency basis curves.

  Credit contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves, and recovery rates.

  Equity market contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels, and dividend yield curves.

     Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves, and equity volatility.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Separate Account Assets

     These assets are comprised of investments that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above. Also included are certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Long-term Debt of CSEs

     The estimated fair value of the long-term debt of the Company's CSEs is based on quoted prices when traded as assets in active markets or, if not available, based on market standard valuation methodologies, consistent with the Company's methods and assumptions used to estimate the fair value of comparable fixed maturity securities.

LEVEL 3 MEASUREMENTS:

     In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

  Fixed Maturity Securities, Equity Securities and Short-term Investments

     This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

          U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

          Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

          Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Derivative Assets and Derivative Liabilities

     These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

  Interest rate contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

     Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves, and interest rate volatility.

  Foreign currency contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and cross currency basis curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

  Credit contracts.

     Non-option-based -- Significant unobservable inputs may include credit correlation, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

  Equity market contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves.

     Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

  Guaranteed Minimum Benefit Guarantees

     These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  Reinsurance Ceded on Certain Guaranteed Minimum Benefit Guarantees

     These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

  Embedded Derivatives Within Funds Withheld Related to Certain Ceded
  Reinsurance

     These derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

     These assets are comprised of investments that are similar in nature to the fixed maturity securities and equity securities referred to above. Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

TRANSFERS BETWEEN LEVELS 1 AND 2:

     During the year ended December 31, 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

     Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the year ended December 31, 2010 are summarized below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     During the year ended December 31, 2010, fixed maturity securities transfers into Level 3 of $370 million resulted primarily from current market conditions characterized by a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade). These current market conditions have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value principally for certain private placements included in U.S. and foreign corporate securities and certain CMBS.

     During the year ended December 31, 2010, fixed maturity securities transfers out of Level 3 of $358 million and separate account assets transfers out of Level 3 of $3 million, resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to corroborate pricing received from independent pricing services with observable inputs or increases in market activity and upgraded credit ratings primarily for certain U.S. and foreign corporate securities, ABS and CMBS.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs is as follows:

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                --------------------------------------------------------------------------------------------
                                                TOTAL REALIZED/UNREALIZED
                                               GAINS (LOSSES) INCLUDED IN:
                                            --------------------------------     PURCHASES,
                                                                   OTHER           SALES,
                                 BALANCE,                      COMPREHENSIVE   ISSUANCES AND   TRANSFER INTO   TRANSFER OUT
                                JANUARY 1,  EARNINGS (1), (2)  INCOME (LOSS)  SETTLEMENTS (3)   LEVEL 3 (4)   OF LEVEL 3 (4)
                                ----------  -----------------  -------------  ---------------  -------------  --------------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities...    $1,605           $  2             $ 79           $(173)           $147           $(150)
  Foreign corporate
     securities...............       994             (4)              90            (199)            114            (115)
  U.S. Treasury and agency
     securities...............        33             --                2              (1)             --              --
  RMBS........................        25             --                3             (10)             17              --
  CMBS........................        45             --               21               1              85             (22)
  ABS.........................       537             (7)              78              15               4             (59)
  State and political
     subdivision securities...        32             --                4              (1)             --              (3)
  Foreign government
     securities...............        16             --               --               4               3              (9)
                                  ------           ----             ----           -----            ----           -----
     Total fixed maturity
       securities.............    $3,287           $ (9)            $277           $(364)           $370           $(358)
                                  ======           ====             ====           =====            ====           =====
Equity securities:
  Non-redeemable preferred
     stock....................    $  258           $ 15             $  6           $ (65)           $ --           $  --
  Common stock................        11              5                3               3              --              --
                                  ------           ----             ----           -----            ----           -----
     Total equity securities..    $  269           $ 20             $  9           $ (62)           $ --           $  --
                                  ======           ====             ====           =====            ====           =====
Short-term investments........    $    8           $  1             $ --           $ 164            $ --           $  --
Net derivatives: (5)
  Interest rate contracts.....    $    2           $ 10             $(71)          $  (2)           $ --           $  --
  Foreign currency contracts..        23             --               --              --              --             (23)
  Credit contracts............         4              3               13              (9)             --              --
  Equity market contracts.....        18             (6)              --              --              --              --
                                  ------           ----             ----           -----            ----           -----
     Total net derivatives....    $   47           $  7             $(58)          $ (11)           $ --           $ (23)
                                  ======           ====             ====           =====            ====           =====
Separate account assets (6)...    $  153           $ (5)            $ --           $ (12)           $ --           $  (3)
Net embedded derivatives (7)..    $  445           $135             $ --           $  97            $ --           $  --
                                 FAIR VALUE
                                MEASUREMENTS
                                    USING
                                 SIGNIFICANT
                                UNOBSERVABLE
                                   INPUTS
                                  (LEVEL 3)
                                ------------
                                  BALANCE,
                                DECEMBER 31,
                                ------------
                                     (IN
                                  MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities...     $1,510
  Foreign corporate
     securities...............        880
  U.S. Treasury and agency
     securities...............         34
  RMBS........................         35
  CMBS........................        130
  ABS.........................        568
  State and political
     subdivision securities...         32
  Foreign government
     securities...............         14
                                   ------
     Total fixed maturity
       securities.............     $3,203
                                   ======
Equity securities:
  Non-redeemable preferred
     stock....................     $  214
  Common stock................         22
                                   ------
     Total equity securities..     $  236
                                   ======
Short-term investments........     $  173
Net derivatives: (5)
  Interest rate contracts.....     $  (61)
  Foreign currency contracts..         --
  Credit contracts............         11
  Equity market contracts.....         12
                                   ------
     Total net derivatives....     $  (38)
                                   ======
Separate account assets (6)...     $  133
Net embedded derivatives (7)..     $  677

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                             FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                     ---------------------------------------------------------------------------------------
                                                          TOTAL
                                                   REALIZED/UNREALIZED
                                                 GAINS (LOSSES) INCLUDED
                                                           IN:
                                                 -----------------------     PURCHASES,
                                                               OTHER           SALES,       TRANSFER INTO
                                      BALANCE,   EARNINGS  COMPREHENSIVE   ISSUANCES AND     AND/OR OUT      BALANCE,
                                     JANUARY 1,   (1),(2)  INCOME (LOSS)  SETTLEMENTS (3)  OF LEVEL 3 (4)  DECEMBER 31,
                                     ----------  --------  -------------  ---------------  --------------  ------------
                                                                          (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities........    $1,401      $(114)       $192           $(172)           $ 298         $1,605
  Foreign corporate securities.....       926        (95)        334             (47)            (124)           994
  U.S. Treasury and agency
     securities....................        36         --          (1)             (2)              --             33
  RMBS.............................        62         (4)          5              (9)             (29)            25
  CMBS.............................       116        (42)         50              (7)             (72)            45
  ABS..............................       558        (51)        171            (138)              (3)           537
  State and political subdivision
     securities....................        24         --           6               2               --             32
  Foreign government securities....        10         --           1              (1)               6             16
                                       ------      -----        ----           -----            -----         ------
     Total fixed maturity
       securities..................    $3,133      $(306)       $758           $(374)           $  76         $3,287
                                       ======      =====        ====           =====            =====         ======
Equity securities:
  Non-redeemable preferred stock...    $  318      $(101)       $113           $ (66)           $  (6)        $  258
  Common stock.....................         8         --          (1)              4               --             11
                                       ------      -----        ----           -----            -----         ------
     Total equity securities.......    $  326      $(101)       $112           $ (62)           $  (6)        $  269
                                       ======      =====        ====           =====            =====         ======
Other securities...................    $   50      $  --        $ --           $ (50)           $  --         $   --
Short-term investments.............    $   --      $  --        $ --           $   8            $  --         $    8
Net derivatives (5)................    $  309      $ (40)       $ (3)          $ (15)           $(204)        $   47
Separate account assets (6)........    $  159      $  (7)       $ --           $   1            $  --         $  153
Net embedded derivatives (7).......    $  657      $(328)       $ --           $ 116            $  --         $  445



                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                            -----------------------------------------------------------------------------------------------------
                                                                                  TOTAL
                                                                           REALIZED/UNREALIZED
                                                                         GAINS (LOSSES) INCLUDED
                                                                                   IN:
                                                                         -----------------------     PURCHASES,
                                                                                       OTHER           SALES,       TRANSFER INTO
                                 BALANCE,        IMPACT OF    BALANCE,   EARNINGS  COMPREHENSIVE   ISSUANCES AND     AND/OR OUT
                            DECEMBER 31, 2007  ADOPTION (8)  JANUARY 1,   (1, 2)   INCOME (LOSS)  SETTLEMENTS (3)  OF LEVEL 3 (4)
                            -----------------  ------------  ----------  --------  -------------  ---------------  --------------
                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31,
  2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities...........        $1,645            $--        $1,645      $(167)     $  (313)         $ 101            $135
  Foreign corporate
     securities...........         1,355             --         1,355        (12)        (504)          (110)            197
  U.S. Treasury and agency
     securities...........            19             --            19         --           --             34             (17)
  RMBS....................           323             --           323          2          (46)          (156)            (61)
  CMBS....................           258             --           258        (66)         (76)            --              --
  ABS.....................           925             --           925        (20)        (254)           (84)             (9)
  State and political
     subdivision
     securities...........            44             --            44         (1)         (19)            --              --
  Foreign government
     securities...........            33             --            33          1           (2)           (17)             (5)
                                  ------            ---        ------      -----      -------          -----            ----
     Total fixed maturity
       securities.........        $4,602            $--        $4,602      $(263)     $(1,214)         $(232)           $240
                                  ======            ===        ======      =====      =======          =====            ====
Equity securities:
  Non-redeemable preferred
     stock................        $  521            $--        $  521      $ (44)     $  (109)         $ (50)           $ --
  Common stock............            35             --            35         (4)          (1)           (22)             --
                                  ------            ---        ------      -----      -------          -----            ----
     Total equity
       securities.........        $  556            $--        $  556      $ (48)     $  (110)         $ (72)           $ --
                                  ======            ===        ======      =====      =======          =====            ====
Other securities..........        $   --            $--        $   --      $  --      $    --          $  50            $ --
Net derivatives (5).......        $  108            $--        $  108      $ 266      $    --          $ (65)           $ --
Separate account assets
  (6).....................        $  183            $--        $  183      $ (22)     $    --          $  --            $ (2)
Net embedded derivatives
  (7).....................        $  125            $92        $  217      $ 366      $    --          $  74            $ --
                             FAIR VALUE
                            MEASUREMENTS
                                USING
                             SIGNIFICANT
                            UNOBSERVABLE
                               INPUTS
                              (LEVEL 3)
                            ------------
                              BALANCE,
                            DECEMBER 31,
                            ------------
YEAR ENDED DECEMBER 31,
  2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities...........     $1,401
  Foreign corporate
     securities...........        926
  U.S. Treasury and agency
     securities...........         36
  RMBS....................         62
  CMBS....................        116
  ABS.....................        558
  State and political
     subdivision
     securities...........         24
  Foreign government
     securities...........         10
                               ------
     Total fixed maturity
       securities.........     $3,133
                               ======
Equity securities:
  Non-redeemable preferred
     stock................     $  318
  Common stock............          8
                               ------
     Total equity
       securities.........     $  326
                               ======
Other securities..........     $   50
Net derivatives (5).......     $  309
Separate account assets
  (6).....................     $  159
Net embedded derivatives
  (7).....................     $  657

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (2) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (3) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (4) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and out in the same period are excluded from the rollforward.

   (5) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (6) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (7) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (8) The impact of adoption of fair value measurement guidance represents the amount recognized in earnings resulting from a change in estimate for certain Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $92 million increase to net assets. Such amount was also impacted by a reduction to DAC of $30 million resulting in a net increase of $62 million. This increase was offset by a $3 million reduction in the estimated fair value of Level 2 freestanding derivatives, resulting in a total net impact of adoption of $59 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize both realized and unrealized gains and losses due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                          -------------------------------------------------------------
                                                      CLASSIFICATION OF REALIZED/UNREALIZED
                                                       GAINS (LOSSES) INCLUDED IN EARNINGS
                                          -------------------------------------------------------------
                                              NET               NET                 NET
                                          INVESTMENT        INVESTMENT          DERIVATIVE
                                            INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                          ----------      --------------      --------------      -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities.............      $ 7              $ (5)               $ --            $  2
  Foreign corporate securities..........       (1)               (3)                 --              (4)
  RMBS..................................       --                --                  --              --
  CMBS..................................       --                --                  --              --
  ABS...................................        1                (8)                 --              (7)
                                              ---              ----                ----            ----
     Total fixed maturity securities....      $ 7              $(16)               $ --            $ (9)
                                              ===              ====                ====            ====
Equity securities:
  Non-redeemable preferred stock........      $--              $ 15                $ --            $ 15
  Common stock..........................       --                 5                  --               5
                                              ---              ----                ----            ----
     Total equity securities............      $--              $ 20                $ --            $ 20
                                              ===              ====                ====            ====
Short-term investments..................      $ 1              $ --                $ --            $  1
Net derivatives:
  Interest rate contracts...............      $--              $ --                $ 10            $ 10
  Foreign currency contracts............       --                --                  --              --
  Credit contracts......................       --                --                   3               3
  Equity market contracts...............       --                --                  (6)             (6)
                                              ---              ----                ----            ----
     Total net derivatives..............      $--              $ --                $  7            $  7
                                              ===              ====                ====            ====
Net embedded derivatives................      $--              $ --                $135            $135

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             TOTAL GAINS AND LOSSES
                                         -------------------------------------------------------------
                                                     CLASSIFICATION OF REALIZED/UNREALIZED
                                                      GAINS (LOSSES) INCLUDED IN EARNINGS
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 3              $(117)              $  --          $(114)
  Foreign corporate securities.........       (1)               (94)                 --            (95)
  RMBS.................................       --                 (4)                 --             (4)
  CMBS.................................        1                (43)                 --            (42)
  ABS..................................       --                (51)                 --            (51)
                                             ---              -----               -----          -----
     Total fixed maturity securities...      $ 3              $(309)              $  --          $(306)
                                             ===              =====               =====          =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $(101)              $  --          $(101)
                                             ---              -----               -----          -----
     Total equity securities...........      $--              $(101)              $  --          $(101)
                                             ===              =====               =====          =====
Net derivatives........................      $--              $  --               $ (40)         $ (40)
Net embedded derivatives...............      $--              $  --               $(328)         $(328)



                                                             TOTAL GAINS AND LOSSES
                                         -------------------------------------------------------------
                                                     CLASSIFICATION OF REALIZED/UNREALIZED
                                                      GAINS (LOSSES) INCLUDED IN EARNINGS
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 5              $(172)              $ --           $(167)
  Foreign corporate securities.........       (3)                (9)                --             (12)
  RMBS.................................       --                  2                 --               2
  CMBS.................................        4                (70)                --             (66)
  ABS..................................       --                (20)                --             (20)
  State and political subdivision
     securities........................       (1)                --                 --              (1)
  Foreign government securities........        1                 --                 --               1
                                             ---              -----               ----           -----
     Total fixed maturity securities...      $ 6              $(269)              $ --           $(263)
                                             ===              =====               ====           =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (44)              $ --           $ (44)
  Common stock.........................       --                 (4)                --              (4)
                                             ---              -----               ----           -----
     Total equity securities...........      $--              $ (48)              $ --           $ (48)
                                             ===              =====               ====           =====
Net derivatives........................      $--              $  --               $266           $ 266
Net embedded derivatives...............      $--              $  --               $366           $ 366

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize the portion of unrealized gains and losses, due to changes in estimated fair value, recorded in earnings for Level 3 assets and liabilities that were still held at the respective time periods:

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                    RELATING TO ASSETS AND LIABILITIES HELD AT
                                                                DECEMBER 31, 2010
                                          -------------------------------------------------------------
                                              NET               NET                 NET
                                          INVESTMENT        INVESTMENT          DERIVATIVE
                                            INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                          ----------      --------------      --------------      -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities.............      $ 6              $(10)               $ --            $ (4)
  Foreign corporate securities..........       --                --                  --              --
  CMBS..................................       --                --                  --              --
  ABS...................................        1                (2)                 --              (1)
                                              ---              ----                ----            ----
     Total fixed maturity securities....      $ 7              $(12)               $ --            $ (5)
                                              ===              ====                ====            ====
Equity securities:
  Non-redeemable preferred stock........      $--              $ --                $ --            $ --
                                              ---              ----                ----            ----
     Total equity securities............      $--              $ --                $ --            $ --
                                              ===              ====                ====            ====
Short-term investments..................      $ 1              $ --                $ --            $  1
Net derivatives:
  Interest rate contracts...............      $--              $ --                $ 10            $ 10
  Foreign currency contracts............       --                --                  --              --
  Credit contracts......................       --                --                   3               3
  Equity market contracts...............       --                --                  (6)             (6)
                                              ---              ----                ----            ----
     Total net derivatives..............      $--              $ --                $  7            $  7
                                              ===              ====                ====            ====
Net embedded derivatives................      $--              $ --                $137            $137

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                               DECEMBER 31, 2009
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
  Fixed maturity securities:
  U.S. corporate securities............      $ 6              $(105)              $  --          $ (99)
  Foreign corporate securities.........       (1)               (43)                 --            (44)
  CMBS.................................        1                (56)                 --            (55)
  ABS..................................       --                (21)                 --            (21)
                                             ---              -----               -----          -----
     Total fixed maturity securities...      $ 6              $(225)              $  --          $(219)
                                             ===              =====               =====          =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (38)              $  --          $ (38)
                                             ---              -----               -----          -----
     Total equity securities...........      $--              $ (38)              $  --          $ (38)
                                             ===              =====               =====          =====
Net derivatives........................      $--              $  --               $ (33)         $ (33)
Net embedded derivatives...............      $--              $  --               $(332)         $(332)



                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                               DECEMBER 31, 2008
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 4              $(139)              $ --           $(135)
  Foreign corporate securities.........       (3)                (6)                --              (9)
  CMBS.................................        4                (69)                --             (65)
  ABS..................................       --                (16)                --             (16)
  Foreign government securities........        1                 --                 --               1
                                             ---              -----               ----           -----
     Total fixed maturity securities...      $ 6              $(230)              $ --           $(224)
                                             ===              =====               ====           =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (29)              $ --           $ (29)
                                             ---              -----               ----           -----
     Total equity securities...........      $--              $ (29)              $ --           $ (29)
                                             ===              =====               ====           =====
Net derivatives........................      $--              $  --               $233           $ 233
Net embedded derivatives...............      $--              $  --               $353           $ 353

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FVO -- CONSOLIDATED SECURITIZATION ENTITIES

     As discussed in Note 1, upon the adoption of new guidance effective January 1, 2010, the Company elected fair value accounting for the following assets and liabilities held by CSEs: commercial mortgage loans and long-term debt. The following table presents these commercial mortgage loans carried under the FVO at:

                                                                  DECEMBER 31, 2010
                                                                  -----------------
                                                                    (IN MILLIONS)
Unpaid principal balance........................................        $6,636
Excess of estimated fair value over unpaid principal balance....           204
                                                                        ------
  Carrying value at estimated fair value........................        $6,840
                                                                        ======



     The following table presents the long-term debt carried under the FVO related to the commercial mortgage loans at:

                                                                  DECEMBER 31, 2010
                                                                  -----------------
                                                                    (IN MILLIONS)
Contractual principal balance...................................        $6,541
Excess of estimated fair value over contractual principal
  balance.......................................................           232
                                                                        ------
  Carrying value at estimated fair value........................        $6,773
                                                                        ======



     Interest income on commercial mortgage loans held by CSEs is recorded in net investment income. Interest expense on long-term debt of CSEs is recorded in other expenses. Gains and losses from initial measurement, subsequent changes in estimated fair value and gains or losses on sales of both the commercial mortgage loans and long-term debt are recognized in net investment gains (losses), which is summarized in Note 2.

  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                                YEARS ENDED DECEMBER 31,
                         ------------------------------------------------------------------------------------------------------
                                            2010                                        2009
                         -----------------------------------------   -----------------------------------------        2008
                                           ESTIMATED        NET                        ESTIMATED        NET      --------------
                            CARRYING          FAIR      INVESTMENT      CARRYING          FAIR      INVESTMENT      CARRYING
                         VALUE PRIOR TO   VALUE AFTER      GAINS     VALUE PRIOR TO   VALUE AFTER      GAINS     VALUE PRIOR TO
                           MEASUREMENT    MEASUREMENT    (LOSSES)      MEASUREMENT    MEASUREMENT    (LOSSES)      MEASUREMENT
                         --------------   -----------   ----------   --------------   -----------   ----------   --------------
                                                                      (IN MILLIONS)
Mortgage loans, net
  (1).................         $--            $--          $ --           $ --            $--          $ --            $24
Other limited
  partnership
  interests (2).......         $33            $22          $(11)          $110            $44          $(66)           $11
Real estate joint
  ventures (3)........         $25            $ 5          $(20)          $ 90            $48          $(42)           $--
                         YEARS ENDED DECEMBER 31,
                         ------------------------
                                   2008
                         ------------------------
                          ESTIMATED        NET
                             FAIR      INVESTMENT
                         VALUE AFTER      GAINS
                         MEASUREMENT    (LOSSES)
                         -----------   ----------
                               (IN MILLIONS)
Mortgage loans, net
  (1).................       $--          $(24)
Other limited
  partnership
  interests (2).......       $ 6          $ (5)
Real estate joint
  ventures (3)........       $--          $ --


--------

   (1) Mortgage loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

   (2) Other limited partnership interests -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments across certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $23 million and $32 million at December 31, 2010 and 2009, respectively.

   (3) Real estate joint ventures -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $3 million and $40 million at December 31, 2010 and 2009, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                                   ESTIMATED
                                                        NOTIONAL      CARRYING        FAIR
DECEMBER 31, 2010                                        AMOUNT        VALUE         VALUE
------------------------------------------------------  --------   -------------   ---------
                                                                   (IN MILLIONS)
ASSETS
Mortgage loans, net (1)...............................                $ 5,890       $ 6,022
Policy loans..........................................                $ 1,190       $ 1,260
Real estate joint ventures (2)........................                $    79       $   102
Other limited partnership interests(2)................                $   104       $   116
Short-term investments (3)............................                $    88       $    88
Cash and cash equivalents.............................                $ 1,928       $ 1,928
Accrued investment income.............................                $   559       $   559
Premiums, reinsurance and other receivables(2)........                $ 5,959       $ 6,164
LIABILITIES
Policyholder account balances (2).....................                $24,622       $26,061
Payables for collateral under securities loaned and
  other transactions..................................                $ 8,103       $ 8,103
Long-term debt (4)....................................                $   795       $   930
Other liabilities (2).................................                $   294       $   294
Separate account liabilities (2)......................                $ 1,407       $ 1,407
COMMITMENTS (5)
Mortgage loan commitments.............................    $270        $    --       $    (2)
Commitments to fund bank credit facilities and private
  corporate bond investments..........................    $315        $    --       $   (12)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                   ESTIMATED
                                                        NOTIONAL      CARRYING        FAIR
DECEMBER 31, 2009                                        AMOUNT        VALUE         VALUE
------------------------------------------------------  --------   -------------   ---------
                                                                   (IN MILLIONS)
ASSETS
Mortgage loans, net...................................                $ 4,748       $ 4,345
Policy loans..........................................                $ 1,189       $ 1,243
Real estate joint ventures (2)........................                $    64       $    62
Other limited partnership interests (2)...............                $   128       $   151
Short-term investments (3)............................                $     7       $     7
Cash and cash equivalents.............................                $ 2,574       $ 2,574
Accrued investment income.............................                $   516       $   516
Premiums, reinsurance and other receivables (2).......                $ 4,582       $ 4,032
LIABILITIES
Policyholder account balances (2).....................                $24,591       $24,233
Payables for collateral under securities loaned and
  other transactions..................................                $ 7,169       $ 7,169
Long-term debt........................................                $   950       $ 1,003
Other liabilities (2).................................                $   188       $   188
Separate account liabilities (2)......................                $ 1,367       $ 1,367
COMMITMENTS (5)
Mortgage loan commitments.............................    $131        $    --       $    (5)
Commitments to fund bank credit facilities and private
  corporate bond investments..........................    $445        $    --       $   (29)


--------

   (1) Mortgage loans as presented in the table above differs from the amount presented in the consolidated balance sheets because this table does not include commercial mortgage loans held by CSEs.

   (2) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (3) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because these tables do not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

   (4) Long-term debt as presented in the table above differs from the amount presented in the consolidated balance sheet because this table does not include long-term debt of CSEs.

   (5) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, other securities, mortgage loans held by CSEs, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts, separate account assets and long-term debt of CSEs. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the tables above. The estimated fair value for these financial instruments approximates carrying value.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Mortgage Loans

     The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans

     For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests

     Real estate joint ventures and other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate carried at cost less accumulated depreciation, or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments

     Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

     Cash and Cash Equivalents

     Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income

     Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding tables. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding tables. The estimated fair value is determined as the present value of expected future cash flows under the related contracts, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Policyholder Account Balances

     Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the tables above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

     Payables for Collateral Under Securities Loaned and Other Transactions

     The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

     Long-term Debt

     The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

     Other Liabilities

     Other liabilities included in the tables above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due for securities purchased but not yet settled; and funds withheld under reinsurance treaties accounted for as deposit type treaties. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the carrying values.

     Separate Account Liabilities

     Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

     The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                             DAC     VOBA     TOTAL
                                                           ------   ------   -------
                                                                 (IN MILLIONS)
Balance at January 1, 2008...............................  $2,252   $2,696   $ 4,948
  Capitalizations........................................     835       --       835
                                                           ------   ------   -------
     Subtotal............................................   3,087    2,696     5,783
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................    (190)     (35)     (225)
     Other expenses......................................    (504)    (434)     (938)
                                                           ------   ------   -------
       Total amortization................................    (694)    (469)   (1,163)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................     389      434       823
  Effect of foreign currency translation.................      (3)      --        (3)
                                                           ------   ------   -------
Balance at December 31, 2008.............................   2,779    2,661     5,440
  Capitalizations........................................     851       --       851
                                                           ------   ------   -------
     Subtotal............................................   3,630    2,661     6,291
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................     225       86       311
     Other expenses......................................    (408)    (197)     (605)
                                                           ------   ------   -------
       Total amortization................................    (183)    (111)     (294)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................    (322)    (433)     (755)
  Effect of foreign currency translation.................       2       --         2
                                                           ------   ------   -------
Balance at December 31, 2009.............................   3,127    2,117     5,244
  Capitalizations........................................     978       --       978
                                                           ------   ------   -------
       Subtotal..........................................   4,105    2,117     6,222
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................     (67)     (17)      (84)
     Other expenses......................................    (458)    (297)     (755)
                                                           ------   ------   -------
       Total amortization................................    (525)    (314)     (839)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................    (167)    (117)     (284)
                                                           ------   ------   -------
Balance at December 31, 2010.............................  $3,413   $1,686   $ 5,099
                                                           ======   ======   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $292 million in 2011, $250 million in 2012, $201 million in 2013, $163 million in 2014 and $131 million in 2015.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                               DAC               VOBA             TOTAL
                                         ---------------   ---------------   ---------------
                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                          2010     2009     2010     2009     2010     2009
                                         ------   ------   ------   ------   ------   ------
                                                            (IN MILLIONS)
Retirement Products....................  $1,985   $1,785   $  996   $1,275   $2,981   $3,060
Corporate Benefit Funding..............       8        6        1        1        9        7
Insurance Products.....................   1,329    1,292      689      841    2,018    2,133
Corporate & Other......................      91       44       --       --       91       44
                                         ------   ------   ------   ------   ------   ------
  Total................................  $3,413   $3,127   $1,686   $2,117   $5,099   $5,244
                                         ======   ======   ======   ======   ======   ======



6.  GOODWILL

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit is as follows:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Retirement Products...............................................  $219     $219
Corporate Benefit Funding.........................................   307      307
Insurance Products:
  Non-medical health..............................................     5        5
  Individual life.................................................    17       17
                                                                    ----     ----
     Total Insurance Products.....................................    22       22
Corporate & Other.................................................   405      405
                                                                    ----     ----
Total.............................................................  $953     $953
                                                                    ====     ====



     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2010 based upon data at June 30, 2010. The tests indicated that goodwill was not impaired.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, were as follows:

                                                             POLICYHOLDER      OTHER POLICY-
                                        FUTURE POLICY          ACCOUNT            RELATED
                                           BENEFITS            BALANCES           BALANCES
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2010      2009      2010      2009     2010     2009
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Retirement Products.................  $ 1,718   $ 1,435   $20,990   $21,059   $   18   $   19
Corporate Benefit Funding...........   12,991    12,697     9,452     9,393        5        5
Insurance Products..................    3,060     2,391     6,592     6,052    2,268    1,997
Corporate & Other...................    5,429     5,098     2,257       938      361      276
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $23,198   $21,621   $39,291   $37,442   $2,652   $2,297
                                      =======   =======   =======   =======   ======   ======



     See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding VODA and VOCRA, which are reported in other assets, was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $215      $224      $232
Amortization..............................................   (12)       (9)       (8)
                                                            ----      ----      ----
Balance at December 31,...................................  $203      $215      $224
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $13 million in 2011, $15 million in 2012, $16 million in 2013, $17 million in 2014 and $17 million in 2015.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $493      $422      $403
Capitalization............................................   100       124       111
Amortization..............................................   (56)      (53)      (92)
                                                            ----      ----      ----
Balance at December 31,...................................  $537      $493      $422
                                                            ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $61.6 billion and $49.4 billion at December 31, 2010 and 2009, respectively, for which the policyholder assumes all investment risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1,085 million, $804 million and $893 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     For the years ended December 31, 2010, 2009 and 2008, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain SPEs that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2010, 2009 and 2008, the Company issued $19.1 billion, $14.5 billion and $2.8 billion, respectively, and repaid $18.6 billion, $15.3 billion and $1.1 billion, respectively, of such funding agreements. At December 31, 2010 and 2009, funding agreements outstanding, which are included in policyholder account balances, were $6.6 billion and $6.1 billion, respectively. During the years ended December 31, 2010, 2009 and 2008, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $78 million, $127 million and $192 million, respectively.

     MICC is a member of the FHLB of Boston and held $70 million of common stock of the FHLB of Boston at both December 31, 2010 and 2009, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including RMBS, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $100 million and $326 million at December 31, 2010 and 2009, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by mortgage-backed securities with estimated fair values of $211 million and $419 million at December 31, 2010 and 2009, respectively. During the years ended December 31, 2010, 2009 and 2008, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $1 million, $6 million and $15 million, respectively.

     During 2010, MICC issued funding agreements to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac, a federally chartered instrumentality of the United States. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of the Company's liability for funding agreements issued to such SPEs was $200 million at December 31, 2010, which is included in policyholder account balances. The obligations under these funding agreements are collateralized by designated agricultural mortgage loans with a carrying value of $231 million at December 31, 2010. During the year ended December 31, 2010, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $2 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $805      $691      $612
  Less: Reinsurance recoverables..........................   706       589       463
                                                            ----      ----      ----
Net balance at January 1,.................................    99       102       149
                                                            ----      ----      ----
Incurred related to:
  Current year............................................    24        26         8
  Prior years.............................................   (12)      (17)      (29)
                                                            ----      ----      ----
     Total incurred.......................................    12         9       (21)
                                                            ----      ----      ----
Paid related to:
  Current year............................................    (1)       (1)       (2)
  Prior years.............................................   (10)      (11)      (24)
                                                            ----      ----      ----
     Total paid...........................................   (11)      (12)      (26)
                                                            ----      ----      ----
Net balance at December 31,...............................   100        99       102
  Add: Reinsurance recoverables...........................   878       706       589
                                                            ----      ----      ----
Balance at December 31,...................................  $978      $805      $691
                                                            ====      ====      ====



     During 2010, 2009 and 2008, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $12 million, $17 million and $29 million for the years ended December 31, 2010, 2009 and 2008, respectively. In all years presented, the change was due to differences between the actual benefit periods and expected benefit periods for disability contracts. In addition, 2008 includes the change between the actual benefit period and expected benefit period for LTC contracts. See Note 8 for information on the reinsurance of LTC business.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                    DECEMBER 31,
                                          ---------------------------------------------------------------
                                                       2010                             2009
                                          ------------------------------   ------------------------------
                                              IN THE             AT            IN THE             AT
                                          EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                          --------------   -------------   --------------   -------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $  21,840             N/A        $  15,705             N/A
Net amount at risk (2)..................     $     415 (3)         N/A        $   1,018 (3)         N/A
Average attained age of
  contractholders.......................      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $  42,553       $  30,613        $  35,687       $  22,157
Net amount at risk (2)..................     $   3,200 (3)   $   3,523 (4)    $   5,093 (3)   $   4,158 (4)
Average attained age of
  contractholders.......................      60 years        62 years         60 years        61 years



                                                                     DECEMBER 31,
                                                              -------------------------
                                                                 2010           2009
                                                              ----------     ----------
                                                               SECONDARY      SECONDARY
                                                              GUARANTEES     GUARANTEES
                                                              ----------     ----------
                                                                    (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)...............    $   3,740      $   3,805
Net amount at risk (2).....................................    $  51,639 (3)  $  58,134 (3)
Average attained age of policyholders......................     59 years       58 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                          UNIVERSAL AND
                                                                          VARIABLE LIFE
                                                                            CONTRACTS
                                                                          -------------
                                                  ANNUITY CONTRACTS
                                             --------------------------
                                             GUARANTEED     GUARANTEED
                                                DEATH     ANNUITIZATION     SECONDARY
                                              BENEFITS       BENEFITS       GUARANTEES     TOTAL
                                             ----------   -------------   -------------   ------
                                                                (IN MILLIONS)
DIRECT:
  Balance at January 1, 2008...............     $ 30           $ 45            $ 65       $  140
     Incurred guaranteed benefits..........      118            176              43          337
     Paid guaranteed benefits..............      (50)            --              --          (50)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       98            221             108          427
     Incurred guaranteed benefits..........       48             (6)            187          229
     Paid guaranteed benefits..............      (89)            --              --          (89)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............       57            215             295          567
     Incurred guaranteed benefits..........       52             66             601          719
     Paid guaranteed benefits..............      (30)            --              --          (30)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $ 79           $281            $896       $1,256
                                                ====           ====            ====       ======
CEDED:
  Balance at January 1, 2008...............     $ 28           $ 17            $ --       $   45
     Incurred guaranteed benefits..........       94             55              --          149
     Paid guaranteed benefits..............      (36)            --              --          (36)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       86             72              --          158
     Incurred guaranteed benefits..........       38              2             142          182
     Paid guaranteed benefits..............      (68)            --              --          (68)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............       56             74             142          272
     Incurred guaranteed benefits..........       38             23             515          576
     Paid guaranteed benefits..............      (18)            --              --          (18)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $ 76           $ 97            $657       $  830
                                                ====           ====            ====       ======
NET:
  Balance at January 1, 2008...............     $  2           $ 28            $ 65       $   95
     Incurred guaranteed benefits..........       24            121              43          188
     Paid guaranteed benefits..............      (14)            --              --          (14)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       12            149             108          269
     Incurred guaranteed benefits..........       10             (8)             45           47
     Paid guaranteed benefits..............      (21)            --              --          (21)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............        1            141             153          295
     Incurred guaranteed benefits..........       14             43              86          143
     Paid guaranteed benefits..............      (12)            --              --          (12)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $  3           $184            $239       $  426
                                                ====           ====            ====       ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2010      2009
                                                                -------   -------
                                                                  (IN MILLIONS)
Fund Groupings:
  Equity......................................................  $34,207   $27,202
  Balanced....................................................   19,552    14,693
  Bond........................................................    4,330     2,682
  Money Market................................................    1,136     1,454
  Specialty...................................................    1,004       824
                                                                -------   -------
     Total....................................................  $60,229   $46,855
                                                                =======   =======



8.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

     For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

     The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

     The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

     The Company also reinsures, through 100% quota share reinsurance agreements, certain LTC and workers' compensation business written by the Company. These are run-off businesses which have been included within Corporate & Other.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2010 and 2009, were immaterial.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.9 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

     At December 31, 2010, the Company had $6.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.1 billion, or 91%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.3 billion of which were unsecured. At December 31, 2009, the Company had $5.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $5.6 billion, or 95%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.0 billion of which were unsecured.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                            2010      2009      2008
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
PREMIUMS:
  Direct premiums.......................................  $ 1,559   $ 1,782   $ 1,042
  Reinsurance assumed...................................       13        14        15
  Reinsurance ceded.....................................     (505)     (484)     (423)
                                                          -------   -------   -------
     Net premiums.......................................  $ 1,067   $ 1,312   $   634
                                                          =======   =======   =======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product
     policy fees........................................  $ 2,104   $ 1,681   $ 1,710
  Reinsurance assumed...................................      120       115       197
  Reinsurance ceded.....................................     (585)     (416)     (529)
                                                          -------   -------   -------
     Net universal life and investment-type product
       policy fees......................................  $ 1,639   $ 1,380   $ 1,378
                                                          =======   =======   =======
OTHER REVENUES:
  Direct other revenues.................................  $   200   $   121   $   147
  Reinsurance ceded.....................................      303       477        83
                                                          -------   -------   -------
     Net other revenues.................................  $   503   $   598   $   230
                                                          =======   =======   =======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims...............  $ 3,708   $ 3,314   $ 2,775
  Reinsurance assumed...................................       31        10        23
  Reinsurance ceded.....................................   (1,834)   (1,259)   (1,352)
                                                          -------   -------   -------
     Net policyholder benefits and claims...............  $ 1,905   $ 2,065   $ 1,446
                                                          =======   =======   =======
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Direct interest credited to policyholder account
     balances...........................................  $ 1,265   $ 1,270   $ 1,095
  Reinsurance assumed...................................       64        64        57
  Reinsurance ceded.....................................      (58)      (33)      (22)
                                                          -------   -------   -------
     Net interest credited to policyholder account
       balances.........................................  $ 1,271   $ 1,301   $ 1,130
                                                          =======   =======   =======
OTHER EXPENSES:
  Direct other expenses.................................  $ 2,110   $ 1,034   $ 1,796
  Reinsurance assumed...................................       90       105        96
  Reinsurance ceded.....................................      121        68        41
                                                          -------   -------   -------
     Net other expenses.................................  $ 2,321   $ 1,207   $ 1,933
                                                          =======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                DECEMBER 31, 2010
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......  $17,008    $   40   $16,592      $   376
Deferred policy acquisition costs and value of
  business acquired..............................    5,099       164      (499)       5,434
                                                   -------    ------   -------      -------
  Total assets...................................  $22,107    $  204   $16,093      $ 5,810
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $23,198    $   87   $    --      $23,111
Other policy-related balances....................    2,652     1,435       543          674
Other liabilities................................    4,503        12     3,409        1,082
                                                   -------    ------   -------      -------
  Total liabilities..............................  $30,353    $1,534   $ 3,952      $24,867
                                                   =======    ======   =======      =======




                                                                DECEMBER 31, 2009
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......  $13,444    $   30   $13,135      $   279
Deferred policy acquisition costs and value of
  business acquired..............................    5,244       230      (414)       5,428
                                                   -------    ------   -------      -------
  Total assets...................................  $18,688    $  260   $12,721      $ 5,707
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $21,621    $   80   $    --      $21,541
Other policy-related balances....................    2,297     1,393       294          610
Other liabilities................................    2,177        10     1,332          835
                                                   -------    ------   -------      -------
  Total liabilities..............................  $26,095    $1,483   $ 1,626      $22,986
                                                   =======    ======   =======      =======



     Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded reinsurance were $4.7 billion and $4.6 billion, at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed reinsurance at December 31, 2010 and 2009.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd., General American Life Insurance Company and MetLife Reinsurance Company of Vermont, all of which are related parties.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----     -----     -----
                                                                   (IN MILLIONS)
PREMIUMS:
  Reinsurance assumed......................................  $  13     $  14     $  15
  Reinsurance ceded (1)....................................   (191)     (166)     (116)
                                                             -----     -----     -----
     Net premiums..........................................  $(178)    $(152)    $(101)
                                                             =====     =====     =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance assumed......................................  $ 120     $ 115     $ 197
  Reinsurance ceded (1)....................................   (308)     (168)     (278)
                                                             -----     -----     -----
     Net universal life and investment-type product policy
       fees................................................  $(188)    $ (53)    $ (81)
                                                             =====     =====     =====
OTHER REVENUES:
  Reinsurance assumed......................................  $  --     $  --     $  --
  Reinsurance ceded........................................    303       477        83
                                                             -----     -----     -----
     Net other revenues....................................  $ 303     $ 477     $  83
                                                             =====     =====     =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance assumed......................................  $  29     $   8     $  19
  Reinsurance ceded (1)....................................   (343)     (239)     (274)
                                                             -----     -----     -----
     Net policyholder benefits and claims..................  $(314)    $(231)    $(255)
                                                             =====     =====     =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance assumed......................................  $  64     $  64     $  57
  Reinsurance ceded........................................    (59)      (33)      (22)
                                                             -----     -----     -----
     Net interest credited to policyholder account
       balances............................................  $   5     $  31     $  35
                                                             =====     =====     =====
OTHER EXPENSES:
  Reinsurance assumed......................................  $  90     $ 105     $  97
  Reinsurance ceded (1)....................................    152       102        76
                                                             -----     -----     -----
     Net other expenses....................................  $ 242     $ 207     $ 173
                                                             =====     =====     =====



--------

   (1) In September 2008, MICC's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA for the year ended December 31, 2008 include ceded premiums, ceded fees, ceded benefits and ceded other expenses of $9 million, $36 million, $47 million and ($1) million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                DECEMBER 31,
                                                    -----------------------------------
                                                          2010               2009
                                                    ----------------   ----------------
                                                    ASSUMED    CEDED   ASSUMED    CEDED
                                                    -------   ------   -------   ------
                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables.......   $   40   $9,826    $   30   $7,157
Deferred policy acquisition costs and value of
  business acquired...............................      164     (484)      230     (399)
                                                     ------   ------    ------   ------
  Total assets....................................   $  204   $9,342    $  260   $6,758
                                                     ======   ======    ======   ======
LIABILITIES:
Future policy benefits............................   $   41   $   --    $   27   $   --
Other policy-related balances.....................    1,435      508     1,393      284
Other liabilities.................................       12    3,200         9    1,150
                                                     ------   ------    ------   ------
  Total liabilities...............................   $1,488   $3,708    $1,429   $1,434
                                                     ======   ======    ======   ======



     The Company cedes risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $936 million and $724 million at December 31, 2010 and 2009, respectively. For the years ended December 31, 2010, 2009 and 2008, net derivative gains (losses) included ($2) million, ($1,456) million, and $1,685 million, respectively, in changes in fair value of such embedded derivatives.

     MLI-USA cedes two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $5 million at December 31, 2010 and decreased the funds withheld balance by $11 million at December 31, 2009. The changes in fair value of the embedded derivatives included in net derivative gains (losses), were ($17) million, ($16) million and $27 million at December 31, 2010, 2009 and 2008, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from the affiliated reinsurer by $304 million and $180 million at December 31, 2010 and 2009, respectively, and are considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $81 million, $36 million and $38 million at December 31, 2010, 2009 and 2008, respectively, and is included in universal life and investment-type product policy fees in the consolidated statement of operations. At December 31, 2010 and 2009, unearned revenue related to the experience refund was $560 million and $337 million, respectively, and is included in other policy-related balances in the consolidated balance sheets.

     The Company cedes its universal life secondary guarantee ("ULSG") risk to MRSC under certain reinsurance treaties. These treaties do not expose the Company to a reasonable possibility of a significant loss from insurance risk and are recorded using the deposit method of accounting. During 2009, the Company completed a review of various ULSG assumptions and projections including its regular annual third party assessment of these treaties and related assumptions. As a result of projected lower lapse rates and lower interest rates, the Company refined its

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


effective yield methodology to include these updated assumptions and resultant projected cash flows. The deposit receivable balance for these treaties was increased by $62 million and $279 million, with a corresponding increase in other revenues during the years ended December 31, 2010 and 2009, respectively.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $4.4 billion and $4.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

     Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded affiliated reinsurance were $4.6 billion and $4.4 billion, at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed affiliated reinsurance at December 31, 2010 and 2009.

9.  DEBT

     Long-term debt outstanding was as follows:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Surplus notes, interest rate 8.595%, due 2038.....................  $750     $750
Surplus notes, interest rate 6-month LIBOR plus 1.80%, due 2011...    --      200
                                                                    ----     ----
Total long-term debt -- affiliated................................   750      950
Long-term debt -- unaffiliated....................................    45       --
                                                                    ----     ----
Total long-term debt(1)...........................................  $795     $950
                                                                    ====     ====



--------

   (1) Excludes $6,773 million at December 31, 2010 of long-term debt relating to CSEs. See Note 2.

     On December 23, 2010, Greater Sandhill I, LLC, an affiliate of MLI-USA, issued to a third party long-term notes for $45 million maturing in 2030 with an interest rate of 7.028%. The notes were issued in exchange for certain investments, which are included in other invested assets.

     In December 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with a new maturity date of December 2011, and an interest rate of 6-month LIBOR plus 1.80%. On December 29, 2010, MetLife Insurance Company of Connecticut repaid the $200 million surplus note to MetLife Credit Corporation.

     In April 2008, MetLife Insurance Company of Connecticut issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to MetLife Capital Trust X, an affiliate.

     MetLife was the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner of Insurance ("Delaware Commissioner"), MLI-USA repaid this surplus note of $400 million with accrued interest of $5 million.

     MetLife Investors Group, Inc. ("MLIG") was the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner, MLI-USA repaid these surplus notes of $25 million and $10 million.

     The aggregate maturities of long-term debt at December 31, 2010 were $45 million in 2030 and $750 million in 2038.

     Interest expense related to the Company's indebtedness included in other expenses was $70 million, $71 million and $72 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Payments of interest and principal on the outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT

     At both December 31, 2010 and 2009, the Company did not have any short-term debt. During the years ended December 31, 2009 and 2008, the weighted average interest rate on short-term debt was 2.70% and 2.75%, respectively. During the years ended December 31, 2009 and 2008, the average daily balance of short-term debt was $83 million and $67 million, respectively, and was outstanding for an average of 99 days and 81 days, respectively. The Company did not have any short-term debt activity in 2010.

10.  INCOME TAX

     The provision for income tax from continuing operations was as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Current:
  Federal...................................................  $ 55   $  24   $(50)
  State and local...........................................    --       1     (2)
  Foreign...................................................    (4)     (4)    --
                                                              ----   -----   ----
     Subtotal...............................................    51      21    (52)
                                                              ----   -----   ----
Deferred:
  Federal...................................................   274    (380)   260
  Foreign...................................................    (5)     (9)    (5)
                                                              ----   -----   ----
     Subtotal...............................................   269    (389)   255
                                                              ----   -----   ----
Provision for income tax expense (benefit)..................  $320   $(368)  $203
                                                              ====   =====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $377   $(285)  $273
Tax effect of:
  Tax-exempt investment income..............................   (67)    (69)   (65)
  Prior year tax............................................     8     (17)    (4)
  Foreign tax rate differential and change in valuation
     allowance..............................................     7       3     --
  State tax, net of federal benefit.........................    --      --     (1)
  Tax credits...............................................    (6)     --     --
  Other, net................................................     1      --     --
                                                              ----   -----   ----
     Provision for income tax expense (benefit).............  $320   $(368)  $203
                                                              ====   =====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves.......................  $1,298   $1,574
  Net operating loss carryforwards..............................      99      111
  Net unrealized investment losses..............................      --      372
  Operating lease reserves......................................       2        4
  Capital loss carryforwards....................................     359      423
  Investments, including derivatives............................     297      304
  Tax credit carryforwards......................................     167      102
  Other.........................................................      20       16
                                                                  ------   ------
                                                                   2,242    2,906
  Less: Valuation allowance.....................................       4       --
                                                                  ------   ------
                                                                   2,238    2,906
                                                                  ------   ------
Deferred income tax liabilities:
  Net unrealized investment gains...............................     166       --
  DAC and VOBA..................................................   1,713    1,748
  Other.........................................................       3       11
                                                                  ------   ------
                                                                   1,882    1,759
                                                                  ------   ------
Net deferred income tax asset...................................  $  356   $1,147
                                                                  ======   ======



     Domestic net operating loss carryforwards of $60 million at December 31, 2010 will expire beginning in 2025. State net operating loss carryforwards of $44 million at December 31, 2010 will expire beginning in 2011. Foreign net operating loss carryforwards of $280 million at December 31, 2010 have an indefinite expiration. Domestic capital loss carryforwards of $1,027 million at December 31, 2010 will expire beginning in 2011. Tax credit carryforwards of $167 million at December 31, 2010 will expire beginning in 2017.

     The Company has recorded a valuation allowance related to tax benefits of certain state net operating losses. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating losses will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2010, the Company recorded an overall increase to the deferred tax valuation allowance of $4 million.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under this tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

     Pursuant to Internal Revenue Service ("IRS") rules, the Company is excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, the Company is expected to join the consolidated return and become a party to the MetLife tax sharing

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the next audit cycle, covering the 2005 and 2006 tax years, began in April 2010.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

     At December 31, 2010, 2009 and 2008, the Company's total amount of unrecognized tax benefits was $38 million, $44 million and $48 million, respectively, and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized.

     The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Balance at January 1,.......................................   $44       $48       $53
Additions for tax positions of prior years..................     1         2        --
Additions for tax positions of current year.................    --        --         2
Reductions for tax positions of current year................    (7)       (6)       (7)
                                                               ---       ---       ---
Balance at December 31,.....................................   $38       $44       $48
                                                               ===       ===       ===



     During the year ended December 31, 2010, the Company recognized $5 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2010, the Company had $9 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $5 million from December 31, 2009. The $5 million increase resulted from a modification to the cumulative interest due regarding the liability for unrecognized benefits.

     During the year ended December 31, 2009, the Company recognized less than $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2010 and 2009, the Company recognized an income tax benefit of $67 million and $68 million, respectively, related to the separate account DRD. The 2010 benefit included an expense of $28 million related to a true-up of the 2009 tax return. The 2009 benefit included a benefit of $16 million related to a true-up of the 2008 tax return.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2010.

     Sales Practices Claims. Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

     Travelers Ins. Co., et al. v. Banc of America Securities LLC (S.D.N.Y., filed December 13, 2001). On January 6, 2009, after a jury trial, the district court entered a judgment in favor of The Travelers Insurance Company, now known as MetLife Insurance Company of Connecticut, in the amount of approximately $42 million in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


connection with securities and common law claims against the defendant. On May 14, 2009, the district court issued an opinion and order denying the defendant's post judgment motion seeking a judgment in its favor or, in the alternative, a new trial. On July 20, 2010, the United States Court of Appeals for the Second Circuit issued an order affirming the district court's judgment in favor of MetLife Insurance Company of Connecticut and the district court's order denying defendant's post-trial motions. On October 14, 2010, the Second Circuit issued an order denying defendant's petition for rehearing of its appeal. On October 20, 2010, the defendant paid MetLife Insurance Company of Connecticut approximately $42 million, which represents the judgment amount due to MetLife Insurance Company of Connecticut. This lawsuit is now fully resolved.

     Retained Asset Account Matters. The New York Attorney General announced on July 29, 2010 that his office had launched a major fraud investigation into the life insurance industry for practices related to the use of retained asset accounts as a settlement option for death benefits and that subpoenas requesting comprehensive data related to retained asset accounts had been served on MetLife, Inc. and other insurance carriers. MetLife, Inc. received the subpoena on July 30, 2010. Metropolitan Life Insurance Company and its affiliates have received requests for documents and information from U.S. congressional committees and members as well as various state regulatory bodies, including the New York Insurance Department. It is possible that other state and federal regulators or legislative bodies may pursue similar investigations or make related inquiries. Management cannot predict what effect any such investigations might have on the Company's earnings or the availability of the Company's retained asset account known as the Total Control Account ("TCA"), but management believes that the Company's financial statements taken as a whole would not be materially affected. Management believes that any allegations that information about the TCA is not adequately disclosed or that the accounts are fraudulent or otherwise violate state or federal laws are without merit.

     Connecticut General Life Insurance Company and MetLife Insurance Company of Connecticut are engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is required to refund several million dollars it collected and/or to stop submitting certain claims under reinsurance contracts in which Connecticut General Life Insurance Company reinsured death benefits payable under certain MetLife Insurance Company of Connecticut annuities.

     A former Tower Square financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the Internal Revenue Service, FINRA and the U.S. Attorney's Office have conducted inquiries. Tower Square has made remediation to all the affected customers. The Illinois Securities Division has issued a Statement of Violations to Tower Square, and Tower Square is conducting discussions with the Illinois Securities Division.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome or provide reasonable ranges of potential losses of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                     DECEMBER 31,
                                                                 -------------------
                                                                   2010       2009
                                                                 --------   --------
                                                                    (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.......  $      8   $      8
  Premium tax offsets currently available for paid
     assessments...............................................         1          1
                                                                 --------   --------
                                                                      $ 9        $ 9
                                                                 ========   ========
Other Liabilities:
  Insolvency assessments.......................................       $13        $13
                                                                 ========   ========



     Assessments levied against the Company were $1 million, $1 million and less than $1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                            GROSS
                                                                 RENTAL    RENTAL
                                                                 INCOME   PAYMENTS
                                                                 ------   --------
                                                                   (IN MILLIONS)
2011...........................................................    $10       $ 6
2012...........................................................    $ 9       $--
2013...........................................................    $ 9       $--
2014...........................................................    $ 7       $--
2015...........................................................    $ 6       $--
Thereafter.....................................................    $74       $--


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.2 billion and $1.5 billion at December 31, 2010 and 2009, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $270 million and $131 million at December 31, 2010 and 2009, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $315 million and $445 million at December 31, 2010 and 2009, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2010 and 2009, the Company had agreed to fund up to $114 million and $126 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $144 million and $158 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $297 million and $322 million at December 31, 2010 and 2009, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2010 and 2009. The remainder of the risk was ceded to external reinsurers.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2010 and 2009. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $668 million, $81 million and $242 million for the years ended December 31, 2010, 2009 and 2008, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $5.1 billion and $4.9 billion at December 31, 2010 and 2009, respectively.

     Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $2 million, ($24) million and ($482) million for the years ended December 31, 2010, 2009 and 2008, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $1.5 billion and $1.4 billion at December 31, 2010 and 2009, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its shareholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the year ended December 31, 2010, MetLife Insurance Company of Connecticut paid a dividend of $330 million. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend. During the year ended December 31, 2008, MetLife Insurance Company of Connecticut paid a dividend of $500 million. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay in 2011 without prior regulatory approval is $517 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2010, 2009 and 2008, MLI-USA did not pay dividends. Because MLI-USA's statutory unassigned funds was negative at December 31, 2010, MLI-USA cannot pay any dividends in 2011 without prior regulatory approval.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2010, 2009 and 2008 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                            2010      2009      2008
                                                           ------   -------   -------
                                                                  (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year...................................................  $2,032   $ 3,365   $(5,022)
Income tax effect of holding gains (losses)..............    (705)   (1,174)    1,760
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.........................................    (130)      588       674
  Amortization of premiums and accretion of discounts
     associated with investments.........................     (85)      (83)      (48)
Income tax effect........................................      74      (176)     (220)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.................    (317)     (755)      823
Income tax effect of allocation of holding (gains) losses
  to other policyholder amounts..........................     110       263      (288)
                                                           ------   -------   -------
Net unrealized investment gains (losses), net of income
  tax....................................................     979     2,028    (2,321)
Foreign currency translation adjustments, net of income
  tax....................................................     (16)       45      (166)
                                                           ------   -------   -------
Other comprehensive income (loss), excluding cumulative
  effect of change in accounting principle...............     963     2,073    (2,487)
Cumulative effect of change in accounting principle, net
  of income tax expense (benefit) of $18 million, ($12)
  million and $0 (see Note 1)............................      34       (22)       --
                                                           ------   -------   -------
     Other comprehensive income (loss)...................  $  997   $ 2,051   $(2,487)
                                                           ======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  OTHER EXPENSES

     Information on other expenses was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2010     2009     2008
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Compensation..............................................  $  283   $  148   $  118
Commissions...............................................     936      796      735
Volume-related costs......................................     130      308      374
Affiliated interest costs on ceded reinsurance............     162      107       96
Capitalization of DAC.....................................    (978)    (851)    (835)
Amortization of DAC and VOBA..............................     839      294    1,163
Interest expense on debt and debt issue costs.............     472       71       72
Premium taxes, licenses & fees............................      47       45       38
Professional services.....................................      38       17       18
Rent......................................................      29        3        4
Other.....................................................     363      269      150
                                                            ------   ------   ------
  Total other expenses....................................  $2,321   $1,207   $1,933
                                                            ======   ======   ======



  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

     See Note 5 for DAC and VOBA by segment and a rollforward of each including impacts of capitalization and amortization.

  INTEREST EXPENSE ON DEBT AND DEBT ISSUE COSTS

     Interest expense on debt and debt issue costs includes interest expense on debt (See Note 9) and interest expense related to CSEs of $402 million for the year ended December 31, 2010, and $0 for both of the years ended December 31, 2009 and 2008. See Note 2.

  AFFILIATED EXPENSES

     Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 8, 9 and 15 for discussion of affiliated expenses included in the table above.

14.  BUSINESS SEGMENT INFORMATION

     The Company's business is currently divided into three segments: Retirement Products, Corporate Benefit Funding and Insurance Products. In addition, the Company reports certain of its results of operations in Corporate & Other.

     Retirement Products offers asset accumulation and income products, including a wide variety of annuities. Corporate Benefit Funding offers pension risk solutions, structured settlements, stable value and investment products and other benefit funding products. Insurance Products offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life insurance products

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and services include variable life, universal life, term life and whole life products. Non-Medical Health includes individual disability insurance products.

     Corporate & Other contains the excess capital not allocated to the segments, various domestic and international start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

     Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, it is the Company's measure of segment performance reported below. Operating earnings does not equate to net income (loss) as determined in accordance with GAAP and should not be viewed as a substitute for the GAAP measure. The Company believes the presentation of operating earnings herein as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results from operations and the underlying profitability drivers of the businesses.

     Operating earnings is defined as operating revenues less operating expenses, net of income tax.

     Operating revenues is defined as GAAP revenues (i) less net investment gains (losses) and net derivative gains (losses); (ii) less amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses); (iii) plus scheduled periodic settlement payments on derivatives that are hedges of investments but do not qualify for hedge accounting treatment; and (iv) less net investment income related to contractholder-directed unit-linked investments.

     Operating expenses is defined as GAAP expenses (i) less changes in policyholder benefits associated with asset value fluctuations related to experience-rated contractholder liabilities; (ii) less amortization of DAC and VOBA related to net investment gains (losses) and net derivative gains (losses);
(iii) less interest credited to policyholder account balances related to contractholder-directed unit-linked investments; and (iv) plus scheduled periodic settlement payments on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment.

     In addition, operating revenues and operating expenses do not reflect the consolidation of certain securitization entities that are VIEs as required under GAAP.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2010, 2009 and 2008 and at December 31, 2010 and 2009. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

                                               OPERATING EARNINGS
                                 ----------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2010      PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-------------------------------  ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  240       $  643      $  184       $ --     $1,067       $ --         $1,067
Universal life and investment-
  type product policy fees.....     1,003           29         593         15      1,640         (1)         1,639
Net investment income..........       939        1,102         486        207      2,734        423          3,157
Other revenues.................       337            6         117         43        503         --            503
Net investment gains (losses)..        --           --          --         --         --        150            150
Net derivative gains (losses)..        --           --          --         --         --         58             58
                                   ------       ------      ------       ----     ------       ----         ------
  Total revenues...............     2,519        1,780       1,380        265      5,944        630          6,574
                                   ------       ------      ------       ----     ------       ----         ------
EXPENSES
Policyholder benefits and
  claims.......................       395        1,159         321         --      1,875         30          1,905
Interest credited to
  policyholder account
  balances.....................       718          193         236         96      1,243         28          1,271
Capitalization of DAC..........      (592)          (4)       (327)       (55)      (978)        --           (978)
Amortization of DAC and VOBA...       409            2         337          7        755         84            839
Interest expense on debt.......        --           --          --         70         70        402            472
Other expenses.................     1,023           36         806        123      1,988         --          1,988
                                   ------       ------      ------       ----     ------       ----         ------
  Total expenses...............     1,953        1,386       1,373        241      4,953        544          5,497
                                   ------       ------      ------       ----     ------       ----         ------
Provision for income tax
  expense (benefit)............       198          139           2        (49)       290         30            320
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $  368       $  255      $    5       $ 73        701
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      630
  Total expenses...............................................................     (544)
  Provision for income tax (expense) benefit...................................      (30)
                                                                                  ------
INCOME (LOSS)..................................................................   $  757                    $  757
                                                                                  ======                    ======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2010:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
------------------------------  ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
TOTAL ASSETS..................    $87,461     $30,491     $16,296     $20,637    $154,885
SEPARATE ACCOUNT ASSETS.......    $58,917     $ 1,625     $ 1,077     $    --    $ 61,619
SEPARATE ACCOUNT LIABILITIES..    $58,917     $ 1,625     $ 1,077     $    --    $ 61,619

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2009:    PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
------------------------------  ----------   ---------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................    $  339       $  849      $  124      $  --     $ 1,312     $    --        $ 1,312
Universal life and investment-
  type product policy fees....       748           29         618          5       1,400         (20)         1,380
Net investment income.........       884        1,061         381         40       2,366         (31)         2,335
Other revenues................       264            6         328         --         598          --            598
Net investment gains
  (losses)....................        --           --          --         --          --        (835)          (835)
Net derivative gains
  (losses)....................        --           --          --         --          --      (1,031)        (1,031)
                                  ------       ------      ------      -----     -------     -------        -------
  Total revenues..............     2,235        1,945       1,451         45       5,676      (1,917)         3,759
                                  ------       ------      ------      -----     -------     -------        -------
EXPENSES
Policyholder benefits and
  claims......................       420        1,360         223          1       2,004          61          2,065
Interest credited to
  policyholder account
  balances....................       741          265         243         91       1,340         (39)         1,301
Capitalization of DAC.........      (528)          (2)       (285)       (36)       (851)         --           (851)
Amortization of DAC and VOBA..       329            3         271          2         605        (311)           294
Interest expense on debt......        --            2          --         69          71          --             71
Other expenses................       928           34         648         84       1,694          (1)         1,693
                                  ------       ------      ------      -----     -------     -------        -------
  Total expenses..............     1,890        1,662       1,100        211       4,863        (290)         4,573
                                  ------       ------      ------      -----     -------     -------        -------
Provision for income tax
  expense (benefit)...........       121           97         123       (138)        203        (571)          (368)
                                  ------       ------      ------      -----     -------                    -------
OPERATING EARNINGS............    $  224       $  186      $  228      $ (28)        610
                                  ======       ======      ======      =====
  Adjustments to:
  Total revenues..............................................................    (1,917)
  Total expenses..............................................................       290
  Provision for income tax (expense) benefit..................................       571
                                                                                 -------
INCOME (LOSS).................................................................   $  (446)                   $  (446)
                                                                                 =======                    =======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2009:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
------------------------------  ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
TOTAL ASSETS..................    $73,840     $28,046     $13,647     $12,156    $127,689
SEPARATE ACCOUNT ASSETS.......    $47,000     $ 1,502     $   947     $    --    $ 49,449
SEPARATE ACCOUNT LIABILITIES..    $47,000     $ 1,502     $   947     $    --    $ 49,449

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    OPERATING EARNINGS
                                 -------------------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2008:     PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-------------------------------  ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  118       $  415      $   90       $ 11     $  634      $  --         $  634
Universal life and investment-
  type product policy fees.....       831           41         486          3      1,361         17          1,378
Net investment income..........       788        1,334         337         59      2,518        (24)         2,494
Other revenues.................       160            9          55          6        230         --            230
Net investment gains (losses)..        --           --          --         --         --       (445)          (445)
Net derivative gains (losses)..        --           --          --         --         --        994            994
                                   ------       ------      ------       ----     ------      -----         ------
  Total revenues...............     1,897        1,799         968         79      4,743        542          5,285
                                   ------       ------      ------       ----     ------      -----         ------
EXPENSES
Policyholder benefits and
  claims.......................       384          893         193         29      1,499        (53)         1,446
Interest credited to
  policyholder account
  balances.....................       479          430         223        (21)     1,111         19          1,130
Capitalization of DAC..........      (474)          (5)       (347)        (9)      (835)        --           (835)
Amortization of DAC and VOBA...       640           13         283          2        938        225          1,163
Interest expense on debt.......         1            2          --         69         72         --             72
Other expenses.................       769           36         683         45      1,533         --          1,533
                                   ------       ------      ------       ----     ------      -----         ------
  Total expenses...............     1,799        1,369       1,035        115      4,318        191          4,509
                                   ------       ------      ------       ----     ------      -----         ------
Provision for income tax
  expense (benefit)............        34          150         (24)       (79)        81        122            203
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $   64       $  280      $  (43)      $ 43        344
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      542
  Total expenses...............................................................     (191)
  Provision for income tax (expense) benefit...................................     (122)
                                                                                  ------
INCOME (LOSS)..................................................................   $  573                    $  573
                                                                                  ======                    ======



     Net investment income is based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2010, 2009 and 2008. Operating revenues from U.S. operations were $5.2 billion, $4.8 billion and $4.4 billion for the years ended December 31, 2010, 2009 and 2008, respectively, which represented 87%, 84% and 92%, respectively, of consolidated operating revenues.

15.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain of the agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


other expenses, were $1.3 billion, $1.1 billion and $1.0 billion for the years ended December 31, 2010, 2009 and 2008, respectively. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2010      2009     2008
                                                             ------    ------    ----
                                                                   (IN MILLIONS)
Compensation...............................................  $  244    $  110    $ 98
Commissions................................................     561       511     452
Volume-related costs.......................................     177       279     331
Professional services......................................      16        --      --
Rent.......................................................      26        --      --
Other......................................................     300       200      74
                                                             ------    ------    ----
  Total other expenses.....................................  $1,324    $1,100    $955
                                                             ======    ======    ====



     Revenues received from affiliates related to these agreements were recorded as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2010      2009      2008
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Universal life and investment-type product policy fees.......  $114       $85       $91
Other revenues...............................................  $101       $71       $65


     The Company had net receivables from affiliates of $60 million and $46 million at December 31, 2010 and 2009, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2010
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
TYPE OF INVESTMENTS                             AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
----------------------------------------------  ------------------   ----------   --------------
Fixed maturity securities:
  Bonds:
     U.S. Treasury and agency securities......        $ 7,665          $ 7,676        $ 7,676
     Foreign government securities............            824              903            903
     Public utilities.........................          2,247            2,344          2,344
     State and political subdivision
       securities.............................          1,755            1,646          1,646
     All other corporate bonds................         19,558           20,395         20,395
                                                      -------          -------        -------
       Total bonds............................         32,049           32,964         32,964
Mortgage-backed and asset-backed securities...         10,933           10,855         10,855
Redeemable preferred stock....................          1,150            1,105          1,105
                                                      -------          -------        -------
  Total fixed maturity securities.............         44,132           44,924         44,924
                                                      -------          -------        -------
Other securities..............................          2,126            2,247          2,247
                                                      -------          -------        -------
Equity securities:
  Non-redeemable preferred stock..............            306              268            268
Common stock:
  Industrial, miscellaneous and all other.....            121              137            137
                                                      -------          -------        -------
     Total equity securities..................            427              405            405
                                                      -------          -------        -------
Mortgage loans, net...........................         12,730                          12,730
Policy loans..................................          1,190                           1,190
Real estate and real estate joint ventures....            473                             473
Real estate acquired in satisfaction of debt..             28                              28
Other limited partnership interests...........          1,538                           1,538
Short-term investments........................          1,235                           1,235
Other invested assets.........................          1,716                           1,716
                                                      -------                         -------
       Total investments......................        $65,595                         $66,486
                                                      =======                         =======



--------

   (1) The Company's other securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2010 AND 2009
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2010      2009
                                                                 -------   -------
CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $33,974 and $33,325,
     respectively).............................................  $34,300   $32,132
  Equity securities available-for-sale, at estimated fair value
     (cost: $420 and $484, respectively).......................      396       448
  Mortgage loans (net of valuation allowances of $54 and $52,
     respectively).............................................    4,698     4,122
  Policy loans.................................................    1,127     1,139
  Real estate and real estate joint ventures...................      329       278
  Other limited partnership interests..........................    1,057       925
  Short-term investments, principally at estimated fair value..    1,098       923
  Investment in subsidiaries...................................    4,658     4,131
  Other invested assets, principally at estimated fair value...    1,481     1,467
                                                                 -------   -------
       Total investments.......................................   49,144    45,565
Cash and cash equivalents, principally at estimated fair
  value........................................................    1,364     1,817
Accrued investment income......................................      377       397
Premiums, reinsurance and other receivables....................    6,549     5,827
Receivables from subsidiaries..................................      665       627
Deferred policy acquisition costs and value of business
  acquired.....................................................    2,039     2,640
Current income tax recoverable.................................       16        --
Deferred income tax assets.....................................      912     1,513
Goodwill.......................................................      885       885
Other assets...................................................      149       162
Separate account assets........................................   19,184    19,491
                                                                 -------   -------
     Total assets..............................................  $81,284   $78,924
                                                                 =======   =======
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits.........................................  $19,453   $19,036
Policyholder account balances..................................   25,837    26,127
Other policy-related balances..................................      485       466
Payables for collateral under securities loaned and other
  transactions.................................................    6,857     5,562
Long-term debt -- affiliated...................................      750       950
Current income tax payable.....................................       --         7
Other liabilities..............................................      767       724
Separate account liabilities...................................   19,184    19,491
                                                                 -------   -------
     Total liabilities.........................................   73,333    72,363
                                                                 -------   -------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2010 and 2009...................................       86        86
Additional paid-in capital.....................................    6,719     6,719
Retained earnings..............................................      934       541
Accumulated other comprehensive income (loss)..................      212      (785)
                                                                 -------   -------
     Total stockholders' equity................................    7,951     6,561
                                                                 -------   -------
     Total liabilities and stockholders' equity................  $81,284   $78,924
                                                                 =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (IN MILLIONS)

                                                             2010     2009     2008
                                                            ------   ------   ------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums..................................................  $  148   $  141   $  110
Universal life and investment-type product policy fees....     633      631      741
Net investment income.....................................   2,018    1,895    2,226
Equity in earnings from subsidiaries......................     236     (316)     278
Other revenues............................................     162      328       60
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities...........................................     (97)    (534)    (386)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive income
     (loss)...............................................      47      160       --
  Other net investment gains (losses).....................     152     (418)      41
                                                            ------   ------   ------
     Total net investment gains (losses)..................     102     (792)    (345)
  Net derivative gains (losses)...........................     (67)    (405)     166
                                                            ------   ------   ------
     Total revenues.......................................   3,232    1,482    3,236
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     800      801      682
Interest credited to policyholder account balances........     691      801      896
Other expenses............................................     753      494    1,006
                                                            ------   ------   ------
     Total expenses.......................................   2,244    2,096    2,584
                                                            ------   ------   ------
Income (loss) before provision for income tax.............     988     (614)     652
Provision for income tax expense (benefit)................     231     (168)      79
                                                            ------   ------   ------
Net income (loss).........................................  $  757   $ (446)  $  573
                                                            ======   ======   ======




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (IN MILLIONS)

                                                          2010       2009       2008
                                                        --------   --------   --------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.............  $  1,129   $    993   $    856
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    13,203     10,125     18,221
     Equity securities................................       127        129        119
     Mortgage loans...................................       279        429        458
     Real estate and real estate joint ventures.......        14          3         15
     Other limited partnership interests..............        92         94        181
  Purchases of:
     Fixed maturity securities........................   (13,715)    (9,247)   (11,263)
     Equity securities................................       (38)       (61)       (65)
     Mortgage loans...................................      (868)      (531)      (560)
     Real estate and real estate joint ventures.......       (80)       (19)       (47)
     Other limited partnership interests..............      (204)      (127)      (340)
  Cash received in connection with freestanding
     derivatives......................................        93        225        221
  Cash paid in connection with freestanding
     derivatives......................................      (102)      (434)      (227)
  Net change in policy loans..........................        12         12       (277)
  Net change in short-term investments................      (169)       619       (934)
  Net change in other invested assets.................      (401)      (941)       (60)
                                                        --------   --------   --------
Net cash (used in) provided by investing activities...    (1,757)       276      5,442
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................    20,496     15,236      3,275
     Withdrawals......................................   (21,062)   (17,667)    (4,008)
  Net change in payables for collateral under
     securities loaned and other transactions.........     1,295     (1,421)    (2,560)
  Net change in short-term debt.......................        --       (300)       300
  Long-term debt issued -- affiliated.................        --         --        750
  Long-term debt repaid -- affiliated.................      (200)        --         --
  Debt issuance costs.................................        --         --         (8)
  Financing element on certain derivative
     instruments......................................       (24)       (53)       (46)
  Dividends on common stock...........................      (330)        --       (500)
                                                        --------   --------   --------
Net cash provided by (used in) financing activities...       175     (4,205)    (2,797)
                                                        --------   --------   --------
Change in cash and cash equivalents...................      (453)    (2,936)     3,501
Cash and cash equivalents, beginning of year..........     1,817      4,753      1,252
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,364   $  1,817   $  4,753
                                                        ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest............................................  $     74   $     73   $     44
                                                        ========   ========   ========
  Income tax..........................................  $     98   $     76   $    (41)
                                                        ========   ========   ========


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

           NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.  BASIS OF PRESENTATION

     The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company" or the "Registrant") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

     The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

     Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2010 presentation. Such reclassifications include:

     - Reclassification from other net investment gains (losses) of ($405) million and $166 million to net derivative gains (losses) in the condensed statements of operations for the years ended December 31, 2009 and 2008, respectively; and

     - Reclassification from net change in other invested assets of $225 million and $221 million to cash received in connection with freestanding derivatives and ($434) million and ($227) million to cash paid in connection with freestanding derivatives, all within cash flows from investing activities, in the condensed statements of cash flows for the years ended December 31, 2009 and 2008, respectively.

2.  SUPPORT AGREEMENTS

     The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited ("MetLife Europe"), an Irish company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MetLife Europe to have capital and surplus equal to the greater of (a) EURO14 million, or (b) such amount that will be sufficient to provide solvency cover equal to 150% of the minimum solvency cover required by applicable law and regulation, as interpreted and applied by the Irish Financial Services Regulatory Authority or any successor body.

     The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of (a) L50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                        FUTURE POLICY
                                              DAC    BENEFITS AND OTHER   POLICYHOLDER
                                              AND      POLICY-RELATED        ACCOUNT      UNEARNED
SEGMENT                                      VOBA         BALANCES          BALANCES     REVENUE(1)
------------------------------------------  ------   ------------------   ------------   ----------
2010
Retirement Products.......................  $2,981         $ 1,736           $20,990        $ --
Corporate Benefit Funding.................       9          12,996             9,452          --
Insurance Products........................   2,018           5,328             6,592         217
Corporate & Other.........................      91           5,790             2,257          45
                                            ------         -------           -------        ----
          Total...........................  $5,099         $25,850           $39,291        $262
                                            ======         =======           =======        ====
2009
Retirement Products.......................  $3,060         $ 1,454           $21,059        $ --
Corporate Benefit Funding.................       7          12,702             9,393          --
Insurance Products........................   2,133           4,388             6,052         286
Corporate & Other.........................      44           5,374               938          14
                                            ------         -------           -------        ----
          Total...........................  $5,244         $23,918           $37,442        $300
                                            ======         =======           =======        ====
2008
Retirement Products.......................  $3,171         $ 1,245           $18,905        $ --
Corporate Benefit Funding.................       8          12,048            12,553          --
Insurance Products........................   2,254           3,971             5,531         545
Corporate & Other.........................       7           5,034               186           3
                                            ------         -------           -------        ----
          Total...........................  $5,440         $22,298           $37,175        $548
                                            ======         =======           =======        ====



--------

   (1) Amounts are included within the future policy benefits and other policy-related balances.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

         CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                                               AMORTIZATION OF
                                 PREMIUM          NET         POLICYHOLDER       DAC AND VOBA       OTHER
                               REVENUE AND    INVESTMENT      BENEFITS AND        CHARGED TO      OPERATING    PREMIUMS WRITTEN
SEGMENT                      POLICY CHARGES     INCOME     INTEREST CREDITED    OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
---------------------------  --------------   ----------   -----------------   ---------------   -----------   ----------------
2010
Retirement Products........      $1,243         $  903           $1,113             $  483          $  431            $--
Corporate Benefit Funding..         672          1,098            1,341                  2              32             --
Insurance Products.........         776            478              557                347             479              5
Corporate & Other..........          15            678              165                  7             540             --
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,706         $3,157           $3,176             $  839          $1,482            $ 5
                                 ======         ======           ======             ======          ======            ===
2009
Retirement Products........      $1,087         $  854           $1,161             $   77          $  399            $--
Corporate Benefit Funding..         878          1,069            1,647                  3              34             --
Insurance Products.........         722            375              466                213             362              4
Corporate & Other..........           5             37               92                  1             118             --
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,692         $2,335           $3,366             $  294          $  913            $ 4
                                 ======         ======           ======             ======          ======            ===
2008
Retirement Products........      $  949         $  773           $  863             $  860          $  296            $--
Corporate Benefit Funding..         456          1,334            1,289                 13              33             --
Insurance Products.........         593            333              416                288             336              5
Corporate & Other..........          14             54                8                  2             105             12
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,012         $2,494           $2,576             $1,163          $  770            $17
                                 ======         ======           ======             ======          ======            ===



--------

   (1) Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                                                    % AMOUNT
                                                                                     ASSUMED
                                   GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                   ------------   --------   -------   ----------   --------
2010
Life insurance in-force..........    $326,366     $289,559    $8,217     $45,024      18.3%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $  1,310     $    263    $   13     $ 1,060       1.2%
Accident and health..............         249          242        --           7        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,559     $    505    $   13     $ 1,067       1.2%
                                     ========     ========    ======     =======
2009
Life insurance in-force..........    $278,335     $242,647    $9,044     $44,732      20.2%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $  1,525     $    235    $   14     $ 1,304       1.1%
Accident and health..............         257          249        --           8        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,782     $    484    $   14     $ 1,312       1.1%
                                     ========     ========    ======     =======
2008
Life insurance in-force..........    $226,418     $191,146    $8,800     $44,072      20.0%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $    779     $    181    $   15     $   613       2.4%
Accident and health..............         263          242        --          21        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,042     $    423    $   15     $   634       2.4%
                                     ========     ========    ======     =======



     For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156,577 million and $8,217 million, respectively, and life insurance premiums of $191 million and $13 million, respectively. For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120,549 million and $9,044 million, respectively, and life insurance premiums of $166 million and $14 million, respectively. For the year ended December 31, 2008, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $77,679 million and $8,800 million, respectively, and life insurance premiums of $125 million and $15 million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE

                        HARTFORD, CONNECTICUT 06103-3415

MIC-Book-49-50-51-79-92                                                 May 2011

                                     PART C

                                OTHER INFORMATION

ITEM 26. EXHIBITS


EXHIBIT
 LETTER   DESCRIPTION
-------   -----------
a.        Resolution of the Board of Directors of The Travelers Insurance
          Company authorizing the establishment of the Registrant.
          (Incorporated herein by reference to Exhibit 1 to the Registration
          Statement on S-6, File No. 333-71349, filed January 28, 1999.)

b.        Not Applicable.

c.1. Underwriting Contracts.(Incorporated herein by reference to Exhibit c.1. to Post-Effective Amendment No. 3 to the Travelers Fund UL for
          Variable Life Insurance Registration Statement on Form N-6, File No.
          333-56952, filed February 7, 2003.)

c.2. Selling Agreement. (Incorporated herein by reference to Exhibit c.2 to Post-Effective Amendment No. 4 to the Travelers Fund UL III for
          Variable Life Registration Statement on Form N-6, File No. 333-94779, filed April 24, 2003.)

c.3. Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to the Travelers Fund
          ABD for Variable Annuities' Registration Statement on Form N-4, File
          No. 033-65343, filed April 6, 2006.)

c.4.      Agreement and Plan of Merger between MetLife Investors Distribution
          Company and MLI Distribution LLC dated as of October 20, 2006
          (Incorporated herein by reference to Exhibit c.4. to Post-Effective
          Amendment No. 11 to the Travelers Fund UL for Variable Life
          Registration Statement on Form N-6, File No. 333-96519, filed April 4,
          2007.)

c.5. Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers (Incorporated herein by reference to Exhibit c.5.
          to Post-Effective Amendment No. 11 to the Travelers Fund UL for
          Variable Life Registration Statement on Form N-6, File No. 333-96519, filed April 4, 2007.)

c.6.      Services Agreement between MetLife Investors Distribution Company and
          MetLife Insurance Company of Connecticut and Amendment No. 1 to
          Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for
          Variable Annuities' Registration Statement on Form N-4, File Nos.
          033-73466/811-08242, filed April 7, 2008.)

c.7.      Distribution and Principal Underwriting Agreement between MetLife
          Insurance Company of Connecticut and MetLife Investors Distribution
          Company dated November 24, 2009. (Incorporated herein by reference to Exhibit c.7. to Post-Effective Amendment No. 15 to the Registrant's
          Registration Statement on Form N-6, File No. 333-71349, filed April 9,
          2009.)

c.8.      Enterprise Sales Agreement between MetLife Investors Distribution
          Company and broker-dealers dated February 2010 (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account QPN for Variable Annuities' Registration
          Statement on Form N-4, File No. 333-156911, as filed April 6, 2010.)

d.1. Variable Life Insurance Contracts. (Incorporated herein by reference to Exhibit d.1 to Post-Effective Amendment No. 4 to the Registrant's
          Registration Statement on Form N-6, File No. 333-71349, filed February
          14, 2003.)

d.2. Term Insurance Rider. (Incorporated herein by reference to Exhibit d.2 to Post-Effective Amendment No. 4 to the Registrant's Registration
          Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)

d.3.      Name Change Endorsement. (Incorporated herein by reference to Exhibit
          4(c). to Post-Effective Amendment No. 14 to the Travelers Fund ABD for
          Variable Annuities' Registration Statement on Form N-4, File No.
          033-65343, filed April 6, 2006.)

e. Application for Variable Life Insurance Contracts. (Incorporated herein by reference to Exhibit e to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No.
          333-71349, filed February 14, 2003.)

f.1.      Charter of The Travelers Insurance Company, as amended on October 19,
          1994. (Incorporated herein by reference to Exhibit 6(a) to the Travelers Separate Account TM for Variable Annuities' Registration
          Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

f.2.      By-Laws of The Travelers Insurance Company, as amended on October 20,
          1994. (Incorporated herein by reference to Exhibit 6(b) to the Travelers Separate Account TM for Variable Annuities' Registration
          Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

f.3.      Certificate of Amendment to the Charter for The Travelers Insurance
          Company, as effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to the Travelers
          Fund ABD for Variable Annuities' Registration Statement on Form N-4,
          File No. 033-65343, filed April 6, 2006.)

f.4. Certificate of Correction to the Charter for MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File No.
          333-65926, filed October 31, 2007.)

g. Reinsurance Contract. (Incorporated herein by reference to Exhibit g to Post-Effective Amendment No. 4 to the Registrant's Registration
          Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)

h.1. Administrative Contract. (Incorporated herein by reference to Exhibit h.2 to Post-Effective Amendment No. 4 to the Registrant's Registration
          Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)

h.2.      Participation Agreement among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, MetLife Investors Distribution Company and MetLife
          Insurance Company of connecticut effective August 31, 2007.
          (Incorporated herein by reference to Exhibit 8(e) to Post-Effective
          Amendment No. 11 to MetLife of CT Separate Account Nine for Variable
          Annuities' Registration Statement on Form N-4, File Nos. 333-
          65926/811-09411, filed October 31, 2007.)


EXHIBIT
 LETTER   DESCRIPTION
-------   -----------
h.3.      Participation Agreement among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity Company
          effective November 1, 2005. (Incorporated herein by reference to
          Exhibit 8(c) to Post-Effective Amendment No. 14 to the Travelers Fund
          ABD for Variable Annuities' Registration Statement on Form N-4, File
          No. 033-65343, filed April 6, 2006.)

h.4.      Participation Agreement among AIM Variable Insurance Funds, A I M
          Distributors, Inc., The Travelers Insurance Company, The Travelers
          Life and Annuity Company and Travelers Distribution LLC dated October
          1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration
          Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

h.4.(i).  Amendment dated April 30, 2010 to the Participation Agreement dated
          October 1, 2000 by and among AIM Variable Insurance Funds, A I M
          Distributors, Inc., MetLife Insurance Company of Connecticut and
          MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to
          MetLife of CT Separate Account Eleven for Variable Annuities'
          Registration Statement on Form N-4, File No. 333-101778, filed April
          5, 2011.)

h.4.(ii). Amendment dated April 30, 2010 to the Participation Agreement dated
          October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable
          Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife
          Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment No. 21 to MetLife of
          CT Separate Account Eleven for Variable Annuities' Registration
          Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)

h.5.      Participation Agreement among The Travelers Insurance Company, The
          Travelers Life and Annuity Company, Tower Square Securities, Inc.,
          Alliance Capital Management L.P. and Alliance Fund Distributors, Inc.
          dated November 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's
          Registration Statement on Form N-6, File No. 333-71349, filed April 9,
          2009).

h.6. Shareholder Services Agreement between The Travelers Insurance Company and American Century Investment Services, Inc. dated August 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective
          Amendment No. 15 to the Registrant's Registration Statement on Form
          N-6, File No. 333-71349, filed April 9, 2009).


h.6.(i). Amendment No. 5 dated May 1, 2010 to Shareholder Services Agreement dated August 1, 2001 between American Century Investment Services,
          Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit h.6.(i) to Post-Effective Amendment
          No. 17 to the Registrant's Registration Statement on Form N-6, File
          No. 333-71349, filed April 6, 2011.)


h.7.      Fund Participation Agreement among The Travelers Insurance Company,
          The Travelers Life and Annuity Company, American Variable Insurance
          Series, American Funds Distributors, Inc. and Capital Research and
          Management Company dated October 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

h.7.(i).  Amendment dated April 30, 2010 to the Participation Agreement dated
          October 1, 1999 between American Funds Insurance Series, Capital
          Research and Management Company and MetLife Insurance Company of
          Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account
          Eleven for Variable Annuities' Registration Statement on Form N-4,
          File No. 333-152194, filed April 5, 2011.)

h.8.      Participation Agreement among Delaware Group Premium Fund, Inc.,
          Delaware Distributors, L.P., Delaware Management Company, The
          Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration
          Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

h.8.(i).  Amendment dated July 19, 2010 to the Participation Agreement dated May
          1, 1998 between Delaware VIP Trust, Delaware Management Company,
          Delaware Distributors, L.P. and MetLife Insurance Company of
          Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account
          Eleven for Variable Annuities' Registration Statement on Form N-4,
          File No. 333-152194, filed April 5, 2011.)

h.9.      Amended and Restated Fund Participation Agreement among The Travelers
          Insurance Company, The Travelers Life and Annuity Company, Dreyfus
          Variable Investment Fund, The Dreyfus Socially Responsible Growth
          Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated March
          23, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration
          Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

h.10.     Amended and Restated Participation Agreement among Fidelity(R)
          Variable Insurance Products Funds, Fidelity Distributors Corporation and The Travelers Insurance Company and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

h.10.(i). Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010.
          (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective
          Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable
          Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

h.11.     Amended and Restated Participation Agreement among Franklin Templeton
          Variable Insurance Products Trust, Franklin/Templeton Distributors,
          Inc., The Travelers Insurance Company, The Travelers Life and Annuity
          Company and Travelers Distribution LLC dated May 1, 2004 and amendments. (Incorporated herein by reference to Post-Effective
          Amendment No. 15 to the Registrant's Registration Statement on Form
          N-6, File No. 333-71349, filed April 9, 2009).

h.11.(i). Amendment No. 5 dated October 5, 2010 to the Amended and Restated
          Participation Agreement dated May 1, 2004 Among Franklin Templeton
          Variable Insurance Products Trust, Franklin/Templeton Distributors,
          Inc., MetLife Insurance Company of Connecticut and MetLife Investors
          Distribution Company. (Incorporated herein by reference to Exhibit
          8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate
          Account Eleven for Variable Annuities' Registration Statement on Form
          N-4, File No. 333-152189, filed April 5, 2011.)

h.12.     Fund Participation Agreement among Janus Aspen Series, The Travelers
          Insurance Company and The Travelers Life and Annuity Company dated May
          1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration
          Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

h.13.     Participation Agreement among Legg Mason Partners Variable Equity
          Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor
          Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife
          Insurance Company of Connecticut dated January 1, 2009. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

h.13.(i). Amendment dated April 30, 2010 to the Participation Agreement dated
          January 1, 2009 between Legg Mason Partners Variable Equity Trust,
          Legg Mason Partners Variable Income Trust, Legg Mason Investor
          Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife
          Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to MetLife of CT
          Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

h.14.     Participation Agreement among MFS Variable Insurance Trust, MetLife
          Insurance Company of Connecticut and MFS Fund Distributors, Inc. dated
          November 10, 2008. (Incorporated herein by reference to Post-Effective
          Amendment No. 15 to the Registrant's Registration Statement on Form
          N-6, File No. 333-71349, filed April 9, 2009).

h.15.     Participation Agreement among Oppenheimer Variable Account Funds,
          OppenheimerFunds, Inc., The Travelers Insurance Company and The
          Travelers Life and Annuity Company dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective
          Amendment No. 15 to the Registrant's Registration Statement on Form
          N-6, File No. 333-71349, filed April 9, 2009).

h.16.     Participation Agreement among The Travelers Insurance Company, The
          Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and
          PIMCO Funds Distributors LLC dated May 1, 2001 and amendments.
          (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No.
          333-71349, filed April 9, 2009).

h.17.     Participation Agreement among Pioneer Variable Contracts Trust, The
          Travelers Insurance Company, The Travelers Life and Annuity Company,
          Pioneer Investment Management, Inc. and Pioneer Funds Distributor,
          Inc. dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's
          Registration Statement on Form N-6, File No. 333-71349, filed April 9,
          2009).

h.18.     Amended and Restated Participation Agreement among Putnam Variable
          Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective
          Amendment No. 15 to the Registrant's Registration Statement on Form
          N-6, File No. 333-71349, filed April 9, 2009).

h.19.     Participation Agreement among The Travelers Insurance Company, The
          Travelers Life and Annuity Company, Royce Capital Fund and Royce &
          Associates, LLC dated December 17, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's
          Registration Statement on Form N-6, File No. 333-71349, filed April 9,
          2009).


h.19.(i). Amendment dated April 30, 2010 to the Participation Agreement dated
          December 17, 2004 between Royce Capital Fund, Royce & Associates, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit h.19.(i) to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-6, File No.
          333-71349, filed April 6, 2011.)


h.20.     Amended and Restated Participation Agreement among The Travelers
          Insurance Company, The Travelers Life and Annuity Company, The
          Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc.
          and Morgan Stanley Investment Management Inc. dated May 1, 2005 and amendment. (Incorporated herein by reference to Post-Effective
          Amendment No. 15 to the Registrant's Registration Statement on Form
          N-6, File No. 333-71349, filed April 9, 2009).

h.21.     Participation Agreement among Van Kampen Life Investments Trust, Van
          Kampen Funds Inc., Van Kampen Asset Management, The Travelers
          Insurance Company and The Travelers Life and Annuity Company dated May
          1, 2005 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration
          Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

h.21.(i). Amendment dated April 30, 2010 to the Participation Agreement dated
          May 1, 2005 Among Van Kampen Life Investment Trust, Van Kampen Funds
          Inc., Van Kampen Asset Management and MetLife Insurance Company of
          Connecticut. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account
          Eleven for Variable Annuities' Registration Statement on Form N-4,
          File No. 333-101778, filed April 5, 2011.)

j.        None.

k. Opinion of Counsel as to the legality of the securities being registered. (Incorporated herein by reference to Exhibit k to Post-
          Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)

l.        Not applicable

m.        Not applicable

n.        Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm. (Filed herewith).

o.        Omitted Financial Statements. Not applicable.

p.        Initial Capital Agreements. Not applicable.

q.        Redeemability Exemption. (Incorporated herein by reference to Post
          Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 29, 2005.)

r.        Powers of Attorney authorizing Michele H. Abate, Paul G. Cellupica,
          Richard S. Collins, John E. Connolly, Jr., Gina C. Sandonato, Myra L.
          Saul, and Marie C. Swift to act as signatory for Michael K. Farrell,
          Maria R. Morris, Robert E. Sollmann, Jr., Peter M. Carlson and Stanley
          J. Talbi (Incorporated herein by reference to Exhibit r to Post-Effective Amendment No. 8 to MetLife of CT Fund UL III for
          Variable Life Insurance Registration Statement on Form N-6, File No.
          333-113533, filed April 8, 2010.)



ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                         POSITIONS AND OFFICES
BUSINESS ADDRESS                           WITH INSURANCE COMPANY
----------------------------------------   -------------------------------------
Michael K. Farrell                         Chairman of the Board, President,
                                           Chief Executive Officer and Director

Maria R. Morris                            Director

Robert E. Sollmann, Jr.                    Director and Executive Vice President

Steven A. Kandarian                        Executive Vice President and Chief
                                           Investment Officer

Nicholas D. Latrenta                       General Counsel

Peter M. Carlson                           Executive Vice President and Chief
                                           Accounting Officer

Stanley J. Talbi                           Executive Vice President and Chief
                                           Financial Officer

Steven J. Goulart                          Senior Vice President and Treasurer



PRINCIPAL BUSINESS ADDRESS:



The principal business address of each person shown above is MetLife, Inc., 1095 Avenue of the Americas, New York, NY 10036, except that the principal business address for Steven A. Kandarian and Michael K. Farrell is 10 Park Avenue, Morristown, NJ 07962.


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Registrant and Depositor are ultimately controlled by MetLife, Inc.

An organizational chart for MetLife, Inc. is as follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2010

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2010. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     5.     Plaza Drive Properties, LLC (DE)

     6.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 87.98% is owned by MetLife, Inc., 12.01% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (TX)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)

            c)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            A. MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                              4)    MetLife Insurance and Investment Trust
                                    (Australia) - MetLife Insurance and
                                    Investment Trust is a trust vehicle, the trustee of which is MetLife Investments PTY Limited ("MIPL"). MIPL is a wholly owned subsidiary of MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2.    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong).

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   Krisman, Inc. (MO)

      29.   Special Multi-Asset Receivables Trust (DE)

      30.   White Oak Royalty Company (OK)

      31.   500 Grant Street GP LLC (DE)

      32. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      33.   MetLife Canada/MetVie Canada (Canada)

      34.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Associates LLC (DE)

      35.   Euro CL Investments LLC (DE)

      36.   MEX DF Properties, LLC (DE)

      37. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      38.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      39.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      40.   MLIC Asset Holdings, LLC (DE)

      41.   85 Broad Street Mezzanine LLC (DE)

            (a)   85 Broad Street LLC (DE)

      42.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      43. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      44. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC

            a.    MLGP Lakeside, LLC (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)

AB.   MetLife Reinsurance Company of Vermont (VT)

AC.   Delaware American Life Insurance Company (US)

      1.    GBN, LLC (US)

AD.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. Is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11. UBB - ALICO Zhivotozastrahovatelno Druzestvo AD (Bulgaria) - 40% of UBB-ALICO Zhivotozastrahovatelno Druzestvo is owned by ALICO and the remaining interests are owned by third parties.

      12.   Amcico Pojistovna A.S. (Czech Republic)

      13. Hellenic ALICO Life Insurance Company Ltd. (Cyprus) - 27.5% of Hellenic ALICO Life Insurance Company Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      14.   ALICO S.A. (France)

            a. ALICO Direct (France) - 50% of ALICO Direct is owned by ALICO S.A. and the remaining interests by AIG Europe, S.A.

            b.    ALICO Solutions S.A.S. (France)

      15. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      16. Hestis S.A. (France) - 66.06% of Hestis S.A. is owned by ALICO and the remaining interests are owned by third parties.

            a.    Hestis Courtage Sarl (France)

      17. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a.    First Hungarian-American Insurance Agency Limited (Hungary)

      18.   ALICO Life International Limited (Ireland)

      19.   ALICO Isle of Man Limited (Isle of Man)

      20.   ALICO Italia S.p.A. (Italy)

            a. Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      21. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a.    Amplico Services Sp z.o.o. (Poland)

            b.    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c. AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      22. AIG Polska Towartzystwo Ubezpieczen S.A. (AIG PTU) (Poland) - 0.748% of AIG PTU is owned by ALICO and the remaining interests are owned by third parties.

      23.   ALICO Asigurari Romania S.A. (Romania)

            a. ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A.is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

      24.   International Investment Holding Company Limited (Russia)

      25.   ALICO European Holdings Limited (Ireland)

            a.    ZAO Master D (Russia)

                  i. ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      26.   ALICO Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)

      27.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a.    ALICO Services Central Europe s.r.o. (Slovakia)

            b.    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      28. ALICO AIG Europe A.I.E. (Spain) - 50% of Alico AIG Europe A.I.E. is owned by ALICO and the remaining interests are owned by a third party.

      29.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      30.   ALICO Management Services Limited (United Kingdom)

      31.   ZEUS Aministration Services Limited (United Kingdom)

      32. ALICO Trustees (UK) Ltd. (UK) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      33.   PJSC ALICO Ukraine (Ukraine)

      34.   Borderland Investments Limited (USA-Delaware)

            a.    ALICO Hellas Single Member Limited Liability Company (Greece)

      35.   International Technical and Advisory Services Limited (USA-Delaware)

      36.   International Services Incorporated (Delaware)

      37.   ALICO Operations Inc. (USA-Delaware)

            a.    ALICO Asset Management Corp. (Japan)

      38. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      39. ALICO Compania de Suguros, S.A. (Argentina) - 90% of ALICO Compania de Suguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      40. ALICO Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of ALICO Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      41. Inversiones Interamericana S.A. (Chile) 99.99% of Inversiones Interamericana S.A. is owned by ALICO and .01% by International Technical & Advisory Services.

            a. Administradora de Fondos Para la Vivienda Intercajas S.A. (Chile) - 40% of Administradora De Fondos Para la Vivienda Intercajas S.A. is owned by Inversiones Interamericana S.A. and the remaining interests are owned by a third party.

            b.    La Interamericana Compania de Seguros de Vida S.A. (Chile)

            c. ALICO Costa Rica S.A. (Costa Rica) - 99.99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and .01% by La Interamericana Compania de Seguros de Vida S.A.

            d. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i. Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      42.   ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico)

      43.   ALICO Services, Inc. (Panama)

      44.   American Life and General Insurance Company (Trinidad & Tobago) Ltd.
            - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a.    ALGICO Properties, Ltd. (Trinidad & Tobago)

      45. Inversiones Inversegven C.A. (Venezuela) - 50% of Inversiones Inversegven C.A. is owned by ALICO and the remaining interests are owned by a third party.

            a. Seguros Venezuela C.A. (Venezuela) - 92.797% of Seguros Venzuela C.A. is owned by Inversiones Inversegven C.A. and the remaining interests are owned by others.

                    i.  Sindicato El Trigal C.A. (Venzuela)

                   ii. Servicios Segveca C.A. (Venezuela) - 50% of Servicios Segveca C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

                  iii. Inversiones 601 C.A. (Venezuela) - 30% of Inversiones 601 C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

      46.   ALICO Compania de Seguros de Vida, S.A. (Uruguay)

      47. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by a third party.

      48.   Global Properties, Inc. (USA-Delaware)

      49.   Alpha Properties, Inc. (USA-Delaware)

      50.   Beta Properties, Inc. (USA-Delaware)

      51.   Delta Properties Japan, Inc. (USA-Delaware)

      52.   Epsilon Properties Japan, Inc.

      53.   Iris Properties, Inc. (USA-Delaware)

      54.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

                                        6


ITEM 29. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter, as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30. PRINCIPAL UNDERWRITER



(a)  MetLife Investors Distribution Company ("MLIDC")
     5 Park Plaza, Suite 1900
     Irvine, CA 92614



MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment Companies (other than the Registrant):

          MetLife of CT Fund UL for Variable Life Insurance,
          MetLife of CT Separate Account Eleven for Variable Annuities MetLife of CT Separate Account QPN for Variable Annuities Metropolitan Life Variable Annuity Separate Account II
          Met Investors Series Trust
          MetLife Investors Variable Annuity Account One
          MetLife Investors Variable Life Account One
          MetLife Investors USA Separate Account A
          MetLife Investors USA Variable Life Account A
          First MetLife Investors Variable Annuity Account One
          General American Separate Account Eleven
          General American Separate Account Twenty-Eight
          General American Separate Account Twenty-Nine
          General American Separate Account Two
          Security Equity Separate Account Twenty-Six
          Security Equity Separate Account Twenty-Seven
          Metropolitan Life Separate Account E
          Metropolitan Life Separate Account UL
          Metropolitan Tower Life Separate Account One
          Metropolitan Tower Life Separate Account Two
          Paragon Separate Account A
          Paragon Separate Account B
          Paragon Separate Account C
          Paragon Separate Account D
          Metropolitan Series Fund, Inc.



(b) MetLife Investors Distribution Company is the principal underwriter for the Policies. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL                         POSITIONS AND OFFICES
BUSINESS ADDRESS                           WITH UNDERWRITER
----------------------------------------   ----------------------------------------
Michael K. Farrell **                      Director

Elizabeth M. Forget                        Executive Vice President

John G. Martinez ***                       Vice President, Chief Financial Officer

Paul A. LaPiana *                          Executive Vice President, National Sales
                                           Manager -- Life

Andrew G. Aiello *                         Senior Vice President, Channel Head-
                                           National Accounts

Jeffrey A. Barker******                    Senior Vice President, Channel Head-
                                           Independent Accounts

Curtis Wohlers *****                       Senior Vice President, National Sales
                                           Manager, Independent Planners and
                                           Insurance Advisors

Jay S. Kaduson **                          Senior Vice President

Craig W. Markham ****                      Director


NAME AND PRINCIPAL                         POSITIONS AND OFFICES
BUSINESS ADDRESS                           WITH UNDERWRITER
----------------------------------------   ----------------------------------------
Paul A. Sylvester *                        President, National Sales
                                           Manager -- Annuities & LTC

William J. Toppeta                         Director

Steven J. Goulart **                       Treasurer



Unless otherwise noted, the principal business address of each person shown above is:



          MetLife, Inc., 1095 Avenue of the Americas, New York, NY 10036



*         MetLife Investors, 5 Park Plaza, Suite 1900, Irvine, CA 92614



**        MetLife, 10 Park Avenue, Morristown, NJ 07962



***       MetLife, 501 Route 22, Bridgewater, NJ 08807



****      MetLife, 13045 Tesson Ferry Road, St. Louis, MO 63128



*****     MetLife, 1300 Hall Boulevard, Bloomfield, CT 06002



****** MetLife, 1 MetLife Plaza, 27-01 Queens Plaza North, Long Island City, NY 11101



(c)  Compensation From the Registrant



                                                                      (3)
                                                                COMPENSATION ON
                                                                     EVENTS
                                                     (2)          OCCASIONING
                                                     NET         THE DEDUCTION
                     (1)                         UNDERWRITING         OF A             (4)              (5)
              NAME OF PRINCIPAL                 DISCOUNTS AND    DEFERRED SALES     BROKERAGE          OTHER
                 UNDERWRITER                     COMMISSIONS          LOAD         COMMISSIONS      COMPENSATION
              -----------------                ---------------  ---------------  ---------------  ---------------
MetLife Investors Distribution Company.......     $2,036,855           $0               $0               $0




MLIDC, as the principal underwriter and distributor, did not receive any fees on the Policies. The Company paid compensation directly to broker-dealers who have selling agreements with MLIDC.



Tower Square Securities, Inc. provided certain limited services to MLIDC in the course of ordinary business as a principal underwriter to maintain its status as a broker-dealer in good standing with the FINRA. Tower Square Securities, Inc. allocated such expenses to MLIDC.


ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

(1)  MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut 06002-2910

(2)  Metropolitan Life Insurance Company
     501 Boylston Street
     Boston, Massachusetts 02116

ITEM 32. MANAGEMENT SERVICES

Not Applicable.

ITEM 33. FEE REPRESENTATION

The Company hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 6th day of April, 2011.


              MetLife of CT Fund UL III for Variable Life Insurance
                                  (Registrant)

              MetLife Insurance Company of Connecticut (Depositor)

                                        By:        /s/ PAUL L. LECLAIR
                                            ------------------------------------
                                                       Paul L. LeClair
                                                 Vice President and Actuary

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 6th day of April, 2011.


                    MetLife Insurance Company of Connecticut
                                   (Depositor)

                                        By:        /s/ PAUL L. LECLAIR
                                            ------------------------------------
                                                       Paul L. LeClair
                                                 Vice President and Actuary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 6th day of April, 2011.




                                                    Chairman of the Board,
                                                    President, Chief Executive
            /s/ *MICHAEL K. FARRELL                 Officer and Director
-----------------------------------------------
               Michael K. Farrell

             /s/ *MARIA R. MORRIS                   Director
-----------------------------------------------
                Maria R. Morris

          /s/ *ROBERT E. SOLLMANN, JR.              Director and Executive Vice President
-----------------------------------------------
            Robert E. Sollmann, Jr.

             /s/ *PETER M. CARLSON                  Executive Vice President and Chief
-----------------------------------------------     Accounting Officer
               Peter M. Carlson

             /s/ *STANLEY J. TALBI                  Executive Vice President and Chief Financial
-----------------------------------------------     Officer
                Stanley J. Talbi








                                        *By:    /s/ JOHN E. CONNOLLY, JR.
                                             -----------------------------------
                                             John E. Connolly, Jr., Attorney-in-
                                                             fact
* Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney. (Incorporated herein by reference to Exhibit r to Post-Effective Amendment No. 8 to MetLife of CT Fund UL III for Variable Life Insurance Registration Statement on Form N-6, File No. 333-113533, filed April 8, 2010.)

                                  EXHIBIT INDEX

EXHIBIT LETTER DESCRIPTION

      n. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.